FILE NO 2
25890
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
   _________________________________________________
                       FORM N-1A

__________________________________________________

                POST-EFFECTIVE AMENDMENT NO. 58
                             To The
                     REGISTRATION STATEMENT
                             Under
                   THE SECURITIES ACT OF
                              1933 and
                POST-EFFECTIVE AMENDMENT
                             NO. 38 under
               THE INVESTMENT COMPANY ACT OF 1940
       ______________________________________________
       __ __
                    SMITH BARNEY FUNDS, INC.
      (Exact name of Registrant as specified in Charter)

         388 Greenwich Street, New York, New York
            10013 (Address of principal executive
            offices)

                   (212) 816-6474
                (Registrant's telephone number)

                       Christina T. Sydor
         388 Greenwich Street, New York, New York 10013
                          (22nd Floor)
            (Name and address of agent for service)
       __________________________________________________
   To Register Additional Securities under Reg. 270.24e-
2

              CALCULATION OF REGISTRATION FEE
Title              of
Share
Proposed                    Proposed
securities                         Amount
Maximum
maximum                Amount of
being
being
offering
aggregate
registration
registered                        registered
price
per
share
offering *                   fee

Equity    Income                   2,617,753
$16.65
$290,000                                            $100
Portfolio-Class A
(Formerly known as
Income and Growth Portfolio)

U.S.     Government               5,651,292
$14.19
$290,000                 $100
Securities Portfolio-Class A

Income    Return                  3,310,664
$9.81
$290,000                 $100
Account Portfolio-
Class A


Income   Return
119,737 $9.61
$290,000                 $100
Account Portfolio-
Class C
Income   Return
248,185 $9.60 $290,000               $100
Account Portfolio-
Class Y

Short-Term    U.S.
26,890,380 $4.17 $290,000
$100 Treasury Portfolio

The fee for the shares to be registered by this filing has been computed on the basis of the market value per share in effect on December 14, 1995.

*Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2.

During its fiscal year ended December 31, 1994, the fund redeemed 15,128,995 Class A shares of the Equity Income Portfolio. During its current fiscal year, the fund used 12,528,659 Class A shares of the Equity Income Portfolio it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f2(c). The fund currently is registering 2,617,753 Class A shares for the Equity Income Portfolio, which is equal to the remaining 2,600,336 shares redeemed during its fiscal year ended December 31, 1994, plus 17,417 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended December 31, 1994, the fund redeemed 8,851,963 Class A shares of the U.S.
Government Securities Portfolio.  During  its  current
fiscal  year,  the fund   used 3,221,108  Class  A  shares
of the U.S. Government Securities Portfolio it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The fund currently is registering 5,651,292 Class A shares for the U.S. Government Securities Portfolio, which is equal to the remaining 5,630,855 Class A shares redeemed during its fiscal year ended December 31, 1994, plus 20,437 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended December 31, 1994, the fund redeemed 3,708,422 Class A shares of the Income Return Account Portfolio. During its current fiscal year, the fund used 427,320 Class A shares of the Income Return Account Portfolio it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The fund currently is registering 3,310,664 Class A shares for the Income Return Account Portfolio, which is equal to the remaining 3,281,102 Class A shares redeemed during its fiscal year ended December 31, 1994, plus 29,562 shares. During its current fiscal year, the fund filed no other post effective  amendments  for the purpose of reduction
pursuant
to Rule 24e-2(a).
During its fiscal year ended December 31, 1994, the fund redeemed 357,469 Class C shares of the Income Return
Account Portfolio. During its current fiscal year, the fund used 267,909 Class C shares of the Income Return Account Portfolio it redeemed during its fiscal year ended December
31, 1994, for a reduction pursuant to  Rule  24f-2(c).   The
fund currently is registering 119,737 Class C shares for the Income Return Account Portfolio, which is equal to the remaining 89,560 Class C shares redeemed during its fiscal year ended December 31, 1994, plus 30,177 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e2(a).
During its fiscal year ended December 31, 1994, the fund redeemed 351,172 Class Y shares of the Income Return
Account Portfolio. During its current fiscal year, the fund used 133,195 Class Y shares of the Income Return Account Portfolio it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The fund currently is registering 248,185 Class Y shares for the Income Return Account Portfolio, which is equal to the remaining 217,977 Class A shares redeemed during its fiscal year ended December 31, 1994, plus 30,208 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e2(a).
During its fiscal year ended December 31, 1994, the fund redeemed 50,274,705 shares of the Short-Term U.S.
Treasury Portfolio. During its current fiscal year, the fund used 23,453,869 shares of the Short-Term U.S. Treasury Portfolio it redeemed during its fiscal year ended December 31, 1994, for a reduction pursuant to Rule 24f-2(c). The fund currently is registering 26,890,380 shares for the Short-Term U.S. Treasury Portfolio, which is equal to the remaining 26,820,836 shares redeemed during its fiscal year ended December 31, 1994, plus 69,544 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e2(a).




                 Rule 24f-2 (1) Declaration:

Registrant filed its Rule 24f-2 Notice on February 28,  1995 for its most recent fiscal year ended December 31, 1994.

It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.





                        CROSS REFERENCE SHEET
                    (as required by 495 (a))
Part A of
Form N-1A                                      Prospectus Caption

1. Cover Page                                  cover page

2. Synopsis                                    "Prospectus
Summary"

3. Condensed Financial Information             "Financial
Highlights"
4.                                             General Description
of
                                               Registrant
                                               "Additional
                                               Information"
                                               cover page
                                               "Investment
                                               Objective
and                                               Management
Policies"

5.                                             Management of the
Fund
                                               "Management of the
                                               Fund" "Prospectus
                                               Summary"
6.                                             Capital Stock and
                                               Other Securities
                                               "Additional
                                               Information"
                                               "Redemption of
                                               Shares" cover page
                                               "Dividends, Distri
butions and
Taxes"

7.                                             Purchase of
Securities
                                               Being Offered
                                               "Prospectus
                                               Summary" "Purchase
                                               of Shares"
                                               "Management of the
                                               Fund"
                                               "Valuation of
Shares"

8.                                             Redemption or
                                               Repurchase
                                               "Redemption of
                                               Shares" "Minimum
                                               Account Size"

9. Legal Proceedings                           not applicable


Part B of                                      Statement of
Additional
Form N-1A                                      Information Caption

10. Cover page                                 cover page

11. Table of Contents                          "Table of Contents"

12. General Information and History            not applicable

13. Investment Objectives and Policies              "Investment
                                               Policies"
                                               "Investment
Restrictions"

14. Management of the Registrant                    "Directors
and
                                               Officers"

15. Control Persons and Principal
                                                 Holders of
                                               Securities
                                               See Prospectus
                                               "Additional
                                               Information"
                                               "Directors and
Officers"

16. Investment Advisory and other Services          See
Prospectus
--
                                               "Management of the
                                               Fund"
                                               "Directors and
Officers"                                         "Investment
Management                                        Agreement and
Other
Services"                                         "Custodian"
                                               "Independent
Auditors"

17. Brokerage Allocation                            "Investment
                                               Management
                                               Agreement and
                                               Other Services"
18. Capital Stock and Other Securities              See
Prospectus
--
                                               "Additional
                                               Information"  See
                                               Prospectus
                                               "Dividends,
                                               Distributions and
                                               Taxes"
                                               "Investment
                                               Policies" "Voting"

19. Purchase, Redemption and Pricing
                                                 of Securities
                                               Being Offered
                                               See Prospectus
                                               "Purchase of
                                               Shares" and
                                               "Prospectus
                                               Summary" "IRA and
                                               other Proto
type                                              Retirement
Plans"
                                               See Prospectus
"Valuation of
Shares"
                                               "Financial
Statements" "Redemption of Shares"

20. Tax Status                                      See
Prospectus
--
                                               "Dividends,
                                               Distribu tions and
                                               Taxes" "Additional
                                               Tax Information"

21. Underwriters                                    See
Prospectus
--
                                               "Management of the
                                               Fund" "Investment
                                               Management
                                               Agreement and
                                               Other Services"

22. Calculation of Performance Data                 "Performance
                                               Information"
23. Financial Statements
"Financial
                                               Statements"

Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post Effective Amendment to the Registration Statement.

P R O S P E C T U S


SMITH BARNEY FUNDS, INC.
Short-Term

U.S. Treasury

Securities

Portfolio
APRIL 28, 1995


Prospectus begins on page one
LOGO Smith Barney Mutual Funds
     Investing for your future.
     Every day.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PROSPECTUS
APRIL 28, 1995

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

   The Short-Term U.S. Treasury Securities Portfolio (the "Portfolio") is one of six investment portfolios that currently comprise Smith Barney Funds, Inc. (the
"Fund"). The Portfolio seeks current income, preservation of capital and liquidity. The Portfolio seeks to achieve its objective by investing its assets in U.S. Treasury securities backed by the full faith and credit of the U.S.
Government. Shares of the Portfolio are not issued, insured or guaranteed, as to value or yield, by the U.S. Government or its agencies or instrumentalities.

This Prospectus sets forth concisely certain information about the Fund and the Portfolio, including distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Portfolio is contained in a Statement of
Additional Information dated April 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.
1

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            8
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            10
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE OF SHARES                             12
-------------------------------------------------
EXCHANGE PRIVILEGE                             16
-------------------------------------------------
REDEMPTION OF SHARES                           20
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           23
-------------------------------------------------
PERFORMANCE                                    23
-------------------------------------------------
MANAGEMENT OF THE FUND                         24
-------------------------------------------------
DISTRIBUTOR                                    26
-------------------------------------------------
ADDITIONAL INFORMATION                         26 -----------
--------------------------------------

-------------------------------------------------------------
----------------
 No person has been authorized to give any information or to make any
representations in connection with this offering other than
those contained in
this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an
offer by the Fund
or the Distributor to sell or a solicitation of an offer to
buy any of the
securities offered hereby in any jurisdiction to any person
to whom it is
unlawful to make such offer or solicitation in such jurisdiction. -----------------------------------------------
------------------------------

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the
Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Portfolio is an open-end, management investment com-pany. The Portfolio seeks current income, preservation of capital and liquidi-ty. The Portfolio seeks to achieve its objective by investing its assets in
U.S. Treasury securities backed by the full faith and credit of the U.S. Gov-ernment. Shares of the Portfolio are not issued, insured or guaranteed, as to value or yield, by the U.S. Government or its agencies or instrumentalities.
See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Portfolio offers two classes of shares
("Classes") to investors. The general public is offered Class
A shares. Class
Y shares are offered only to investors meeting an initial investment minimum of $5,000,000. See "Purchase of Shares" and "Redemption of Shares."

Class A Shares. Class A shares are sold at net asset value without a sales charge. Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney
Mutual Funds at net asset value subject to a contingent deferred sales charge
("CDSC"), remain subject to the original fund's CDSC while held in the Portfo-lio. Class A shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.10% of the average daily net assets of this
Class.

Class Y Shares. Class Y shares are available only to investors meeting an ini-tial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.
See "Distributor" for a complete description of the service and distribution fees for Class A shares and "Valuation of Shares,"
"Dividends, Distributions
and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(k) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a)

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PROSPECTUS SUMMARY (CONTINUED)

of the Internal Revenue Code of 1986, as amended (the
"Code"), as well as
other types of participant directed, tax-qualified employee benefit plans
(collectively, "Participating Plans"). Class A and Class Y shares are avail-able as investment alternatives for Participating Plans. See
"Purchase of
Shares --  Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney Inc. ("Smith Barney"). Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, The Shareholder Services
Group, Inc. ("TSSG"), a subsidiary of First Data Corporation.
See "Purchase of
Shares."

INVESTMENT MINIMUMS Investors in Class A shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan.
Investors in Class Y shares may open an account for an initial investment of
$5,000,000. Subsequent investments of at least $50 may be made in either
Class. For participants in retirement plans qualified under
Section 403(b)(7)
or Section 401(a) of the Code, the minimum initial investment requirement for
Class A shares and the subsequent investment requirement for both Class A and
Class Y shares is $25. The minimum initial investment requirement for Class A shares and the subsequent investment requirement for both Class A and Class Y shares through the Systematic Investment Plan described below is $50. See
"Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic
Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares in an amount of at least $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PROSPECTUS SUMMARY (CONTINUED)


MANAGEMENT OF THE PORTFOLIO Smith Barney Mutual Funds Management Inc. (former-ly, Smith, Barney Advisers, Inc.) (the "Manager") serves as the Portfolio's investment manager. The Manager is a wholly owned subsidiary of Smith Barney
Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of The Trav-elers Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life
Insurance
Services and
Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual Funds at the respec-tive net asset values next determined, plus any applicable sales charge dif-ferential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income. Distributions of net realized capital gains, if any, are paid annual-ly. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of the
Portfolio will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Portfolio's investment objective will be achieved. The value of the Portfo-lio's investments, and thus the net asset value of the Portfolio's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Portfo-lio invests. See "Investment Objective and Management Policies."

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PROSPECTUS SUMMARY (CONTINUED)


THE PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Portfolio based, unless otherwise noted, on the Portfolio's operating expenses for its most recent fiscal year:


CLASS A CLASS Y ---------------------------------------------
---------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering
price)....................... None    None
    Maximum CDSC
       (as a percentage of original cost or redemption
      proceeds, whichever is
lower)............................. None*   None ------------
-------------------------------------------------------------
----
  ANNUAL PORTFOLIO OPERATING EXPENSES
    (as a percentage of average net assets)
    Management
fees.............................................
0.45%   0.45%
    12b-1
fees.................................................. 0.35 -
-
    Other
expenses**............................................ 0.11
0.10 --------------------------------------------------------
----------------------
  TOTAL PORTFOLIO OPERATING EXPENSES
0.91%   0.55% -----------------------------------------------
-------------------------------

 * Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney
  Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Portfolio.
** "Other expenses" for Class Y shares have been estimated because no Class Y shares were outstanding during the fiscal year ended December 31, 1994.

  Smith Barney receives an annual 12b-1 fee of 0.35% of the value of average daily net assets of Class A shares, consisting of a 0.10% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities
Portfolio

PROSPECTUS SUMMARY (CONTINUED)


 EXAMPLE

 The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirect-ly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of
Shares" and "Management of the Fund."

                                                1 YEAR 3
YEARS 5                                         YEARS 10
YEARS ----------------------------------------------
--------------------------------
  An investor would pay the following expenses
on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the
  end of each time period:
  Class A....................................   $ 9     $29
$50     $112
  Class Y....................................     6      18
31       69

The example also provides a means for the investor to compare expense levels
of funds with different fee structures over varying
investment periods. To
facilitate such comparison, all funds are required to utilize a 5.00% annual
return assumption. However, the Portfolio's actual return
will vary and may be
greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A                                    REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

FINANCIAL HIGHLIGHTS


The following schedule for the periods ended December 31st has been audited in conjunction with the annual audits of the financial statements of Smith Bar-ney Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The 1994 finan-cial statements and the independent auditors' report thereon appear in the
December 31, 1994 Annual Report to Shareholders. No information is presented for Class Y shares, because no Class Y shares were outstanding for the periods shown.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

CLASS A SHARES                            1994     1993
1992 1991(a) ------------------------------------------------
-----------------------------
Net Asset Value, Beginning of Period     $4.16      $4.12
$4.09    $4.01 ----------------------------------------------
-------------------------------
INCOME (LOSS) FROM INVESTMENT OPERA-
 TIONS:
Net investment income                     0.18       0.18
0.19     0.03
Net realized and unrealized gain
 (loss) on investments                   (0.25)      0.06
0.04     0.09
-------------------------------------------------------------
----------------
Total Income (Loss) from Investment
 Operations                              (0.07)      0.24
0.23     0.12 -----------------------------------------------
--
-----------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income     (0.18)     (0.18)
(0.19)   (0.03)
Distributions from net realized gains
 on security transactions                   --      (0.02)
(0.01)   (0.01) ---------------------------------------------
--------------------------------
Total Distributions                      (0.18)     (0.20)
(0.20)   (0.04) ---------------------------------------------
--------------------------------
NET ASSET VALUE, END OF PERIOD            3.91       4.16
4.12     4.09 -----------------------------------------------
--
-----------------------------
TOTAL RETURN                             (2.15)%     6.01%
5.92%    2.85%++ --------------------------------------------
--
--------------------------------
NET ASSETS, END OF PERIOD (000S)       $88,707   $205,758
$130,280  $93,946 -------------------------------------------
----------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                 0.91%      0.88%
0.91%    0.80%+
 Net investment income                    4.54       4.40
4.76     4.89+ ----------------------------------------------
--
------------------------------
PORTFOLIO TURNOVER RATE                  24.51%     41.12%
44.99%    4.61% ---------------------------------------------
--
-------------------------------

(a) For the period from November 11, 1991 (commencement of operations) to
    December 31, 1991.
 +  Annualized.
++ Not annualized as it may not be representative of the total return for the year.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
The investment objective of the Portfolio is current income, preservation of capital and liquidity. There can be no assurance that the investment objective of the Portfolio will be achieved.

The Portfolio will seek to achieve its objective by investing its assets in
U.S. Treasury debt securities guaranteed by the direct "full faith and credit" pledge of the United States Government. U.S. Treasury debt securities (includ-ing Treasury bills, notes and bonds) are direct obligations of the U.S. Trea-sury. The payment of principal and interest on such securities is uncondition-ally guaranteed by the U.S. Government and, therefore, they are deemed to be of the highest possible credit quality.

 Though U.S. Treasury debt securities have historically not involved risk of loss of principal if held to maturity, they are subject to variations in market value due to fluctuations in interest rates. Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Portfolio's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's shares. Conversely, during periods of rising interest rates, the value of the
Portfolio's shares will generally decline. In an effort to minimize fluctua-tions in market value of its portfolio securities, the Portfolio is expected to maintain a dollar-weighted average maturity of approximately 3 years.

Pending direct investment in U.S. Treasury debt securities, the Portfolio may enter into repurchase agreements secured by such securities in order to earn income on available cash but only in an amount up to 10% of the value of its total assets. A repurchase agreement arises when the Portfolio acquires a secu-rity and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the
Portfolio to invest temporarily available cash at no market risk. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Portfolio's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; how-ever, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited, or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur dis-position costs in connection with liquidating the collateral.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

The Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or it needs to generate cash to satisfy redemptions. As the portfolio turnover rate increases, so will the Portfolio's dealer mark ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of the Portfolio will fluctuate with the market value of its securities.

 As a matter of fundamental policy, the Portfolio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. Whenever borrowings exceed 5% of the value of its total assets, the Portfolio will not make any additional investments.

The Portfolio's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment
Company Act of 1940 (the "1940 Act"). Except as specifically noted, the Portfo-lio's investment policies are not fundamental and, as such, may be modified by the directors of the Fund provided such modification is not prohibited by the investment restrictions (which are set forth in the Statement of Additional
Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

VALUATION OF SHARES


The Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities owned by the Portfolio are valued at the mean between the bid and asked quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

VALUATION OF SHARES (CONTINUED)

quotations for securities of similar type, yield and maturity. Short-term investments with a remaining maturity of 60 days or less are valued at amor-tized cost where the Board has determined that amortized cost is fair value.
Other investments of the Portfolio, if any, are valued at a fair value deter-mined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued.
Income dividends are paid monthly. Distributions of net realized capital gains, if any, are paid annually.

 If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value.

  Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying a Smith Barney Financial Consultant. Accounts held directly by TSSG should notify TSSG in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account. If a shareholder redeems in full an account between payment dates, all dividends accrued to the date of liquidation will be paid with the proceeds from the redemption of shares.

The per share dividends on Class A shares of the Portfolio may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice and distribution fees applicable to Class A shares. Distributions of capi-tal gains, if any, will be in the same amount for Class A and Class Y shares.

 TAXES

 The Portfolio intends to qualify as a regulated investment company under
Subchapter M of the Code to be relieved of Federal income tax on that part of

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

  Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Portfolio, are taxable to shareholders of the Portfolio as ordinary income. The Portfolio's dividends will not qualify for the dividends received deduction for corporations. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

The Fund is required to withhold and remit to the U.S. Treasury 31% of divi-dends, distributions and redemption proceeds to shareholders who fail to pro-vide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's Federal income tax liability.

  State Taxes. The Fund believes that dividends paid by the Portfolio are exempt from state income taxation.

Prior to investing in shares of the Portfolio, investors should consult with their tax advisors concerning the Federal, state and local tax consequences of such an investment.

PURCHASE OF SHARES


 GENERAL

The Portfolio offers two Classes of shares. Class A shares are sold to investors without an initial sales charge or CDSC but are subject to annual service

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PURCHASE OF SHARES (CONTINUED)

and distribution fees. (In addition, Class A shares acquired as part of an
exchange privilege transaction, which were originally
acquired in one of the
other funds of the Smith Barney Mutual Funds at net asset
value subject to a
CDSC, remain subject to the original fund's CDSC while held
in the Portfolio.)
Class Y shares are sold without an initial sales charge or
CDSC or service or
distribution fees, and are available only to investors
investing a                      minimum of
$5,000,000.

Shares may be purchased through a brokerage account maintained with Smith
Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, includ-ing qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through TSSG. When purchasing shares of the Portfolio, investors must specify whether the purchase is for Class A or
Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

Investors in Class A shares may open an account by making an initial invest-ment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed
Retirement Plan in the Portfolio. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the min-imum initial investment requirement for Class A shares and the subsequent investment requirement for both Classes in the Portfolio is $25. For the Port-folio's Systematic Investment Plan, the minimum initial investment requirement for Class A Shares and the subsequent investment requirement for both Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, TSSG. Share certifi-cates are issued only upon a shareholder's written request to TSSG.

The Portfolio's shares are sold continuously at their net
asset value next
determined after a purchase order is received and becomes
effective. A purchase
order becomes effective when the Fund, Smith Barney or an
Introducing Broker
receives, or converts the purchase amount into, Federal funds
(i.e., monies of
member banks within the Federal Reserve System held on
deposit at a                                Federal

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PURCHASE OF SHARES (CONTINUED)

Reserve Bank). When orders for the purchase of Portfolio shares are paid for in
Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the
Introducing Broker, the order becomes effective on the day of receipt prior to the close of regular trading on the NYSE, on any day the Portfolio calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of regular trading on the NYSE are effective as of the time the net asset value is next determined. When orders for the purchase of Portfolio shares are paid for other than in Federal funds, Smith Barney or the Introduc-ing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order becomes effective on the day following its receipt by the Fund, Smith Barney or the Introducing Broker.
Shares purchased directly through TSSG begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue dividends on the next business day following the day the purchase order becomes effective.

 SYSTEMATIC INVESTMENT PLAN

Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or TSSG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is avail-able from the Fund or a Smith Barney Financial Consultant.

 LETTER OF INTENT

Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Portfo-lio and agree to purchase a total of $5,000,000 of Class Y shares of the same
Portfolio within six months from the date of the Letter. If a total invest-

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PURCHASE OF SHARES (CONTINUED)

ment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25% and a distribution fee of 0.10%) and expenses applicable to the Portfolio's Class A shares. Please contact a Smith Barney Financial Consultant or TSSG for further information.

 SMITH BARNEY 401(k) PROGRAM

Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating
Plans in the Smith Barney 401(k) Program.

The Portfolio offers to Participating Plans Class A and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class A shares acquired through the Smith Barney 401(k) Program are subject to the same serv-ice and distribution fees as, but a different CDSC schedule than, the Class A shares acquired by other investors. Similar to those shares available to other investors, Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any service or distribution fees or any initial sales charge or
CDSC. Once a Participating Plan has made an initial investment in the Portfo-lio, all of its subsequent investments in the Portfolio must be in the same
Class of shares.

Class A Shares. Class A shares of the Portfolio are offered to any Partici-pating Plan that purchases from $500,000 to $4,999,999 of Class A shares of one or more of the other Smith Barney Mutual Funds. Class A shares acquired through the Smith Barney 401(k) Program after November 7, 1994 by exchange from one of the other Smith Barney Mutual Funds are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.

 Class Y Shares. Class Y shares of the Portfolio are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more of the other funds of the Smith Barney Mutual Funds.

 No CDSC is imposed on redemptions of Class A shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PURCHASE OF SHARES (CONTINUED)

value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) the current net asset value of such shares purchased more than one year prior to redemption, plus (b) increases in the net asset value of the shareholder's Class A shares above the purchase payments made dur-ing the preceding year. Whether or not the CDSC applies to a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the
CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

 The CDSC will be waived on redemptions of Class A shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

Participating Plans wishing to acquire shares of the Portfolio through the
Smith Barney 401(k) Program must purchase such shares directly from TSSG. For further information regarding the Smith Barney 401(k)
Program, investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith
Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

 Growth Funds

  Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities
Portfolio

EXCHANGE PRIVILEGE (CONTINUED)

  Smith Barney Fundamental Value Fund
  Inc. Smith Barney Growth Opportunity
  Fund Smith Barney Managed Growth Fund
  Smith Barney Special Equities Fund
  Smith Barney Telecommunications Growth Fund

 Growth and Income Funds

  Smith Barney Convertible Fund
Smith Barney Funds, Inc. -- Income and Growth
  Portfolio Smith Barney Funds, Inc. -- Utility
  Portfolio
  Smith Barney Growth and Income Fund
Smith Barney Premium Total Return Fund
  Smith Barney Strategic Investors
  Fund Smith Barney Utilities Fund

 Taxable Fixed-Income Funds

Smith Barney Adjustable Rate Government Income Fund Smith
  Barney Diversified Strategic Income Fund
Smith Barney Funds, Inc. -- Income Return Account
Portfolio Smith Barney Funds, Inc. -- Monthly Payment
Government
Portfolio
Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
  Smith Barney Government Securities Fund
  Smith Barney High Income Fund
  Smith Barney Investment Grade Bond Fund
  Smith Barney Managed Governments Fund
                  Inc.

 Tax-Exempt Funds

  Smith Barney Arizona Municipals Fund
  Inc. Smith Barney California Municipals
  Fund Inc.
  Smith Barney Florida Municipals Fund
  Smith Barney Intermediate Maturity California
  Municipals Fund Smith Barney Intermediate Maturity
  New York Municipals Fund Smith Barney Limited
  Maturity Municipals Fund
       Smith Barney Managed Municipals Fund Inc.
  Smith Barney Massachusetts Municipals Fund Smith
  Barney Muni Funds -- California Portfolio
Smith Barney Muni Funds -- Florida Limited Term
Portfolio Smith Barney Muni Funds -- Florida Portfolio
 Smith Barney Muni Funds -- Georgia Portfolio
Smith Barney Muni Funds -- Limited Term
Portfolio

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

EXCHANGE PRIVILEGE (CONTINUED)

  Smith Barney Muni Funds -- National Portfolio
  Smith Barney Muni Funds -- New Jersey
  Portfolio Smith Barney Muni Funds -- New York
  Portfolio Smith Barney Muni Funds -- Ohio
  Portfolio
Smith Barney Muni Funds -- Pennsylvania
  Portfolio Smith Barney New Jersey Municipals
  Fund Inc. Smith Barney New York Municipals
  Fund Inc. Smith Barney Oregon Municipals Fund
  Smith Barney Tax-Exempt Income Fund

 International Funds

  Smith Barney Precious Metals and Minerals Fund Inc.
  Smith Barney World Funds, Inc. -- Emerging Markets
  Portfolio Smith Barney World Funds, Inc. -- European
  Portfolio
Smith Barney World Funds, Inc. -- Global Government Bond
Portfolio
Smith Barney World Funds, Inc. -- International Balanced
Portfolio
  Smith Barney World Funds, Inc. -- International Equity
Portfolio
    Smith Barney World Funds, Inc. -- Pacific Portfolio

 Money Market Funds

  Smith Barney Money Funds, Inc. -- Cash Portfolio
  Smith Barney Money Funds, Inc. -- Government Portfolio *Smith Barney Money Funds, Inc. -- Retirement Portfolio
  Smith Barney Municipal Money Market Fund, Inc.
  Smith Barney Muni Funds -- California Money Market Portfolio Smith Barney Muni Funds -- New York Money Market Portfolio
-------------------------------------------------------------
--
----------------
  * Available only for exchange with Class A shares of the Portfolio.


 Class A Exchanges. Class A shares of the Portfolio will be subject to the appropriate "sales charge differential" upon the exchange of such shares for
Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distribu-

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

EXCHANGE PRIVILEGE (CONTINUED)

tions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.
Class A shares held in the Portfolio prior to November 7, 1994 that are subse-quently exchanged for shares of other funds of the Smith Barney Mutual Funds will not be subject to a sales charge differential.

Class Y Exchanges. Class Y shareholders of the Portfolio who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The
Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Portfolio's other shareholders. In this event, the Manager will notify Smith Barney and Smith Barney may, at its dis-cretion, decide to limit additional purchases and/or exchanges by the share-holder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or
(b) remain
invested in the Portfolio or exchange into any of the funds of the Smith Bar-ney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

   Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registra-tion of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

REDEMPTION OF SHARES

 The Fund is required to redeem the shares of the Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any
request for
redemption must specify the Class being redeemed. In the
event of a                             failure to
specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will normally be remitted on the business day following receipt of proper tender but, in any event, payment will be made within seven days thereafter, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. The Fund anticipates that, in accordance with regulatory changes, beginning on or about June 1, 1995, payment will be made no later than the third business day after receipt of proper tender. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the sharehold-er's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, which may take up to ten days or more.

Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Funds, Inc./Short-Term U.S. Treasury Securities
Portfolio
 Class A or Y (please specify)
 c/o The Shareholder Services Group, Inc.
 P.O. Box 9134
 Boston, Massachusetts 02205-9134

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

REDEMPTION OF SHARES (CONTINUED)

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to TSSG together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. TSSG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

The Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Portfolio. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts with-drawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

 CONTINGENT DEFERRED SALES CHARGE

Class A shares of the Portfolio acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney
Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, Class A shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

REDEMPTION OF SHARES (CONTINUED)

Smith Barney. The CDSC will be assessed based on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gain distributions.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A shares acquired through an exchange have been held will be calculated from the date that the Class A shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption.

  The CDSC on Class A shares, if any, will be waived on (a) exchanges (see "Ex-change Privilege" above); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for with-drawal plans that were established prior to November 7,
1994); (c) redemptions
of shares within twelve months following the death or disability of the share-holder; (d) redemption of shares made in connection with qualified distribu-tions from retirement plans or IRAs upon the attainment of age 59 1/2; (e)
involuntary redemptions; and (f) redemptions of shares in connection with a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

REDEMPTION OF SHARES (CONTINUED)

  For information concerning the CDSC applicable to Class A shares acquired through the Smith Barney 401(k) Program, see "Purchase of
Shares --Smith Barney
401(k) Program."

MINIMUM ACCOUNT SIZE


 The Fund reserves the right to involuntarily liquidate any shareholder's account in the Portfolio if the aggregate net asset value of the shares held in the Portfolio account is less than $500. (If a shareholder has more than one account in this Portfolio, each account must satisfy the minimum account size.)
The Fund, however, will not redeem shares based solely upon market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE



From time to time the Portfolio may include its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Portfolio may include its current dividend return. These figures are computed separately for Class A and Class Y shares of the Portfolio. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return.
The yield of the Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30 day period for twelve periods and is expressed as a percentage of the investments. The yield quotation

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

PERFORMANCE (CONTINUED)

is calculated according to a formula prescribed by the SEC to facilitate com-parison with yields quoted by other investment companies. The Portfolio calcu-lates current dividend return for each Class by annualizing the most recent distribution and dividing by the net asset value on the last day of the period for which current dividend return is presented. The Portfolio's current divi-dend return for each Class may vary from time to time depending on market con-ditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing the Portfolio's cur-rent return to yields published for other investment companies and other investment vehicles. The Portfolio may also include comparative performance information in advertising or marketing its shares. Such performance informa-tion may include data from Lipper Analytical Services, Inc. and other financial publications. The Portfolio will include performance data for Class A and Class
Y shares in any advertisement or information including performance data.

MANAGEMENT OF THE FUND


  BOARD OF DIRECTORS
Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and the
Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of the Portfolio are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the
Fund.

  MANAGER

  Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day-to-day operations of the Portfolio pursuant to a management agreement entered into by the Fund on behalf of the Portfolio under which the Manager offers the Port-folio advice and assistance with respect to the acquisition, holding or dis-posal of securities and recommendations with respect to other aspects and affairs of the Portfolio and furnishes the Portfolio with bookkeeping, account-ing and administrative services, office space and equipment, and the

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

MANAGEMENT OF THE FUND (CONTINUED)

services of the officers and employees of the Fund. By written agreement the research and other departments of Smith Barney and staff furnish the Manager with information, advice and assistance and are available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith Barney for performing such servic-es; there is no charge to the Fund for such services.

For the Portfolio's last fiscal year, the management fee was 0.45% of the
Portfolio's average net assets and the Portfolio's total expenses were 0.91% of the average net assets for Class A shares.

The Manager was incorporated on March 12, 1968 under the laws of Delaware. As of March 31, 1995 the Manager had aggregate assets under management of approxi-mately $54 billion. The Manager, Smith Barney and Holdings are each located at
388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

  PORTFOLIO MANAGEMENT

Patrick Sheehan is a Managing Director of Smith Barney, a Vice President of the Fund and portfolio manager of the Portfolio, the U.S. Government Securities
Portfolio, the Monthly Payment Government Portfolio and the
Income Return
Account Portfolio of Smith Barney Funds, Inc. Mr. Sheehan manages the day to day operations of each of these Portfolios, including making all investment decisions. Prior to January 1992, Mr. Sheehan was a Portfolio Manager at Value
Line Inc., Senior Vice President of Seaman's Bank for
Savings, Assistant Vice
President of Capital Markets of Federal Home Loan Board of
New York and Vice
President and Treasurer of Poughkeepsie Savings Bank.

  Management's discussion and analysis, and additional performance information regarding the Portfolio during the fiscal year ended December 31, 1994 is included in the Annual Report dated December 31, 1994. A copy of the Annual
Report may be obtained upon request and without charge from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

DISTRIBUTOR

Smith Barney distributes shares of the Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-ice fee with respect to Class A shares of the Portfolio at the annual rate of
0.25% of the average daily net assets of that Class. Smith Barney is also paid a distribution fee with respect to Class A shares at the annual rate of 0.10% of the average daily net assets attributable to those shares. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carry-ing charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A shares, a continuing fee for servic-ing shareholder accounts for as long as a shareholder remains a holder of that
Class. Smith Barney Financial Consultants may receive different levels of com-pensation for selling the different Classes of shares.

 Amounts expended by Smith Barney but not reimbursed by the Portfolio in any year will not be a continuing liability of the Portfolio in subsequent years.
Because the Portfolio reimburses Smith Barney only for actual expenditures,
Smith Barney realizes no profit from the Plan.

ADDITIONAL INFORMATION


 The Fund, an open-end, diversified investment company, was incorporated in
Maryland on December 2, 1966. The Fund has an authorized capital of
2,000,000,000 shares with a par value of $.01 per share. The Board of Directors has authorized the issuance of fifteen series of shares, each representing shares in one of fifteen separate Portfolios and may authorize the issuance of

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio

ADDITIONAL INFORMATION (CONTINUED)

additional classes of shares in the future. The assets of each Portfolio are segregated and separately managed and a shareholder's interest is in the assets and earnings of the Portfolio in which he or she holds shares. Class A and
Class Y shares of the Portfolio represent interests in the assets of the Port-folio and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertains to a particular Class. Shareholders are enti-tled to one vote for each share held and will vote in the aggregate and not by
Portfolio except as otherwise required by the 1940 Act or Maryland law. As described under "Voting" in the Statement of Additional Information, the Fund ordinarily will not hold meetings of shareholders annually; however, sharehold-ers have the right to call a meeting upon a vote of 10% of the Fund's outstand-ing shares for the purpose of voting to remove directors. Shareholders will receive assistance in communicating with other shareholders in connection with the removal of directors as required by the 1940 Act. Shares do not have cumu-lative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.

PNC Bank, National Association, located at 17th and Chestnuts
Streets,
Philadelphia, Pennsylvania 19103, serves as custodian of the Portfolio's investments.

TSSG, located at Exchange Place, Boston, Massachusetts 02109, serves as the
Fund's transfer agent.

 The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

SMITH BARNEY

------------

                                                 A Member of

TravelersGroup LOGO

SMITH BARNEY

FUNDS, INC.

SHORT-TERM

U.S. TREASURY

SECURITIES PORTFOLIO









388 Greenwich Street
                                                        New

York, New York 10013

FD 2319 D5

SMITH BARNEY FUNDS, INC.

   Income and

Growth Portfolio
Utility Portfolio

April 28, 1995

PROSPECTUS
BEGINS ON PAGE ONE


[LOGO OF SMITH BARNEY MUTUAL FUNDS
          APPEARS HERE]

P R O S P E C T U S

Smith Barney Funds, Inc.

PROSPECTUS
APRIL 28, 1995


  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

The Income and Growth Portfolio is one of six investment portfolios that cur-rently comprise Smith Barney Funds, Inc. (the "Fund").
The Income
and Growth
Portfolio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

   The Utility Portfolio is also one of six investment portfolios that currently comprise the Fund. The Utility Portfolio seeks current income and moderate cap-ital growth. It seeks to achieve its objective by investing in equity and debt securities of public utility companies.

This Prospectus sets forth concisely certain information about the Fund and each of the Portfolios, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an invest-ment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about each of the Portfolios is contained in a State-ment of Additional Information dated April 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The
Statement of
Additional
Information has been filed with the Securities and Exchange Commission (the
"SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE
SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED
UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS
A CRIMINAL OFFENSE.

Smith Barney Funds, Inc.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                               3 -----
--------------------------------------------FINANCIAL
HIGHLIGHTS  12 -----------------------------------------
-------INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
15 -------------------------------------------------
VALUATION OF SHARES 18
------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              18 -----
--------------------------------------------PURCHASE OF
SHARES      19
-------------------------------------------------
EXCHANGE PRIVILEGE  31
------------------------------------------------
REDEMPTION OF SHARES                            35 -----
--------------------------------------------MINIMUM
ACCOUNT SIZE                            36 -------------
------------------------------------
PERFORMANCE                                     37 -----
-------------------------------------------MANAGEMENT OF
THE FUND                          38 -------------------
-----------------------------DISTRIBUTOR
40 ------------------------------------------------
ADDITIONAL INFORMATION                          41 -----
--------------------------------------------APPENDIX A-1
-------------------------------------------------

--------------------------------------------------------
-------
---------------
No person has been authorized to give any information or
to make
any
representations in connection with this offering other
than those
contained in
this Prospectus and, if given or made, such other
information and
representations must not be relied upon as having been
authorized
by the Fund
or the Distributor. This Prospectus does not constitute
an offer by
the Fund or
the Distributor to sell or a solicitation of an offer to
buy any of
the
securities offered hereby in any jurisdiction to any
person to whom
it is
unlawful to make such offer or solicitation in such
jurisdiction. ------------------------------------------
---------------------
---------------

Smith Barney Funds, Inc.

PROSPECTUS SUMMARY


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of
Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVES The Income and Growth Portfolio is an open-end, manage-ment investment company whose investment objective is to seek current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Utility Portfolio seeks current income and moderate capital growth by investing in equity and debt securities of public utility companies. See "Investment Objectives and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS Each Portfolio offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general
public is
offered three Classes of shares: Class A shares, Class B shares and
Class C
shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class
Y shares,
is offered only to investors meeting an initial investment minimum of
$5,000,000. In addition, for the Income and Growth
Portfolio only,
a fifth
Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of
Smith Barney Inc. ("Smith Barney") and its affiliates.
See "Purchase of
Shares" and "Redemption of Shares."

Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within
12 months
of purchase. See "Prospectus Summary--Reduced or No
Initial Sales
Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00%
each year
after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of
0.25% and
an annual distribution fee of 0.75% of the average daily net assets of the
Class.

Smith Barney Funds, Inc.

The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge
Alternatives."

Class C Shares. Class C shares are sold at net asset
value with
no initial
sales charge. They are subject to an annual service fee
of 0.25%
and an annual
distribution fee of 0.75% of the average daily net
assets of the
Class C
shares, and investors pay a CDSC of 1.00% if they redeem
Class C
shares within
12 months of purchase. The CDSC may be waived for
certain redemptions. The
Class C shares' distribution fee may cause that Class to
have
higher expenses
and pay lower dividends than Class A shares. Purchases
of Class C
shares, which
when combined with current holdings of Class C shares of
the Portfolio equal or
exceed $500,000 in the aggregate, should be made in
Class A shares
at net asset
value with no sales charge, and will be subject to a
CDSC of
1.00%
on redemp-
tions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

In deciding which Class of Portfolio shares to purchase, investors should consider the following factors, as well as any other relevant facts and circum-stances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in a Portfolio. Any investment

Smith Barney Funds, Inc.

return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because a Portfolio's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the
                          CDSC
period
and any con-
version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter
CDSC period
than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

    Investors investing a minimum of $5,000,000 must
                        purchase
Class
Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999, Class
B shares is $249,999 and Class C shares is $499,999.
There is no
maximum pur-
chase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on
Class A
shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Portfolio. In addition,
Class A share
purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase.
The $500,000 aggregate
investment may be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney listed under "Exchange Privilege." Class A share purchases also may be eligible for a reduced initial sales charge. See
"Purchase of
Shares." Because
the ongoing expenses of Class A shares may be lower than those for
Class B and
Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund"
                           for
a
complete descrip-
tion of the sales charges and service and distribution fees for each Class

Smith Barney Funds, Inc.

of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and
"Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (the
"Code"), as well
as other
types of participant directed, tax-qualified employee benefit plans
(collec-
tively, "Participating Plans"). Class A, Class B, Class
C and Class
Y shares
are available as investment alternatives for Participating Plans.
See "Purchase
of Shares -- Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, The Shareholder
Services Group,
Inc.
("TSSG"), a subsidiary of First Data Corporation. See
"Purchase of
Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C
shares may open
an account by making an initial investment of at least
$1,000 for
each account,
or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic
Investment
Plan
described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN Each Portfolio offers shareholders a
Systematic
Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares in an amount of at least $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New
York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of
Shares" and "Re-
demption of Shares."

Smith Barney Funds, Inc.

MANAGEMENT OF EACH PORTFOLIO Smith Barney Mutual Funds
Management
Inc. (former-
ly, Smith, Barney Advisers, Inc.) (the "Manager") serves as each
Portfolio's
investment manager. The Manager is a wholly owned subsidiary of
Smith Barney
Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of The Trav-elers Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life
Insurance
Services and
Property & Casualty Insurance Services. See "Management of the
Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at
the respective
net asset values next determined, plus any applicable sales charge differential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of each Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See
"Valuation
of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid quar-terly on shares of the Income and Growth Portfolio and monthly on shares of the
Utility Portfolio. Distributions of net realized capital gains, if any, are paid annually for each Portfolio. See "Dividends, Distributions and
Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired
by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that a Port-folio's investment objective will be achieved. The value of the
Portfolio's
investments, and thus the net asset value of a Portfolio's shares, will fluctu-ate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which a Portfolio invests. The
Income and Growth Portfolio may invest in foreign securities.
Investments in
foreign securities incur higher costs than investments in U.S.
securities,
including higher costs in making securities transactions as well as foreign government

Smith Barney Funds, Inc.
PROSPECTUS SUMMARY (CONTINUED)


taxes which may reduce the investment return of the Portfolio. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability. See
"Investment
Objectives and
Management Policies" and "Appendix."

EACH PORTFOLIO'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of each Portfolio, based on the maximum sales charge or maximum
CDSC that may
be incurred at the time of purchase or redemption and, each Portfolio's operat-ing expenses for its most recent fiscal year:


APPLICABLE TO BOTH
PORTFOLIOS
                                              CLASS A
CLASS B                              CLASS
C CLASS Y
--------------------------------------------------------
-------
------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)        5.00%
None
None

  None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever is  None*
5.00% 1.00%   None
    lower)

                                      APPLICABLE TO
THE INCOME AND
                                            GROWTH
                                     PORTFOLIO CLASS
                                     A CLASS B CLASS
                                     C
CLASS
Y ------------------------------------------------------
--
--------
---
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
  Management fees                     0.58%   0.58%
0.58%
0.58%
  12b-1 fees**                        0.25    1.00
1.00
--
  Other expenses***                   0.13    0.01
0.17
0.07 ---------------------------------------------------
------------
---
 TOTAL PORTFOLIO OPERATING EXPENSES  0.96%   1.59%
1.75%
0.65% --------------------------------------------------
---------
-----
---

Smith Barney Funds, Inc.

                                     APPLICABLE TO THE
UTILITY
PORTFOLIO
                                             EXPENSE
ALLOCATION
                                     CLASS A  CLASS B
CLASS C
CLASS Y ------------------------------------------------
---------------
--------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
  Management fees                      0.60%    0.60%
0.60%
 0.60%
  12b-1 fees**                         0.25     1.00
1.00
  --
  Other expenses***                    0.16     0.07
0.17
 0.12
--------------------------------------------------------
-------
--------
   TOTAL PORTFOLIO OPERATING EXPENSES   1.01%    1.67%
1.77%
 0.72%
--------------------------------------------------------
-------
--------

 * Purchases of Class A shares, which when combined with current holdings of
   Class A shares offered with a sales charge equal or exceed
$500,000 in the
   aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers,
Inc.
*** "Other expenses" for Class Y shares have been estimated because no Class Y shares were outstanding during the fiscal year ended
December
31, 1994.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of each of the Portfolio's shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the
Smith Barney 401(k) Program. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares.
Smith Barney
also receives
with respect to Class B and Class C shares an annual 12b-
1 fee of
1.00% of the
value of average daily net assets of the respective
Classes, consisting of a
0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and account-ing fees, printing costs and registration fees.

Smith Barney Funds, Inc.

EXAMPLE

The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by each Portfolio of operating expenses at the levels set forth in the table above. See
"Purchase of Shares," "Redemp-
tion of Shares" and "Management of the Fund."

                               1 YEAR 3 YEARS 5 YEARS 10
YEARS* -------------------------------------------------
------------
  An investor would pay the
  following expenses on a $1,000
  investment, assuming (1) 5.00%
  annual return and (2) redemption
  at the end of each time period:
  INCOME AND GROWTH PORTFOLIO
    Class A                     $59     $79
$100
$162
    Class B                      66      80
97
172
    Class C                      28      55
95
206
    Class Y                       7      21
36
81
  UTILITY PORTFOLIO
    Class A                     $60     $81
$103
$167
    Class B                      67      83
101
180
    Class C                      28      56
96
208
    Class Y                       7      23
40
89
  An investor would pay the
  following expenses on the same
  investment, assuming the same
  annual return and no redemption:
  INCOME AND GROWTH PORTFOLIO
    Class A                     $59     $79
$100
$162
     Class B                      16      50      87
172
     Class C                      18      55      95
206
     Class Y                       7      21      36
81
  UTILITY PORTFOLIO
     Class A                     $60     $81    $103
$167
     Class B                      17      53      91
180
     Class C                      18      56      96
208
     Class Y                       7      23      40
89 -----------------------------------------------------
--------

* Ten-year figures assume conversion of Class B shares to
Class A
shares at the
 end of the eighth year following the date of purchase.

Smith Barney Funds, Inc.

The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a
5.00% annual
return assumption. However, each Portfolio's actual return will vary and may be greater or less than 5.00% THIS EXAMPLE SHOULD NOT BE
CONSIDERED A
REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER
OR LESS THAN
THOSE SHOWN.

Smith Barney Funds, Inc.

FINANCIAL HIGHLIGHTS

The following schedule for the periods ended December
31st has been
audited in
conjunction with the annual audits of the financial statements of
Smith Barney
Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The
1994 financial
statements and the independent auditors' report thereon appear in the December
31, 1994 Annual Report to Shareholders. No information is presented for Class
Y shares, because no Class Y shares were outstanding for the periods shown.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT
EACH YEAR:

INCOME AND GROWTH PORTFOLIO

CLASS A SHARES                1994(1)    1993      1992
1991
    1990 -----------------------------------------------
----------------
---------------
NET ASSET VALUE, BEGINNING
OF YEAR                      $13.31     $12.48    $12.51
$10.54    $12.69 ---------------------------------------
------------------------
---------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income          0.43       0.46      0.50
0.56      0.67
 Net realized and
  unrealized gain (loss) on
  investments                  (1.00)      1.56
0.38 2.19     (1.87) -----------------------------------
----------------------------
---------------
Total Income (Loss) from
 Investment Operations         (0.57)      2.02
0.88 2.75     (1.20) -----------------------------------
----------------------------
---------------
LESS DISTRIBUTIONS:
 Dividends from net
investment income            (0.42)     (0.46)    (0.51)
(0.73)    (0.70)
 Distribution from net
  realized gains on
 security transactions (2)    (0.14)     (0.73)
(0.40) (0.05)    (0.25) --------------------------------
-------------------------------
---------------
Total Distributions            (0.56)     (1.19)
(0.91) (0.78)    (0.95) --------------------------------
-------------------------------
---------------
NET ASSET VALUE, END OF
 YEAR                         $12.18     $13.31
$12.48 $12.51    $10.54 --------------------------------
-------------------------------
---------------
TOTAL RETURN (P)               (4.31)%    16.38%
7.23%
26.57%    (9.46)% --------------------------------------
-------------------------
---------------
NET ASSETS, END OF YEAR
 (000S)                     $544,572   $627,870
$573,085 $583,686  $513,586 ----------------------------
-----------------------------------
---------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                       0.96%      0.91%
0.92%
0.84%     0.45%
 Net investment income          3.31       3.42
3.97
4.80      5.69 -----------------------------------------
----------------------
---------------
PORTFOLIO TURNOVER RATE        26.77%     46.10%
39.16%
44.50%    47.99% ---------------------------------------
------------------------
---------------
CLASS A SHARES (CONTINUED)    1989       1988      1987
1986
    1985 -----------------------------------------------
----------------
---------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $11.00     $10.05
$11.40 $10.10     $8.69 --------------------------------
-------------------------------
---------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
 Net investment income          0.70       0.61
0.71
0.69      0.68
 Net realized and
  unrealized gain (loss) on
  investments                   2.00       1.14
(0.93)
1.41      1.61 -----------------------------------------
----------------------
---------------
Total Income (Loss) from
 Investment Operations          2.70       1.75
(0.22)
2.10      2.29 -----------------------------------------
----------------------
---------------
LESS DISTRIBUTIONS:
 Dividends from net
investment income            (0.70)     (0.63)    (0.50)
(0.67)    (0.66)
 Distribution from net
  realized gains on
 security transactions (2)    (0.31)     (0.17)
(0.63) (0.13)    (0.22) --------------------------------
-------------------------------
---------------
Total Distributions            (1.01)     (0.80)
(1.13) (0.80)    (0.88) --------------------------------
-------------------------------
---------------
NET ASSET VALUE, END OF
 YEAR                         $12.69     $11.00
$10.05 $11.40    $10.10 --------------------------------
-------------------------------
---------------
TOTAL RETURN (P)               25.11%     17.67%
(2.83)%
21.04%    27.30% ---------------------------------------
------------------------
---------------
NET ASSETS, END OF YEAR
 (000S)                     $589,952   $517,948
$546,974 $379,345   $85,591 ----------------------------
-----------------------------------
---------------
RATIOS TO AVERAGE NET
 ASSETS:
     Expenses                       0.44%      0.49%
                          0.45%
0.56%     0.74%
 Net investment income          5.65       5.58
5.90 5.99      7.19 ------------------------------------
---------------------------
---------------
PORTFOLIO TURNOVER RATE        38.06%     25.76%
51.34% 54.22%    24.93% --------------------------------
-------------------------------
---------------

(1) On October 10, 1994, former Class C shares were exchanged into
Class A
   shares and therefore Class C share activity for the period from
January 1,
  1994 through October 9, 1994 is included with Class A
Share
activity.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(P) Total returns do not reflect sales charges.

Smith Barney Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

INCOME AND GROWTH PORTFOLIO

CLASS B SHARES                             1994(1) -----
--------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF PERIOD        $12.54 -----
--------------------------------------------------------
-------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        0.03
 Net realized and unrealized loss on
  investments                                (0.19) ----
--
--------------------------------------------------------
-------------
Total Loss from Investment Operations        (0.16) ----
--
--------------------------------------------------------
-------------
LESS DISTRIBUTIONS:
 Dividends from net investment income        (0.09)
 Distribution from net realized gains on
  security transactions (2)                  (0.14) ----
--
--------------------------------------------------------
-------------
Total Distributions                          (0.23) ----
--
--------------------------------------------------------
-------------
NET ASSET VALUE, END OF PERIOD              $12.15 -----
--------------------------------------------------------
-------------
TOTAL RETURN (P)                             (1.28)%++ -
--
--------------------------------------------------------
----
------------
NET ASSETS, END OF PERIOD (000S)              $354 -----
--
--------------------------------------------------------
------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                     1.59%+*
 Net investment income                        2.11+
--------------------------------------------------------
-------
------------
PORTFOLIO TURNOVER RATE                      26.77%
--------------------------------------------------------
-------
------------
CLASS C SHARES                             1994(3)
1993
1992(4) ------------------------------------------------
---------------
------------
NET ASSET VALUE, BEGINNING OF PERIOD        $13.30
$12.48
$12.87 -------------------------------------------------
--------------
------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                        0.31
0.38
  0.17
 Net realized and unrealized
  gain (loss) on investments                 (0.95)
1.53
(0.10) -------------------------------------------------
                            -
--------------
------------
Total Income (Loss) from Investment
 Operations                                  (0.64)
1.91
  0.07 -------------------------------------------------
--
-------------
------------
LESS DISTRIBUTIONS:
 Dividends from net investment income        (0.34)
(0.36)
 (0.06)
 Distribution from net realized gains (2)    (0.14)
(0.73)
(0.40) -------------------------------------------------
                            -
--------------
------------
Total Distributions                          (0.48)
(1.09)
(0.46) -------------------------------------------------
                            -
--------------
------------
NET ASSET VALUE, END OF PERIOD              $12.18
$13.30
$12.48 -------------------------------------------------
--------------
------------
TOTAL RETURN (P)                             (4.91)%
15.46%
(0.57)%++ ----------------------------------------------
                            -
-----------------
------------
NET ASSETS, END OF PERIOD (000S)           $27,507
$15,408
$1,504 -------------------------------------------------
--------------
------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                     1.75%
1.65%
  1.58%+
 Net investment income                        2.49
2.59
  1.80+
--------------------------------------------------------
-------
------------
PORTFOLIO TURNOVER RATE                      26.77%
46.10%
 39.16%
--------------------------------------------------------
-------
------------

(1) For the period from November 7, 1994 (inception
date) to December 31, 1994.
(2) Net short term gains, if any, are included and
reported as
ordinary income
    for income tax purposes.
(3) On November 7, 1994 former Class B shares were
renamed Class C
shares.
(4) For the period from December 2, 1992 (inception
date) to December 31, 1992.
++  Not annualized as it may not be representative of
the total
return for the
    year.
+   Annualized.
(P) Total returns do not reflect sales charges.
*   Amount has been restated from the December 31, 1994
Annual
Report.

Smith Barney Funds, Inc.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT
EACH PERIOD:

UTILITY PORTFOLIO

CLASS A SHARES               1994(1)       1993
1992 1991     1990(2) ----------------------------------
-----------------------------
-----------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $13.29       $13.07
$13.07 $11.94   $11.94 ---------------------------------
------------------------------
-----------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
    Net investment income          0.79
0.82
                          0.79
0.78     0.01
 Net realized and
  unrealized gain (loss)
     on investments               (1.91)        0.52
                          0.17
1.20       --
--------------------------------------------------------
-------
-----------------
Total Income (Loss) from
Investment Operations         (1.12)        1.34
0.96 1.98     0.01 -------------------------------------
--------------------------
-----------------
LESS DISTRIBUTIONS:
 Dividends from net
investment income            (0.81)       (0.81)
(0.79) (0.79)   (0.01)
 Distributions from net
  realized gains on
  security transactions
  (3)                          (0.05)       (0.31)
(0.17)
(0.06)      --
--------------------------------------------------------
-------
-----------------
Total Distributions            (0.86)       (1.12)
(0.96)
(0.85)   (0.01) ----------------------------------------
-----------------------
-----------------
NET ASSET VALUE, END OF
PERIOD                       $11.31       $13.29
$13.07
$13.07   $11.94 ----------------------------------------
-----------------------
-----------------
TOTAL RETURN (P)               (8.56)%      10.37%
7.77%
17.21%    0.08%++ --------------------------------------
-------------------------
-----------------
NET ASSETS, END OF
PERIOD (000S)               $68,788     $113,080
$126,437
$104,905  $71,237 --------------------------------------
-------------------------
-----------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                       1.01%        0.98%
1.07%
1.00%    1.00%+
 Net investment income          6.54         5.97
6.13
6.61     7.58+ -----------------------------------------
----------------------
-----------------
PORTFOLIO TURNOVER RATE        23.54%       36.68%
27.54%
39.45%      --------------------------------------------
--------------------
-----------------
                          CLASS B SHARES
CLASS C
SHARES (5)
                          ------------------------------
----------
                             1994(4)
1994 1993    1992(6) -----------------------------------
----------------------------
-----------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $11.29
$13.28
$13.07   $12.98 ----------------------------------------
-----------------------
-----------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
 Net investment income          0.14
0.71
0.73     0.02
 Net realized and
  unrealized gain on
  investments                   0.06
(1.91)
0.50     0.26 ------------------------------------------
-----------------
-----
-----------------
Total Income (Loss) from
 Investment Operations          0.20
(1.20)
1.23     0.28 ------------------------------------------
---------------------
-----------------
LESS DISTRIBUTIONS:
 Dividends from net
investment income            (0.12)
(0.71) (0.71)   (0.03)
 Distribution from net
  realized gains on
  security transactions
(3)                          (0.05)
(0.05) (0.31)   (0.16) ---------------------------------
------------------------------
-----------------
Total Distributions            (0.17)
(0.76) (1.02)   (0.19) ---------------------------------
------------------------------
-----------------
NET ASSET VALUE, END OF
PERIOD                       $11.32
$11.32 $13.28   $13.07 ---------------------------------
------------------------------
-----------------
TOTAL RETURN (P)                1.82%++
(9.19)%
9.48%    2.23%++ ---------------------------------------
------------------------
-----------------
NET ASSETS, END OF
PERIOD (000S)                  $737
$7,889 $7,573     $860 ---------------------------------
------------------------------
-----------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                       1.67%+
1.77%
1.72%    1.55%+
 Net investment income          4.71+
5.87
5.12     2.45+ -----------------------------------------
----------------------
-----------------
PORTFOLIO TURNOVER RATE        23.54%
23.54%
36.68%   27.45% ----------------------------------------
-----------------------
-----------------

(1) On October 10, 1994 former Class C shares were
exchanged into
Class A
   shares and therefore Class C share activity for the
period from
January 1,
 1994 through October 9, 1994 is included with the Class
A share
activity.
(2) For the period from December 28, 1990 (inception
date) to
December 31,
    1990.
(3) Net short term gains, if any, are included and
reported as
ordinary income
    for tax purposes.
(4) For the period from November 7, 1994 (inception
date) to December 31, 1994.
(5) On November 7, 1994 former Class B shares were
renamed Class C
shares.
(6) For the period from December 2, 1992 (inception
date) to December 31, 1992.
++  Not annualized as it may be representative of the
total return
for the
    year.
+   Annualized.
(P) Total returns do not reflect sales charges.

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES









The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Utility Portfolio seeks current income and moderate capital growth by investing in equity and debt securities of public utility companies. Of course, no assurance can be given that a Portfolio's objective will be achieved.

  The Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying debt obligations (such as U.S. Government
Obligations,
investment grade
bonds and debentures) and high quality short-term debt obligations
(such as
commercial paper and repurchase agreements collateralized by U.S.
Government
securities with broker/dealers or other financial institutions, including the
Fund's custodian); and this Portfolio may also purchase preferred stocks and convertible securities. Temporary defensive investments or a higher percentage of debt securities may be held when deemed advisable by the Manager. To the extent the Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfo-lio's investment objective. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a por-tion of the assets may be invested in non-dividend paying stocks.
The Portfo-
lio may make investments in foreign securities, though management currently intends to limit such investments to 5% of the Portfolio's assets, and an additional 10% of its assets may be invested in sponsored American
Depositary
Receipts representing shares in foreign securities that are traded in United
States securities markets.

The Utility Portfolio, under normal conditions, invests at least
65% of its
total assets in securities of companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. Public utility investments include companies engaged in the manu-facture, production, generation, transmission, sale and distribution of gas and electric energy, and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies pro-viding communication facilities for the public benefit
(but excluding public
broadcasting companies). The Portfolio will invest in both equity securities
(common stocks and securities convertible into common stocks) and debt securi-ties (bond and preferred stock) of public utility companies.
The
Portfolio
will shift its asset allocation without restriction between types of utilities and between equity and debt securities

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

based upon the Manager's determination of how to achieve the Portfolio's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allo-cate up to 100% of the Portfolio's assets in a particular type of security
(e.g., equity securities) or in a specific utility industry segment
(e.g.,
electric utilities). See "Additional Information" for further information.

 The Utility Portfolio's investments in debt securities will be primarily in securities rated investment grade by Moody's Investors
Service,
Inc.
("Moody's") (Aaa, Aa, A, Baa) or Standard & Poor's
Corporation
("S&P") (AAA,
AA, A, BBB). The Portfolio may invest up to 10% of its assets in securities rated Ba or B by Moody's or BB or B by S&P whenever the Manager believes that the incremental yield on such securities is advantageous to the
Portfolio in
comparison to the additional risk involved. The yields on lower rated debt securities generally are higher than the yields available on higher rated securities. However, investments in lower rated securities may be subject to greater market fluctuations and greater risks of loss of income or principal
(including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher rated securities. Lower rated securities also may have speculative characteristics. The Portfolio also may invest in debt secu-rities that, while not rated, are determined by the Manager to be of compara-ble quality to the rated securities in which the Portfolio may invest.

 The remainder of the Utility Portfolio's assets may be invested in any type of security, including U.S. Government securities, money market instruments, and equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Portfolio's investment objective.
Though it has no present intention to do so, the Portfolio may buy or sell put and call options up to 15% of its net assets, provided such options are listed on a national securities exchange. The Portfolio may enter into repurchase agreements and may invest up to 15% of its total assets in equity and debt securities of foreign issuers. See "Appendix." During times when the Manager believes a defensive posture in the market is warranted, the Portfolio may invest temporarily up to 100% of its assets in U.S.
Government
securities,
money market instruments and debt securities (whether or not they are utility securities) such as investment grade bonds and debentures. To the extent the
Portfolio's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the Portfolio's invest-ment objective.

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)


   The Utility Portfolio's investment objective may be changed only by the
"vote of a majority of the outstanding voting securities" as defined in the
Investment Company Act of 1940 (the "1940 Act"). The
Income and
Growth Portfo-
lio's investment objective and policies, as well as the Utility
Portfolio's
investment policies, are non-fundamental and, as such, may be changed by the
Board of Directors, provided such change is not prohibited by the investment restrictions (which are set forth in the Statement of Additional
Information)
or applicable law, and any such change will first be disclosed in the then current prospectus.

  PORTFOLIO TRANSACTIONS AND TURNOVER

All orders for transactions in securities and options on behalf of the Port-folio are placed by the Manager with broker/dealers that the Manager selects, including Smith Barney and other affiliated brokers.
Brokerage will
be allo-
cated to Smith Barney, to the extent and in the manner permitted by applicable law, provided that, in the judgment of the Board of Directors of the Fund, the commission, fee or other remuneration received or to be received by
Smith Bar-
ney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securi-ties exchange during the same or comparable period of time. The
Fund normally
expects to allocate to Smith Barney between 50% and 60% of each
Portfolio's
transactions to be executed for such account on an agency basis. In all trades directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its directors, officers or employees. The
Fund
will not
deal with
Smith Barney in any transaction in which Smith Barney acts as principal.

Although it is anticipated that most investments of each Portfolio will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the
Investment
Manager believes that portfolio changes are appropriate.
It is
expected that
each Portfolio's annual turnover rate will not exceed
100%. As the
portfolio
turnover rate increases, so will a Portfolio's brokerage and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of each Portfolio will fluctu-ate with the market values of its securities.

Smith Barney Funds, Inc.

VALUATION OF SHARES









Each Portfolio's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Securities that are listed or traded on a securities exchange are valued at the last sale price on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale price reported as of the close of the NYSE. If no last sale is reported, the forego-ing securities and over-the-counter securities other than those traded on the
NASDAQ System are valued at the mean between the last reported bid and asked prices. Debt obligations are valued at the mean between the bid and asked quo-tations for those securities or if no quotations are available, then for secu-rities of similar type, yield and maturity. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity.
Short term
investments
that have a maturity of 60 days or less are valued at amortized cost when the
Board of Directors has determined that amortized cost equals fair value, unless market conditions dictate otherwise. Other investments of a
Portfolio,
if any, including restricted securities, are valued at a fair value determined by the Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


  DIVIDENDS AND DISTRIBUTIONS

 The Fund declares quarterly income dividends on shares
                           of
the
Income and
Growth Portfolio and monthly income dividends on shares of the
Utility Portfo-
lio and makes annual distributions of capital gains, if any, on such shares.

 If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

Income dividends and capital gain distributions that are invested are cred-ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith
Barney Financial
Consultant.
Accounts held directly by TSSG should notify TSSG in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

Smith Barney Funds, Inc.

The per share dividends on Class B and Class C shares of
each
Portfolio may
be lower than the per share dividends on Class A and
Class Y   shares
principally
as a result of the distribution fee applicable with respect to
Class B and
Class C shares. The per share dividends on Class A shares of each
Portfolio may
be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares.
Distributions of
capital
gains, if any, will be in the same amount for Class A, Class B,
Class C and
Class Y shares.

  TAXES

Each Portfolio intends to qualify as a regulated investment company under
Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Portfolio must meet certain tests, including dis-tributing at least 90% of its investment company taxable income, and deriving less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

 Dividends from net investment income and distributions
                           of
realized short-term
capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to sharehold-ers of each Portfolio as ordinary income. Each
Portfolio's dividends will not
qualify for the dividends received deduction for corporations.
Dividends and
distributions declared by each Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains
(i.e., net
long-term
capital gains in excess of net short-term capital losses) are taxable to share-holders as long-term capital gains. Information as to the tax status of divi-dends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than
January 31.

PURCHASE OF SHARES


  GENERAL
  Each Portfolio offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-

Smith Barney Funds, Inc.

tions. Class Y shares are sold without an initial sales charge or
CDSC and are
available only to investors investing a minimum of $5,000,000. The
Income and
Growth Portfolio also offers a fifth class of shares:
Class Z
shares, which are
offered without a sales charge, CDSC, service fee or distribution fee, exclu-sively to tax-exempt employee benefit and retirement plans of Smith
Barney and
its affiliates. Investors meeting these criteria who are interested in acquir-ing Class Z shares should contact a Smith Barney
Financial Consultant for a
Class Z Prospectus. See "Prospectus Summary --
Alternative Purchase
Arrange-
ments" for a discussion of factors to consider in selecting which
Class of
shares to purchase.

   Shares may be purchased through a brokerage account maintained with Smith
Barney. Shares may also be purchased through an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, includ-ing qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through TSSG.
When purchasing shares of
the Portfolio, investors must specify whether the purchase is for
Class A,
Class B, Class C or Class Y shares. No maintenance fee will be charged by the
Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may
                          open
an
account by mak-
ing an initial investment of at least $1,000 for each account, or
$250 for an
IRA or a Self-Employed Retirement Plan in the Portfolio.
Investors
in Class Y
shares may open an account by making an initial investment of
$5,000,000. Sub-
sequent investments of at least $50 may be made for all Classes.
For partici-
pants in retirement plans qualified under Section
403(b)(7) or
Section 401(a)
of the Code, the minimum initial investment requirement for Class
A, Class B
and Class C shares and the subsequent investment requirement for all Classes in the Portfolio is $25. For each Portfolio's Systematic
Investment
Plan, the min-
imum initial investment requirement for Class A, Class B and Class
C shares and
the subsequent investment requirement for all Classes is $50. There are no min-imum investment requirements in Class A shares for employees of
Travelers and
its subsidiaries, including Smith Barney, Directors of the Fund, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, TSSG. Share certificates are issued only upon a shareholder's written request to TSSG.

Smith Barney Funds, Inc.

Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day (the
"trade date"). Orders received by dealers or Introducing
Brokers
prior to the
close of regular trading on the NYSE on any day a Portfolio calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith
Barney
prior to Smith
Barney's close of business. Currently, payment for Portfolio shares is due on the fifth business day (the "settlement date") after the trade date. The Port-folio anticipates that, in accordance with regulatory changes, beginning on or about June 1, 1995, the settlement date will be the third business day after the trade date.
 SYSTEMATIC INVESTMENT PLAN
Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.
Under the
Systematic Investment Plan, Smith Barney or TSSG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. The
Systematic
Investment Plan also
authorizes Smith Barney to apply cash held in the shareholder's
Smith Barney
brokerage account or redeem the shareholder's shares of a Smith
Barney money
market fund to make additions to the account. Additional information is avail-able from the Fund or a Smith Barney Financial
Consultant.

Smith Barney Funds, Inc.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of each Portfo-lio are as follows:

                                  SALES CHARGE ---------
                         --------------------
DEALERS'
                              % OF           % OF
REALLOWANCE
AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED
OFFERING
PRICE --------------------------------------------------
-------------
----------
  Less than $25,000           5.00%          5.26%
4.50%
  $ 25,000 - 49,999           4.00           4.17
3.60
   50,000 - 99,999            3.50           3.63
3.15
   100,000 - 249,999          3.00           3.09
2.70
   250,000 - 499,999          2.00           2.04
1.80
   500,000   and over          *               *
* ------------------------------------------------------
--
--------
----------

* Purchases of Class A shares, which when combined with current holdings of
Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months
  of purchase. The CDSC on Class A shares is payable to Smith
Barney, which
compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B
                           and
Class
C shares is
  waived. See "Deferred Sales Charge Alternatives" and
"Waivers of
CDSC."

  Members of the selling group may receive up to 90% of
                           the
sales
charge and
may be deemed to be underwriters of the Fund as defined in the
Securities Act
of 1933, as amended.

   The reduced sales charges shown above apply to the
aggregate of
purchases of
Class A shares of the Portfolio made at one time by "any
person,"
which
includes an individual, his or her spouse and children,
or a       trustee or other
fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange
Privilege."

 INITIAL SALES CHARGE WAIVERS

Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Direc-tors of the Fund and employees of Travelers and its subsidiaries, or to the spouse and children of such persons (including the surviving spouse of a deceased Direc-

Smith Barney Funds, Inc.

tor or employee, and retired Directors or employees), or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the
Portfolio by merger, acquisition of assets or otherwise;
(c) purchases of Class
A shares by any client of a newly employed Smith Barney
Financial
Consultant
(for a period up to 90 days from the commencement of the Financial
Consultant's
employment with Smith Barney), on the condition the purchase of
Class A shares
is made with the proceeds of the redemption of shares of a mutual fund which
(i) was sponsored by the Financial Consultant's prior employer,
(ii) was sold
to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in a
Portfolio (or
Class A shares of another fund of the Smith Barney
Mutual Funds
that are sold
with a maximum 5.00% sales charge) and who wish to reinvest their redemption proceeds in the Portfolio, provided the reinvestment is made within
60 calendar
days of the redemption; and (e) accounts managed by registered investment advi-sory subsidiaries of Travelers. In order to obtain such discounts, the pur-chaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

 Class A shares of a Portfolio may be purchased by "any person"
(as defined
above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Portfolio and of funds sponsored by Smith
Barney that are
offered with a sales charge listed under "Exchange
Privilege" then
held by such
person and applying the sales charge applicable to such aggregate.
In order to
obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Smith Barney Funds, Inc.

 GROUP PURCHASES

 Upon completion of certain automated systems, a reduced
sales
charge or pur-
chase at net asset value will also be available to
employees (and
partners) of
the same employer purchasing as a group, provided each
participant
makes the
minimum initial investment required. The sales charge
applicable to
purchases
by each member of such a group will be determined by the
table set
forth above
under "Initial Sales Charge Alternative--Class A
Shares," and will
be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual
Funds
offered with a sales charge to, and share holdings of,
all members
of the
group. To be eligible for such reduced sales charges or
to purchase
at net
asset value, all purchases must be pursuant to an
employer or
partnership-
sanctioned plan meeting certain requirements. One such
requirement
is that the
plan must be open to specified partners or employees of
the employer and its
subsidiaries, if any. Such plan may, but is not required
to, provide for pay-
roll deductions, IRAs or investments pursuant to
retirement plans
under Sec-
tions 401 or 408 of the Code. Smith Barney may also
offer a    reduced
sales
charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring
Portfolio
shares at a discount and (c) satisfies uniform criteria which enable Smith
Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Portfolio and the members, and must agree to include sales and other materials related to the
Portfolio
in its publications and mailings to members at no cost to Smith
Barney. In
order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the dis-cretion of Smith Barney.

Smith Barney Funds, Inc.

  LETTER OF INTENT

Class A Shares. A Letter of Intent for amounts of
$50,000 or more
provides
an opportunity for an investor to obtain a reduced
sales charge by
aggregating
investments over a 13 month period, provided that the
investor
refers to such
Letter when placing orders. For purposes of a Letter of
Intent, the
"Amount of
Investment" as referred to in the preceding sales
charge table
includes pur-
chases of all Class A shares of each Portfolio and
other funds of
the Smith
Barney Mutual Funds offered with a sales charge over a
13
month
period based
on the total amount of intended purchases plus the value of all
Class A shares
previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
Please
contact a Smith Barney Financial Consultant or TSSG to obtain a
Letter of
Intent application.

Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of a
Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses
applicable to such Portfolio's Class A shares, which may include a
CDSC of
1.00%. Please contact a Smith Barney Financial
Consultant or TSSG
for further
information.

  DEFERRED SALES CHARGE ALTERNATIVES

CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are: (a)
Class B
shares; (b)
Class C shares; and (c) Class A shares which when combined with
Class A shares
offered with sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

Smith Barney Funds, Inc.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class
C shares
and Class A shares that are CDSC Shares, shares redeemed more than
12 months
after their purchase.

Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below.
See "Purchase of
Shares -- Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC -----------------------
    -----
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth                 0.00
      Seventh               0.00
      Eighth                0.00
    -----------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B
Dividend
Shares) owned by the

Smith Barney Funds, Inc.

shareholder. Shareholders who held Class B shares of Smith Barney
Shearson
Short-Term World Income Fund (the "Short-Term World
Income Fund")
on July 15,
1994 and who subsequently exchange those shares for Class
B shares
of a Portfo-
lio will be offered the opportunity to exchange all such Class B shares for
Class A shares of such Portfolio four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase
Arrangements --
Class B
Shares Conversion Feature."

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other
Smith Barney
Mutual
Funds, and Portfolio shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

 To provide an example, assume an investor purchased 100
Class B
shares at $10
per share for a cost of $1,000. Subsequently, the
investor acquired
5 addi-
tional shares through dividend reinvestment. During the
fifteenth
month after
the purchase, the investor decided to redeem $500 of his
or her
investment.
Assuming at the time of the redemption the net asset
value had
appreciated to
$12 per share, the value of the investor's shares would
be $1,260
(105 shares
at $12 per share). The CDSC would not be applied to the
amount
which represents
appreciation ($200) and the value of the reinvested
dividend shares
($60).
Therefore, $240 of the $500 redemption proceeds ($500
minus $260)
would be
charged at a rate of 4.00% (the applicable rate for
Class B    shares)
for a total
deferred sales charge of $9.60.

Smith Barney Funds, Inc.

  WAIVERS OF CDSC

The CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00%
per month of
the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the
Portfolio with
any investment company by merger, acquisition of assets or otherwise. In addi-tion, a shareholder who has redeemed shares from other funds of the
Smith Bar-
ney Mutual Funds may, under certain
circumstances, reinvest all or
part of the
redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by
Smith
Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  SMITH BARNEY 401(K) PROGRAM
  Investors may be eligible to participate in the Smith
Barney
401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent appli-cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

  Each Portfolio offers to Participating Plans Class A,
Class B,
Class C and
Class Y shares as investment alternatives under the
Smith Barney
401(k) Pro-
gram. Class A, Class B and Class C shares acquired
through the
Smith Barney
401(k) Program are subject to the same service and/or
distribution
fees as, but
different sales charge and CDSC schedules than, the
Class A, Class
B and Class
C shares acquired by other investors. Similar to those
shares
available to
other investors, Class Y shares acquired through the
Smith Barney
401(k) Pro-
gram are not subject to any service or distribution fees
or
any
initial sales
charge or
28

Smith Barney Funds, Inc.

CDSC. Once a Participating Plan has made an initial investment in the Portfo-lio, all of its subsequent investments in the Portfolio must be in the same
Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of each Portfolio are offered without any ini-tial sales charge to any Participating Plan that purchases from
$500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith
Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k)
Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the
Participating
Plan first enrolled in the Smith Barney 401(k) Program.

  Class B Shares. Class B shares of each Portfolio are offered to any Partici-pating Plan that purchases less than $250,000 of one or more funds of the
Smith Barney Mutual Funds. Class B shares acquired through the
Smith Barney
401(k) Program are subject to a CDSC of 3.00% of redemption proceeds, if the
Participating Plan terminates within eight years of the date the
Participating
Plan first enrolled in the Smith Barney 401(k) Program.

Eight years after the date the Participating Plan
enrolled in the
Smith Bar-
ney 401(k) Program, it will be offered the opportunity
to exchange
all of its
Class B shares for Class A shares of a Portfolio. Such
Plans will
be notified
of the pending exchange in writing approximately 60 days
before the
eighth
anniversary of the enrollment date and, unless the
exchange has
been rejected
in writing, the exchange will occur on or about the
eighth anniversary date.
Once the exchange has occurred, a Participating Plan
will not be
eligible to
acquire additional Class B shares of the Portfolio but
instead may
acquire
Class A shares of the Portfolio. If the Participating
Plan elects
not to
exchange all of its Class B shares at that time, each
Class B    share
held by the
Participating Plan will have the same conversion feature as Class
B shares held
by other investors. See "Purchase of Shares --
Deferred Sales
Charge Alterna-
tives."

 Class C Shares. Class C shares of each Portfolio are offered to any Partici-pating Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith Barney Mutual Funds. Class C shares acquired through the
Smith Barney
401(k) Program after November 7, 1994 are subject to a CDSC of
1.00% of redemp-
tion proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith
Barney
401(k) Program.
Each year after the date a Participating Plan enrolled in the Smith
Barney
401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the

Smith Barney Funds, Inc.

opportunity to exchange all of its Class C shares for Class A shares of a
Portfolio. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of a Portfolio but instead may acquire Class A shares of such Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Class Y Shares. Class Y shares of each Portfolio are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith Barney Mutual Funds.

 No CDSC is imposed on redemptions of CDSC Shares to the
extent
that the net
asset value of the shares redeemed does not exceed the
current net
asset value
of the shares purchased through reinvestment of
dividends or capital gain dis-
tributions, plus (a) with respect to Class A and Class C
shares,
the current
net asset value of such shares purchased more than one
year prior
to redemp-
tion and, with respect to Class B shares, the current
net asset
value of Class
B shares purchased more than eight years prior to the
redemption,
plus (b)
with respect to Class A and Class C shares, increases in
the net
asset value
of the shareholder's Class A or Class C shares above the
purchase
payments
made during the preceding year and, with respect to
Class B   shares,
increases
in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the
CDSC
applies to a Participating Plan depends on the number of years since the Par-ticipating Plan first became enrolled in the Smith
Barney 401(k)
Program,
unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The CDSC will be waived on redemptions of Class A, Class
B and
Class C
shares in connection with lump-sum or other distributions made by a Partici-pating Plan as a result of: (a) the retirement of an employee in the Partici-pating Plan; (b) the termination of employment of an employee in the Partici-pating Plan; (c) the death or disability of an employee in the
Participating
Plan; (d) the attainment of age 59 1/2 by an employee in the Participating
Plan; (e) hardship of an employee in the Participating
Plan to the
extent per-
mitted under Section 401(k) of the Code; or (f) redemptions of shares in con-nection with a loan made by the Participating Plan to an employee.

Smith Barney Funds, Inc.

   Participating Plans wishing to acquire shares of a Portfolio through the
Smith Barney 401(k) Program must purchase such shares directly from
TSSG. For
further information regarding the Smith Barney 401(k)
Program,
investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class
                           may
be
exchanged for
shares of the same Class in the following funds of the Smith Barney
Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

 Growth Funds

   Smith Barney Aggressive Growth Fund Inc.
          Smith Barney Appreciation Fund Inc.
   Smith Barney Fundamental Value Fund Inc. Smith
   Barney Growth Opportunity Fund Smith Barney Managed
   Growth Fund Smith Barney Special Equities Fund
Smith Barney Telecommunications Growth Fund

 Growth and Income Funds

   Smith Barney Convertible Fund
     Smith Barney Funds, Inc. -- Income and Growth
                       Portfolio
   Smith Barney Funds, Inc. -- Utility Portfolio
   Smith Barney Growth and Income Fund
   Smith Barney Premium Total Return
   Fund Smith Barney Strategic
   Investors Fund Smith Barney
   Utilities Fund

 Taxable Fixed-Income Funds

 **Smith Barney Adjustable Rate Government Income
   Fund Smith Barney Diversified Strategic Income
   Fund
*Smith Barney Funds, Inc. -- Income Return Account
Portfolio
    Smith Barney Funds, Inc. -- Monthly Payment
Government Portfolio
+++Smith Barney Funds, Inc. -- Short-Term U.S.
Treasury Securities
Portfolio

Smith Barney Funds, Inc.

   Smith Barney Funds, Inc. -- U.S. Government
Securities Portfolio
   Smith Barney Government Securities Fund
   Smith Barney High Income Fund
   Smith Barney Investment Grade Bond Fund
Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds

   Smith Barney Arizona Municipals Fund
   Inc. Smith Barney California Municipals
   Fund Inc. Smith Barney Florida
   Municipals Fund
*Smith Barney Intermediate Maturity California
Municipals
Fund
*Smith Barney Intermediate Maturity New York
Municipals Fund
  *Smith Barney Limited Maturity Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
   Smith Barney Massachusetts Municipals Fund Smith
   Barney Muni Funds -- California Portfolio
*Smith Barney Muni Funds -- Florida Limited Term
   Portfolio Smith Barney Muni Funds -- Florida
   Portfolio
  Smith Barney Muni Funds -- Georgia Portfolio
  *Smith Barney Muni Funds -- Limited Term
   Portfolio Smith Barney Muni Funds -- National
   Portfolio Smith Barney Muni Funds -- New
   Jersey Portfolio Smith Barney Muni Funds --
   New York Portfolio Smith Barney Muni Funds --
   Ohio Portfolio
 Smith Barney Muni Funds -- Pennsylvania
   Portfolio Smith Barney New Jersey Municipals
   Fund Inc. Smith Barney New York Municipals
   Fund Inc. Smith Barney Oregon Municipals Fund
   Smith Barney Tax-Exempt Income Fund
 International Funds
   Smith Barney Precious Metals and Minerals Fund Inc.
   Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
   Smith Barney World Funds, Inc. -- European Portfolio
   Smith Barney World Funds, Inc. -- Global Government
   Bond
Portfolio
   Smith Barney World Funds, Inc. -- International
Balanced Portfolio
 Smith Barney World Funds, Inc. -- International Equity
Portfolio
   Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Funds, Inc.

 Money Market Funds

  +Smith Barney Exchange Reserve Fund
 ++Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++Smith Barney Money Funds, Inc. -- Government
Portfolio ***Smith Barney Money Funds, Inc. --
Retirement Portfolio +++Smith Barney Municipal Money
Market Fund, Inc. +++Smith Barney Muni Funds --
California Money Market Portfolio +++Smith Barney Muni
Funds -- New York Money Market Portfolio. --------------
-------------------------------------------------
--------------
 *Available for exchange with Class A, Class C and Class
Y
shares of the
     Portfolio.
** Available for exchange with Class A, Class B and
Class Y
shares of the
     Portfolio. In addition, shareholders who own Class
C shares of
the
  Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
  *** Available for exchange with Class A shares of the Portfolio.
+ Available for exchange with Class B and Class C shares of the
Portfolio.
   ++ Available for exchange with Class A and Class Y
                         shares
of the
Portfolio.
   In addition, shareholders who own Class C shares of the Portfolio through the Smith Barney 401(k) Program may exchange those shares for
Class C
     shares of this fund.
+++ Available for exchange with Class A and Class Y shares of each
Portfolio.

Class A Exchanges. Class A shares of Smith Barney Mutual
Funds
sold without
a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith
Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange. Class A shares held in a Portfolio prior to November 7, 1994 that are subsequently exchanged for shares of other funds in the Smith Barney Mutual Funds will not be subject to a sales charge differential.

  Class B Exchanges. In the event a Class B shareholder
(unless
such share-
holder was a Class B shareholder of the Short-Term World
Income
Fund on

Smith Barney Funds, Inc.

July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a Portfolio, the exchanged Class B shares will be subject to the higher applicable
CDSC. Upon
an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Portfolio that have been exchanged.

     Class Y Exchanges. Class Y shareholders of each
                        Portfolio
who
wish to
exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege.
Although
the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Portfolio's performance and its shareholders. The
Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Portfolio's other shareholders. In this event, the Manager will notify Smith Barney and Smith
Barney may,
at its dis-
cretion, decide to limit additional purchases and/or exchanges by the share-holder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the
Smith Bar-
ney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time.
All relevant
factors
will be considered in determining what constitutes an abusive pattern of exchanges.

 Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registra-tion of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. Each Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Smith Barney Funds, Inc.

REDEMPTION OF SHARES





  The Fund is required to redeem the shares of each Portfolio tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class,
                           any
request
for
redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the
Class than
specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly.
The redemp-
tion proceeds will be remitted on or before the seventh day following receipt of proper tender, except on any days on which the NYSE is closed or as permit-ted under the 1940 Act in extraordinary circumstances.
The Fund
anticipates
that, in accordance with regulatory changes, beginning on or about
June 1,
1995, payment will be made on the third business day after receipt of proper tender. Generally, if the redemption proceeds are remitted to a
Smith Barney
brokerage account, these funds will not be invested for the shareholder's ben-efit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares
other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Funds, Inc./(Income and Growth Portfolio or Utility
  Portfolio)
  Class A, B, C or Y (please specify)
  c/o The Shareholder Services Group, Inc.
  P.O. Box 9134
  Boston, Massachusetts 02205-9134

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must

Smith Barney Funds, Inc.

be endorsed for transfer (or be accompanied by an
endorsed stock
power) and
must be submitted to TSSG together with the redemption
request. Any
signature
appearing on a redemption request, share certificate
or stock power
must be
guaranteed by an eligible guarantor institution, such
as a      domestic
bank, sav-
ings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange.
TSSG may
require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  Each Portfolio offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of a Portfolio. Any applicable
CDSC will
not be waived
on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to
November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the
CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

MINIMUM ACCOUNT SIZE


The Fund reserves the right to involuntarily liquidate any shareholder's account in a Portfolio if the aggregate net asset value of the shares held in that Portfolio account is less than $500. (If a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.)
The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Smith Barney Funds, Inc.

PERFORMANCE

   From time to time a Portfolio may include its total return, average annual total return, yield and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A,
Class B, Class C and Class Y shares of each Portfolio.
These figures are based
on historical earnings and are not intended to indicate future performance.
Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and rein-vestment of all income dividends and capital gain distributions on the rein-vestment dates at prices calculated as stated in this Prospectus, then divid-ing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return infor-mation may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The
Income and
Growth Port-
folio calculates current dividend return for each of its Classes by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Utility Portfolio calculates current divi-dend return for each of its Classes by annualizing the most recent monthly distribution, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price
(including
sales
charge) on the last day of the period for which current dividend return is presented. Each Class' current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when compar-ing a Class' current return to yields published for other investment companies and other investment vehicles. Each Portfolio may also include comparative performance information in advertising or marketing its shares.
Such perfor-
mance information may include data from Lipper
Analytical Services,
Inc. and
other financial publications. Each Portfolio will include performance data for
Class A, Class B, Class C and Class Y shares in any advertisement or informa-tion including performance data of that Portfolio.

Smith Barney Funds, Inc.

MANAGEMENT OF THE FUND

  BOARD OF DIRECTORS

Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the
Fund and each
Portfolio, including agreements with the Fund's distributor, investment manag-er, custodian and transfer agent. The day-to-day operations of each
Portfolio
are delegated to the Manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the
Fund.

  MANAGER

     Smith Barney Mutual Funds Management Inc. (the
                       "Manager")
manages
the day-to-
day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio under which the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement the research and other departments and staff of Smith Barney will furnish the Man-ager with information, advice and assistance and will be available for consul-tation on the Portfolios, thus Smith Barney may also be considered an invest-ment adviser to the Fund. Smith Barney's services are paid for by the Manager on the basis of direct and indirect costs to Smith
Barney of performing such
services; there is no charge to the Fund for such services.

 For the Fund's last fiscal year the management fee was 0.58% of the Income
and Growth Portfolio's average net assets and 0.60% of the Utility
Portfolio's
average net assets. Total expenses of the Income and Growth Portfolio were
0.96% of average net assets for Class A shares, 1.59% of average net assets for
Class B shares and 1.75% of average net assets for Class C shares.
Total
expenses of the Utility Portfolio were 1.01% of average net assets for Class A shares, 1.67% of average net assets for Class B shares and 1.77% of average net assets for Class C shares.

Smith Barney Funds, Inc.

The Manager was incorporated on March 12, 1968 under the laws of
Delaware.
As of March 31, 1995 the Manager had aggregate assets under management of approximately $54 billion. The Manager, Smith Barney and Holdings are each located at 388 Greenwich Street, New York, New York
10013. The term
"Smith
Barney" in the title of the Fund has been adopted by permission of
Smith Bar-
ney and is subject to the right of Smith Barney to elect that the
Fund stop
using the term in any form or combination of its name.

 PORTFOLIO MANAGEMENT

Bruce D. Sargent, a Vice President and Director of the
Manager,
is also a
Vice President and Director of Smith Barney Funds, Inc.
and the
portfolio man-
ager of the Income and Growth Portfolio. Mr. Sargent co manages the day to day operations of the Income and Growth Portfolio and has been involved in equity investing for over 25 years. He currently manages over $1 billion of assets.

Ayako Weissman, Managing Director of Smith Barney, serves as co-manager of the Income and Growth Portfolio. Ms. Weissman has been involved in equity investing for Smith Barney for over 7 years and currently manages over $250 million of assets.
Philip Miller, a Managing Director of Smith Barney, is the portfolio manager of the Utility Portfolio and manages its day to day operations, including mak-ing all investment decisions. He has been involved in equity investing for approximately 15 years.

  Management's discussion and analysis, and additional
performance
information
regarding each Portfolio during the fiscal year ended
December 31,
1994 is
included in the Annual Report dated December 31, 1994. A
copy of
the Annual
Report may be obtained upon request and without charge
from a    Smith
Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Smith Barney Funds, Inc.

DISTRIBUTOR


  Smith Barney distributes shares of each Portfolio as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by each
Portfolio under Rule 12b-1 under the 1940 Act (the
"Plan"), Smith
Barney is
paid a service fee with respect to Class A, Class B and Class C shares of each
Portfolio at the annual rate of 0.25% of the average daily net assets attrib-utable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75%
of the aver-
age daily net assets attributable to these Classes.
Class B
shares
that auto-
matically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by
Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney
Financial
Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Portfolio shares, including lease, utility, communications and sales promotion expenses.

 The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith
Barney at the
time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants
may receive
different levels of compensation for selling different
Classes of
shares.

  Actual distribution expenses for Class B and Class C shares of each Portfo-lio for any given year may exceed the fees received pursuant to the
Plan and
will be carried forward and paid by each Portfolio in future years so long as the Plan is in effect. Interest is accrued monthly on such carryforward amounts at a rate comparable to that paid by Smith
Barney for bank
borrowings.

Smith Barney Funds, Inc.

ADDITIONAL INFORMATION

The Fund, an open-end, diversified investment company,
was incorporated in
Maryland on December 2, 1966. The Fund has an authorized
capital of
2,000,000,000 shares with a par value of $.01 per share.
The Board
of Direc-
tors has authorized the issuance of fifteen series of
shares, each
represent-
ing shares in one of fifteen separate Portfolios and may
authorize
the issu-
ance of additional series of shares in the future. The
assets of
each Portfo-
lio are segregated and separately managed and a
shareholder's
interest is in
the assets of the Portfolio in which he or she holds
shares. Class
A, Class B,
Class C, Class Y and Class Z (where available) shares of
a Portfolio represent
interests in the assets of that Portfolio and have
identical voting, dividend,
liquidation and other rights on the same terms and
conditions
except that
expenses related to the distribution of each Class of
shares are
borne solely
by each Class and each Class of shares has exclusive
voting rights
with
respect to provisions of the Fund's Rule 12b-1
distribution plan
which pertain
to a particular Class. As described under "Voting" in
the Statement
of Addi-
tional Information, the Fund ordinarily will not hold
shareholder
meetings;
however, shareholders have the right to call a meeting
upon a    vote
of 10% of
the Fund's outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for payment as described in this Prospectus.
  PNC Bank, National Association, located at 17th and
Chestnut
Streets, Phila-
delphia, Pennsylvania 19103 serves as custodian of the Portfolio's invest-ments.

TSSG, located at Exchange Place, Boston, Massachusetts
02109,
serves as the
Fund's transfer agent.

 The Fund sends its shareholders a semi-annual report
                          and
an
audited annual
report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a house-hold having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to con-solidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement
Plan
accounts) will receive a single Prospectus annually.
Shareholders
who do not
want this consolidation to apply to their account should contact their Smith
Barney Financial Consultant or the Fund's transfer agent.

Smith Barney Funds, Inc.

APPENDIX


  U.S. GOVERNMENT OBLIGATIONS

 In addition to Government National Mortgage Association
("GNMA")
securities
and direct obligations of the U.S. Treasury (such as Treasury
Bills, Notes and
Bonds), U.S. Government Obligations in which the Fund may invest include: (1) obligations of, or issued by, Banks for Cooperatives, Federal Land
Banks, Fed-
eral Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan
Bank Board, or the Student Loan Marketing Association;
(2) other
securities
fully guaranteed as to principal and interest by the United States of America;
(3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage
Association or any
agency of the
United States; and (4) obligations currently or previously sold by the Federal
Home Loan Mortgage Corporation.

  FOREIGN INVESTMENTS

Each Portfolio will ordinarily purchase foreign securities that are traded in the United States or purchase American Depositary
Receipts,
which are cer-
tificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank.
However,
each Portfolio may purchase the securities of foreign issuers directly in for-eign markets. Foreign securities may involve a high degree of risk.
Foreign
securities usually are denominated in foreign currencies, which means their value will be affected by changes in exchange rates between other currencies and the U.S. dollar as well as the other factors that affect securities pric-es. Foreign companies may not be subject to accounting standards or governmen-tal supervision comparable to U.S. companies, and there may be less publicly available information about their operations. There is generally less govern-mental regulation of foreign securities markets, and security trading prac-tices abroad may offer less protection to investors such as the
Portfolios.
Foreign securities can also be affected by political or financial instability abroad, and may be less liquid or more volatile than domestic investments.

  SECURITIES LENDING

 Each Portfolio may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending portfolio securities

Smith Barney Funds, Inc.

consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Management will
limit such lending to not more than one-third of the value of the
Utility Port-
folio's total assets and twenty percent of the value of the Income and Growth
Portfolio's total assets.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securi-ties are purchased or sold by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
The Fund's Custodian will maintain, in a segregated account of each
Portfolio,
cash, U.S. Government securities or other liquid high grade debt obligations having a value equal to or greater than the Portfolio's purchase commitments;
the Custodian will likewise segregate securities sold on a delayed basis.

  REPURCHASE AGREEMENTS
  Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of Directors. It is the pol-icy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15% of that Portfolio's total assets.

Smith Barney Funds, Inc.

  RISK FACTORS AFFECTING PUBLIC UTILITY COMPANIES

Because the Utility Portfolio concentrates its investments in public utility companies, its portfolio may be subject to greater risk and market fluctua-tions than a portfolio of securities representing a broader range of invest-ment alternatives. Unlike industrial companies, the rates that utility compa-nies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur after an inter-val following the changes in financing costs. This factor will tend to affect favorably a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to affect adversely earnings and dividends when costs are rising. In addition, the value of public utility debt securi-ties (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

Among the risks affecting the public utility companies are the following:
risks of increases in fuel and other operating costs;
the high cost
of borrow-
ing to finance capital construction during inflationary periods;
restrictions
on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reason-able prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and electric utili-ties companies.

[LOGO OF SMITH BARNEY APPEARS HERE]

















 SMITH BARNEY

  FUNDS, INC.
   INCOME AND
GROWTH PORTFOLIO


UTILITY PORTFOLIO

388 Greenwich Street
New York, New York 10013

   FD 2320 D5

SMITH BARNEY FUNDS, INC.

U.S. Government

Securities Portfolio








Monthly Payment

Government Portfolio


Income Return

Account Portfolio


APRIL 28, 1995
PROSPECTUS BEGINS ON PAGE ONE
[LOGO OF SMITH BARNEY MUTUAL FUNDS
         APPEARS HERE]


P R O S P E C T U S

Smith Barney Funds, Inc.

PROSPECTUS
APRIL 28, 1995

 388 Greenwich Street
 New York, New York 10013
 (212) 723-9218

Smith  Barney  Funds, Inc. (the "Fund") is  an
investment company currently
offering   a  choice  of  six  different  Portfolios.
Each Portfolio is separately
managed to achieve its own investment objective and a shareholder's interest is in the assets and earnings of the Portfolio in which he or she holds shares.

     This Prospectus contains disclosure regarding the
                         following
Portfolios:

The  U.S. Government Securities Portfolio and the
Monthly Payment Government
Portfolio each seek high current income, liquidity and security of principal from a portfolio of U.S. Government Obligations.

The Income Return Account Portfolio seeks high current income from a portfolio of high quality debt obligations and employs an immunization strategy to mini-mize the risk of loss of account value.

This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Portfolio is contained in a Statement of
Additional Information dated April 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The
Statement of Additional Infor-
mation has been filed with the Securities and Exchange
Commission (the "SEC")
and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE  SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES
AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY  OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

Smith Barney Funds, Inc.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                               3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            12
------------------------------------------------
INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES   19
-------------------------------------------------
VALUATION OF SHARES                             21
------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES              21
-------------------------------------------------
PURCHASE OF SHARES                              23
-------------------------------------------------
EXCHANGE PRIVILEGE                              34
------------------------------------------------
REDEMPTION OF SHARES                            38
-------------------------------------------------MINIMUM
ACCOUNT SIZE                                    40
------------------------------------------------
PERFORMANCE                                     40
------------------------------------------------
MANAGEMENT OF THE FUND                          42
------------------------------------------------
DISTRIBUTOR                                     43
------------------------------------------------
ADDITIONAL INFORMATION                          44
-------------------------------------------------
APPENDIX A-1 -------------------------------------------
-----

--------------------------------------------------------
----------------------
  No person has been authorized to give any information
                           or
to make any
representations in connection with this offering other
than those contained in
this   Prospectus  and,  if  given  or  made,   such
other information and
representations  must  not be relied  upon  as  having
been authorized by the Fund
or  the Distributor. This Prospectus does not constitute
an offer by the Fund or
the Distributor to sell or a solicitation of an offer to
buy any of the
securities offered hereby in any jurisdiction to any
person to whom it is
unlawful  to  make  such  offer  or  solicitation  in
such jurisdiction. -------------------------------------
-----------------------------------------

Smith Barney Funds, Inc.

PROSPECTUS SUMMARY

  The  following  summary is qualified in its  entirety
                           by
detailed information
appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVES The Fund is an open-end, management investment company.
The  U.S.  Government Securities Portfolio and  the
Monthly Payment Government
Portfolio each seek high current income, liquidity and security of principal from a portfolio of U.S. Government Obligations. The
Income Return Account
Portfolio seeks high current income from a portfolio of high quality debt obligations and employs an immunization strategy to minimize the risk of loss of account value. See "Investment Objectives and Management Policies."

ALTERNATIVE  PURCHASE  ARRANGEMENTS  Each  Portfolio
offers several classes of
shares  ("Classes") to investors designed  to  provide
them with the flexibility
of  selecting an investment best suited to their needs.
The general public is
offered  three  Classes of shares: Class A shares,
Class B shares and Class C
shares,  which differ principally in terms of sales
charges and rate of
expenses  to  which  they are subject.  A  fourth
Class of shares, Class Y shares,
is  offered  only to investors meeting an initial
investment minimum of
$5,000,000.  In  addition, a fifth Class,  Class  Z
shares, which is offered pur-
suant  to  a separate prospectus, is offered
exclusively to tax-exempt employee
benefit  and  retirement plans of Smith Barney Inc.
("Smith Barney") and its
affiliates   and  is  available  for  the  U.S.
Government
Securities Portfolio and
the Income Return Account Portfolio. See "Purchase of Shares" and "Redemption of Shares."

Class  A  Shares. Class A shares of the  U.S.  Government
Securities Portfolio
and the Monthly Payment Government Portfolio are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. Class A shares of the Income Return Account Portfolio are sold at net asset value plus an ini-tial sales charge of up to 2.00% and are not subject to an annual service fee.
The initial sales charges may be reduced or waived for certain purchases. Pur-chases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed
$500,000 in the aggregate,
will be made at net asset value with no initial sales charge, but will be sub-ject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus
SummaryReduced or No Ini-
tial Sales Charge."

Smith Barney Funds, Inc.

     Class  B Shares. Class B shares, which are only
                        available
in the U.S. Govern-
ment Securities Portfolio and the Monthly Payment
Government Portfolio, are
offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class
B shares are subject to an annual service fee of 0.25% and an annual distribu-tion fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Class B shares are not available for pur-chase in the Income Return Account Portfolio.

   Class  B  Shares Conversion Feature. Class B shares
                          will
convert automatically
to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge
Alternatives."

Class C Shares. Class C shares are sold at net asset value with no initial sales charge at the time of purchase. Class C shares of the U.S. Government
Securities  Portfolio  and  the Monthly  Payment
Government Portfolio are subject
to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class C shares.
Class C shares of the
Income Return Account Portfolio are subject to an annual service fee of 0.15% and an annual distribution fee of 0.20% of the average daily net assets of the
Class C shares. All Class C investors pay a CDSC of
1.00% if they redeem Class
C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class
C shares, which when combined with current holdings of Class
C shares of a
Portfolio equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class  Y  Shares.  Class Y shares are available  only
                           to
investors meeting an
initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

Smith Barney Funds, Inc.

     In  deciding which Class of Portfolio shares to
                        purchase,
investors should
consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class
of shares is more
beneficial to an investor depends on the amount and
intended length of his or
her investment. Shareholders who are planning to
establish a program of regular
investment  may  wish to consider Class  A  shares;  as
the investment accumulates
shareholders may qualify for reduced sales charges  and
the shares are subject
to  lower  ongoing expenses over the term of the
investment. As an alternative,
Class  B  and  Class C shares are sold without  any
initial sales charge so the
entire   purchase  price  is  immediately  invested   in
a Portfolio. Any investment
return on these additional invested amounts may
partially or wholly offset the
higher   annual  expenses  of  these  Classes.   Because
a Portfolio's future return
cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the
                          CDSC
period and any con-
version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter
CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

    Investors investing a minimum of $5,000,000 must
                        purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fees. The maximum purchase amount for Class A shares is $4,999,999, Class
B  shares is $249,999 and Class C shares is $499,999.
There
is no maximum pur-
chase amount for Class Y shares.

   Reduced  or  No Initial Sales Charge. The  initial
                          sales
charge on Class A
shares  may  be waived for certain eligible purchasers,
and the entire purchase
price  will  be  immediately invested in the  Portfolio.
In addition, Class A share
purchases,  which  when combined with  current  holdings
of Class A shares offered
with  a  sales  charge  equal  or  exceed  $500,000  in
the aggregate, will be made at
net  asset value with no initial sales charge, but  will
be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase.
The $500,000 aggregate
investment  may  be met by adding the purchase  to  the
net asset value of all
Class  A  shares offered with a sales charge held  in
funds sponsored by Smith
Barney listed under "Exchange Privilege." Class A share
pur-
5

Smith Barney Funds, Inc.

chases also may be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith  Barney Financial Consultants may receive
                        different
compensation for
selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Fund"
                           for
a complete descrip-
tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

SMITH  BARNEY  401(K) PROGRAM Investors may be  eligible
to participate in the
Smith Barney 401(k) Program, which is generally designed
to assist plan spon-
sors in the creation and operation of retirement plans
under Section 401(a) of
the  Internal Revenue Code of 1986, as amended (the
"Code"), as well as other
types   of   participant  directed,  tax-qualified
employee
benefit plans
(collectively,"Participating  Plans").  Class  A,  Class
B, Class C and Class Y
shares   are   available  as  investment  alternatives
for Participating Plans. See
"Purchase of Shares -- Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, The Shareholder
Services Group, Inc.
("TSSG"),  a  subsidiary  of  First  Data  Corporation.
See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial invest-

Smith Barney Funds, Inc.

ment requirement for Class A, Class B and Class C
shares and the subsequent
investment   requirement  for  all   Classes   through
the Systematic Investment Plan
described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Portfolio offers shareholders a Systematic
Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Portfolio shares in an amount of at least $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange,  Inc. ("NYSE") is open for business. See
"Purchase of Shares" and "Re-
demption of Shares."

MANAGEMENT  OF  THE  PORTFOLIOS Smith  Barney  Mutual
Funds Management Inc. (former-
ly, Smith, Barney Advisers, Inc.) ("the "Manager")
serves as the Portfolios'
investment manager. The Manager is a wholly owned
subsidiary of Smith Barney
Holdings  Inc.  ("Holdings"). Holdings  is  a  wholly
owned subsidiary of The Trav-
elers  Inc. ("Travelers"), a diversified financial
services holding company
engaged,  through  its  subsidiaries,  principally  in
four business segments:
Investment   Services,  Consumer  Finance   Services,
Life Insurance Services and
Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class  of  certain  other funds of the Smith  Barney
Mutual Funds at the respective
net asset values next determined, plus any applicable sales charge differen-tial. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Portfolio for the prior day gener-ally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant.
See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid quar-terly on shares of the U.S. Government Securities
Portfolio and monthly on
shares  of  each of the Monthly Payment Government
Portfolio and the Income
Return Account Portfolio. Distributions of net realized capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any

Smith Barney Funds, Inc.

sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK  FACTORS  AND SPECIAL CONSIDERATIONS There  can  be
no assurance that each
Portfolio's investment objective will be achieved. The
value of each Portfo-
lio's  investments,  and thus the net asset  value  of
each Portfolio's shares,
will fluctuate in response to changes in market and
economic conditions, as
well as the financial condition and prospects of issuers
in which the Portfolio
invests.   See   "Investment   Objectives   and
Management Policies."

THE  PORTFOLIOS' EXPENSES The following expense table
lists the costs and
expenses   an   investor  will  incur  either  directly
or indirectly as a shareholder
of the Portfolios, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and each Portfolio's operat-ing expenses for its most recent fiscal year:

                               APPLICABLE   TO   THE
U.S. GOVERNMENT
                              SECURITIES PORTFOLIO AND
                             THE MONTHLY    PAYMENT
                             GOVERNMENT
PORTFOLIO:
                           CLASS  A     CLASS B
CLASS C                    CLASS Y ---------------------
---------------------------
-----------------
SHAREHOLDER TRANSACTION
 EXPENSES
  Maximum sales charge
    imposed on
    purchases
    (as a percentage of
      offering  price)          4.50%
None
None
None
  Maximum CDSC
     (as  a  percentage of       None*
4.50%
1.00%
None
    original cost or
    redemption
    proceeds, whichever
    is lower)

                                             APPLICABLE
TO INCOME
                                             RETURN
                                                ACCOUNT
                                                PORTFOLI
                                                O
                                          CLASS  A
CLASS C                    CLASS Y ---------------------
---------------------------
---------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on
    purchases
     (as  a  percentage  of offering price)
2.00%
None
None
  Maximum CDSC (as a percentage of
     original  cost  or redemption
None*
1.00%
None
    proceeds, whichever is lower)

Smith Barney Funds, Inc.

                                    APPLICABLE    TO
U.S. GOVERNMENT
                                    SECURITIES PORTFOLIO
                               CLASS A CLASS B CLASS C
                               CLASS
Y ------------------------------------------------------
--
----
--
ANNUAL PORTFOLIO OPERATING
  EXPENSES
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
    Management  fees                0.44%    0.44%
0.44%
0.44%
  12b-1 fees**                  0.25    0.75    0.70
--
  Other expenses                0.07    0.02    0.07
0.17 ---------------------------------------------------
---------
  TOTAL PORTFOLIO OPERATING
      EXPENSES                      0.76%    1.21%
1.21%
0.61% --------------------------------------------------
----------
                                   APPLICABLE   TO
MONTHLY PAYMENT
                                    GOVERNMENT PORTFOLIO
    Management  fees                0.44%    0.44%
0.44%
0.44%
  12b-1 fees**                  0.25    0.75    0.70
--
  Other expenses***             0.18    0.01    0.18
0.11 ---------------------------------------------------
---------
  TOTAL PORTFOLIO OPERATING
     EXPENSES                       0.87%    1.20%
1.32%
0.55% --------------------------------------------------
----------
                                 APPLICABLE TO INCOME
                                      RETURN ACCOUNT
                                      PORTFOLIO
    Management   fees                0.44%
0.44%
0.44%
  12b-1 fees**                    --            0.35
--
   Other expenses                0.12            0.15
0.25 ---------------------------------------------------
---------
  TOTAL PORTFOLIO OPERATING
      EXPENSES                       0.56%
0.94%
0.69% --------------------------------------------------
----------

*  Purchases  of Class A shares, which when combined
with
current holdings of
  Class  A  shares  offered with a sales charge  equal
or exceed $500,000 in the
   aggregate, will be made at net asset value with no
sales charge, but will
    be subject to a CDSC of 1.00% on redemptions made
within 12 months.
  **  Upon  conversion of Class B shares to Class A
shares,
such shares will no
    longer be subject to a distribution fee. Class C
shares do not have a
   conversion  feature and, therefore, are subject  to
an ongoing distribution
     fee.  As  a result, long-term shareholders of
Class C                        shares may pay more
     than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers, Inc.
*** "Other expenses" for Class Y shares have been estimated because no Class Y shares were outstanding during the fiscal year ended December 31, 1994.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Portfolio shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney
401(k) Program. See "Purchase of Shares" and "Redemption of Shares."

Smith Barney Funds, Inc.

     With respect to the U. S. Government Securities
                        Portfolio
and the Monthly
Payment  Government  Portfolio,  Smith  Barney  receives
an annual 12b-1 service fee
of 0.25% of the value of average daily net assets of
Class
A shares. Smith Bar-
ney  also receives with respect to Class B shares an
annual 12b-1 fee of 0.75%
of  the  value  of average daily net assets of  that
Class, consisting of a 0.50%
distribution  fee  and  a 0.25% service  fee.  For
Class C  shares, Smith Barney also
receives  an  annual  12b-1 fee of 0.70%  of  the  value
of average daily net assets
of this Class, consisting of a 0.45% distribution fee
and a    0.25% service fee.
With  respect to the Income Return Account Portfolio,
Smith Barney receives an
annual 12b-1 fee of 0.35% of the value of average daily
net assets of Class C
shares,  consisting of a 0.20% distribution fee and a
0.15% service fee. "Other
expenses"  in  the above table include fees for
shareholder services, custodial
fees,   legal  and  accounting  fees,  printing  costs
and registration fees.

  EXAMPLE

The following example is intended to assist an investor in understanding the various costs that an investor in each Portfolio will bear directly or indi-rectly. The example assumes payment by each Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of
Shares," "Redemption
of Shares" and "Management of the Fund."

                                  1  YEAR 3 YEARS 5
YEARS 10 YEARS* ----------------------------------------
-------------------
  An investor would pay the
  following expenses on a
  $1,000 investment,
  assuming (1) 5.00% annual
  return and (2) redemption
  at the end of each time
  period:
   U.S. Government
    Securities Portfolio
         Class  A                     $52
$68
$85
$135
         Class  B                      57
68
76
134
         Class  C                      22
38
66
147
         Class  Y                       6
20
34
76
   Monthly Payment
    Government Portfolio
         Class  A                     $53
$72
$91
$147
        Class  B                      57       68
76
136
        Class  C                      23       42
72
159
        Class  Y                       6       18
31
69

Smith Barney Funds, Inc.

  EXAMPLE                          1 YEAR 3 YEARS 5
YEARS
10
YEARS* -------------------------------------------------
------------
   Income Return Account
    Portfolio
       Class  A                       $26      $38
$51
$ 89
        Class  C                        20       30
52
115
        Class  Y                         7       22
38
86
An investor would pay the following expenses on the same
   investment, assuming the same annual return and no
  redemption:
   U.S. Government Securities
    Portfolio
       Class  A                       $52      $68
$85 $135
        Class  B                        12       38
66
134
        Class  C                        12       38
66
147
        Class  Y                         6       20
34
76
   Monthly Payment Government
    Portfolio
       Class  A                       $53      $72
$91 $147
        Class  B                        12       38
66
136
        Class  C                        13       42
72
159
        Class  Y                         6       18
31
69
   Income Return Account
    Portfolio
       Class  A                       $26      $38
$51 $   89
       Class  C                        10       30
52
115
       Class  Y                         7       22
38
86 -----------------------------------------------------
--------

* Ten-year figures assume conversion of Class B shares to
Class A shares at the
 end of the eighth year following the date of purchase.

  The  example  also provides a means for the  investor
                           to
compare expense levels
of   funds  with  different  fee  structures  over
varying
investment periods. To
facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Portfolio's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT
BE CONSIDERED A REPRESENTA-
TION  OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY
BE GREATER OR LESS THAN
THOSE SHOWN.

Smith Barney Funds, Inc.

FINANCIAL HIGHLIGHTS

The  following schedule for the periods ended December
31st has been audited in
conjunction   with  the  annual  audits  of  the
financial statements of Smith Barney
Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The 1994 financial statements and the independent auditors' report thereon appear in the December
31, 1994 Annual Report of Shareholders. No information is presented for Class Y shares for the Monthly Payment Government Portfolio because no Class Y shares were outstanding for the periods shown.

FOR  A  SHARE  OF  EACH CLASS OF CAPITAL  STOCK
OUTSTANDING THROUGHOUT EACH PERIOD:

U.S. GOVERNMENT SECURITIES PORTFOLIO

CLASS  A  SHARES                  1994       1993
1992
1991      1990
--------------------------------------------------------
--
---------------------
NET ASSET VALUE, BEGINNING
OF  YEAR                         $13.66     $13.87
$14.10
$13.22    $13.17 ---------------------------------------
---------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income            0.91       0.98
1.06
1.26      1.15
 Net realized and unrealized
 gain
  (loss) on investments          (1.11)     (0.10)
(0.13)
0.80      0.08 -----------------------------------------
-------------------------------------
Total Income (Loss) from
Investment  Operations           (0.20)      0.88
0.93
2.06      1.23 -----------------------------------------
-------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net
     investment income               (0.91)     (0.98)
                         (1.08)
(1.13)    (1.18)
 Distributions from net
 realized gains  on security
     transactions (1)                (0.05)     (0.11)
                         (0.08)
(0.05)       -------------------------------------------
------------------------------------
Total Distributions              (0.96)     (1.09)
(1.16)
(1.18)    (1.18) ---------------------------------------
---------------------------------------
NET  ASSET VALUE, END OF YEAR    $12.50     $13.66
$13.87
$14.10    $13.22 ---------------------------------------
---------------------------------------
TOTAL RETURN (P)                 (1.48)%     6.40%
6.85%
16.29%     9.95% ---------------------------------------
---------------------------------------
NET ASSETS, END OF YEAR
(000S)                         $358,045   $468,278
$459,380
$394,412  $335,447 -------------------------------------
-----------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
EXPENSES                          0.76%*     0.49%
0.50%
0.44%     0.41%
  Net investment income            6.83       7.00
7.65
8.31      8.87
--------------------------------------------------------
----------------------
PORTFOLIO TURNOVER RATE          40.22%     57.34%
26.18%
9.29%     5.62% ----------------------------------------
--------------------------------------

(1)  Represents distributions from paydown gains  which
are reported as ordinary
    income for tax purposes.
(P) Total Returns do not reflect sales charges.
*   Amount  has been restated from the December  31,
1994
Annual Report.

Smith Barney Funds, Inc.

U.S. GOVERNMENT SECURITIES PORTFOLIO

CLASS  A  SHARES (CONTINUED)    1989        1988
1987
1986       1985
--------------------------------------------------------
-----------------------
NET ASSET VALUE, BEGINNING
OF  YEAR                       $12.56      $12.68
$13.89
$13.95     $12.76 --------------------------------------
-----------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income          1.19        1.20
1.23
1.37       1.52
 Net realized and
 unrealized gain
(loss) on investments         0.63       (0.12)
(0.89)
0.05       0.89
--------------------------------------------------------
-----------------------
Total Income (Loss) from
Investment  Operations          1.82        1.08
0.34
1.42       2.41
--------------------------------------------------------
-----------------------
LESS DISTRIBUTIONS:
 Dividends from net
     investment income             (1.21)      (1.20)
                         (1.31)
(1.44)     (1.22)
 Distributions from net
 realized gains  on
      security transactions (1)        --
                          -(0.24)
(0.04) -------------------------------------------------
------------------------------
Total Distributions            (1.21)      (1.20)
(1.55) (1.48)
(1.22) -------------------------------------------------
----------
---------------------
NET ASSET VALUE, END OF
YEAR                           $13.17      $12.56
$12.68 $13.89     $13.95 -------------------------------
------------------------------------------------
TOTAL RETURN (P)               15.11%       8.72%
2.67%
10.76%     19.59% --------------------------------------
-----------------------------------------
NET ASSETS, END OF YEAR
(000S)                       $329,186    $328,446
$370,783 $507,243   $281,019 ---------------------------
---------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
EXPENSES                        0.41%       0.42%
0.36%
0.35%      0.27%
  Net investment income          9.19        9.25
9.43
9.95      11.45 ----------------------------------------
---------------------------------------
PORTFOLIO TURNOVER RATE        22.88%       1.53%
108.19%
130.92%     67.13% -------------------------------------
------------------------------------------
CLASS B SHARES                1994(2) ------------------
--------------------------------------------------------
----
NET ASSET VALUE, BEGINNING
OF PERIOD                     $12.47 -------------------
--------------------------------------------------------
---
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income          0.08
 Net realized and
 unrealized gain
  on investments                0.17
--------------------------------------------------------
-----------------------
Total Income from
Investment  Operations          0.25
--------------------------------------------------------
-----------------------
LESS DISTRIBUTIONS:
 Dividends from net
 investment income             (0.21)
 Distributions from net
 realized gains on
  security transactions
 (1)                              --
--------------------------------------------------------
-----------------------
Total Distributions            (0.21) ------------------
--------------------------------------------------------
----
NET ASSET VALUE, END OF
PERIOD                        $12.51 -------------------
--------------------------------------------------------
---
TOTAL RETURN (P)                2.04%++ ----------------
-------------------------------------------
---------------------
NET ASSETS, END OF YEAR
(000S)                        $1,529 -------------------
--------------------------------------------------------
---
RATIOS TO AVERAGE NET
ASSETS:
EXPENSES                        1.21%+*
 Net investment income          6.94+ ------------------
--------------------------------------------------------
----
PORTFOLIO TURNOVER RATE        40.22% ------------------
--------------------------------------------------------
----

(1)  Represents distributions from paydown gains  which
are reported as ordinary
    income for tax purposes.
(2) For the period from November 7, 1994 (inception
date) to December 31, 1994.
++   Not  annualized as it may not be representative of
the total return for the
    year.
 +  Annualized.
(P) Total Returns do not reflect sales charges.
*   Amount  has been restated from the December  31,
1994
Annual Report.

Smith Barney Funds, Inc.

U.S. GOVERNMENT SECURITIES PORTFOLIO

CLASS  C  SHARES                             1994(1)
1993 1992(2) -------------------------------------------
---------------------------
NET  ASSET VALUE, BEGINNING OF PERIOD       $13.66
$13.86 $14.01 ------------------------------------------
----------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                       0.82
0.89 0.15
 Net realized and unrealized loss
on investments                            (1.11)
(0.10) -------------------------------------------------
----------------------
Total Income (Loss) from Investment
Operations                                  (0.29)
0.79 0.15 ----------------------------------------------
------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income       (0.83)
                         (0.88)
(0.30)
 Distributions from net realized gains
  on security transactions (3)              (0.04)
(0.11) -------------------------------------------------
----------------------
Total Distributions                         (0.87)
(0.99)
(0.30) -------------------------------------------------
---------------------
NET  ASSET VALUE, END OF PERIOD             $12.50
$13.66
$13.86 -------------------------------------------------
---------------------
TOTAL RETURN (P)                            (2.11)%
5.74%
1.07%++ ------------------------------------------------
----------------------
NET  ASSETS, END OF PERIOD (000S)          $21,253
$19,938 $1,954 -----------------------------------------
-----------------------------
RATIOS TO AVERAGE NET ASSETS:
EXPENSES                                     1.21%
1.21%
1.14%+
  Net investment income                       6.27
6.23
6.56+ --------------------------------------------------
--------------------
PORTFOLIO TURNOVER RATE                     40.22%
57.34%
26.18% -------------------------------------------------
---------------------
CLASS Y SHARES                             1994(4)
1993(5) ------------------------------------------------
----------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $13.67
$13.97 -------------------------------------------------
---------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                       0.89
0.86
 Net realized and unrealized loss on
  investments                               (1.10)
(0.10) -------------------------------------------------
---------------------
Total Income (Loss) from Investment
Operations                                  (0.21)
0.76 ---------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income       (0.91)
                         (0.95)
 Distributions from net realized gains
  on security transactions (3)              (0.04)
(0.11) -------------------------------------------------
---------
-------------
Total Distributions                         (0.91)
(1.06) -------------------------------------------------
---------------------
NET ASSET VALUE, END OF PERIOD             $12.51
$13.67 -------------------------------------------------
---------------------
TOTAL    RETURN    (P)
(1.53)%
5.55%++ ------------------------------------------------
-----------
------------
NET ASSETS, END OF PERIOD (000S)          $13,903
$14,118 ------------------------------------------------
----------------------
RATIOS TO AVERAGE NET ASSETS:
EXPENSES
0.61% 0.69%+
 Net investment income                       6.82
7.29+ --------------------------------------------------
--------------------
PORTFOLIO TURNOVER RATE                     40.22%
57.34% -------------------------------------------------
---------------------

(1)  On  November  7, 1994 the former Class  B  shares
were renamed Class C shares.
(2) For the period from December 2, 1992 (inception
date) to December 31, 1992.
(3)  Represents distributions from paydown gains  which
are reported as ordinary
    income for tax purposes.
(4)  On  November 7, 1994, the former Class  C  shares
were renamed Class Y shares.
(5) For the period from January 12, 1993 (inception
date) to December 31, 1993.
++   Not  annualized as it may not be representative of
the total return for the
    year.
 +  Annualized.
(P) Total Returns do not reflect sales charges.

Smith Barney Funds, Inc.

MONTHLY PAYMENT GOVERNMENT PORTFOLIO

CLASS  A SHARES            1994      1993     1992
1991 1990 ----------------------------------------------
------------------------
NET ASSET VALUE,
    BEGINNING OF YEAR        $12.85    $12.96   $13.12
                         $12.41
$12.37 -------------------------------------------------
---------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
    Net investment income      0.79      0.87
                      0.92
1.02
1.14
 Net realized and
  unrealized gain
  (loss) on investments    (0.97)    (0.04)   (0.07)
0.83
0.01 ---------------------------------------------------
-------------------
Total Income (Loss)
 from Investment
 Operations                (0.18)     0.83     0.85
1.85
1.15 ---------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
 Dividends from net
    investment   income         (0.78)     (0.88)
(0.96) (1.11)     (1.11)
 Distribution from net
  realized gains
  on security
    transactions   (1)          (0.03)
(0.06)
(0.05) (0.03)        -----------------------------------
------------------------------------
Total   Distributions          (0.81)      (0.94)
(1.01) (1.14)     (1.11) -------------------------------
---------------------------------------
NET ASSET VALUE, END OF
    YEAR                     $11.86    $12.85   $12.96
                         $13.12
$12.41 -------------------------------------------------
---------------------
TOTAL   RETURN  (P)            (1.36)%      6.51%
6.83%
15.66%      9.89% --------------------------------------
--------------------------------
NET ASSETS, END OF YEAR
    (000S)                  $40,258   $54,953  $49,755
                         $33,327
$22,527 ------------------------------------------------
----------------------
RATIOS TO AVERAGE NET
 ASSETS:
   Expenses                     0.87%*      0.56%
0.51%
0.51%      0.44%
    Net investment income      6.54      6.66     7.39
                          8.18
8.91 ---------------------------------------------------
-------------------
PORTFOLIO   TURNOVER  RATE     58.00%      97.66%
36.11%
10.62%      4.64% --------------------------------------
--------------------------------
CLASS A SHARES
(CONTINUED)               1989      1988     1987
1986(2) ------------------------------------------------
----------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $11.74    $11.83   $12.59
$12.50 -------------------------------------------------
---------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
    Net investment income      1.10      1.09
1.10
                           0.88
 Net realized and
  unrealized gain
    (loss)  on  investments      0.64      (0.09)
(0.86) (0.02) ------------------------------------------
----------------------------
Total Income (Loss)
 from Investment
 Operations                 1.74      1.00     0.24
0.86 ---------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
 Dividends from net
    investment   income         (1.11)     (1.09)
(0.99) (0.81)
 Distribution from net
  realized gains
  on security
  transactions (1)            --        --    (0.01)
--------------------------------------------------------
---------------
Total   Distributions          (1.11)      (1.09)
(1.00) (0.81) ------------------------------------------
----------------------------
NET ASSET VALUE, END OF
 PERIOD                   $12.37    $11.74   $11.83
$12.59 -------------------------------------------------
---------------------
TOTAL   RETURN  (P)            15.45%       8.75%
2.09% 7.44%++ ------------------------------------------
----------------------------
NET ASSETS, END OF
 PERIOD (000S)           $17,832   $17,877  $21,011
$15,498 ------------------------------------------------
----------------------
RATIOS TO AVERAGE NET
 ASSETS:
     Expenses                     0.46%       0.50%
                          0.41%
0.26%+
 Net   investment  income       9.10       9.03
9.22 8.85+ ---------------------------------------------
-------------------------
PORTFOLIO   TURNOVER  RATE     11.35%       5.31%
113.46% 107.44% ----------------------------------------
------------------------------

(1)  Represents distributions from paydown gains  which
are reported as ordinary
    income for tax purposes.
(2)  For  the  period from April 16, 1986  (commencement
of operations) to December
    31, 1986.
++   Not  annualized as it may not be representative of
the
total return for the
    year.
 +  Annualized.
(P) Total returns do not reflect sales charges.
*   Amount  has been restated from the December  31,
1994
Annual Report.
15

Smith Barney Funds, Inc.

MONTHLY PAYMENT GOVERNMENT PORTFOLIO

                           CLASS B SHARES     CLASS C
SHARES
                           -------------- --------------
---------
                               1994(1)      1994(2)
1993
1992(3) ------------------------------------------------
-------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $11.78     $12.85
$12.96
$12.89 -------------------------------------------------
------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net  investment income           0.18
0.72
0.78
0.05
 Net realized and
  unrealized gain
   (loss) on investments          0.01      (0.98)
(0.04)
0.10 ---------------------------------------------------
----------------
Total Income (Loss) from
  Investment Operations           0.19      (0.26)
0.74
0.15 ---------------------------------------------------
----------------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income             (0.12)     (0.70)
(0.79)
(0.08)
 Distributions from net
  realized gains
  on security
   transactions (4)                 --      (0.03)
(0.06) -------------------------------------------------
-------------------
Total  Distributions             (0.12)     (0.73)
(0.85)
(0.08) -------------------------------------------------
------------------
NET ASSET VALUE, END OF
  PERIOD                        $11.85     $11.86
$12.85
$12.96 -------------------------------------------------
--
-----------------
TOTAL  RETURN (P)                 1.64%++   (2.07)%
5.77%
1.15%++ ------------------------------------------------
-------------------
NET ASSETS, END OF PERIOD
  (000S)                           $61     $3,351
$3,155
$72 ----------------------------------------------------
---------------
RATIOS TO AVERAGE NET
 ASSETS:
  Expenses                        1.20%+*    1.32%
1.27%
1.21%+
  Net  investment income           7.18+      5.92
5.88
6.21+ --------------------------------------------------
-----------------
PORTFOLIO TURNOVER RATE         58.00%     58.00%
97.66% 36.11% ------------------------------------------
-------------------------

(1)  For the period from November 10, 1994 (inception
date) to December 31,
    1994.
(2)  On  November  7, 1994 the former Class  B  shares
were renamed Class C shares.
(3) For the period from December 2, 1992 (inception
date) to December 31, 1992.
(4)  Represents distributions from paydown gains  which
are reported as ordinary
    income for tax purposes.
++   Not  annualized as it may not be representative of
the
total return for the
    year.
 +  Annualized.
(P) Total returns do not reflect sales charges.
*   Amount  has been restated from the December  31,
1994
Annual Report.

Smith Barney Funds, Inc.

INCOME RETURN ACCOUNT PORTFOLIO

CLASS  A  SHARES           1994     1993      1992
1991 1990 ----------------------------------------------
----------------------
NET ASSET VALUE,
  BEGINNING OF YEAR       $ 9.59   $ 9.68   $ 9.65   $
9.38
$ 9.31
--------------------------------------------------------
------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net  investment income     0.46     0.45
0.52
0.67
0.73
 Net realized and
  unrealized gain
  (loss) on
   investments             (0.26)   (0.07)    0.03
0.33
0.08 ---------------------------------------------------
-----------------
Total Income from
  Investment Operations     0.20     0.38     0.55
1.00
0.81 ---------------------------------------------------
-----------------
LESS DISTRIBUTIONS:
 Dividends from net
 investment income       (0.45)   (0.47)   (0.52)
(0.73) (0.74) ------------------------------------------
--------------------------
Total  Distributions       (0.45)   (0.47)   (0.52)
(0.73) (0.74) ------------------------------------------
--------------------------
NET ASSET VALUE, END
  OF  YEAR                 $ 9.34   $ 9.59   $ 9.68   $
9.65
$ 9.38
--------------------------------------------------------
------------
TOTAL  RETURN (P)           2.14%    4.00%    5.85%
11.06%
9.10% --------------------------------------------------
------------------
NET ASSETS, END OF
YEAR  (000S)            $18,918  $50,874  $48,538
$33,682 $24,058 ----------------------------------------
----------------------------
RATIOS TO AVERAGE NET
 ASSETS:
  Expenses                  0.56%    0.53%    0.50%
0.49%
0.43%
  Net  investment income     4.60     4.67     5.33
6.98
7.92 ---------------------------------------------------
-----------------
PORTFOLIO TURNOVER
  RATE                    126.64%  152.04%   84.15%
30.44%
27.90% -------------------------------------------------
-------------------
CLASS A SHARES
(CONTINUED)               1989      1988      1987
1986 1985*(1) ------------------------------------------
--------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $ 9.12   $ 9.26   $ 9.43   $
9.51
$ 9.17
--------------------------------------------------------
--
-----------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net  investment income     0.75     0.71
0.68
0.72
0.68
 Net realized and
  unrealized gain
  (loss) on
    investments              0.19    (0.13)   (0.19)
0.08
0.16 ---------------------------------------------------
-----------------
Total Income from
  Investment Operations     0.94     0.58     0.49
0.80
0.84 ---------------------------------------------------
-----------------
LESS DISTRIBUTIONS:
 Dividends from net
    investment income       (0.75)   (0.72)   (0.60)
                         (0.87)
(0.50)
 Distributions from
    net realized gains         --       --    (0.06)
(0.01) -------------------------------------------------
--------------------
Total  Distributions       (0.75)   (0.72)   (0.66)
(0.88)
(0.50) -------------------------------------------------
-------------------
NET ASSET VALUE, END
  OF  PERIOD               $ 9.31   $ 9.12   $ 9.26   $
9.43
$ 9.51
--------------------------------------------------------
------------
TOTAL  RETURN (P)          10.67%    6.48%    5.36%
8.78%
9.34%++ ------------------------------------------------
--------------------
NET ASSETS, END OF
  PERIOD  (000S)          $27,604  $53,950  $55,494
$54,074
$24,855 ------------------------------------------------
--------------------
RATIOS TO AVERAGE NET
 ASSETS:
  Expenses                  0.43%    0.44%    0.35%
0.28%
0.21%+
Net  investment income     8.13     7.78     7.37
7.58 8.63+ ---------------------------------------------
-----------------------
PORTFOLIO TURNOVER
  RATE                     33.17%  124.33%   68.21%
304.38%
182.61% ------------------------------------------------
--------------------

(1) For the period from March 4, 1985 (commencement of operations) to December
    31, 1985.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.
(P) Total returns do not reflect sales charges.
* Adjusted for 200% stock dividend to shareholders of record on July 17, 1985.

Smith Barney Funds, Inc.

INCOME RETURN ACCOUNT PORTFOLIO

                        CLASS  C  SHARES(1)
CLASS Y              SHARES(3)
                     -----------------------    --------
------------
                        1994     1993    1992(2)
1994
1993(4) ------------------------------------------------
---------------------
NET ASSET VALUE,
  BEGINNING  OF YEAR   $ 9.58  $ 9.68  $ 9.69        $
9.59
$ 9.72
--------------------------------------------------------
-------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
   income                0.42    0.45     0.03
0.44
0.42
 Net realized and
  unrealized loss
   on  investments      (0.24)  (0.12)    --
(0.25)
(0.13) -------------------------------------------------
--------------------
Total Income from
 Investment
  Operations             0.18    0.33     0.03
0.19
0.29 ---------------------------------------------------
------------------
LESS DISTRIBUTIONS:
 Dividends from net
 investment  income   (0.42)  (0.43)  (0.04)
(0.44) (0.42) ------------------------------------------
---------------------------
Total  Distributions   (0.42)  (0.43)   (0.04)
(0.44) (0.42) ------------------------------------------
---------------------------
NET ASSET VALUE,
  END  OF YEAR         $ 9.34  $ 9.58  $ 9.68        $
9.34
$ 9.59
--------------------------------------------------------
--
------------
TOTAL  RETURN (P)      1.86%    3.53%   0.31%++
2.01%++ 3.01%++ ----------------------------------------
-----------------------------
NET ASSETS, END OF
  YEAR  (000S)         $3,055  $3,993      $10
$3,235
$  5,412
--------------------------------------------------------
-------------
RATIOS TO AVERAGE
 NET ASSETS:
  Expenses               0.94%   0.90%   0.86%+
0.69%
0.75%+
 Net investment
   income                4.40    4.25     5.71+
4.65
4.78+ --------------------------------------------------
-------------------
PORTFOLIO TURNOVER
  RATE                 126.64% 152.04%  84.15%
126.64%
152.04% ------------------------------------------------
---------------------

(1)  On  November 7, 1994 former Class B shares were
renamed Class C shares.
(2)  For the period from December 16, 1992 (inception
date) to December 31,
    1992.
(3)  On November 7, 1994, former Class C shares were
renamed Class Y shares.
(4) For the period from February 1, 1993 (inception
date) to December 31, 1993.
++   Not  annualized as it may not be representative of
the total return for the
    year.
 +  Annualized.
(P) Total returns do not reflect sales charges.

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

    The  U.S. Government Securities Portfolio and the
                         Monthly
Payment Government
Portfolio  each  seek  high current  income,  liquidity
and security of principal
by  investing  in  obligations of the U.S.  Government,
its agencies or its
instrumentalities   and  related  repurchase   and
reverse repurchase agreements.
The  Income  Return  Account Portfolio  seeks  high
current income from a portfolio
of   high   quality   debt  obligations   and   employs
an "immunization strategy" (see
below)  to  minimize the risk of loss of account  value.
Of course, no assurance
can be given that a Portfolio's objective will be achieved.

    The  U.S. Government Securities Portfolio and the
                         Monthly
Payment Government
Portfolio  invest primarily in Government National
Mortgage Association
("GNMA") Certificates of the modified pass-through
type and will also normally
include   other   "U.S.   Government   Obligations,"
i.e., obligations issued or guar-
anteed   by   the  United  States,  its  agencies   or
its
instrumentalities and related
repurchase   and  reverse  repurchase  agreements
(reverse repurchase agreement
transactions  are  limited  to  no  more  than  5%  of
each Portfolio's net assets).
Under normal market conditions, each Portfolio will
seek to invest substan-
tially all of its assets -- and a Portfolio will
invest not less than 65% of
its assets -- in such securities. GNMA Certificates
are debt securities issued
by  a  mortgage  banker or other mortgagee
representing an interest in a pool of
mortgages  insured by the Federal Housing
Administration or the Farmers Home
Administration or guaranteed by the Veterans
Administration. The National
Housing Act provides that the full faith and credit
of the
United States is
pledged  to the timely payment of principal and
interest by GNMA of amounts due
on  these  GNMA Certificates. Securities of the type
to be purchased for these
Portfolios  have  historically  involved  no  credit
risk; however, due to fluctua-
tions in interest rates, the market value of such
securities will vary during
the  period  of a shareholder's investment in the
Portfolio. The average life of
GNMA   Certificates  varies  with  the  maturities  of
the underlying mortgages (with
maximum  maturities  of  30  years)  but  is  likely
to be substantially less than
the  original maturity of the mortgage pools
underlying the securities as the
result  of  prepayments, refinancing of  such
mortgages or foreclosure.
Unscheduled prepayments of mortgages are passed
through to the holders of GNMA
Certificates at par and will increase or decrease the
yield realized by the
Portfolio,   depending  on  the  cost  of   the
underlying Certificate and its market
value at the time of prepayment. As a hedge against changes in interest rates, the U.S. Government Securities Portfolio and the
Monthly Payment Government
Portfolio may enter into agreements with dealers in GNMA Certificates to pur-chase or sell an agreed-upon principal amount of GNMA Certificates at a speci-fied price on a certain date; provided,

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

however, that settlement occurs within 120 days of the trade date. For a detailed explanation, see "Appendix."

   The  Income  Return  Account Portfolio  invests  in
                          U.S.
Government Obligations
(see  "Appendix"),  bankers'  acceptances,  certificates
of deposit, securities
backed  by letters of credit, commercial paper rated A-1
by Standard & Poor's
Corporation ("S&P") or Prime-1 by Moody's Investors
Service, Inc. ("Moody's")
and notes and bonds, including floating rate issues,
rated A or better by S&P
or  Moody's  or,  if  not  rated, of comparable  quality
as determined by the Manag-
er.   The   Portfolio's  investments  in   U.S.
Government Obligations will be in obli-
gations with remaining maturities of five years or less, and its investments in corporate debt obligations will be in obligations with remaining maturities of three years or less. Normally, approximately one-third of the Portfolio will consist of obligations that have remaining maturities of less than one year;
however, it is expected there may be occasions when up to 100% of the Portfolio will be invested in securities maturing within one year. This portfolio compo-sition is intended to achieve a higher level of income than would otherwise be available from an exclusively short-term portfolio with substantially less risk than that of a conventional bond or note portfolio.
While minor day-to-day
price fluctuations are unavoidable, it is believed that the Portfolio's immuni-zation strategy will produce sufficient income accrual during adverse market conditions to offset any potential loss in the Portfolio security value mea-sured over a three month period.

    The  U.S. Government Securities Portfolio and the
                         Monthly
Payment Government
Portfolio each may seek to increase its net investment income by lending its securities to unaffiliated brokers, dealers and other financial institutions, provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of each Portfolio's total assets. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. The Statement of Additional
Information contains more
detailed information.

  The  Board  of  Directors  of the  Fund  may  modify
                           the
investment objective and
policies  of  each Portfolio (other than the  Income
Return Account Portfolio
whose objective and policies may be changed only by the "vote of a majority of the outstanding voting securities", as defined in the Investment Company Act of
1940 (the "1940 Act") provided such modification is not prohibited by the

Smith Barney Funds, Inc.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

investment  restrictions  (which  are  set  forth   in
the
Statement of Additional
Information) or applicable laws, and any such change will first be disclosed in the then current prospectus.

 PORTFOLIO TURNOVER

  None  of  the  Portfolios will engage in the  trading
                           of
securities for the pur-
pose   of   realizing  short-term  profits;  however,
each Portfolio will adjust its
portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. As the portfolio turnover rate increases, so will the Portfolio's dealer mark-ups and other transaction related expenses. Investors should realize that risk of loss is inherent in the ownership of any securities and that shares of a Portfolio will fluctuate with the market value of its securities.

VALUATION OF SHARES


     Each  Portfolio's net asset value per share is
                       determined
as of the close of
regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Portfolio's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Obligations are valued at the mean between  the  bid
                           and
asked quotations for
such securities or if no quotations are available, then
for securities of simi-
lar  type,  yield and maturity. Short-term investments
that have a maturity of
more  than  60  days are valued at prices  based  on
market quotations for securi-
ties   of  similar  type,  yield  and  maturity.  Short
term investments that have a
maturity  of  60  days or less are valued at amortized
cost when the Board of
Directors  has  determined that amortized cost  equals
fair value, unless market
conditions  dictate  otherwise.  Other  investments   of
a Portfolio, including
restricted securities, if any, are valued at a fair value determined by the
Board of Directors in good faith.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

 The Fund declares quarterly income dividends on shares
                           of
the U.S. Government
Securities Portfolio and monthly income dividends on shares of the

Smith Barney Funds, Inc.

Monthly  Payment Government Portfolio and the Income
Return Account Portfolio
and makes annual distributions of capital gains, if any, on such shares.

     If  a  shareholder does not otherwise instruct,
                        dividends
and capital gain dis-
tributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC.

  Income dividends and capital gain distributions that
                           are
invested are cred-
ited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith
Barney Financial Consultant.
Accounts held directly by TSSG should notify TSSG in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account.

  The per share dividends on Class B and Class C shares
                           of
each Portfolio may
be lower than the per share dividends on Class A and
Class Y shares principally
as  a result of the distribution fee applicable with
respect to Class B and
Class C shares. The per share dividends on Class A
shares of each Portfolio may
be  lower  than  the per share dividends on Class  Y
shares principally as a result
of   the   service  fee  applicable  to  Class   A
shares. Distributions of capital
gains, if any, will be in the same amount for Class
A, Class B, Class C and
Class Y shares.

 TAXES

    Each   Portfolio  intends  to  qualify  as  a
regulated investment company under
Subchapter M of the Code to be relieved of federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, each Portfolio must meet certain tests, including distributing at least 90% of its investment company taxable income, and deriv-ing less than 30% of its gross income from the sale or other disposition of certain investments held for less than three months.

 Dividends from net investment income and distributions
                           of
realized short-term
capital  gains  on the sale of securities, whether  paid
in cash or automatically
invested in additional shares of a Portfolio, are
taxable to shareholders as
ordinary income. Each Portfolio's dividends will not
qualify for the dividends
received   deduction   for   corporations.   Dividends
and distributions declared by
each Portfolio may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net

Smith Barney Funds, Inc.

short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

      It  is the policy of the Fund to comply with
                      requirements
of the Internal Rev-
enue Code applicable to regulated investment companies and to distribute all of the taxable income and net taxable gains of each Portfolio to its shareholders.
Dividends derived from net investment income and capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the same Portfolio, are taxable to shareholders of each Portfolio. Informa-tion as to the tax status of dividends deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but no later than January 31. The foregoing relates to Federal income taxation. Divi-dends may also be subject to state and local taxes; investors should consult with their tax advisors regarding state and local taxes.

PURCHASE OF SHARES


 GENERAL

 Each Portfolio offers several Classes of shares. Class
                            A
shares are sold to
investors with an initial sales charge and Class B and
Class C shares are sold
without  an initial sales charge but are subject to  a
CDSC payable upon certain
redemptions.  Class  Y shares are sold  without  an
initial sales charge or CDSC
and  are available only to investors investing a minimum
of $5,000,000. A fifth
class, Class Z shares, are also offered with respect to
each of the U.S. Gov-
ernment  Securities Portfolio and the Income Return
Account Portfolio. Class Z
shares are offered without a sales charge, CDSC, service
fee or distribution
fee   exclusively   to  tax-exempt  employee   benefit
and retirement plans of Smith
Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith
Barney Financial Consultant
for  a  Class  Z  Prospectus.  See  "Prospectus  Summary
-Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

    Shares  may  be  purchased through  a  brokerage
                         account
maintained with Smith
Barney.  Shares may also be purchased through an
Introducing Broker or an
investment dealer in the selling group. In addition,
certain investors, includ-
ing   qualified   retirement   plans   and   certain
other institutional investors, may
pur-

Smith Barney Funds, Inc.

chase  shares  directly  from the Fund  through  TSSG.
When purchasing shares of a
Portfolio, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may
                          open
an account by mak-
ing  an  initial  investment of at  least  $1,000  for
each account, or $250 for an
IRA  or  a  Self-Employed Retirement Plan in each
Portfolio. Investors in Class Y
shares  may  open an account by making an initial
investment of $5,000,000. Sub-
sequent  investments of at least $50 may  be  made  for
all Classes. For partici-
pants  in retirement plans qualified under Section
403(b)(7) or Section 401(a)
of  the Code, the minimum initial investment requirement
for Class A, Class B
and Class C shares and the subsequent investment
requirement for all Classes in
each  Portfolio  is  $25.  For each  Portfolio's
Systematic Investment Plan, the
minimum initial investment requirement for Class A,
Class B and Class C shares
and the subsequent investment requirement for all
Classes is $50. There are no
minimum  investment  requirements  in  Class  A  shares
for employees of Travelers
and  its subsidiaries, including Smith Barney, Directors
of the Fund, and their
spouses  and children. The Fund reserves the right to
waive or change minimums,
to  decline any order to purchase its shares and to
suspend the offering of
shares  from time to time. Shares purchased will be held
in the shareholder's
account   by   the  Fund's  transfer  agent,   TSSG.
Share certificates are issued only
upon a shareholder's written request to TSSG.

  Purchase orders for a Portfolio that are received by
                           the
Fund or Smith Barney
prior  to the close of regular trading on the NYSE,  on
any day the Portfolio
calculates its net asset value, are priced according to
the net asset value
determined  on that day (the "trade date"). Orders
received by dealers or Intro-
ducing Brokers prior to the close of regular trading on
the NYSE on any day a
Portfolio  calculates  its  net  asset  value,  are
priced according to the net asset
value determined on that day, provided the order is
received by the Fund or
Smith  Barney  prior  to Smith Barney's close  of
business. Currently, payment for
Portfolio  shares  is  due on the fifth  business  day
(the "settlement date") after
the   trade  date.  Each  Portfolio  anticipates  that,
in accordance with regulatory
changes, beginning on or about June 1, 1995, the settlement date will be the third business day after the trade date.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at
                           any
time by purchasing
shares  through a service known as the Systematic
Investment Plan. Under the
Systematic  Investment  Plan,  Smith  Barney  or   TSSG
is authorized through

Smith Barney Funds, Inc.

preauthorized transfers of $50 or more to charge the
regular bank account or
other financial institution indicated by the shareholder
on a monthly or quar-
terly   basis  to  provide  systematic  additions   to
the
shareholder's Portfolio
account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. The Systematic
Investment Plan also authorizes Smith Barney to apply cash held in the share-holder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith
Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

 The  sales  charges applicable to purchases  of  Class
A
shares of each of the
U.S. Government Securities Portfolio and the Monthly
Payment Government Port-
folio are as follows:

                                  SALES CHARGE ---------
                              --------------------
DEALERS'
                                 %    OF             %
OF REALLOWANCE AS % OF
 AMOUNT  OF  INVESTMENT   OFFERING PRICE  AMOUNT
INVESTED OFFERING PRICE --------------------------------
-----------------------------------------
    Less   than   $  25,000           4.50%
4.71%
4.00%
    $   25,000   -  49,999             4.00
4.17
3.60
       50,000   -   99,999             3.50
3.63
3.15
      100,000    -249,999             2.50
2.56
2.25
      250,000    -499,999             1.50
1.52
1.35
      500,000   and   over               *
*
* ------------------------------------------------------
--
------------------

The sales charge applicable to purchases of Class A shares of the Income
Return Portfolio are as follows:

                                   SALES CHARGE --------
                              ---------------------
DEALERS'
                                  %    OF             %
OF REALLOWANCE AS % OF
 AMOUNT  OF  TRANSACTION   OFFERING PRICE AMOUNT
INVESTED OFFERING PRICE --------------------------------
------------------------------------------
    Less   than   $500,000            2.00%
2.04%
1.80%
  $500,000 and
        over                            *
*
* ------------------------------------------------------
--
-------------------

* Purchases of Class A shares, which when combined with current holdings of
Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate,  will be made at net asset value  without
                           any
initial sales charge,
but will be subject to a CDSC of 1.00% on redemptions made within 12 months of  purchase.  The CDSC on Class A shares is  payable
                           to
Smith Barney, which
   compensates Smith Barney Financial Consultants and
                          other
dealers whose
  clients make purchases of $500,000 or more. The  CDSC
                           is
waived in the same
  circumstances in which the CDSC applicable to Class B
                           and
Class C shares is
  waived.  See  "Deferred  Sales Charge  Alternatives"
                           and
"Waivers of CDSC."

Smith Barney Funds, Inc.

  Members of the selling group may receive up to 90% of
                           the
sales charge and
may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The  reduced  sales  charges shown  above  apply  to
                           the
aggregate of purchases of
Class A shares of each Portfolio made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange
Privilege."

 INITIAL SALES CHARGE WAIVERS

Purchases of Class A shares may be made at net asset
value without a sales
charge in the following circumstances: (a) sales of
Class A shares to Direc-
tors  of  the  Fund  and  employees  of  Travelers  and
its subsidiaries, or to the
spouse and children of such persons (including the
surviving spouse of a
deceased  Director  or  employee, and retired  Directors
or employees), or sales
to  any trust, pension, profit-sharing or other benefit
plan for such persons
provided  such  sales  are made upon the  assurance  of
the purchaser that the pur-
chase   is  made  for  investment  purposes  and  that
the
securities will not be
resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with a Portfolio by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) shareholders who have redeemed Class
A shares in a Portfolio (or Class A shares of another fund of the Smith Barney
Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of a Portfolio) and who wish to reinvest their redemption proceeds in a Portfolio, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to per-mit verification that the purchase would qualify for the elimination of the sales charge.

Smith Barney Funds, Inc.

 RIGHT OF ACCUMULATION

   Class  A shares of a Portfolio may be purchased  by
                          "any
person" (as defined
above)  at  a  reduced sales charge or at  net  asset
value determined by aggregat-
ing  the dollar amount of the new purchase and the total
net asset value of all
Class  A  shares  of a Portfolio and of funds  sponsored
by Smith Barney that are
offered   with   a  sales  charge  listed  under
"Exchange Privilege" then held by
such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

    Upon  completion of certain automated systems, a
                         reduced
sales charge or pur-
chase at net asset value will also be available to
employees (and partners) of
the  same  employer  purchasing as a  group,  provided
each participant makes the
minimum  initial  investment  required.  The  sales
charge applicable to purchases
by  each  member of such a group will be determined  by
the table set forth above
under  "Initial Sales Charge Alternative -- Class A
Shares" and will be based
upon  the aggregate sales of Class A shares of Smith
Barney Mutual Funds
offered  with a sales charge to, and share holdings of,
all members of the
group. To be eligible for such reduced sales charges  or
to purchase at net
asset  value, all purchases must be pursuant to an
employeror partnership-
sanctioned  plan  meeting  certain  requirements.  One
such requirement is that the
plan must be open to specified partners or employees of
the employer and its
subsidiaries, if any. Such plan may, but is not required
to, provide for pay-
roll  deductions, IRAs or investments pursuant to
retirement plans under Sec-
tions 401 or 408 of the Code. Smith Barney may also
offer a reduced sales
charge  or net asset value purchase for aggregating
related fiduciary accounts
under   such  conditions  that  Smith  Barney  will
realize economies of sales
efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Portfolio shares at a discount and (c) satisfies uniform criteria which enables Smith
Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be

Smith Barney Funds, Inc.

available   to   arrange   for   group   meetings
between
representatives of the Portfo-
lio and the members, and must agree to include sales and other materials related to the Portfolio in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to pur-chase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

    Class A Shares. A Letter of Intent for amounts of
                         $50,000
or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of each Portfolio and other funds of the Smith
Barney Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or
TSSG to obtain a Letter of
Intent application.

 Class Y Shares. A Letter of Intent may also be used as
                            a
way for investors
to  meet  the  minimum investment requirement  for
Class Y shares. Such investors
must make an initial minimum purchase of $1,000,000 in
Class Y shares of a
Portfolio  and  agree to purchase a total of  $5,000,000
of Class Y shares of the
same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) (except the
Income Return Account Portfolio's Class A shares will not be subject to a service fee) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith
Barney Financial Consul-
tant or TSSG for further information.

Smith Barney Funds, Inc.

 DEFERRED SALES CHARGE ALTERNATIVES

     Class  B shares are only available in the U.S.
                       Government
Securities Portfo-
lio  and  the Monthly Payment Government Portfolio.
Class C shares are available
in each Portfolio.

      CDSC  Shares are sold at net asset value next
                       determined
without an initial
sales charge so that the full amount of an investor's purchase payment may be immediately invested in a Portfolio. A CDSC, however, may be imposed on cer-tain redemptions of these shares. "CDSC Shares" are:
(a) Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents: (a) capital appreciation of Portfolio assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class C shares and Class A shares that are CDSC Shares are subject to a
1.00%  CDSC  if  redeemed within 12 months of  purchase.
In circumstances in which
the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below.
See "Purchase of
Shares -- Smith Barney 401(k) Program."

Smith Barney Funds, Inc.
PURCHASE OF SHARES (CONTINUED)


     YEAR SINCE PURCHASE
     PAYMENT WAS MADE      CDSC ------------------------
-------
     First                 4.50%
     Second                4.00
     Third                 3.00
     Fourth                2.00
     Fifth                 1.00
     Sixth                 0.00
     Seventh               0.00
     Eighth                0.00
--------------------------------

 Class  B  shares will convert automatically  to  Class
                            A
shares eight years after
the date on which they were purchased and thereafter
will no longer be subject
to  any  distribution fees. There will also be converted
at that time such pro-
portion  of Class B Dividend Shares owned by the
shareholder as the total number
of his or her Class B shares converting at the time
bears to the total number
of  outstanding Class B shares (other than Class B
Dividend Shares) owned by
the  shareholder. Shareholders who held Class  B  shares
of Smith Barney Shearson
Short-Term  World Income Fund (the "Short-Term World
Income Fund") on July 15,
1994 and who subsequently exchange those shares for
Class B shares of a Portfo-
lio  will  be offered the opportunity to exchange  all
such Class B shares for
Class A shares of the Portfolio four years after the
date on which those shares
were deemed to have been purchased. Holders of such
Class B shares will be
notified of the pending exchange in writing
approximately 30
days before the
fourth  anniversary  of the purchase date  and,  unless
the exchange has been
rejected in writing, the exchange will occur on or about
the fourth anniversary
date.   See  "Prospectus  Summary  --  Alternative
Purchase Arrangements -- Class B
Shares Conversion Feature."

  In determining the applicability of any CDSC, it will
                           be
assumed that a
redemption  is  made  first of shares  representing
capital appreciation, next of
shares  representing  the  reinvestment  of  dividends
and capital gain distribu-
tions  and  finally of other shares held by the
shareholder for the longest
period of time. The length of time that CDSC Shares
acquired through an
exchange  have  been held will be calculated from  the
date that the shares
exchanged were initially acquired in one of the other
Smith Barney Mutual
Funds,   and  Portfolio  shares  being  redeemed   will
be considered to represent, as
applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

Smith Barney Funds, Inc.

  To  provide an example, assume an investor purchased
                           100
Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

     The  CDSC will be waived on: (a) exchanges (see
                        "Exchange
Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney
Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation
                           (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

   Investors  may be eligible to participate  in  the
                          Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion

Smith Barney Funds, Inc.

of retirement plans under Section 401(a) of the Code. To
the extent applicable,
the   same   terms  and  conditions  are  offered   to
all Participating Plans in the
Smith Barney 401(k) Program.

  Each of the U.S. Government Securities Portfolio and
                           the
Monthly Payment Gov-
ernment  Portfolio offers to Participating  Plans  Class
A,
Class B, Class C and
Class  Y  shares as investment alternatives under the
Smith Barney 401(k) Pro-
gram;  the Income Return Account Portfolio offers  Class
A, Class C and Class Y
shares. Class A, Class B and Class C shares acquired
through the Smith Barney
401(k)  Program  are  subject to  the  same  service
and/or distribution fees as, but
different sales charge and CDSC schedules than, the
Class A, Class B and Class
C  shares  acquired  by other investors.  Similar  to
those
shares available to
other  investors, Class Y shares acquired through the
Smith Barney 401(k) Pro-
gram are not subject to any service or distribution fees
or any initial sales
charge  or  CDSC.  Once a Participating  Plan  has  made
an initial investment in a
Portfolio,  all  of  its  subsequent  investments   in
the
Portfolio must be in the
same Class of shares, except as otherwise described below.

  Class  A  Shares.  Class A shares of each  Portfolio
                           are
offered without any ini-
tial  sales charge to any Participating Plan that
purchases from $500,000 to
$4,999,999  of Class A shares of one or more  funds  of
the Smith Barney Mutual
Funds.  Class  A  shares acquired through the  Smith
Barney 401(k) Program after
November  7,  1994  are  subject  to  a  CDSC  of  1.00%
of
redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

      Class  B  Shares.  Class  B  shares  of  each
                       applicable
Portfolio are offered to
any Participating Plan that purchases less than $250,000
of one or more funds
of  the  Smith Barney Mutual Funds. Class B shares
acquired through the Smith
Barney  401(k)  Program are subject to a CDSC  of  3.00%
of
redemption proceeds, if
the Participating Plan terminates within eight years of the date the Partici-pating Plan first enrolled in the Smith Barney
401(k) Program.

Eight years after the date the Participating Plan
enrolled in the Smith Bar-
ney  401(k)  Program, it will be offered the opportunity
to exchange all of its
Class B shares for Class A shares of a Portfolio. Such
Plans will be notified
of  the  pending exchange in writing approximately  60
days before the eighth
anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire addi-

Smith Barney Funds, Inc.

tional Class B shares of the Portfolio but instead may acquire Class A shares of the Portfolio. If the Participating Plan elects not to exchange all of its
Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other invest-ors. See "Purchase of Shares -- Deferred Sales
Charge Alternatives."

  Class  C  Shares.  Class C shares of each  Portfolio
                           are
offered to any Partici-
pating Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith Barney Mutual Funds. Class C shares acquired through the Smith Barney
401(k) Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.  Each  year  after the date  a  Participating
Plan enrolled in the Smith
Barney 401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of a Portfolio. Such
Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following
March. Once the exchange has occurred, a Participating
Plan will not be eligible
to acquire Class C shares of a Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Class  Y  Shares.  Class Y shares of each  Portfolio
                           are
offered without any
service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith Barney Mutual Funds.

  No  CDSC is imposed on redemptions of CDSC Shares to
                           the
extent that the net
asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemp-tion and, with respect to Class B shares, the current net asset value of Class
B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net

Smith Barney Funds, Inc.

asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)
Program, unlike the applica-
bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The CDSC will be waived on redemptions of Class A, Class
B and Class C shares
in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan;
(b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section
401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

 Participating  Plans  wishing  to  acquire  shares  of
                            a
Portfolio through the
Smith Barney 401(k) Program must purchase such shares directly from TSSG. For further information regarding the Smith Barney
401(k) Program, investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class
                           may
be exchanged for
shares of the same Class in the following funds of the Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to min-imum investment requirements and all shares are subject to the other require-ments of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

 Growth Funds

   Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.
   Smith Barney Fundamental Value Fund
   Inc. Smith Barney Growth Opportunity
   Fund

Smith Barney Funds, Inc.

   Smith Barney Managed Growth Fund
   Smith Barney Special Equities Fund
   Smith Barney Telecommunications Growth Fund

 Growth and Income Funds

   Smith Barney Convertible Fund
     Smith Barney Funds, Inc. -- Income and Growth
                       Portfolio
   Smith Barney Funds, Inc. -- Utility Portfolio
   Smith Barney Growth and Income Fund
   Smith Barney Premium Total Return
   Fund Smith Barney Strategic
   Investors Fund Smith Barney
   Utilities Fund

 Taxable Fixed-Income Funds

 **Smith Barney Adjustable Rate Government Income Fund
   Smith Barney Diversified Strategic Income Fund
*Smith  Barney  Funds,  Inc.  --  Income  Return
Account Portfolio
     Smith  Barney Funds, Inc. -- Monthly Payment
Government Portfolio
+++Smith  Barney  Funds,  Inc. -- Short-Term  U.S.
Treasury Securities Portfolio
     Smith  Barney Funds, Inc. -- U.S. Government
Securities Portfolio
   Smith Barney Government Securities Fund
   Smith Barney High Income Fund
   Smith Barney Investment Grade Bond Fund
Smith Barney Managed Governments Fund Inc.

 Tax-Exempt Funds

   Smith Barney Arizona Municipals Fund
   Inc. Smith Barney California Municipals
   Fund Inc.
   Smith Barney Florida Municipals Fund
     *Smith Barney Intermediate Maturity California
                       Municipals
Fund
      *Smith  Barney Intermediate Maturity New York
                       Municipals
Fund
  *Smith Barney Limited Maturity Municipals Fund
    Smith Barney Managed Municipals Fund Inc. Smith
   Barney Massachusetts Municipals Fund
   Smith Barney Muni Funds -- California
   Portfolio
*Smith Barney Muni Funds -- Florida Limited Term
   Portfolio Smith Barney Muni Funds -- Florida
   Portfolio
  Smith Barney Muni Funds -- Georgia Portfolio
  *Smith Barney Muni Funds -- Limited Term
   Portfolio Smith Barney Muni Funds -- National
   Portfolio

Smith Barney Funds, Inc.

   Smith Barney Muni Funds -- New Jersey
   Portfolio Smith Barney Muni Funds -- New York
   Portfolio Smith Barney Muni Funds -- Ohio
   Portfolio
 Smith Barney Muni Funds -- Pennsylvania
   Portfolio Smith Barney New Jersey Municipals
   Fund Inc. Smith Barney New York Municipals
   Fund Inc. Smith Barney Oregon Municipals Fund
   Smith Barney Tax-Exempt Income Fund

 International Funds

    Smith Barney Precious Metals and Minerals Fund Inc.
    Smith  Barney  World  Funds, Inc.  --  Emerging
Markets Portfolio
   Smith Barney World Funds, Inc. -- European Portfolio
    Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
     Smith Barney World Funds, Inc. -- International
Balanced Portfolio
    Smith  Barney World Funds, Inc. -- International
Equity Portfolio
   Smith Barney World Funds, Inc. -- Pacific Portfolio

 Money Market Funds

  +Smith Barney Exchange Reserve Fund
 ++Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++Smith Barney Money Funds, Inc. -- Government
Portfolio ***Smith Barney Money Funds, Inc. --
Retirement Portfolio +++Smith Barney Municipal Money
Market Fund, Inc. +++Smith  Barney  Muni  Funds  --
California  Money Market Portfolio
+++Smith  Barney  Muni  Funds  --  New  York  Money
Market Portfolio ---------------------------------------
--------------------------------------
* Available for exchange with Class A, Class C and Class
Y
shares of each
    Portfolio.
 ** Available for exchange with Class A, Class B and
                             Class Y
shares of each
     Portfolio.  In addition, shareholders who own
Class C                      shares of a Portfolio
      through the Smith Barney 401(k) Program may exchange those shares for
    Class C shares of this fund.
*** Available for exchange with Class A shares of each
Portfolio.
   +  Available for exchange with Class B and Class C
                         shares
of each Portfolio.
++ Available for exchange with Class A and Class Y shares of each Portfolio.
     In addition, shareholders who own Class C shares of a Portfolio through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++Available for exchange with Class A and Class Y shares of each Portfolio.

Smith Barney Funds, Inc.

   Class  A Exchanges. Class A shares of Smith Barney
                         Mutual
Funds sold without
a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange. Class A shares held in a Portfolio prior to November 7, 1994 that are subsequently exchanged for shares of other funds of the Smith Barney Mutual Funds will not be subject to a sales charge differential.

      Class  B  Exchanges. In the event a Class  B
                       shareholder
(unless such share-
holder  was  a  Class B shareholder of the Short-Term
World
Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by a Portfolio, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Portfolio that have been exchanged.

 Class  C  Exchanges. Upon an exchange, the  new  Class
                            C
shares will be deemed
to have been purchased on the same date as the Class C shares of a Portfolio that have been exchanged.

     Class Y Exchanges. Class Y shareholders of each
                        Portfolio
who wish to
exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

      Additional Information Regarding the Exchange
                       Privilege.
Although the
exchange   privilege  is  an  important  benefit,
excessive exchange transactions
can be detrimental to each Portfolio's performance and its shareholders. The
Manager may determine that a pattern of frequent exchanges is excessive

Smith Barney Funds, Inc.

and contrary to the best interests of each Portfolio's other shareholders. In this event, the Manager will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the share-holder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney
Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time.
All relevant factors
will be considered in determining what constitutes an abusive pattern of exchanges.

   Exchanges  will be processed at the net asset value
                          next
determined, plus any
applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares,
investors should read the current prospectus describing the shares to be acquired. Each Portfolio reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


   The  Fund  is  required  to redeem  the  shares  of
                          each
Portfolio tendered to it,
as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the seventh day following receipt of proper

Smith Barney Funds, Inc.

tender, except on any days on which the NYSE is closed
or as permitted under
the  1940  Act  in  extraordinary  circumstances.  The
Fund anticipates that, in
accordance  with regulatory changes, beginning on  or
about June 1, 1995, pay-
ment will be made on the third business day after
receipt of proper tender.
Generally,  if  the redemption proceeds are  remitted
to
a Smith Barney brokerage
account,   these  funds  will  not  be  invested   for
the shareholder's benefit with-
out specific instruction and Smith Barney will benefit from the use of tempo-rarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

    Shares held by Smith Barney as custodian must be
                        redeemed
by submitting a
written  request  to  a  Smith Barney Financial
Consultant. Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

    Smith  Barney  Funds,  Inc./[Name  of  Portfolio
                         (please
specify)]
  Class A,B,C or Y (please specify)
  c/o The Shareholder Services Group, Inc.
  P.O. Box 9134
  Boston, Massachusetts 02205-9134

A written redemption request must (a) state the
Portfolio,
the Class and
number  or  dollar  amount of shares  to  be  redeemed,
(b) identify the sharehold-
er's  account  number and (c) be signed by  each
registered owner exactly as the
shares  are  registered. If the shares to be  redeemed
were issued in certificate
form, the certificates must be endorsed for transfer (or
be accompanied by an
endorsed stock power) and must be submitted to TSSG
together with the redemp-
tion  request.  Any  signature  appearing  on  a
redemption request, share certifi-
cate  or  stock  power  must be guaranteed  by  an
eligible guarantor institution,
such  as  a  domestic  bank, savings and  loan
institution, domestic credit union,
member bank of the Federal Reserve System or member firm
of a national securi-
ties   exchange.  TSSG  may  require  additional
supporting documents for redemp-
tions   made  by  corporations,  executors,
administrators, trustees or guardians.
A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

Smith Barney Funds, Inc.

 AUTOMATIC CASH WITHDRAWAL PLAN
   Each  Portfolio  offers shareholders  an  automatic
                          cash
withdrawal plan, under
which  shareholders who own shares with a value of at
least $10,000 may elect to
receive  cash payments of at least $50 monthly or
quarterly. Retirement plan
accounts  are  eligible for automatic cash withdrawal
plans only where the share-
holder  is  eligible to receive qualified distributions
and has an account value
of at least $5,000. The withdrawal plan will be carried
over on exchanges
between funds or Classes of a Portfolio. Any applicable
CDSC will not be waived
on  amounts withdrawn by a shareholder that exceed 1.00%
per month of the value
of  the shareholder's shares subject to the CDSC at the
time the withdrawal plan
commences. (With respect to withdrawal plans in effect
prior to November 7,
1994,   any  applicable  CDSC  will  be  waived  on
amounts withdrawn that do not
exceed  2.00%  per  month of the value of the
shareholder's shares subject to the
CDSC.) For further information regarding the automatic
cash withdrawal plan,
shareholders   should  contact  a  Smith  Barney
Financial Consultant.

MINIMUM ACCOUNT SIZE


  The  Fund reserves the right to redeem involuntarily
                           any
shareholder's account
in a Portfolio if the aggregate net asset value of the shares held in that
Portfolio account is less than $500. (If a shareholder has more than one account in any Portfolio, each account must satisfy the minimum account size.)
The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


   From  time  to  time a Portfolio may  include  its
                          total
return, average annual
total   return,  yield  and  current  dividend   return
in advertisements and/or other
types of sales literature. These figures are computed separately for Class A,
Class B, Class C and Class Y shares of each Portfolio.
These figures are based
on historical earnings and are not intended to indicate future performance.
Total return is computed for a specified period of time assuming deduction of

Smith Barney Funds, Inc.

the  maximum  sales charge, if any, from the initial
amount invested and rein-
vestment   of   all  income  dividends  and   capital
gain distributions on the rein-
vestment  dates  at  prices calculated  as  stated  in
this Prospectus, then divid-
ing the value of the investment at the end of the
period so calculated by the
initial  amount invested and subtracting 100%. The
standard average annual
total return, as prescribed by the SEC is derived from
this total return,
which  provides the ending redeemable value.  Such
standard total return infor-
mation also may be accompanied with nonstandard total
return information for
differing  periods computed in the same manner  but
without annualizing the
total return or taking sales charges into account. The
yield of a Portfolio
Class  refers  to  the  net  investment  income  earned
by investments in the class
over a thirty-day period. This net investment income is
then annualized, i.e.,
the  amount  of income earned by the investment during
that thirty-day period is
assumed  to be earned each 30-day period for twelve
periods and is expressed as
a  percentage  of  the investments. The yield
quotation is calculated according
to  a formula prescribed by the SEC to facilitate
comparison with yields quoted
by   other   investment  companies.  The   U.S.
Government Securities Portfolio calcu-
lates  current dividend return for each Class by
annualizing the most recent
quarterly distribution from investment income,
including net equalization
credits  or debits, and dividing by the net asset
value or the maximum public
offering price (including sales charge) on the last
day of the period for
which  current  dividend return is presented.  Each  of
the Monthly Payment Gov-
ernment  Portfolio  and the Income Return Account
Portfolio calculates current
dividend  return  for  each Class by  annualizing  the
most recent monthly distri-
bution,  including net equalization credits or  debits,
and dividing by the net
asset  value or the maximum public offering price
(including sales charge) on
the last day of the period for which current dividend
return is presented. The
current dividend return for each Class may vary from
time to time depending on
market   conditions,  the  composition  of  its
investment portfolio and operating
expenses.  These  factors and possible  differences  in
the
methods used in calcu-
lating  current  dividend return should be  considered
when comparing a Class'
current  return  to  yields published for  other
investment companies and other
investment   vehicles.  Each  Portfolio  may  also
include comparative performance
information  in  advertising or marketing its  shares.
Such performance informa-
tion  may include data from Lipper Analytical
Services, Inc. and other finan-
cial publications. Each Portfolio will include performance data for Class A,
Class B, Class C and Class Y shares in any advertisement or information including performance data of that Portfolio.

Smith Barney Funds, Inc.

MANAGEMENT OF THE FUND

 BOARD OF DIRECTORS

  Overall responsibility for management and supervision
                           of
the Fund rests with
the  Fund's  Board of Directors. The Directors  approve
all significant agreements
between the Fund and the companies that furnish services
to the Fund, including
agreements with the Fund's distributor, investment
manager, custodian and
transfer  agent. The day-to-day operations of the
Portfolios are delegated to
the   Manager.  The  Statement  of  Additional
Information contains background infor-
mation regarding each Director and executive officer of the Fund.

 MANAGER

Smith Barney Mutual Funds Management, Inc. (the
"Manager") manages the day-
to-day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio under which the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.
By written agreement the
research  and  other departments and staff of  Smith
Barney will furnish the Man-
ager with information, advice and assistance and will be available for consul-tation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the
Manager on the basis of direct and indirect costs to Smith Barney of performing such services; there is no charge to the Fund for such services.

  For  the Portfolios' last fiscal year the management
                           fee
was 0.44% of each of
the  Portfolio's  average  net assets.  Payment  under
each Portfolio's management
agreement is made as promptly as possible after the last
day of each month and
is  computed  on the aggregate net assets of all
Portfolios during the month.
Total   expenses   for   the  U.S.   Government
Securities Portfolio's average net
assets for the last fiscal year were: 0.76%, 1.21%, 1.21% and 0.61% for Class
A,  Class B, Class C and Class Y shares, respectively.
Total expenses for the
Monthly Payment Government Portfolio's average net assets for the last fiscal year were: 0.87%, 1.20% and 1.32% for Class A, Class B and Class C shares, respectively. Total expenses for the Income Return
Account Portfolio's average
net assets for the last fiscal year were: 0.56%, 0.94% and 0.69% for Class A,
Class C and Class Y shares, respectively.

Smith Barney Funds, Inc.

  The Manager was incorporated on March 12, 1968 under
                           the
laws of Delaware. As
of March 31, 1995 the Manager had aggregate assets under management of approxi-mately $54 billion. The Manager, Smith Barney and
Holdings are each located at
388 Greenwich Street, New York, New York 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

  PORTFOLIO MANAGEMENT
 Patrick Sheehan is a Managing Director of Smith Barney,
                            a
Vice President of
Smith  Barney  Funds,  Inc. and Portfolio  Manager  of
U.S. Government Securities
Portfolio,  Monthly Payment Government Portfolio and
Income Return Account Port-
folio. Mr. Sheehan manages the day to day operations of each of these Portfo-lios, including making all investment decisions. Mr.
Sheehan also manages Smith
Barney  Funds,  Inc.'s Short-Term U.S.  Treasury
Securities
Portfolio. Prior to
January  1992, Mr. Sheehan was a Portfolio Manager at
Value Line Inc., Senior
Vice  President of Seaman's Bank for Savings, Assistant
Vice President of Capi-
tal  Markets of Federal Home Loan Board of New York and
Vice President and Trea-
surer of Poughkeepsie Savings Bank.

      Management's  discussion  and  analysis,  and
                       additional
performance information
regarding each Portfolio during the fiscal year ended December 31, 1994 is included in the Annual Report dated December 31, 1994. A copy of the Annual
Report may be obtained upon request and without charge from a Smith Barney
Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith  Barney  distributes shares of  each  Portfolio
                           as
principal underwriter
and  as  such conducts a continuous offering pursuant
to a "best efforts"
arrangement requiring Smith Barney to take and pay for
only such securities as
may   be  sold  to  the  public.  Pursuant  to  a  plan
of distribution under Rule 12b-1
under the 1940 Act (the "Plan") adopted by each of the U.S. Government Securi-ties Portfolio and the Monthly Payment Government
Portfolio, Smith Barney is
paid a service fee with respect to Class A, Class B and Class C shares of each such Portfolio at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares of each such Portfolio at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attrib-utable to

Smith Barney Funds, Inc.

these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. Pursuant to the Plan adopted by the Income Return Account
Portfolio, Smith Barney is paid a service fee with respect to such Portfolio's
Class C shares at the annual rate of 0.15% of the average daily net assets attributable that Class. Smith Barney is also paid a distribution fee with respect to Class C shares of the Income Return
Account Portfolio at the annual
rate of 0.20% of the average daily net assets attributable to that Class.

     The  fees  are used by Smith Barney to pay its
                        Financial
Consultants for ser-
vicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in con-nection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Port-folio shares, including lease, utility, communications and sales promotion expenses.

  The  payments  to Smith Barney Financial Consultants
                           for
selling shares of a
Class  include a commission or fee paid by the  investor
or Smith Barney at the
time  of sale and, with respect to the Class A, Class B
and Class C shares of
each  of  the U.S. Government Securities Portfolio  and
the Monthly Payment Gov-
ernment  Portfolio, and to the Class C shares of the
Income Return Account
Portfolio,   a  continuing  fee  for  servicing
shareholder accounts for as long as
a  shareholder remains a holder of that Class. Smith
Barney
Financial Consul-
tants may receive different levels of compensation for selling different Clas-ses of shares.

 Actual  distribution expenses for Class  B  and  Class
                            C
shares of a Portfolio
for any given year may exceed the fees received pursuant
to the Plan and will
be  carried forward and paid by a Portfolio in future
years so long as the Plan
is   in   effect.  Interest  is  accrued  monthly  on
such carryforward amounts at a
rate comparable to that paid by Smith Barney for bank borrowings.

ADDITIONAL INFORMATION


The Fund, an open-end, diversified investment company, was incorporated in
Maryland on December 2, 1966. The Fund has an authorized capital of
2,000,000,000 shares with a par value of $.01 per share.
The Board of Direc-
tors has authorized the issuance of fifteen series of shares, each represent-ing

Smith Barney Funds, Inc.

shares  in  one  of  fifteen  separate  Portfolios
and may authorize the issuance of
additional  series of shares in the future.  The
assets of each Portfolio are
segregated   and  separately  managed  and  a
shareholder's interest is in the
assets of the Portfolio in which he or she holds shares. Class A, Class B,
Class C, Class Y and Class Z (where available) shares of each Portfolio repre-sent interests in the assets of that Portfolio and have identical voting, div-idend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each Class and each Class of shares has exclusive voting rights with respect to provisions of the Fund's Rule 12b-1 distribution plan which pertain to a particular Class. As described under "Voting" in the Statement of Addi-tional Information, the Fund ordinarily will not hold shareholder meetings;
however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and, as required by the 1940 Act, the Fund will assist shareholders in calling such a meeting. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transferable and nonassessable when issued for pay-ment as described in this Prospectus.

  PNC  Bank,  National  Association, located  at  17th
                           and
Chestnut Streets, Phila-
delphia, Pennsylvania 19103, serves as custodian of each Portfolio's invest-ments.

       TSSG,  located  at Exchange Place, Boston,
                      Massachusetts
02109, serves as the
Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report
                           and
an audited annual
report,  which include listings of the investment
securities held by the Fund
at the end of the period covered. In an effort to reduce
the Fund's printing
and mailing costs, the Fund plans to consolidate the
mailing of its semi-
annual  and  annual reports by household. This
consolidation means that a house-
hold having multiple accounts with the identical address
of record will
receive a single copy of each report. In addition, the
Fund also plans to con-
solidate the mailing of its Prospectus so that a
shareholder having multiple
accounts  (that  is,  individual, IRA  and/or  Self
Employed Retirement Plan
accounts)   will  receive  a  single  Prospectus
annually. Shareholders who do not
want this consolidation to apply to their account should contact their Smith
Barney Financial Consultant or the Fund's transfer agent.

Smith Barney Funds, Inc.

APPENDIX

      GNMA Securities. Government National Mortgage
                       Association
("GNMA"), an agency
of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified passthrough Certificates, whether or not such amounts are collected by the issuer of these Certificates on the underlying mortgages. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the U.S. Government
Securities  Portfolio  and  the Monthly  Payment
Government Portfolio). Unscheduled
prepayments of mortgages are passed through to holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payments on such Certificates.
The income portions of
monthly payments received by these Portfolios will be included in their net investment income. See "Dividends, Distributions and Taxes."

    GNMA  Certificates have historically involved  no
                         credit
risk; however, due to
fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the U.S. Government Securi-ties Portfolio and the Monthly Payment Government
Portfolio. Prepayments and
scheduled payments of principal will be reinvested by each Portfolio in then available GNMA Certificates which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of GNMA Certificates is likely to decrease in times of rising interest rates; however, in periods of falling interest rates the poten-tial for prepayment may reduce the general upward price increase of GNMA Cer-tificates that might otherwise occur. If a Portfolio buys GNMA Certificates at a premium, mortgage foreclosures or prepayments may result in a loss to the
Portfolio of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

   Other  U.S. Government Obligations. In addition  to
                          GNMA
Securities and direct
obligations  of  the U.S. Treasury (such as Treasury
Bills, Notes and Bonds),
U.S. Government Obligations in which the Fund may invest include: (1) obliga-tions of, or issued by, Banks for Cooperatives, Federal
Land Banks, Federal
Intermediate Credit Banks, Federal Home Loan Banks, the Federal Home Loan Bank
Board, or the Student Loan Marketing Association; (2) other securities fully guaranteed as to principal and interest by the United
States of America; (3)
other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the

Smith Barney Funds, Inc.

United States; and (4) obligations currently or previously sold by the Federal
Home Loan Mortgage Corporation.

  Repurchase Agreements. A repurchase agreement arises
                          when
the Fund purchases
a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price, which reflects an agreedupon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The
Fund requires continual main-
tenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, real-ization upon the collateral by the Fund may be delayed or limited or the Port-folio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liqui-dating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed credit-worthy by the Manager under guidelines approved by the Board of Directors. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiq-uid assets held by the Portfolio amount to more than 15% of that Portfolio's total assets.

    Delayed Delivery. A delayed delivery transaction
                        involves
the purchase of
securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio has all the rights and risks attendant to the own-ership of the security and therefore must maintain with the Custodian a segre-gated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price.
Securities purchased on a
delayed delivery basis do not generally earn interest until their scheduled delivery date.

                                              [LOGO OF
SMITH BARNEY APPEARS HERE]
SMITH BARNEY

FUNDS, INC.


U.S. GOVERNMENT

SECURITIES PORTFOLIO


MONTHLY PAYMENT

GOVERNMENT PORTFOLIO


INCOME RETURN

ACCOUNT PORTFOLIO


388 Greenwich Street

New York, New York 10013
FD 2321 D5

                           Part B
                       April 28, 1995
                    SMITH BARNEY
                    FUNDS, INC. 388
                    Greenwich Street
                 New York, New York
10013

            STATEMENT OF ADDITIONAL INFORMATION
Shares  of  Smith  Barney Funds, Inc. (the  "Fund")  are
offered
currently with a choice of six Portfolios: the Income and Growth Portfolio, the U.S. Government Securities Portfolio,
the Monthly Payment   Government                  Portfolio,
the  Income   Return   Account
Portfolio, the Utility Portfolio and the Short-Term U.S. Treasury Securities Portfolio. (collectively referred to as "Portfolios" and individually as "Portfolio").

This Statement of Additional Information is not a prospectus. It is intended to provide more detailed information about Smith Barney Funds, Inc. as well as matters already discussed in the Prospectus of the applicable Portfolio and therefore should be read in conjunction with such Portfolio's Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.



                      TABLE OF CONTENTS
Directors and Officers                        2
Investment Policies                           4
Investment Restrictions                       7
Additional Tax Information                    11
IRA and Other Prototype Retirement Plans      12
Performance Information                       13
Valuation of Shares                           16
Purchase and Redemption of Shares             17
Investment Management Agreement
  and Other Services                          17
Custodian                                     20
Independent Auditors                          20
Voting                                        20
Financial Statements                          26
Appendix - Ratings of Debt Obligations        27
                   DIRECTORS AND OFFICERS


*JESSICA M. BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney Inc. ("Smith Barney"); Director of twelve investment companies
associated with  Smith Barney,                    President
of forty investment companies
associated with Smith Barney. Prior to January 1994, Director of Sales and Marketing for Prudential Mutual Funds; Prior to September 1991, Assistant Portfolio Manager for Shearson Lehman Brothers; 35.

RALPH D. CREASMAN, Director
Retired,  4  Moss  Hammock Lane, The Landings,  Skidaway
Island,
Savannah, Georgia 31411. Director of ten investment companies associated with Smith Barney. Formerly Chairman, President and Chief Executive Officer of Lionel D. Edie & Co.,
Inc. (investment counselors), Chairman of Edie International S.A. and President and Director of Edie Ready Assets Trust, Fundamerica of Japan, Edie Special Growth Fund and Edie Capital Fund; 73.
JOSEPH H. FLEISS, Director
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten investment companies associated
with  Smith Barney.            Formerly Senior Vice President
of Citibank, Manager  of
Citibank's Bond Investment Portfolio and Money Management Desk and a Director of Citicorp Securities Co., Inc; 77.

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477.
Director of   ten  investment  companies  associated  with
Smith  Barney. Formerly  Vice  President  of  Edwin  Bird
Wilson,  Incorporated (advertising); 72.

PAUL HARDIN, Director
Chancellor  of the University of North Carolina at  Chapel
Hill, University of North Carolina, 103 S. Building, Chapel
Hill, North Carolina   27599;   Director  of  twelve
investment  companies
associated  with  Smith  Barney; and a  Director  of  The
Summit Bancorporation; 63.

FRANCIS P. MARTIN, Director
Practicing  physician,  2000  North  Village  Avenue,
Rockville
Centre, New York 11570. Director of ten investment companies associated with Smith Barney. Formerly President of the Nassau Physicians' Fund, Inc.; 70.

*HEATH  B.  McLENDON, Chairman of the Board and  Chief
Executive Officer
Managing Director of Smith Barney ; Director of forty one investment companies associated with Smith Barney; President of Smith Barney Mutual Funds Management Inc. (the "Manager"); Chairman of the Board of Smith Barney Strategy Advisors Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers; Vice Chairman of the Board of Asset Management; 61.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 81 Mountain Road, Verona, New Jersey
07044. Director  of  ten  investment  companies  associated
with  Smith Barney.            Formerly  Vice President of
Dresdner and  Company  Inc.
(investment counselors); 68.

* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, New York 10013.

*BRUCE D. SARGENT, Director and Vice President
Managing  Director  of  Smith  Barney   and  Vice  President
and Director   of  the  Manager  and  of  four  investment
companies associated with Smith Barney; 51.
JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated
with  Smith Barney.            Formerly, Director and
Chairman
of Smith  Barney  Trust
Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 64.
C. RICHARD YOUNGDAHL, Director
Retired, 339 River Drive, Tequesta, Florida 33469. Director of ten investment companies associated with Smith Barney and Member of the Board of Directors of D.W. Rich & Company, Inc. Formerly Chairman of the Board of Pensions of the Lutheran Church in America, Chairman of the Board and Chief Executive Officer of Aubrey G. Lanston & Co. (dealers in U.S. Government securities) and President of the Association of Primary Dealers in U.S. Government Securities; 79.


*LEWIS E. DAIDONE, Senior Vice President and Treasurer Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director and Senior Vice President the Manager; 37.
*PATRICK SHEEHAN, Vice President
Managing Director of Smith Barney and Vice President of two investment companies associated with Smith Barney. Prior to
January 1992, Portfolio Manager of Value Line Inc., Senior Vice President of Seaman's Bank for Savings, Assistant Vice President of Capital Markets of Federal Home Loan Board of New York and Vice President and Treasurer of Poughkeepsie Savings Bank; 47.

*THOMAS M. REYNOLDS, Controller and Assistant Secretary Director of Smith Barney and Controller and Assistant Secretary of ten investment companies associated with Smith Barney. Prior to September 1991, Assistant Treasurer of Aquila Management Corporation and its associated investment
companies;   35.
*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of certain other investment companies associated with Smith Barney
and     the
Manager; 44.

On April 11, 1995, directors and officers owned in the aggregate less than 1% of the outstanding shares of each Portfolio.

* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, New York 10013.
The following table shows the compensation paid by the Fund to each incumbent director during the Fund's last fiscal year. None of the oficers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.

                                              COMPENSATION
                                     TABLE Total
                      Pension or  Compensation Number of
                      Retirement   from Fund   Funds for
             AggregateBenefits   Accrued   and   Fund
Which
director
        Compensation as part of     Complex  Serves Within
Name  of  Person   from Fund   Fund Expenses  Paid  to
Directors Fund Complex
Jessica M. Bibliowicz*    $0           $0          $0  12
Ralph D. Creasman       10,254         0         51,500
10
Joseph H. Fleiss        10,254          0        50,900
10
Donal R. Foley 10,254      0         51,500        10
Paul Hardin  5,802         0       27,800**       12**
Heath B. McLendon*         0            0           0
41
Francis P. Martin       10,254          0        51,500
10
Roderick C. Rasmussen   10,254          0        51,500
10
Bruce D. Sargent*         0            0           0
3
John P. Toolan10,254      0          51,500        10
C. Richard Youngdahl    10,254          0        51,500
10
*  Designates an "interested director".
** Reflects the compensation paid to Dr. Hardin and the number of funds within the Fund Complex for which Dr. Hardin serves as a director as of the date of this Statement of Additional Information. For the fiscal year ended December
31, 1994, Mr. Hardin served as a director of 25 funds within the Fund Complex and was paid $96,400.

                     INVESTMENT POLICIES
The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the
Fund from time   to   time.
The
investment  objectives,   policies                     and
restrictions  applicable  to  additional  Portfolios   would
be
established by the Board of Directors at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

      The Fund effects portfolio transactions with a view towards attaining the investment objectives of the Portfolios and is not limited to a predetermined rate of portfolio
turnover.   A  high portfolio turnover results in
correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a Portfolio will bear directly, and may result in the realization of net capital gains which
are taxable  when distributed  to  shareholders.   See  "
Financial Highlights" in   the  Prospectus  and  "Investment
Management
Agreement and Other Services - Brokerage" in this Statement of Additional Information.

      Each Portfolio, other than the Short-Term U.S. Treasury Securities Portfolio, may invest in investment grade bonds, i.e. U.S. Government Obligations or bonds rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A and BBB by Standard & Poor's ("S&P").

Repurchase and Reverse Repurchase Agreements. Each Portfolio may on occasion enter into repurchase agreements, wherein the seller agrees to repurchase a security from the Portfolio at an agreedupon future date, normally the next business day. The resale price is greater than the purchase price, which reflects the agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreedupon amount on the delivery date; however, if the seller defaults, realization upon the collateral by the Portfolio may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions that are deemed creditworthy by the Manager under guidelines approved by the Board of
Directors.                                             It
is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by a Portfolio amount to more than 15% of that Portfolio's total assets.

The Fund has never entered into reverse repurchase agreements even though it is permitted to do so on behalf
of the  Income Return   Account   Portfolio,  the  U.S.
Government          Securities
Portfolio, the Monthly Payment Government Portfolio, and the Utility Portfolio. The Fund does not currently intend to commit to such agreements more than 5% of the net assets of any of these four Portfolios, although the fundamental policies of the Income Return Account Portfolio and the Utility Portfolio permit each Portfolio to invest up to 1/3 of its total assets in reverse repurchase agreements, and this right is reserved. Each of these Portfolios may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an
agreement                             to repurchase  the
securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity  dates  no  later  than  the repayment  date.
Generally the effect of such a  transaction               is
that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity  to  earn  a greater rate of  interest  on
the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the
interest required  to                                    be
paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it
will  be  advantageous  to the Portfolio.   The  use  of
reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets. The Fund's custodian bank will maintain a separate amount for the Portfolio with securities having a value equal to or greater than such commitments.

      Securities Lending.  Each Portfolio, other than the
Income Return    Account  Portfolio  and  the  Short-Term
U.S.
Treasury
Securities Portfolio, may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to
dividends or interest on the securities loaned.           It
will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in
short-term  money  market instruments.   In
connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one third of the value of the total assets of each of the U.S. Government Securities Portfolio, the Monthly Payment Government Portfolio, and the Utility Portfolio, and the investment restriction of the Income and Growth Portfolio limits it to less than 20% of such Portfolio's net assets. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities
loaned.   Apart from  lending  its  securities
and acquiring  debt  securities of a type  customarily
purchased by
financial institutions, none of the foregoing Portfolios will make loans to other persons. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to borrowers whom the Manager deems to be of good standing and will not be made unless, in the judgment of the Manager, the interest to be earned from such loans would justify the risk.
      Foreign Investments.  The Income and Growth Portfolio,
and the     Utility  Portfolio  each  may  invest  its
assets
in  the
securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities
in a Portfolio.   If  it should   become  necessary,  the
Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and nonU.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S.
companies.   Furthermore, some of these securities may be
subject to foreign brokerage  and withholding taxes.

      For many foreign securities, there are U.S. dollardenominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over the counter and are sponsored and issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the
securities  of  foreign issuers.   However, by investing in
ADRs rather than directly in foreign issuers' stock, the Portfolio can avoid currency risks during the settlement
period for either purchases or sales.   In general, there is
a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting that those to which many foreign issuers may be subject.
      Restricted Securities. The Utility Portfolio may invest in securities the disposition of which is subject
to legal  or contractual  restrictions.   The sale  of
restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale.
Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Additional  Policies  - Income and Growth Portfolio  and
Utility Portfolio

      Although the Income and Growth Portfolio and the Utility Portfolio may, as described below, sell short
"against the box," buy or sell puts or calls and borrow money, the Income and Growth Portfolio has not done so during the last fiscal year and neither Portfolio has any intention of doing so in the foreseeable future.

      Although the Income and Growth Portfolio may lend money
or
assets, as described in investment restriction 18 on page 11, the Portfolio has not engaged in this practice within the last year and does not currently intend to engage in loans other
than shortterm loans.
     While the Income and Growth Portfolio is permitted to invest in warrants (including 2% or less of the Portfolio's total net assets in warrants that are not listed on the New York Stock Exchange or American Stock Exchange), the Portfolio has not purchased any warrants during its last fiscal year and has no intention of doing so in the foreseeable future. For purposes of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.
     In addition, although each of the Income and Growth Portfolio and the Utility Portfolio may buy or sell put and call options up to 15% of its net assets, provided such options are listed on a national securities exchange, neither Portfolio has done so in the last year, and neither Portfolio currently intends to commit more than 5% of its assets to be invested in or subject to put and call options. A "call option" gives a holder the right to purchase a specific stock at a specified price referred
to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A "put option" gives a
holder  the right                                        to
sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently
traded on  The Chicago   Board  Options  Exchange  and
several other  national exchanges.   Institutions,  such  as
the Fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the
buying   and   selling  of  call   options   are
normally
proportionately  higher  than  those  associated   with
general securities transactions.

  In selecting investments, the Utility Portfolio will use
the following  criteria:   the  company must  have  a  good
earnings record;  the  company  must  have  experienced
management;       the
security must have competitive yields; and the utility must have a favorable regulatory climate and be located within a growing service area.


                  INVESTMENT RESTRICTIONS
       The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940 (the "Act") and Rule 18f-2 thereunder (see "Voting").
     Without the approval of a majority of its outstanding voting securities the Income and Growth Portfolio may not:
      1.  Invest more than 5% of the value of its total
assets
in any  one issuer (except securities of the U.S. Government and its
instrumentalities); 2. Invest more than 25% of the value of its total assets in any one industry; 3. Invest more than 5% of its total assets in issuers with less than three years
of continuous operation   (including   that  of
predecessors)
or   so-called
"unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market; 4. Purchase more than 10% of any class of outstanding securities, or any class of voting
securities, of any  one issuer;                    5.
Purchase any securities on margin; 6.   Make
short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 7. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; 8. Mortgage or pledge any of its assets;
9.  Act as a securities underwriter or invest  in real
estate or commodities (the purchase by the Portfolio of securities for which there is an established market of companies engaged in real estate activities or investments
shall  not  be deemed to        be   prohibited  by  this
fundamental        investment
limitation);  10.   Invest in securities  of  another
investment company except as permitted by Section 12(d)(1) of the Investment Company Act of 1940 or as part of a merger, consolidation, or acquisition; 11. Invest in or hold securities of an issuer if those officers and directors of the Fund, its Adviser, or Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 12. Invest in "restricted securities", that is, securities which at the time of purchase by the Portfolio would have to be registered under the Securities Act of 1933 before they could be sold; 13. Invest in any company for the purpose of exercising control of management; 14.
Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange; 15. Invest in interests in
oil  or  gas  or  other  mineral exploration        or
development  programs; 16.  Participate on a joint or  joint
and several basis in any securities trading account;   17.
Purchase or
sell any securities other than shares of the Fund from or to the Adviser or any officer or director of the Adviser or
the Fund; and 18.   Lend  money or assets, except that the
Portfolio may purchase a portion of issues of publicly distributed bonds, debentures or notes and may invest in certificates of deposit or commercial paper, and may lend a portion of its portfolio securities to broker-dealers and financial institutions, provided that any such loan must be secured at all times by cash or U.S. Government Obligations equal at all times to at least 100% of the market value of the portfolio securities loaned. The Portfolio
will   not  make a  portfolio  securities  loan  if
immediately thereafter as a result thereof, portfolio securities with a market value of 20% or more of the Portfolio's total net assets would be subject to such loans.

     Without the approval of a majority of its outstanding voting securities the U.S. Government Securities
Portfolio and  the Monthly Payment Government Portfolio each may not:
     1.  Purchase any securities other than obligations
     issued
or guaranteed   by                           the  U.S.
Government  or   its   agencies                        or
instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations; 2. Purchase securities on margin, sell securities short (provided however each Portfolio may sell short if it maintains a segregated account of cash or U.S. Government
Obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short and is not less than the market value of the securities at the time they were sold short) or purchase mortgage-related securities issued or guaranteed
by the  U.S.  Government  or   its   agencies   or
instrumentalities);  3.   Borrow money,  except  from  banks
for temporary purposes and then in amounts not in excess of 5% of the value of each Portfolio's assets at the time of such borrowing; or
mortgage,  pledge  or  hypothecate  any  assets  except   in
connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing.
(This borrowing provisions is not for investment leverage, but solely to facilitate management of each Portfolio by enabling each Portfolio to meet redemption
requests where the liquidation   of   portfolio   securities
is   deemed   to   be disadvantageous or inconvenient.)
Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 4. Make loans, except through the purchase of debt obligations (described in restriction 1 above), repurchase agreements and loans of each Portfolio's securities; and 5. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings.

     Without the approval of a majority of its outstanding voting securities the Income Return Account Portfolio may not:
      1.   Purchase  common stocks, preferred  stocks,
warrants,
other  equity  securities or municipal  obligations;  2.
Borrow
money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions
and not for leveraging  purposes.                  This
restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements; 3. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; 4. Purchase securities on margin or sell securities short; 5. Write or purchase put or call options; 6. Underwrite the securities of other issuers
or  knowingly  purchase  securities  subject   to
restrictions on  disposition under the Securities  Act  of
1933 (i.e. "restricted securities");    7.  Purchase or sell
commodities or
commodity futures contracts, oil and gas interests or real estate (however, the Portfolio may purchase mortgage related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities); 8. Make loans to others (except through the purchase of debt obligations as described in the Fund's then current
Prospectus),  except  that  the  Fund  may purchase   and
simultaneously  resell   for   later   delivery, obligations
issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; provided, however, that the Portfolio will not enter into such a repurchase agreement if, as a result thereof, more than 10% of its total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days; 9.Invest in companies for the purpose of exercising control;
10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; 11. Purchase any securities, other than obligations of the U.S. Government, its agencies
or         its
instrumentalities, if immediately after such purchase more than 25% of the Portfolio's total assets would be invested in the securities of issuers in the same industry; and 12. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; or (b) permitted borrowings of money.
    Without the approval of a majority of its outstanding voting securities, the Utility Portfolio may not:
    1.   With  respect to 75% of its total assets, invest
more
than 5% of its total assets in the securities of any single issuer (except securities of the U.S. Government and its agencies and instrumentalities); 2. Invest more than 25% of its total assets in a particular industry, except that the Portfolio will invest more than 25% of its total assets in the securities of utility companies; 3.
Purchase more than 10% of the outstanding voting securities of an issuer; 4. Purchase any securities on margin; 5. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 6. Purchase or sell real estate or interests therein, although the Portfolio may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein;
7. Invest in securities of another investment  company
except by purchase in the open market involving only customary brokerage commissions or as part of a merger, consolidation, or acquisition;
8. Purchase or sell puts, calls, straddles, spreads
or combinations thereof except as described in this Statement of Additional Information and may not purchase or sell options that are not listed on a national securities exchange; 9. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which operate, invest in, or
sponsor  such  programs; 10.   Borrow money  (including
borrowings through entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of money borrowed but excluding any liabilities and indebtedness not constituting senior securities), or letters of credit solely for purposes
of participating  in  a  captive  insurance   company
sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance, or pledge its assets other than to secure such borrowings or in connection with short sales, when-issued and delayed delivery transactions and similar investment strategies. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments; and 11. Make loans, except the Portfolio
may  purchase  debt  obligations,  may   enter
into
repurchase agreements and may lend securities.

     In order to comply with certain state statutes and policies, the Utility Portfolio also will not, as a matter of operating policy:
      1.   Purchase  puts,  calls, straddles,  spreads,  and
any
repurchase  thereof  if   by  reason thereof  the  value  of
its aggregate investment in such classes of securities will
exceed 5% of  its  total  assets;  2.   Make  illiquid
investments, i.e., purchase securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exits or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Portfolio could be invested in such securities; 3. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets (taken at
current value)  invested                               in
securities of companies (including predecessors) that have been in operation for less that three years or in equity securities for which market quotations are not readily
available;          4.
Purchase  or  sell commodities or commodity futures contracts
or
options thereon, or interests in commodity pools; 6. Purchase
or
retain the securities of any issuer if the officers and directors of the Fund or its investment adviser owning
beneficially  more than   1/2  of  1%  of  the  issuer's
securities  together                                    own
beneficially  more  than 5% of the issuer's  securities;  and
7.
Purchase warrants if as a result the Portfolio would then have more than 5% of its net assets (determined at the
time      of
investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange will be limited to 2% of the Portfolio's net assets (determined at the time of investment). For the purpose of this limitation, warrants acquired in units or attached to securities are deemed to be without value.


     Without the approval of a majority of its outstanding voting securities, the Short-Term U.S. Treasury Securities Portfolio may not:
      1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States
Government, its agencies    or
instrumentalities); 2. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds, municipal bonds or industrial revenue bonds; 3. Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets. The Portfolio will borrow money only to
accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and may not for leveraging purposes. Whenever borrowings exceed 5% of the
value  of  the  Portfolio's total   assets,  the  Portfolio
will not make any additional investments. This restriction will not be deemed to prohibit the Fund from obtaining letters of credit solely for purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and
directors and   officers  liability  insurance;  4.   Pledge,
hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary purposes; 5. Sell securities short
or
purchase securities on margin; 6.  Write or purchase put or
call options;  7.   Underwrite  the securities  of  other
issuers     or
purchase restricted securities; 8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests; 9. Make loans to  others except  through  the  purchase of qualified debt
obligations         in
accordance   with  the  Portfolio's  investment   objective
and
policies;  10.   Issue senior securities as defined  in  the
Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) borrowing money in accordance with restrictions described above or (b) by purchasing securities on a when-issued or delayed delivery
basis  or  purchasing                                   or
selling securities on a forward commitment basis; and 11. Invest in securities of other investment companies, except as they may be acquired as part of a merger,
consolidation, acquisition           of
assets or plan of reorganization.

      The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net assets.


                 ADDITIONAL TAX INFORMATION

    The following summary addresses the principal United
States income tax considerations regarding the purchase, ownership and disposition of shares in a Portfolio of the Fund.

General.

      Each  Portfolio within the Fund is generally treated
as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of
1986, as amended (the   "Code")  generally  will  be  applied
to each Portfolio separately, rather than to the Fund as a whole. For tax purposes therefor, net long-term and short-term capital gains, net income and operating expenses will be determined separately for each Portfolio.

    Each Portfolio within the Fund intends to qualify and elect to be treated for each taxable year as a "regulated investment company" under Sections 851-855 of the Code. To so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency, of certain other income (including but not limited to gains from options, futures and forward contracts) derived from its business of investing stock, securities or currency; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following which was held for less than three months: (a) stocks or securities,
(b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currency), but only if such currency (or options futures of forward contracts) is not directly related to each Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities); and (iii) diversify its holding so that , at
the end of                     each quarter  of  its  taxable
years, the following two conditions are met: (a) at least 50% of the market value of the Portfolio's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the Portfolio's assets is invested in securities of any one
issuer  (other  than  U.S.  Government  securities      or
securities   of  other  regulated  investment  companies).
The diversification  requirements  described  above   may
limit a
Portfolio's ability to engage in hedging transactions by writing or buying options or by entering into futures or forward contracts.

      At December 31, 1994 the unused capital loss carryovers of the Fund by Portfolio were approximately as follows:
U.S. Government  Securities  Portfolio, $31,251,158;  Monthly
Payment Government   Portfolio,   $2,102,900;   Income
Return Account Portfolio,  $1,816,221; and Short-Term U.S.
Treasury Portfolio, $3,929,597.   For federal income tax
purposes, these amounts are available to be applied against future securities gains, if any, realized. The carryovers expire as follows:
                                              December 31,
                                             (in thousands)
                             1995       1996       1997
                            2002
U.S. Government Securities Portfolio $27,365$  392$898 $2,596
Monthly Payment Government Portfolio 1,673   --- ---   430
Income Return Account Portfolio        --- 1,032 237   547

Short-Term U.S. Treasury    ---   ---  --- 3,930





Distributions

    If the net asset value of shares of a Portfolio is reduced below a shareholder's costs as a result of a distribution by the Portfolio, such distribution will be taxable even though it represents a return of invested capital.


Redemption of Shares.


  Any gain or loss realized on the redemption or exchange of Portfolio shares by a shareholder who is not a dealer in securities will be treated as long-term capital
loan or  loss  if the                        shares have been
held for more than one year, and otherwise as short-term capital gain or loss.

     However, any loss realized by a shareholder upon the redemption or exchange of Portfolio shares held six months or less will be treated as a long-term capital loss
to the extent of any                          long-term
capital  gain  distributors  received   by   the
shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Portfolio
shares will                                  be disallowed
to  the extent the shares disposed  of
are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Portfolio shares.


          IRA AND OTHER PROTOTYPE RETIREMENT PLANS

   Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue
Service  and  are available from the Fund or Smith Barney;
investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.
IRA, Rollover IRA and Simplified Employee Pension - IRA

    The Tax Reform Act of 1986 (the "Tax Reform Act") changed
the eligibility   requirements               for
participants in Individual
Retirement Accounts ("IRAs"). Under the Tax Reform Act's new provisions, if you or your spouse has earned income and neither your nor your spouse is an active participant in any employersponsored retirement plan, each of you may establish an IRA and make maximum annual contributions
equal to the lesser of  earned income  or  $2,000.   If  your
spouse is not employed, you may contribute and deduct on your joint venture a total of $2,250 between two IRA's.

     If you or you spouse is an active participant in an employersponsored retirement plan, a deduction for
contributions  to  an IRA                    might still be
allowed in full or in part, depending on your
combined adjusted gross income. For married couples filing jointly, a full deduction of contributions to an
IRA will  be
allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 $50,000 ($25,001 - $35,000 for an unmarried individual); and no deduction when adjusted income is $50,000 ($35,000 for an unmarried individual).
Shareholders should consult   their  tax advisors  concerning
the effects of the Tax Reform Act on the deductibility of their IRA contributions.
  A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.
    An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $22,500) of each participant's compensation.

  In addition, certain small employers (those who have 25 or fewer employees) can establish a Simplified Employees Pension Plan - Salary Reduction Plan ("SEP - Salary Reduction Plan") under which employees can make elective pre
tax contributions  of up  to   $9,240  of gross income.
Consult your tax advisor for special rules regarding establishing either type of SEP.

 An ERISA disclosure statement providing additional details is included with each IRA application sent to participants.



Paired Defined Contribution Prototype

    Corporations (including Subchapter S corporations) and noncorporate entities may purchase shares of the Fund through the Smith  Barney  Prototype Paired Defined Contribution
Plan. The
prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide
benefits  for eligible   employees  and  their
beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


                   PERFORMANCE INFORMATION
   From time to time the Fund may advertise a Portfolio's total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may also advertise a Portfolio's current dividend return. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming the payment of the maximum sales load when the investment was first made, that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period less the maximum sales load charged upon reinvestment and less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The Fund may also quote a Portfolio's total return for present shareholders that eliminates the sales charge on the initial investment.

  Each Portfolio's average annual total return with respect
to its Class A Shares for the one-year period, five-year
period,  if
any,  and for the life of the Portfolio (except for the
Income & Growth  Portfolio and U.S. Government Securities
Portfolio which displays performance data for ten years)
ended December 31,  1994 is as follows:
         One Year  Five Years Life    Inception Date

Income & Growth(9.10)%5.38%11.10%*       2/26/72

Income Return0.05     6.16    7.15

3/4/85

U.S. Government(5.89) 6.46   8.99*

10/9/84

Monthly Payment(5.83) 6.38    7.57

4/16/86

Utility  (13.14)       N/A    4.90

12/28/90

Short-Term U.S.(2.15)  N/A    3.98
11/11/91





*  Representative of ten years, not life of the Income  &

Growth Portfolio and U.S. Government Securities Portfolio.

Each Portfolio's average annual total return with respect to

its Class   B  Shares  (where  applicable)  for  the  life

of

such Portfolio's  Class  B  shares through December  31,

1994 is  as follows:

Portfolio   Life        Inception Date

Income & Growth         (6.22)%

11/7/94

Utility     (3.18)      11/7/94

U.S. Gov't  (2.46)      11/7/94

Monthly Payment         (2.86)     11/10/94

Each Portfolio's average annual total return with respect to its Class  C  Shares (where applicable) for the one-year

period  and life of such Portfolio's Class C shares through

December 31, 1994 is as follows:

Portfolio   One Year    Life       Inception Date

Income & Growth         (5.86)%    4.88%         12/2/92

Utility     (10.10)     0.77       12/2/92

Income Return           0.86       2.79          12/16/92

U.S. Government         (3.09)     2.19

12/2/92

Monthly Payment         (3.05)     2.26

12/2/92

Each Portfolio's average annual total return with respect to
its Class   Y  Shares  (where  applicable)  for  the  life
of
such Portfolio's  Class  Y  shares through December  31,
1994 is  as follows:


Portfolio   Life        Inception Date

Income Return           2.63%      2/1/93

U.S. Government         1.98       1/12/93






Each Portfolio's average annual total return with respect to

its Class   Z  Shares  (where  applicable)  for  the  life

of such Portfolio's  Class  Z  shares through December  31,

1994 is  as follows:

Portfolio   Life        Inception Date

Income Return           0.38%      11/7/94 U.S. Government

2.15       11/7/94 Income & Growth         (0.73)     11/7/94









     Note that effective October 3, 1994 Class C shares were reclassified as additional Class A shares with respect to the Income and Growth Portfolio, the Utility Portfolio and the Capital Appreciation Portfolio and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Portfolio, the Monthly Payment Government Portfolio and the Income Return Account Portfolio. Note further that effective November 7, 1994 then existing Class B shares of each Portfolio were designated as Class C shares. Each Portfolio (except the Short-Term U.S. Treasury Securities Portfolio) began to offer new Class B shares on November 7, 1994.

  Each Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the maximum offering price per share on the last day of such period and annualyzing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the Portfolio; income on short term obligations is based on current payment rate.

   The Fund calculates current dividend return for the U.S. Government Securities Portfolio by analyzing the most recent quarterly distribution from investment income, including net equalization credits or debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Income and Growth Portfolio and the Utility Portfolio by dividing the dividends from investment income declared during the most recent twelve months by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is
presented.           The Fund   calculates  current  dividend
return  for   the Capital
Appreciation   Portfolio  by  dividing  the   distribution
from investment income declared during the most recent six-month period by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund calculates current dividend return for the Monthly Payment Government Portfolio, the Income Return Account Portfolio and the Short-Term U.S. Treasury Securities Portfolio by analyzing the most recent monthly distribution, including net equalization credits and debits, and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented.  From
time to      time,  the  Fund may include a Portfolio's
current  dividend
return   in  information  furnished  to  present  or
prospective shareholders and in advertisements.

   A  Portfolio's current dividend return may vary from  time to
time  depending  on  market conditions, the  composition  of its
investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating
current dividend   return  should  be  considered  when
comparing   the Portfolio's current dividend return to yields
published for other investment  companies  in  other
investment  vehicles.   Current dividends return should also
be considered relative to changes in the
value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current dividend returns with those
offered by    Certificates of Deposit ("CDs"), it should be
noted that  CDs
are  insured (up to $100,000) and offer a fixed rate  of
return.
Returns of the Income Return Account Portfolio and the Short
Term U.S.     Treasury  Securities Portfolio may from  time
to
time  be
compared   with  returns  of  money  market  funds  measured
by Donoghue's Money Fund Report, a widely-distributed publication on money market funds.

  Performance information may be useful in evaluating a
Portfolio and       for  providing a basis for comparison
with other  financial
alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rates and Portfolio expenses, no performance
quotation should be considered a     representation as to the
Portfolio's performance for any future
period.


      Smith Barney Funds - Income and Growth Portfolio
                       Historic Highs
(Ten $1,000 annual investments at the highest offering price.)

Date of the Year's High Price
      For the Income and
        Growth Portfolio  Maximum Offering
              Shares (1985-1994)
Price
Purchased
    12/20/85                  $10.93             91.491
     9/14/86                   12.67
78.927
     8/14/87                   14.12
70.822
    10/21/88                   12.03
83.126
      9/1/89                   14.14
70.721
     1/12/90                   12.83
77.942
    11/13/91                   13.26
75.415
      8/4/92                   13.64
73.314
    12/13/93                   14.80
67.568
     1/31/94                   14.39
69.493

                     VALUATION OF SHARES

   The net asset value of each Portfolio's Classes of shares
will be      determined  on  any day that the New York Stock
Exchange  is
open.   The  New  York Stock Exchange is closed on the
following
holidays:  New Year's Day, President's Day, Good Friday,
Memorial Day,       Independence Day, Labor Day,
Thanksgiving
Day and Christmas
Day.


              PURCHASE AND REDEMPTION OF SHARES

  The Fund has committed itself to pay in cash all requests
for
redemption by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1%
of the              net asset  value  of the Fund at the
beginning of such
period.   Such commitment  is  irrevocable without the
prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limit may be paid in portfolio securities, in cash or any combination or both,
as  the  Board  of  Directors  may   deem advisable;
however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.
     INVESTMENT MANAGEMENT AGREEMENT AND OTHER SERVICES

Manager

For the year 1992, 1993 and 1994 the management fees for each Portfolio were as follows:

Portfolio        1992    1993     1994
U.S. Gov't$$1,892,949$2,178,838$1,987,629 Income
Return189,754  257,413 208,151 Monthly
Payment188,472235,187 226,622 Utility     689,892   799,734
557,472
Inc. and Growth 3,381,0083,654,3784,079,437 Short-Term
Treas. 557,833808,698735,555


    Pursuant to the Management Agreement, the management
fee for each of the Income and Growth Portfolio and the Utility Portfolio is calculated at a rate in
accordance  with the          following schedule:
0.60%
of the first $500 million of average  daily  net
assets; 0.55% of the next $500 million; and 0.50% of average daily net assets over $1 billion. The management
fee for  the U.S.   Government  Securities  Portfolio,  the
Monthly   Payment Government  Portfolio and the Income Return
Account Portfolio is calculated at a rate in accordance with the following schedule: 0.50% of the first $200 million of aggregate average daily net assets of the three Portfolios, and 0.40%  of  the  aggregate average
daily net assets of the three Portfolios in excess of $200 million. The management fee for the Short-Term U.S. Treasury Securities Portfolio is calculated at the annual rate of 0.45% of such Portfolios average daily net assets.
    The Management Agreement for each of the Fund's Portfolios further provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareholder servicing agents, expenses of preparing, printing and distributing
all prospectuses, proxy   material,              reports
and   notices
to
shareholders, all expenses of shareholders' and directors' meetings. filing fees and expenses relating to the registration and qualification of the Fund's shares and the Fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of
directors and fees of directors who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or
redemption   of   shares,  insurance  expense,   association
membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; general corporate expenses are allocated on the basis of relative net assets.


Plan of Distribution

  Pursuant to a Plan of Distribution adopted by the Fund on behalf of each Portfolio under Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), Smith Barney incurs the expenses of distributing each Portfolio's Class A, Class B, Class C and Class Y shares. See "Distributor" in each Portfolio's applicable Prospectus.

    For the year ended December 31, 1994, the table below represents the fees which have been accrued and/or paid
to  Smith Barney   under the Plans of Distribution pursuant
to Rule 12b-1 for the Fund's Portfolios. The distribution expenses for 1994 included compensation of Financial Consultants and printing costs of prospectuses and marketing materials.

Portfolio   Class A   Class B Class C Class Y    Total
U.S. Gov't $232,042    $1,230$159,261 $18,269
$410,802
Income Return   N/A       N/A  12,920   7,682    20,602
Monthly Payment N/A         0  23,791     N/A    50,511
Utility     211,655       340  82,164     N/A    294,159
Inc. and Growth1,779,433  257 282,942     N/A
2,062,633
Short-Term Treas.572,083  N/A     N/A       0    572,083

    During the fiscal years 1992 and 1993 aggregate sales commissions of $8,668,237 and $8,756,000 respectively,
were  paid to  Smith  Barney   by the purchasers of Fund
shares.                                          For  the
fiscal year 1994, aggregate sales commissions of approximately $1,992,000 were paid to Smith Barney by the
purchasers  of  Fund shares.   A  contingent  deferred sales
charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class C shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. For Class B shares, for each of the Income and Growth Portfolio and the Utility Portfolio the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00%
each year after the date of purchase to zero. For Class B shares of each of the U.S. Government Securities
Portfolio and       the Monthly Payment Government Portfolio
the maximum CDSC
is 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. A CDSC of 1.00% is imposed on redemptions of
Class A which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and Class C shares if such redemptions occur within 12 months from the date such
investment  was  made.   Any  sales  charge   imposed   on
redemptions is paid to the distributor of the Fund shares.

     Note that effective October 3, 1994 Class C shares were reclassified as additional Class A shares with respect to the Income and Growth Portfolio, the Utility Portfolio
and the Capital Appreciation Portfolio and that effective November 7, 1994 Class C shares were redesignated Class Y shares with respect to the U.S. Government Securities Portfolio, the Monthly Payment
Government Portfolio and the Income Return Account Portfolio. Note further that effective November 7, 1994
Class B    shares  of each Portfolio were designated as Class
C shares.
Each Portfolio (except the Short-Term U.S. Treasury Securities Portfolio) began to offer new Class B shares on November 7, 1994.




Brokerage

  The Manager is responsible for allocating the Fund's brokerage. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law,
Smith Barney.   Smith Barney has acted as the Fund's
principal broker on behalf of  the Income  and  Growth
Portfolio  and the       Utility  Portfolio  (no
commissionable transactions have
been paid to date on behalf of the U.S. Government Securities Portfolio, the Monthly Payment Government Portfolio or the Income Return Account Portfolio, or the Short-Term U.S. Treasury Securities Portfolio) and has received a substantial portion of brokerage fees paid by
such Portfolios.   No  Portfolio will deal with Smith  Barney
in  any transaction in which Smith Barney acts as principal.
   The Fund attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and price and prompt reliable execution. In the opinion of the Manager or the Subadviser, as the case may be, however, it is not possible to determine in advance that any particular broker will actually be able to effect the most favorable execution because, in the context of a constantly changing market, order execution involves judgments as to price, commission rates, volume, the direction of the market and the likelihood of future change. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the
management   of  the  Fund  takes  into  account   the
relevant
circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker's familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent
and
reliable  service  in  all  aspects   of   order
processing, execution and settlement.


  Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker's commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Fund takes into consideration the
fact that a       particular  broker  may,  in  addition  to
execution
capability, provide other services to the Fund such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the expenses of the Manager, the Subadviser or Smith Barney in connection with services rendered to other advisory clients and not all such services may be used in connection with the Fund.

   Shown below are the total brokerage fees paid by the Fund on behalf of the Income and Growth Portfolio and the Utility
Portfolio during 1992, 1993 and 1994. Also shown is the portion paid to Smith Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or
solely for their ability to  execute the  order.   During
fiscal year  1994,  the  total  amount  of commissionable
transactions  was   $661,159,000;   $158,888,000 (24.0%)  of
which was directed to Smith Barney and executed by unaffiliated brokers and $502,271,000 (76.0%) of which was directed to other brokers.
                                                 Commissions
                                                To Others For
                                                Execution and
                             For Execution Only
Research
and
                                                  Statistical
        Total    To Smith Barney      To Others     Services

1992                   571,556  316,151   *      48.419,988
15.6
                       235,417    36.0
1993   1,169,691342,492* 29.3   242,492  20.7 584,707   50.0
1994   1,062,407177,691* 16.7   271,982  25.6 613,334   57.7

* Directed to Smith Barney and executed by unaffiliated
       brokers.

    The Board of Directors of the Fund has adopted certain policies and procedures incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in
connection   with   comparable transactions  involving
similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Directors and to maintain records in connection with such reviews.


                          CUSTODIAN

    Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of the Barclays Bank, PLC)

    In the event of the liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.



                    INDEPENDENT  AUDITORS

    KPMG  Peat Marwick LLP, 345 Park Avenue, New York,  New
York 10154,  have been selected as independent auditors for
the  Fund for  its fiscal year ending December 31, 1995 to
audit and report on      the   financial        statements
and
supplementary   financial
information of the Fund.


                           VOTING

  As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders.
At
that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question or removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

    As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy. A Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in the matter are identical or that the matter does not affect any interest of the Portfolio or class. Under the Rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a "vote of a majority of the outstanding voting securities" of the Portfolio affected by the matter; however, the ratification
of  independent accountants,  the   election
of
directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio.
As  of  April  11, 1995,  the  Smith  Barney  401(k)
Employee Savings Plan, 388 Greenwich Street, New York, New York, 10013, owned of record, but not beneficially, 6,764,056.881 (100%) of the outstanding Class Z shares of the Income and Growth Portfolio; the Smith Barney 401(k) Employee Savings Plan, 388 Greenwich Street, New York, New York, 10013, owned of record, but not beneficially, 1,581,464.673 (100%) of the outstanding Class Z shares of the U.S. Government Securities Portfolio; and the Smith Barney 401(k) Employee Savings Plan, 388 Greenwich Street, New York, New York, 10013, owned of record, but not beneficially, 739,425.414 (100%) of the outstanding Class Z shares of the Income Return Account Portfolio. The following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of a Portfolio of the
Fund:

U.S. Government Securities Portfolio

Class B

Charlie G. Herring
Smith Barney Inc. Rollover Cust.
1147 Hunters Drive
Stone Mountain, GA 30083-2544
owned 11,773.396 (5.86%) shares

Class Y

Virginia P. Swindal Tr.
UAD 4-9-92
Virginia P. Swindal Rev Trust
5111 South Nichols Street
Tampa, FL  33611-4132
owned 60,757.000  (9.66%) shares

Baxter P. Freeze & Anne Freeze TRS
U/A/D 4/24/92
Baxter P. Freeze Charitable Trust
1515 Wickliff Avenue
High Point, NC  27262-4551
owned 77,532.849 (12.33%) shares

Arthur Smith Corporation
c/o Phyllis Smith
4888 Loop Central Drive
Suite 500
Houston, TX  77081-2214
owned 105,560.000 (16.79%) shares



Bost & Co.
FBO Labranche & CO.
One Cabot Road
Mutual Fund Operations
Medford, MA 02155
owned 558,358.16 (6.90%) shares

Raul Cuadrado
3250 Riveria Drive
Coral Gables, FL 33134-6477
owned 36,390.102 (5.79%) shares

Charles Dockery
Smith Barney Inc. Rollover Cust
338 Deauville Road
Statesville, NC 28677-7501
owned 35,919.486 (5.71%) shares

Nolan Gotcher
232 Spyglass Drive
Advance, NC 27006-9566
owned 35,588 (5.66%) shares



Monthly Payment Government Portfolio

Class B shares

J.H. Winters Inc.
P.O. Box 445
Burlingame, CA 94011-0445
owned 6,480.167 (25.59%) shares

Lincoln Trust Co. C/F
Invt. Annuity of Paul Kasper
P.O. Box 5831 T.A.
Denver, CO 80217
owned 2,543.772 (10.05%) shares

Winslow Williams
June K. Williams
300 Ridge Road
Richmond, VA 23229-7449
owned 2,520.383 (9.95%) shares

Konrad R. Solochier & Edna M.
Solochier Family Trust
FBO Konrad and Edna Solochier
306 NE Holly Ave.
Port St. Lucie, FL 34952
owned 2,441.215 (9.64%) shares



William J. Keck
Smith Barney Inc. Rollover Cust
2649 Via Pacheco
Palos Vedes, CA 90275
owned 2,123.375 (8.39%) shares

George E. Fitch Jr.
Smith Barney Inc. Rollover Cust
2649 Via Pacheco
Palos Verdes Est CA 90274-4349
owned 1,271.886 (5.02%) shares



Class C shares

Martha Araujo as Conservator
FOR Manuel Araujo
47-26 157th Street
Flushing, NY  11355-2346
owned 22,034.696 (8.30%) shares

City of Falcon Heights
Attn:  Tom Kelly
2077 West Larpeatlur Avenue
Falcon Heights, MN  55113-5551
owned 22,919.000 (8.63%) shares

Income Return Account Portfolio

Class A

Haffner's Car Care Corp.
Attn:  E. Haffner Fournier
69 Parket Street
Lawrence, MA  01843-1532
owned 100,436.024 (5.21%) shares

Kerry E. Barnett, Receiver
FOR North-West Insurance Co.
c/o Jack Sanguin
350 Morgan Bldg., 720 S.W. Washington
Portland, OR  97205-3500
owned 437,391.568 (22.71%) shares

Class C

Marshall E. Redding / IRA
Smith Barney  IRA Cust.
2530 Atlantic Avenue, Suite - A
Long Beach, CA  90806-2741
owned 21,720.353 (7.42%) shares


Brendan T. Cremen
Susan Delany Cremen
c/o Delany
17 Libarary Road
Shankill
County Dublin, Ireland
owned 19,071.371 (6.51%) shares

Process Supplies And
Accessories Incorporated
Profit Sharing Plan
Attn. Larry E. Wright
P.O. 11025
Knoxville, TN 37939
owned 16,112.859 (5.50%) shares

Class Y

Mark Rothbaum & Associates Inc.
Pension Plan U/A/D 7/1/80
Mark Rothbaum TTEE
P.O. Box K
Redding, CT  06875-0236
owned 49,745.154 (21.03%) shares

The Interfaith Coalition Fr.
the Andrew Recovery Effort
Attn:  Mary Louise Cole/Director
111 S.W. Fifth Avenue,  #104
Miami, FL  33130-1381
owned 34,423.627 (14.55%) shares


Beatrice S. Wind
Smith Barney  IRA Cust.
8101 S.W. 72nd Avenue
Miami, FL  33143-7609
owned 50,177.516 (21.44%) shares

Kurt F. Wilkening
243 Robin Drive
Sarasota, FL 34236
owned 55,097.057 (23.29%) shares

Elizabeth Lynn Schneider &
Theodre J. Vittoria
Beatrice S. Wind Charitable
630 Fifth Avenue
New York, NY 10111
owned 22,109.115 (9.35%) shares


David B. Heyler Jr.
Myrtle Elaine Cornish Trust
FBO South Coast Botanic Garden
Foundation
2049 Century PArk East # 1200
Los Angeles, CA 90067
owned 18,785.201 (7.94) shares

Utility  Portfolio

Class B shares

Derrell Johnson &
Carol Robinson Co.
FBO Rady and Assoc. Inc.
910 Collier
Fort Worth, TX 76102-3524
owned 9,829.283 (5.68%) shares

Katherine W. Washburne
2022 N. 71st Street
Milwaukee, WI 53213
owned 9,156.37 (5.29%) shares
                    FINANCIAL STATEMENTS

    The following financial information is hereby
incorporated by reference  to  the  indicated pages of
the  Fund's  1994
Annual Reports to Shareholders, copies of which are furnished with this Statement of Additional Information.
                                           Page(s) in
                                         Annual Report:

                          Income     &    Growth
U.S.Gov't
et al
Average Annual Total Return              3-5      3-4, 6-8
Line Graph Showing Growth of $10,000 Investment        6
5,9 Statements of Assets and Liabilities
  dated December 31, 1994                 11         12
Statements of Changes in Net Assets
for the years ended December 31, 1994 and 1993       13   14
Statements of Operations
  for the year ended December 31, 1994    12         13
Notes to Financial Statements           14-18      15-20
Financial Highlights                    19-21      21-23
Independent Auditors' Report              22         24

                                           Page(s) in
                                         Annual Report:

                                         Income
Return et al
Average Annual Total Return             3-4,6
Line Graph Showing Growth of $10,000 Investment
5,7 Statement of Assets and Liabilities
  dated December 31, 1994                 10
Statement of Changes in Net Assets
 for the years ended December 31, 1994 and 1993       12
Statement of Operations
  for the year ended December 31, 1994    11
Notes to Financial Statements           13-16
Financial Highlights                    17-19
Independent Auditors' Report              20

                                           Page(s)
                                         in Annual
                                         Report:

                                 Utility
Average Annual Total Return              3-4
Line Graph Showing Growth of $10,000 Investment
5 Statement of Assets and Liabilities
  dated December 31, 1994                 8
Statement of Changes in Net Assets
for the years ended December 31, 1994 and 1993
10 Statement of Operations
  for the year ended December 31, 1994    9
Notes to Financial Statements           11-
14
Financial Highlights
15
Independent Auditors' Report
16

            APPENDIX - RATINGS OR DEBT
OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

  Aaa - Bonds that are rated "Aaa" are judged to be of the
best quality.   They carry the smallest degree of investment
risk  and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements  are likely  to
change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
   Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.
   A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper
medium  grade obligations.   Factors giving security to
principal and interest are considered adequate by elements may be present that suggest a susceptibility to impairment sometime in the future.
    Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length
of time.  Such  bonds  lack  outstanding   investment
characteristics and in fact have speculative characteristics as well.

    Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not
well safeguarded during both  good and   bad   times  over
the future.   Uncertainty  of  position characterizes bonds
in this class.
    B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
   Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Con (..) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
  Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor's Corporation

  AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
  A- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse
effects  of  changes  in  circumstances  and   economic
conditions than debt in higher rated categories.

    BBB  -  Debt  rated "BBB" is regarded as having  an
adequate capacity  to  pay  interest  and  repay  principal.
Whereas  it normally   exhibits   adequate  protection
parameters,   adverse economic conditions or changing
circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C - Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and
protective  characteristics, these  are  outweighed   by
large uncertainties or major risk exposures to adverse conditions.

  Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   Provisional Ratings:  The letter "p" indicates that the
rating is  provisional.   A  provisional rating assumes  the
successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent
upon the successful  and  timely completion   of   the
project.   This rating,  however,   while addressing  credit
quality subsequent  to  completion  of
the
project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

  L The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.
      Continuance of the rating is contingent upon S&P's
receipt
of closing documentation confirming investments and cash
    flow. *  Continuance of the rating is contingent upon
    S&P's
receipt of an executed copy of the escrow agreement.
    NR   Indicates  no rating has been requested, that  there

is insufficient information on which to base a rating, or

that S&P does  not  rate a particular type of obligation as

a matter  of policy.





COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

    Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of shortterm promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in wellestablished industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; wellestablished access to a range of financial markets and assured sources of alternate liquidity.




    Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short
term  promissory obligations.   This will normally be
evidenced by  many  of  the characteristics  cited  above but
to a lesser degree.   Earnings trends and coverage ratios,
while sound, will be more subject  to variation.
Capitalization characteristics,   while    still appropriate,
may be more affected by external conditions.   Ample alternate
liquidity is maintained.




Standard & Poor's Corporation

    A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or
very strong. Those   issuers   determined  to  possess
overwhelming   safety characteristics will be denoted with a
plus (+) sign designation.

    A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


-------------------------------------------------------------
-----------------
SEMI-ANNUAL REPORT ------------------------------------------
------------------------------------

                    [ARTWORK APPEARS HERE]
                         Smith Barney
                        Funds, Inc.
                        Income & Growth
                        Portfolio -------------
                        ------------June 30,
                        1995

[RECYCLING LOGO     Smith Barney Mutual Funds
  APPEARS HERE]      Investing for your future.
                  Every day.
-------------------------------------------------------------
-----------------
Income and Growth Portfolio ---------------------------------
---------------------------------------------

Dear Shareholder:

For the six months ended June 30, 1995, the Income and Growth Portfolio had a total return of 16.00% for Class A shares. The Standard & Poor's 500 Stock
Index, a common proxy for the U.S. stock market, had a total return of 20.19% during the same time. At June 30, 1995, the Portfolio was paying a quarterly dividend of $0.10 per share for Class A shares.

U.S. stock and bond markets rallied in the first six months of 1995 driven by a belief that the economy would slow to a more sustainable growth level with little or no inflation. This "soft landing," credited to the Federal Reserve's monetary policy, prepared the way for many corporations to experience significant productivity gains that translated into positive earnings reports and growing investor demand for equities.

Portfolio Strategy

In selecting stocks for the Portfolio, we typically choose largecapitalization companies with an above-market dividend yield and look for companies with assets that we would view as undervalued by the marketplace. We are also looking for a fundamental improvement underway such as a new product or new management, that is not reflected in the stock price.

We currently favor multi-national, industrial/capital goods companies despite what we perceive to be a slowdown in global growth. Slowing growth is more apparent in the consumer sector, than in manufacturing where orders remain strong. Furthermore, global output should outstrip domestic growth, thereby benefiting those companies with international exposure. The relative weakness of the U.S. dollar against the Japanese yen and the German mark should also enhance the competitiveness of U.S. multi-nationals.

A stock we recently added to the Portfolio within the capital goods sector is
Honeywell Inc., a diversified industrial and manufacturing company with products for three main segments: home and building sensors and controls, factory automation systems, and aerospace manufacturing. It is the leading supplier of integrated cockpit technology to the newly launched Boeing
777. With business
interests in both consumer and manufacturing sectors, the company is in an excellent position to benefit from a steadily growing economy. In addition, recent cost-cutting and management changes should help Honeywell increase efficiencies in its dominant markets, helping to raise margins and leading to further profitability.

One of our largest positions in the Portfolio is Eastman
Kodak. This multi-
national company has benefitted from a dynamic new management which has


1


restructured the company, sold unprofitable divisions, and paid down its debt.
Management is now focusing attention on Kodak's core businesses which are film and imaging technology. Kodak is turning its attention to new markets outside the U.S. Together with its restructuring efforts, this emphasis on global markets should have a beneficial impact on the company's future earning power.

We have also begun to modestly increase our exposure in the energy sector. We believe that increased demand from developing economies, high capacity rates, and historically low refining margins are creating selective opportunities in this area. Also, real oil prices have retreated to a level not seen in the industry since 1963. Because of these lower oil prices, energy companies have been forced to manage their businesses more efficiently. During the past six months, we added a position in Mobil to the Portfolio. Mobil is currently in a cost-cutting mode, and we believe that the company should be able to grow earnings by 15% to 20% in the next two years.

Outlook

In our opinion, as long as we have slower economic growth and interest rates continue to be stable, the outlook for the stock market should be good. Although the economy may be slowing, it is not doing so at the expense of corporate earnings, which will probably continue to grow. We still believe, however, that growth potential will also come from careful stock selection of undervalued companies with strong turnaround potential. As we go forward, in our view, dividends should become a more important component of total return. Therefore we will maintain our conservative, low-risk approach with its focus on large-capitalization companies with a higher-than-average market yield. In this way, we believe that we can best serve our shareholders who not only want to participate in the market, but are also seeking a more conservative approach to equity investing.

We thank you for your confidence in our investment management and look forward to serving your investment needs in the future.

Sincerely,


/s/ Heath B. McLendon            /s/ Bruce D. Sargent
/s/
Ayako Weissman

Heath B. McLendon                Bruce D. Sargent
Ayako Weissman
Chairman and                     Director and
Portfolio Manager
Chief Executive Officer          Vice President

July 31, 1995

2


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Historical Performance -- Class A Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                            -------
                            Beginning       End
Income Capital Gain         Total
Period Ended                of Period    of Period
Dividends
Distributions     Returns/(1)/ ------------------------------
-------------------------------------------------------------
-------
6/30/95                      $12.18       $13.91
$0.21
$0.00            16.00% -------------------------------------
-------------------------------------------------------------
12/31/94                      13.31        12.18
0.42
0.14            (4.31) --------------------------------------
------------------------------------------------------------
12/31/93                      12.48        13.31
0.46
0.73            16.38 ---------------------------------------
--
----------------------------------------------------------
12/31/92                      12.51        12.48
0.51
0.40             7.23 ---------------------------------------
--
------------------------
------------------------------------
12/31/91                      10.54        12.51
0.73
0.05            26.57
-------------------------------------------------------------
--------------------------------------
12/31/90                      12.69        10.54
0.70
0.25            (9.46) --------------------------------------
------------------------------------------------------------
12/31/89                      11.00        12.69
0.70
0.31            25.11
-------------------------------------------------------------
--------------------------------------
12/31/88                      10.05        11.00
0.63
0.17            17.67
-------------------------------------------------------------
--------------------------------------
12/31/87                      11.40        10.05
0.50
0.63            (2.83) --------------------------------------
------------------------------------------------------------
12/31/86                      10.10        11.40
0.67
0.13            21.04
-------------------------------------------------------------
--------------------------------------
12/31/85                      8.69         10.10
0.66
0.22            27.30
-------------------------------------------------------------
--------------------------------------
12/31/84                      9.84          8.69
0.65
1.35             9.92
-------------------------------------------------------------
--------------------------------------
Total
$6.84
$4.38 -------------------------------------------------------
--------------------------------------------

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/
    ---------------------------------------------------------
---------------------
Six Months Ended 6/30/95+                        16.00%
10.21% ------------------------------------------------------
------------------------
Year Ended 6/30/95                               15.62
9.85 --------------------------------------------------------
----------------------
Five Years Ended 6/30/95                         10.07
8.95 --------------------------------------------------------
----------------------
Ten Years Ended 6/30/95                          11.57
10.99 -------------------------------------------------------
-----------------------


3


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Historical Performance -- Class B Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                            -------
                            Beginning       End
Income
Capital Gain         Total
Period Ended                of Period    of Period
Dividends
Distributions     Returns/(1)/ ------------------------------
-------------------------------------------------------------
-------
6/30/95                      $12.15       $13.88
$0.16
$0.00             15.62% ------------------------------------
-------------------------------------------------------------
-Inception*-12/31/94          12.54        12.15
0.09
0.14             (1.28) -------------------------------------
-------------------------------------------------------------
Total
$0.25
$0.14 -------------------------------------------------------
--------------------------------------------

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class B Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/ -------------------------------------------
-----------------------------------
Six Months Ended 6/30/95+                        15.62%
10.62% ------------------------------------------------------
------------------------
Inception* through 6/30/95                       14.14
9.14 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class C Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
--
                           ------
                            Beginning       End
Income
Capital Gain         Total
Period Ended                of Period    of Period
Dividends
Distributions     Returns/(1)/ ------------------------------
-------------------------------------------------------------
-------
6/30/95                      $12.18       $13.90
$0.16
$0.00               15.52% ----------------------------------
-------------------------------------------------------------
---
12/31/94                      13.30        12.18
0.34
0.14               (4.91) -----------------------------------
-------------------------------------------------------------
--12/31/93                    12.48        13.30
0.36
0.73               15.46 ------------------------------------
-------------------------------------------------------------
-Inception*-12/31/92          12.87        12.48
0.06
0.40               (0.57) -----------------------------------
-------------------------------------------------------------
--Total
$0.92
$1.27 -------------------------------------------------------
--------------------------------------------

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class C Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/ -------------------------------------------
-----------------------------------
Six Months Ended 6/30/95+                       15.52%
14.52% ------------------------------------------------------
------------------------
Year Ended 6/30/95                              14.69
13.69 -------------------------------------------------------
-----------------------
Inception* through 6/30/95                       9.91
9.91 --------------------------------------------------------
----------------------

4


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Historical Performance -- Class Z Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                            -------
                            Beginning       End
Income
Capital Gain         Total
Period Ended                of Period    of Period
Dividends
Distributions     Returns/(1)/ ------------------------------
-------------------------------------------------------------
-------
6/30/95                      $12.19       $13.92
$0.23 $0.00             16.12% ------------------------------
-------------------------------------------------------------
-------Inception*-12/31/94           12.54        12.19
0.12 0.14             (0.73) --------------------------------
-------------------------------------------------------------
-----Total
$0.35 $0.14 -------------------------------------------------
--------------------------------------------------

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class Z Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge/(1)/ -------------------------------------------
-----------------------------------
Six Months Ended 6/30/95+
16.12% ------------------------------------------------------
------------------------
Inception* through 6/30/95
15.27 -------------------------------------------------------
---------
---------------

-------------------------------------------------------------
-----------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge/(1)/ -------------------------------------------
-----------------------------------
Class A (6/30/85 through 6/30/95)
198.75% -----------------------------------------------------
-------------------------
Class B (Inception* through 6/30/95)
14.14 -------------------------------------------------------
-----------------------
Class C (Inception* through 6/30/95)
27.45 -------------------------------------------------------
-----------------------
Class Z (Inception* through 6/30/95)
15.27 -------------------------------------------------------
-----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the contingent deferred sales charges
    ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase. Class C shares reflect the deduction of a 1.00%
    CDSC if shares are redeemed within the first year of purchase.

*  Inception dates for Class B, C and Z shares are November
7,
1994,
    December 2, 1992 and November 7, 1994, respectively.

+  Represents total return for the period from January 1,
1995
through
    June 30, 1995, not annualized.
5
Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Historical Performance --------------------------------------
----------------------------------------
               Growth of $10,000 Invested in Class A Shares
              of the Income and Growth Portfolio vs S&P 500
              Index/+/
                                  (unaudited) ---------------
-------------------------------------------------------------
--
                             June 1985 - June 1995
                             [GRAPH APPEARS HERE]

                    DATE       Income & Growth       S&P
500
                    ----       ---------------       -----
--
                    6/85           9,424.4
10,000
                    6/86          11,629.3
12,533.23
                    6/87          14,079.4
14,421.3
                    6/88          13,678.3
13,428.58
                    6/89          15,973.6
16,183.91
                    6/90          17,149
18,853.98
                    6/91          17,901.8
20,245.14
                    6/92          20,643.2
22,964.26
                    6/93          23,577.8
26,098.87
                    6/94          23,917.2
26,463.97
                    6/95          27,652.2
33,359.13


+ Hypothetical illustration of $10,000 invested in Class A shares on June 30,
1985, assuming deduction of the maximum 5.75% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through 1990, afterwards at net asset value) and capital gains at net asset value through June 30, 1995. The S&P 500 is an index of widely held common stocks listed on the New York and American Stock
Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Schedule of Investments (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------

    SHARES                      SECURITY
VALUE
=============================================================
== == ===============
COMMON STOCKS -- 90.6%
Capital Goods -- 4.6%
    100,000     Emerson Electric Co.
$ 7,150,000
    250,000     General Electric Co.
14,093,750
    242,000     Honeywell Inc.
10,436,250 --------------------------------------------------
----------------------------

31,680,000 --------------------------------------------------
----------------------------
Conglomerates -- 10.1%
    300,000     American Brands Inc.
11,925,000
    350,000     Minnesota Mining & Manufacturing Co.
20,037,500
    300,000     Tenneco Inc.
13,800,000
    300,000     United Technologies Corp.
23,437,500 --------------------------------------------------
----------------------------

69,200,000 --------------------------------------------------
----------------------------
Consumer Cyclicals -- 12.0%
    300,000     Deluxe Corp.
9,937,500
     30,000     Daimler-Benz Aktieng ADR
1,383,750
    200,000     Ford Motor Co.
5,950,000
    250,000     Goodyear Tire & Rubber
Co.
10,312,500
    100,000     May Department Stores
Co.
4,162,500
     80,000     McDonald's Corp.
3,130,000
    100,000     McGraw Hill Inc.
7,587,500
    208,000     Readers Digest Association
9,178,000
    450,000     Sears Roebuck & Co.
26,943,750
     60,000     Tribune Co.
3,682,500 ---------------------------------------------------
---------------------------

82,268,000 --------------------------------------------------
----------------------------
Consumer Staples -- 6.9%
    170,000     Anheuser Busch Cos. Inc.
9,668,750
    177,500     Clorox Co.
11,581,875
     50,000     Eli Lilly & Co.
3,925,000
    100,000     Merck and Co.
4,900,000
    150,000     Phillip Morris Cos. Inc.
11,156,250
    200,000     U.S. Healthcare Inc.
6,125,000 ---------------------------------------------------
---------------------------

47,356,875 --------------------------------------------------
----------------------------
Energy -- 14.9%
    440,000     Chevron Corp.
20,515,000
    250,000     Dresser Industries Inc.
5,562,500
    300,000     Exxon Corp.
21,187,500
    150,000     Mobil Corp.
14,400,000
     50,000     Phillips Petroleum Co.
1,668,750

                      See Notes to Financial Statements.
7
Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Schedule of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------

    SHARES                      SECURITY
VALUE
=============================================================
== == ===============
Energy -- 14.9% (continued)
    160,000     Royal Dutch Petroleum Co.
$ 19,500,000
    300,000     Texaco Inc.
19,687,500 --------------------------------------------------
----------------------------

102,521,250 -------------------------------------------------
-----------------------------
Financial Services -- 9.4%
     30,000     American International Group Inc.
3,420,000
     11,600     Aon Corp.
432,100
    150,000     Aetna Life & Casualty Co.
9,431,250
    200,000     Barnett Banks Inc.
10,250,000
    160,000     Equifax Inc.
5,340,000
    100,000     First Interstate Bancorp
8,025,000
     25,000     Great Western Financial Corp.
515,625
    150,000     Household International Inc.
7,425,000
    140,000     Lincoln National Corp.
6,125,000
    165,000     Marsh & McLennon Co.
13,385,625 --------------------------------------------------
----------------------------

64,349,600 --------------------------------------------------
----------------------------
Raw & Intermediate Materials -- 11.1%
    125,000     Carpenter Technology Corp.
8,515,625
    200,000     E.I. du Pont De Nemours & Co.
13,750,000
    150,000     Eastman Chemical Co.
8,925,000
     80,000     International Paper Co.
6,860,000
    250,000     Imperial Chemical Industries ADR
12,187,500
    141,000     Kimberly-Clark Corp.
8,442,375
    100,000     Monsanto Corp.
9,012,500
    200,000     Westvaco Corp.
8,850,000 ---------------------------------------------------
---------------------------

76,543,000 --------------------------------------------------
----------------------------
Technology -- 12.6%
    300,000     Amp Inc.
12,675,000
    400,000     Eastman Kodak Co.
24,250,000
     90,000     International Business Machines Corp.
8,640,000
    300,000     Lockheed Martin Corp.
18,937,500
    100,000     Rockwell International Corp.
4,575,000
    150,000     Xerox Corp.
17,587,500 --------------------------------------------------
----------------------------

86,665,000 --------------------------------------------------
----------------------------
Transportation -- 2.8%
     80,000     Alexander Baldwin Inc.
1,780,000
    125,000     Illinois Central Corp.
4,312,500
    200,000     Norfolk Southern Corp.
13,475,000 --------------------------------------------------
----------------------------

19,567,500 --------------------------------------------------
----------------------------

                      See Notes to Financial Statements.
8


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Schedule of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------

    SHARES                      SECURITY
VALUE
=============================================================
== == ===============
Utilities -- 6.2%
    300,000     Cinergy Corp.
$  7,875,000
    250,000     Consolidated Natural Gas Co.
9,437,500
    400,000     GTE Corp.
13,650,000
    150,000     Sprint Corp.
5,043,750
    200,000     Texas Utilities Co.
6,875,000 ---------------------------------------------------
---------------------------
42,881,250 --------------------------------------------------
----------------------------
                TOTAL COMMON STOCKS
                (Cost -- $494,322,680)
623,032,475
=============================================================
== == ===============
PREFERRED CONVERTIBLE STOCKS -- 2.5%
Financial Services -- 1.6%
    185,000     Banc One Corp. Series C, Convertible $3.500
10,776,250 --------------------------------------------------
----------------------------
Raw Materials -- 0.9%
    100,000     Federal Paperboard, Convertible $2.875
6,462,500 ---------------------------------------------------
---------------------------
             TOTAL PREFERRED CONVERTIBLE STOCKS
                (Cost -- $17,021,650)
17,238,750
=============================================================
== == ===============

    FACE
   AMOUNT                       SECURITY
VALUE -------------------------------------------------------
-----------------------
CONVERTIBLE DEBENTURES -- 4.6%
Consumer Products & Services -- 0.7%
 $5,000,000     Price Company, 6.75% due 3/01/01
5,000,000 ---------------------------------------------------
---------------------------
Energy -- 0.7%
  5,800,000     Oryx Energy, 7.50% due 5/15/14
5,104,000 ---------------------------------------------------
---------------------------
Retail Trade -- 1.2%
  7,000,000     Hechinger, 5.50% due 4/01/12
4,480,000
  4,000,000     Waban Inc., 6.50% due 7/01/02
3,640,000 ---------------------------------------------------
---------------------------

8,120,000 ---------------------------------------------------
---------------------------
Waste Management -- 2.0%
  3,300,000     Browning Ferris, 6.75% due 7/01/02
3,283,500
  7,500,000     Titan Wheel International, 4.75% due 12/01/00
10,200,000 --------------------------------------------------
----------------------------

13,483,500 --------------------------------------------------
----------------------------
                TOTAL CONVERTIBLE DEBENTURES
                (Cost -- $30,951,504)
31,707,500
=============================================================
== == ===============

                      See Notes to Financial Statements.
9
Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Schedule of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------

    FACE
   AMOUNT                       SECURITY
VALUE -------------------------------------------------------
-----------------------
REPURCHASE AGREEMENT -- 2.3%
$15,713,000     Goldman Sachs, 5.947% due 7/03/95;
                Proceeds at maturity -$15,720,787; (Fully
                collateralized by U.S. Treasury Notes, 6.625%
                due 3/31/97; Market value -$16,034,566)
                    (Cost -- $15,713,000)
$ 15,713,000
=============================================================
== == ===============
                TOTAL INVESTMENTS -- 100%
                (Cost -- $558,008,834*)
$687,691,725
=============================================================
== == ===============

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

10


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Statement of Assets and Liabilities (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------

ASSETS:
   Investments, at value (Cost -- $558,008,834)
$ 687,691,725
   Cash
4,980,563
   Receivable for Fund shares sold
211,077
   Receivable for securities sold
2,362,321
   Dividends and interest receivable
1,943,393
   Other assets
369,037 -----------------------------------------------------
-------------------------
   Total Assets
697,558,116 -------------------------------------------------
-----------------------------
LIABILITIES:
   Management fees payable
341,818
   Distribution costs payable
253,791
   Payable for securities purchased
2,115,750
   Dividends payable
4,980,402
   Accrued expenses and other liabilities
78,649 ------------------------------------------------------
------------------------
   Total Liabilities
7,770,410 ---------------------------------------------------
---------------------------
Total Net Assets
$689,787,706
=============================================================
== == ===============
NET ASSETS:
   Par value of capital shares
$    495,854
   Capital paid in excess of par value
548,859,115
   Overdistributed net investment income
(247,785)
   Accumulated net realized gain on security transactions
10,997,631
   Net unrealized appreciation of investments
129,682,891 -------------------------------------------------
-----------------------------
Total Net Assets
$689,787,706
=============================================================
== == ===============
Shares Outstanding:
   Class A
40,953,900 --------------------------------------------------
   -----------
---------------
   Class B
122,283 -----------------------------------------------------
   --------
---------------
   Class C
1,899,724 ---------------------------------------------------
   ----------
---------------
   Class Z
6,609,585 ---------------------------------------------------
   ----------
---------------
Net Asset Value:
   Class A (and redemption price)
$13.91 ------------------------------------------------------
   -------
---------------
   Class B*
$13.88 ------------------------------------------------------
   -------
---------------
   Class C**
$13.90 ------------------------------------------------------
   -------
---------------
   Class Z (and redemption price)
$13.92 ------------------------------------------------------
   -------
---------------
Class A Maximum Offering Price Per Share
   (net asset value plus 5.26% of net asset value)
$14.64
=============================================================
== == ===============

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase.

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.
11
Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Statement of Operations (unaudited) -------------------------
-----------------------------------------------------

For the Six Months Ended June 30, 1995

INVESTMENT INCOME:
   Dividends
$11,149,768
   Interest
2,382,016 ---------------------------------------------------
---------------------------
   Total Investment Income
13,531,784 --------------------------------------------------
----------------------------
EXPENSES:
   Management fees (Note 2)
1,970,307
   Distribution fees (Note 2)
835,006
   Shareholder and system servicing fees
160,883
   Shareholder communications
89,260
   Custody
28,763
   Registration fees
26,283
   Audit and legal
13,291
   Directors' fees
4,464
   Other
4,463 -------------------------------------------------------
-----------------------
   Total Expenses
3,132,720 ---------------------------------------------------
---------------------------
Net Investment Income
10,399,064 --------------------------------------------------
----------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales
90,725,144
      Cost of securities sold
79,783,045 --------------------------------------------------
----------------------------
   Net Realized Gain
10,942,099 --------------------------------------------------
----------------------------
   Changes in Net Unrealized Appreciation of Investments:
      Beginning of period
51,104,489
      End of period
129,682,891 -------------------------------------------------
-----------------------------
   Increase in Net Unrealized Appreciation
78,578,402 --------------------------------------------------
----------------------------
Net Gain on Investments
89,520,501 --------------------------------------------------
--------------
---------------
Increase in Net Assets From Operations
$99,919,565
=============================================================
== == ===============

                      See Notes to Financial Statements.
12


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Statements of Changes in Net Assets -------------------------
-----------------------------------------------------
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


1995 1994 ---------------------------------------------------
----------------------------------
OPERATIONS:
    Net investment income                              $
10,399,064       $  22,461,726
   Net realized gain from security transactions
10,942,099           7,232,686
   Increase (decrease) in net unrealized
      appreciation of investments
78,578,402         (43,420,036) -----------------------------
-------------------------------------------------------
   Increase (Decrease) in Net Assets
      From Operations
99,919,565         (13,725,624) -----------------------------
--
------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income
(10,657,355)        (22,551,312)
   Net realized gain
--          (7,455,252)
-------------------------------------------------------------
------------------------
   Decrease in Net Assets From Distributions
      To Shareholders
(10,657,355)        (30,006,564) ----------------------------
---------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sales
16,857,836         135,017,510
               Net asset value of shares issued
in connection with the transfer of the Smith Barney Equity
Fund's net assets (Note 6)
--          88,308,192
             Net asset value of shares issued for
      reinvestment of dividends 5,077,227          27,216,070
   Cost of shares reacquired (73,852,467)       (199,254,008)
-------------------------------------------------------------
------------------------
   Increase (Decrease) in Net Assets From
      Fund Share Transactions
(51,917,404)         51,287,764 -----------------------------
-------------------------------------------------------
Increase in Net Assets
37,344,806           7,555,576
NET ASSETS:
   Beginning of period
652,442,900         644,887,324 -----------------------------
--
-------------------------------------------------------
   End of period *
$689,787,706        $652,442,900
=============================================================
== == ======================
*  Includes undistributed (overdistributed)
   net investment income of:
$(247,785)            $10,506
=============================================================
== == ======================

                      See Notes to Financial Statements.


13


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) -------------------
-----------------------------------------------------------

     1. Significant Accounting Policies

     The Income and Growth Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of
1940, as amended,
as a diversified, open-end management investment company and consists of this
Portfolio and five other separate investment portfolios: U.S.
Government
Securities, Income Return Account, Monthly Payment
Government, Short-Term U.S.
Treasury Securities and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date;
(b) securities
traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
and (h) each portfolio intends to comply with the

14


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
--
-------------------------------------------------------------
--------
requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

   2. Management Agreement and Transactions with Affiliated
Persons

   Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Income and Growth Portfolio pays SBMFM a management fee calculated at an annual rate of
0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares and primary broker for its portfolio agency transactions. For the six months ended June 30, 1995, SB received brokerage commissions of $30,474 and sales charges of approximately $246,000 on sales of Income and Growth Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares have a
1.00% CDSC if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the six months ended June 30, 1995, there were approximately $5,000 in such charges.

    Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class, respectively. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class, respectively. All officers and three directors of the Fund are employees of SB.


15


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
--
--------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

     3. Investments
  During the six months ended June 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $97,538,730 and $90,725,144, respectively.

      At June 30, 1995, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

=============================================================
== == ===============
Gross unrealized appreciation
$137,496,585
Gross unrealized depreciation
(7,813,694)
Net unrealized appreciation
$129,682,891
=============================================================
== == ===============

     4. Repurchase Agreements

      The Portfolio purchases (and its custodian takes possession of) U.S.
Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. Capital Shares

     At June 30, 1995, there were two billion shares of $0.01 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective November 7,
1994, the Fund adopted a new class structure, renaming existing Class B shares as Class C shares and exchanging former Class C shares into Class A shares. At
June 30, 1995, total paid-in capital amounted to the following for each class:

                                  Class A         Class B
Class C       Class Z
=============================================================
== == ======================
Total Paid-in Capital           $439,713,554    $1,572,389
$25,454,995   $82,614,031
=============================================================
== == ======================

16


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

    Transactions in shares of each class were as follows:

                                                       Six
Months Ended                          Year Ended
                                                        June
30, 1995                         December 31, 1994*
                                              ---------------
                                              ---
------------         ---------------------------------Shares
Amount                Shares               Amount
-------------------------------------------------------------
---------------------------------------------------------
Class A++
Shares sold                                      587,005
$  7,700,147            3,925,141         $
33,508,255
Net asset value of shares
   issued in connection with
   the transfer of the Smith
   Barney Equity Fund's net
   assets (Note 6)                                    -
-
--            6,640,327            87,697,961
Shares issued on reinvestment
313,848
4,114,546            1,963,191            24,707,770
Shares redeemed
(4,638,816)
(60,719,731)         (15,128,995)         (191,764,655) -----
-------------------------------------------------------------
----------------------------------------------------
Net Decrease                                  (3,737,963)
$(48,905,038)          (2,600,336)        $ (45,850,669)
=============================================================
== == =======================================================
Class B
Shares sold                                      110,802
$  1,449,419               31,333         $     385,206
Shares issued on reinvestment
504
6,597                  406                 4,935
Shares redeemed
(18,159)
(242,272)              (2,603)              (31,497) --------
-------------------------------------------------------------
-------------------------------------------------
Net Increase                                      93,147
$  1,213,744               29,136         $     358,644
=============================================================
== == =======================================================
Class C+
Shares sold                                      106,360
$  1,407,260            1,382,439         $
18,194,922
Net asset value of shares
   issued in connection with
   the transfer of the Smith
   Barney Equity Fund's net
     assets (Note 6)                                    ---
46,193               610,231
Shares issued on reinvestment                     12,185
159,747               74,754               936,415
Shares redeemed                                 (476,922)
(6,234,222)            (403,684)           (5,134,706) ------
-------------------------------------------------------------
--------------------------------------------------
Net Increase (Decrease)                         (358,377)
$ (4,667,215)           1,099,702         $  14,606,862
=============================================================
== == =======================================================
Class Z
Shares sold                                      491,320
$  6,301,010            6,623,375         $  82,929,127
Shares issued on reinvestment                     60,696
796,337              128,353             1,566,950
Shares redeemed                                 (504,776)
(6,656,242)            (189,383)           (2,323,150) ------
-------------------------------------------------------------
--------------------------------------------------
Net Increase                                      47,240
$   441,105            6,562,345         $  82,172,927
=============================================================
== == =======================================================

 * For Class B and Class Z shares, transactions are for the period from
   November 7, 1994 (inception date) to December 31, 1994.

++ On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the
  Class C share activity is included with the Class A share activity.

+ On November 7, 1994 the former Class B shares were renamed
Class C shares.


17


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

     6. Transfer of Net Assets
    On March 4, 1994 (the "Closing") the Income & Growth
Portfolio of Smith
Barney Funds, Inc. received the net assets of the Smith
Barney Equity Fund, Inc.
("Equity") pursuant to an Agreement and Plan of Reorganization dated December
31, 1993. In accordance with the agreement, the Portfolio, at the closing, issued 6,686,520 shares of the Portfolio having an aggregate value of
$88,308,192. As a result, the Portfolio issued 1.11355 Class
A shares and
1.111279 Class B shares, for one share of Equity Class A and Class B, respectively.

     The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The Smith Barney Equity Fund,
Inc. net assets at that date were $88,308,192, including
$17,574,361 of
unrealized appreciation. Directly after the merger the combined net assets in the Income and Growth Portfolio were $735,636,465 with a net asset value for each of the classes of $13.21.

18


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Financial Highlights ----------------------------------------
--------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

Class A Shares                                  1995(1)
1994 1993     1992     1991
=============================================================
== == ===============================
Net Asset Value, Beginning of Period            $12.18
$13.31    $12.48    $12.51    $10.54 ------------------------
-------------------------------------------------------------
--------
Income (Loss) From Operations:
   Net investment income                          0.21
0.43      0.46      0.50      0.56
   Net realized and unrealized
       gain (loss) on investments                  1.73
(1.00)     1.56      0.38      2.19 -------------------------
--
-------------------------------------------------------------
------
Total Income (Loss) From Operations               1.94
(0.57)     2.02      0.88      2.75 -------------------------
-------------------------------------------------------------
-------
Less Distributions:
    Dividends from net investment income          (0.21)
(0.42)    (0.46)    (0.51)    (0.73)
   Distribution from net realized gains
       on security transactions (2)
--
(0.14)    (0.73)    (0.40)    (0.05) ------------------------
-------------------------------------------------------------
--------
Total Distributions                              (0.21)
(0.56)    (1.19)    (0.91)    (0.78) ------------------------
-------------------------------------------------------------
---------
Net Asset Value, End of Period                  $13.91
$12.18    $13.31    $12.48    $12.51 ------------------------
-------------------------------------------------------------
--------
Total Return                                     16.00%++
(4.31)%   16.38%     7.23%    26.57% ------------------------
-------------------------------------------------------------
--------
Net Assets, End of Period (000s)              $569,669
$544,572  $627,870  $573,085  $583,686 ----------------------
-------------------------------------------------------------
----------
Ratios to Average Net Assets:
   Expenses                                       0.99%+
0.96%     0.91%     0.92%     0.84%
   Net investment income                          3.10+
3.31      3.42      3.97      4.80 --------------------------
--
-------------------------------------------------------------
-----
Portfolio Turnover Rate                          14.47%
26.77%    46.10%    39.16%    44.50%
=============================================================
== == ===============================
Class B Shares (3)                              1995(1)
1994(4)
=============================================================
== == ===============================
Net Asset Value, Beginning of Period            $12.15
$12.54
Income (Loss) From Operations:
   Net investment income                          0.16
0.03
   Net realized and unrealized
      gain (loss) on investments                  1.73
(0.19) ------------------------------------------------------
----------------------------------------
Total Income (Loss) From Operations               1.89
(0.16) ------------------------------------------------------
----------------------------------------
Less Distributions:
    Dividends from net investment income           (0.16)
(0.09)
   Distribution from net realized gains on
      security transactions (2)                      --
(0.14) ------------------------------------------------------
----------------------------------------
Total Distributions                               (0.16)
(0.23) ------------------------------------------------------
----------------------------------------
Net Asset Value, End of Period                   $13.88
$12.15 ------------------------------------------------------
----------------------------------------
Total Return                                      15.62%++
(1.28)%++ ---------------------------------------------------
-------------------------------------------
Net Assets, End of Period (000s)                 $1,697
$354 --------------------------------------------------------
--------------------------------------
Ratios to Average Net Assets:
   Expenses                                        1.71%+
1.15%+
   Net investment income                           2.28+
2.11+ -------------------------------------------------------
---------------------------------------
Portfolio Turnover Rate                           14.47%
26.77%
=============================================================
== == ===============================

(1) For the six months ended June 30, 1995 (unaudited).

(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
(3) On November 7, 1994 the former Class B shares were renamed Class C shares.
(4) For the period from November 7, 1994 (inception date) to
December 31, 1994.
++ Not annualized as it may not be representative of the total return for the year.

  + Annualized.


19


Smith Barney Funds, Inc.
Income and Growth Portfolio ---------------------------------
---------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

Class C Shares (1)                              1995(2)
1994 1993     1992(3) ---------------------------------------
----------------------------------------------
Net Asset Value, Beginning of Period           $ 12.18
$13.30   $ 12.48  $ 12.87 -----------------------------------
--------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.16
0.31      0.38     0.17
   Net realized and unrealized
       gain (loss) on investments                  1.72
(0.95)     1.53    (0.10)
-------------------------------------------------------------
------------------------
Total Income (Loss) From Operations               1.88
(0.64)     1.91     0.07
-------------------------------------------------------------
------------------------
Less Distributions:
    Dividends from net investment income          (0.16)
(0.34)    (0.36)   (0.06)
   Distribution from net realized gains (4)         --
(0.14)    (0.73)   (0.40) -----------------------------------
--------------------------------------------------
Total Distributions                              (0.16)
(0.48)    (1.09)   (0.46) -----------------------------------
--------------------------------------------------
Net Asset Value, End of Period                 $ 13.90
$12.18   $ 13.30  $ 12.48 -----------------------------------
--------------------------------------------------
Total Return                                     15.52%++
(4.91)%   15.46%   (0.57)%++
-------------------------------------------------------------
------------------------
Net Assets, End of Period (000s)               $26,413
$27,507   $15,408  $ 1,504 ----------------------------------
---------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.75%+
1.75%     1.65%    1.58%+
   Net investment income                          2.34+
2.49      2.59     1.80+ ------------------------------------
--
------------------------------------------------
Portfolio Turnover Rate                           14.47%
26.77%    46.10%   39.16%
=============================================================
== == ======================
Class Z Shares                                   1995(2)
1994(5)
=============================================================
== == ======================
Net Asset Value, Beginning of Period            $ 12.19    $
12.54 -------------------------------------------------------
------------------------------
Income (Loss) From Operations:
   Net investment income                           0.22
0.07
   Net realized and unrealized
      gain (loss) on investments                   1.74
(0.16) ------------------------------------------------------
-------------------------------
Total Income (Loss) From Operations                1.96
(0.09) ------------------------------------------------------
-------------------------------
Less Distributions:
    Dividends from net investment income           (0.23)
(0.12)
   Distribution from net realized gains (4)          --
(0.14) ------------------------------------------------------
-------------------------------
Total Distributions                               (0.23)
(0.26) ------------------------------------------------------
-------------------------------
Net Asset Value, End of Period                  $ 13.92    $
12.19 -------------------------------------------------------
------------------------------
Total Return                                      16.12%++
(0.73)%++ ---------------------------------------------------
----------------------------------
Net Assets, End of Period (000s)                $92,009
$80,010 -----------------------------------------------------
--------------------------------
Ratios to Average Net Assets:
    Expenses                                       0.72%+
0.42%+
   Net investment income                          3.38+
3.88+ -------------------------------------------------------
------------------------------
Portfolio Turnover Rate                          14.47%
26.77%
=============================================================
== == ======================

(1) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the
  Class C share activity is included with the Class A share activity.

(2) For the six months ended June 30, 1995 (unaudited).

(3) For the period from December 2, 1992 (inception date) to
December 31, 1992.

(4) Net short term gains, if any, are included and reported
as ordinary income
    for income tax purposes.
(5) For the period from November 7, 1994 (inception date) to
December 31, 1994.
++  Not annualized as it may not be representative of the
total return for the
     year.
   + Annualized.
20


Smith Barney
Funds, Inc.


Directors

Jessica M. Bibliowicz
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Heath B. McLendon, Chairman
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer
Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


      SMITH BARNEY
      ------------

[LOGO OF TRAVELERS GROUP
APPEARS HERE]

Investment Manager

Smith Barney Mutual Funds
Management Inc.


Distributor

Smith Barney Inc.


Custodian

PNC Bank


Shareholder
Servicing Agent

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134
This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc.; Income & Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the
Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD 0628 8/95


-------------------------------------------------------------
-----------------
SEMI-ANNUAL REPORT ------------------------------------------
------------------------------------

                        Smith Barney
                         Funds, Inc.

                      Utility Portfolio
                         ------------------------------------
-----------------
                        June 30,1995



[LOGO APPEARS HERE]      Smith Barney Mutual Funds
                         Investing for your future.
                         Every day.


-------------------------------------------------------------
-----------------
Utility Portfolio -------------------------------------------
-----------------------------------

Dear Shareholder:

The Utility Portfolio's total return for the six months ended
June 30, 1995 was
12.62% for Class A shares. This compares with 15.14% for the Standard & Poor's
Utility Index, an unmanaged index of 45 gas, electric, and telephone stocks, and
11.80% for the Lehman Government/Corporate Bond Index, an unmanaged index which measures the performance of U.S. government and corporate bonds, for the same period. The average total return for all utility stock funds for the same period was 11.11%, according to Lipper Analytical Services.

Financial assets performed well across the board for the first half of 1995, and utility issues were no exception. Interest rates have declined this year almost as sharply as they rose last year. One important difference this year is that market forces are now leading interest rates down whereas in 1994 the Federal
Reserve Board led rates up. The Fed's recent decision to notch down rates by one-quarter percentage point bodes well for utility stocks since a further decline in rates is expected. As we moved through the first half of 1995, consumer sales weakened, which, in turn, contributed to a classic inventory correction. A number of key commodity prices have either declined or peaked out.
Significantly, there appears to be some progress in Washington in paring down the budget excesses of the past. Thus, we may be in an environment where short-term trends favorable to low inflation and stable interest rates are reinforced by longer-term trends.

Portfolio Strategy

We have been fully invested throughout the year. At the present time, asset allocation for the Utility Portfolio is 32% bonds and 68% stocks. The duration of the bonds is less than 10 years, and they are, for the most part, widely diversified between electric and natural gas utility issuers. In the equity sector, the breakdown is: electric, 65%; telephone, 16%; natural gas, 15%; and miscellaneous, 4%.

Deregulation is having a huge impact on electric utilities as it slowly erodes utilities' monopoly status and makes them compete to sell power, especially to large industrial users. Because of these pressures, market participants now perceive electric utility stocks to be more risky investments. This has pushed utility yields to about the same level as Treasury bond yields whereas historically, utility yields have been approximately one percentage point lower.
In this changing market environment, investors are more carefully evaluating a utility's competitive position with respect to production costs, debt levels, and market share -- making dividend yield a less important criterion.



1


In selecting stocks for the Utility Portfolio, we try to focus on companies with low payout ratios combined with being a low-cost producer of electricity.
Special situations are also an integral part of the Portfolio. One example is
Entergy, an out-of-favor electric utility with a low price/book ratio and a high yield. We think that there are a number of positive changes taking place within the company which are not yet reflected in the price of the stock. We have also added Houston Industries to the Portfolio. We believe that the sale of its cable operations will provide funds for a share buy-back plan and boost earnings. In the telephone utilities area, we have added Sprint and Comsat and increased our position in Telmex.

Outlook

As we discussed, the yield on utility stocks is historically high relative to
Treasuries. In our opinion, utility stock prices are still undervalued primarily because of the threat of deregulation and therefore have a potential for appreciation. Although increased competition and deregulation is still very real, it could take a long time to materialize. This should benefit electric utility stock performance over the near term. In the natural gas sector, the price of natural gas has also declined, but should recover later in the year.
This will be modestly positive for Questar, Tenneco and Sonat. In the telephone industry, the soft landing for the economy should keep interest rates attractive and provide unit-volume growth, which will be especially positive for Sprint.
Regulatory changes pending in Congress should benefit our largest position in
GTE, as well as Bell Atlantic.

We thank you for your confidence in our investment management and look forward to serving your investment needs in the future.

Sincerely,

/s/ Heath B. McLendon                          /s/ Philip
Miller

Heath B. McLendon                              Philip Miller
Chairman and                                   Portfolio
Manager Chief Executive Officer

July 20, 1995

2


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Historical Performance -- Class A Shares --------------------
--------------------------------------------
---------------

                            Net Asset Value -----------------
                         ---
                         Beginning      End of         Income
Capital Gain        Total
Period Ended             of Period      Period
Dividend
Distributions    Returns/(1)/
=============================================================
== == ===============================
6/30/95                   $11.31        $12.31          $0.41
$0.00            12.62% -------------------------------------
--------------------------------------------------------
12/31/94                   13.29         11.31           0.81
0.05            (8.56) --------------------------------------
-------------------------------------------------------
12/31/93                   13.07         13.29           0.81
0.31            10.37 ---------------------------------------
------------------------------------------------------
12/31/92                   13.07         13.07           0.79
0.17             7.77 ---------------------------------------
------------------------------------------------------
12/31/91                   11.94         13.07           0.79
0.06            17.21 ---------------------------------------
------------------------------------------------------
Inception*- 12/31/90       11.94         11.94           0.01
0.00             0.08
=============================================================
== == ===============================
Total                                                   $3.62
$0.59
=============================================================
== == ===============================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============================
Six Months Ended 6/30/95+                        12.62%
6.95% -------------------------------------------------------
---------
-------------------------------
Year Ended 6/30/95                               12.87
7.21 --------------------------------------------------------
--------------------------------------
Inception* through 6/30/95                        8.37
7.14 --------------------------------------------------------
--------------------------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class B Shares --------------------
---------------------------------------------------------

                            Net Asset Value -----------------
                         ---
                         Beginning      End of         Income
Capital Gain        Total
Period Ended             of Period      Period
Dividend
Distributions    Returns/(1)/
=============================================================
== == ===============================
6/30/95                   $11.32        $12.34          $0.35
$0.00           12.31% --------------------------------------
--
------------------------------------------------------
Inception*-12/31/94        11.29         11.32           0.12
0.05            1.82
=============================================================
== == ===============================
Total                                                   $0.47
$0.05
=============================================================
== == ===============================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class B Shares ---------------
-------------------------------------------------------------
-
                                                     Without
With
                                                 Sales
Charge/(1)/         Sales Charge/(2)/
=============================================================
== == ===============================
Six Months Ended 6/30/95+                             12.31%
7.31% -------------------------------------------------------
---------------------------------------
Inception* through 6/30/95                            14.36
9.36 --------------------------------------------------------
--------------------------------------



3


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Historical Performance -- Class C Shares --------------------
---------------------------------------------------------

                            Net Asset Value -----------------
                         ---
                         Beginning      End of         Income
Capital Gain        Total
Period Ended             of Period      Period
Dividend
Distributions    Returns/(1)/
=============================================================
== == ===============================
6/30/95                   $11.32        $12.33         $0.35
$0.00           12.22% --------------------------------------
-------------------------------------------------------
12/31/94                   13.28         11.32          0.71
0.05           (9.19) ---------------------------------------
------------------------------------------------------
12/31/93                   13.07         13.28          0.71
0.31            9.48 ----------------------------------------
-----------------------------------------------------
Inception*-12/31/92        12.98         13.07          0.03
0.16            2.23
=============================================================
== == ===============================
Total                                                  $1.80
$0.52
=============================================================
== == ===============================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class C Shares ---------------
-------------------------------------------------------------
-
                                                     Without
With
                                                 Sales
Charge/(1)/         Sales Charge/(2)/
=============================================================
== == ===============================
Six Months Ended 6/30/95+                             12.22%
11.22% ------------------------------------------------------
----------------------------------------
Year Ended 6/30/95                                    12.07
11.07 -------------------------------------------------------
---------------------------------------
Inception* through 6/30/95                             5.23
5.23 --------------------------------------------------------
--------------------------------------

-------------------------------------------------------------
-----------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge/(1)/
=============================================================
== == ===============================
Class A (Inception* through 6/30/95)
43.66% ------------------------------------------------------
----------------------------------------
Class B (Inception* through 6/30/95)
14.36 -------------------------------------------------------
---------------------------------------
Class C (Inception* through 6/30/95)
14.03 -------------------------------------------------------
---------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase. Class C shares reflect the deduction of a
 1.00% CDSC if shares are redeemed within the first year of purchase.

*  Inception dates for Class A, B and C shares are December
28,
1990,
    November 7, 1994 and December 2, 1992, respectively.

+  Represents total return for the period from January 1,
1995
through June 30,
    1995, not annualized.
4


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Historical Performance --------------------------------------
----------------------------------------
               Growth of $10,000 Invested in Class A Shares
       of The Utility Portfolio vs Standard & Poor's Utility,
       Lehman
Bros.
                   Intermediate Corp. Bond and Lehman Bros.
                         Government Corp. Bond Indexes
                                  (unaudited)
-------------------------------------------------------------
-----------------
                           December 1990 - June 1995
                             [GRAPH APPEARS HERE]

                                           Lehman Brothers
Lehman Brothers
              Utility           S&P       Intermediate
Corp.
Gov't. Corp.
  Date        Portfolio        Utility         Bond Index
Bond Index
  ----        ---------        -------         ----------
----------
12/28/90       9,550           10,000           10,000
10,000
12/90          9,559           10,012           10,017
10,010
12/91         11,205           11,479           11,742
10,544
12/92         12,076           12,636           12,675
12,378
12/93         13,326           14,453           14,054
13,698
12/94         12,185           12,946           13,738
13,788
6/95          13,723           14,906           15,379
15,415


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 28, 1990, assuming deduction of the maximum 4.50% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, afterwards at net asset value) and capital gains at net asset value through June 30, 1995.
The Standard & Poor's Utility Index is composed of Telephone,
Natural Gas and
 Electric Companies. The Lehman Brothers Intermediate (1-10)
Corporate Bond
Index includes all publicly issued fixed rate, nonconvertible investment grade
SEC-registered corporate debt. The Lehman Brothers Government Corp. Bond Index includes the Government and Corporate Bond Indexes, including U.S. government treasury and agency securities, corporate and yankee bonds. The corporate index sectors are industrial finance, utility and Yankee. The indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


5


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Schedule of Investments (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------


   SHARES                       SECURITY
VALUE
=============================================================
== == ==============
COMMON STOCKS -- 59.6%
ELECTRIC -- 37.5%
     35,000         American Electrical Power
Co. $     1,229,375
     100,000         DPL Inc. Holding Co.
2,212,500
    125,000         Eastern Utilities
Association 2,828,125
     70,000         Energy Corp.
1,688,750
     25,000         Florida Progress Corp.
781,250
     50,000         Illinova Corp.
1,268,750
     10,000         Houston Industries
421,250
    100,000         Montana Power Co.
2,300,000
     93,700         New York State Electric & Gas Corp.
2,190,238
    110,000         Northeast Utilities
2,475,000
    100,000         Pacificorp
1,875,000
     80,000         Peco Energy Co.
2,210,000
     60,000         Portland General Corp.
1,327,500
    110,000         Public Service Enterprise Group
3,052,500
     59,000         Texas Utilities Co.
2,028,125
     60,000         United Illumination Co.
1,980,000 ---------------------------------------------------
--------------------------

29,868,363 --------------------------------------------------
---------------------------
NATURAL GAS -- 10.7%
     30,000         Central & Southwest Corp.
787,500
     25,000         CMS Energy Corp.
615,625
     40,000         Questar Corp.
1,150,000
     10,000         Sonat Inc.
305,000
     25,000         Tenneco Inc.
1,150,000
     50,000         UGI Corp.
1,056,250
    155,000         Washington Energy Co.
2,538,125
     50,000         Williams Coal Steam Gas Trust
887,500 -----------------------------------------------------
------------------------

8,490,000 ---------------------------------------------------
--------------------------
TELECOMMUNICATION -- 3.0%
     50,000         Comsat Corp.
981,250
     20,000         Sprint Corp.
672,500
     25,000         Telefonos de Mexico
740,625 -----------------------------------------------------
--
-----------------------
2,394,375 ---------------------------------------------------
--------------------------
TELEPHONE -- 6.2%
     15,000         Bell Atlantic Corp.
840,000
    120,000         GTE Corp.
4,095,000 ---------------------------------------------------
--------------------------

4,935,000 ---------------------------------------------------
--------------------------

                      See Notes to Financial Statements.
6


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Schedule of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------


   SHARES                       SECURITY
VALUE
=============================================================
== == ==============
Real Estate Investment Trusts -- 2.2%
     25,000         McArthur Glen Realty
$   365,625
     50,000         Storage USA Inc.
1,418,750 ---------------------------------------------------
--------------------------

1,784,375 ---------------------------------------------------
--------------------------
                    TOTAL COMMON STOCKS (Cost -- $45,434,908)
47,472,113
=============================================================
== == ==============


    FACE
   AMOUNT                       SECURITY
VALUE
=============================================================
== == ==============
CORPORATE BONDS -- 37.7%
AIRLINE -- 3.0%
 $2,150,000         Delta Airlines, 9.900% due 6/16/02
2,413,375 ---------------------------------------------------
--------------------------
ELECTRIC -- 28.6%
  1,000,000         Cleveland Electric
Illumination,
                     9.375% due 3/01/17
970,000
  2,000,000         Coastal Corp., 10.750% due 10/01/10
2,512,500
  2,000,000         Coastal Corp., 9.625% due 5/15/12
2,300,000
  3,000,000         First Private Funding, 10.300% due
1/15/14
3,082,500
  3,825,000         National Coop Services, 9.480% due
1/01/12
4,135,781
  2,000,000         National Rural Utilities, 9.000% due
9/1/21
2,235,000
  1,980,000         Public Service Electric, 8.750% due
11/01/21
2,128,500
  2,900,000         Texas New Mexico Power, 10.750% due
9/15/03
3,055,875
  2,000,000         Texas Utilities Electric, 9.750% due
5/01/21
2,322,500 ---------------------------------------------------
--------------------------

22,742,656 --------------------------------------------------
---------------------------
NATURAL GAS -- 3.9%
  2,000,000         Transcontinental Pipeline, 9.125% due
2/01/17
2,102,500
  1,000,000         Westinghouse Electric Co., 8.625% due
8/01/12
1,032,500 ---------------------------------------------------
--------------------------

3,135,000 ---------------------------------------------------
--------------------------
TRANSPORTATION -- 2.2%
  2,000,000         Greyhound, 10.000% due 7/31/01
1,737,500 ---------------------------------------------------
--------------------------
                    TOTAL CORPORATE BONDS (Cost --
$29,500,561) 30,028,531
=============================================================
== == ==============
EURO BONDS -- 2.7%
  2,000,000         Fisher Brothers Financial Realty,
                    10.75% due 12/17/00 (Cost -- $2,250,000)
2,110,000
=============================================================
== == ==============
                    TOTAL INVESTMENTS -- 100%
                   (Cost -- $77,185,469*)
$79,610,644
=============================================================
== == ==============

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.
7


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
--
---------------------------------
Statement of Assets and Liabilities (unaudited)
June 30, 1995 -----------------------------------------------
------------------------------

ASSETS:
   Investments, at value (Cost -- $77,185,469)
$79,610,644
   Receivable for securities sold
419,544
   Dividends and interest receivable
1,178,266 ---------------------------------------------------
--------------------------
   Total Assets
81,208,454 --------------------------------------------------
---------------------------
LIABILITIES:
   Management fees payable
40,386
   Distribution costs payable
16,187
   Dividends payable
434,198
   Accrued expenses
59,949
   Other liabilities
727,750 -----------------------------------------------------
------------------------
   Total Liabilities
1,278,470 ---------------------------------------------------
--------------------------
Total Net Assets
$79,929,984
=============================================================
== == ==============
NET ASSETS:
   Par value of capital shares
$    64,898
   Capital paid in excess of par value
77,266,117
   Overdistributed net investment income
(54,359)
   Accumulated net realized gain on security transactions
228,153
   Net unrealized appreciation of investments
2,425,175 ---------------------------------------------------
--------------------------
Total Net Assets
$79,929,984
=============================================================
== == ==============
Shares Outstanding:
   Class A
5,661,001 ---------------------------------------------------
--------------------------
   Class B
198,878 -----------------------------------------------------
------------------------
   Class C
629,937 -----------------------------------------------------
------------------------
Net Asset Value:
   Class A (and redemption price)
$12.31 ------------------------------------------------------
-----------------------
   Class B*
$12.34 ------------------------------------------------------
-----------------------
   Class C**
$12.33 ------------------------------------------------------
-----------------------
Class A Maximum Public Offering Price Per Share
(net asset value plus 5.26% of net asset value per share)
$12.96
=============================================================
== == ==============

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase.

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.
8


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
----------------------------------
Statement of Operations (unaudited) -------------------------
----------------------------------------------------
For the Six Months Ended June 30, 1995


INVESTMENT INCOME:
   Dividends
$1,573,331
   Interest
1,523,606 ---------------------------------------------------
--------------------------
   Total Investment Income
3,096,937 ---------------------------------------------------
--------------------------
EXPENSES:
   Management fees (Note 2)
239,216
   Distribution fees (Note 2)
136,541
   Shareholder and system servicing fees
34,449
   Registration fees
16,860
   Shareholder communications
9,421
   Custody
7,935
   Audit and legal
5,703
   Directors' fees
1,240
   Other
3,919 -------------------------------------------------------
----------------------
   Total Expenses
455,284 -----------------------------------------------------
------------------------
Net Investment Income
2,641,653 ---------------------------------------------------
--------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Security
   Transactions (excluding short-term
   securities):
      Proceeds from sales
7,506,324
      Cost of securities sold
7,282,987 ---------------------------------------------------
--------------------------
   Net Realized Gain
223,337 -----------------------------------------------------
------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period
(4,227,598)
      End of period
2,425,175 ---------------------------------------------------
--------------------------
   Increase in Net Unrealized Appreciation
6,652,773 ---------------------------------------------------
--------------------------
Net Gain on Investments
6,876,110 ---------------------------------------------------
--------------------------
Increase in Net Assets From Operations
$9,517,763
=============================================================
== == ==============

                      See Notes to Financial Statements.
9
Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Statements of Changes in Net Assets -------------------------
-----------------------------------------------------

For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


1995                 1994
=============================================================
== == ==================================
OPERATIONS:
   Net investment income
$  2,641,653         $  6,071,341
   Net realized gain
223,337              336,336
   Increase (decrease) in net unrealized appreciation
      of investments
6,652,773          (15,551,622) -----------------------------
-------------------------------------------------------------
---
----
   Increase (Decrease) in
      Net Assets From Operations
9,517,763           (9,143,945) -----------------------------
-------------------------------------------------------------
------
DISTRIBUTION TO
SHAREHOLDERS FROM:
   Net investment income
(2,696,012)          (6,203,791)
   Net realized gain
--             (339,516)
-------------------------------------------------------------
------------------------------------
   Decrease in Net Assets From
      Distributions To Shareholders
(2,696,012)          (6,543,307) ----------------------------
-------------------------------------------------------------
--------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares
3,863,832            9,101,919
   Net asset value of shares issued for
      reinvestment of dividends
1,512,348            4,384,725
   Cost of shares reacquired
(9,681,120)         (41,366,290) ----------------------------
-------------------------------------------------------------
-------
   Decrease in Net Assets From Fund
      Share Transactions
(4,304,940)         (27,879,646) ----------------------------
-------------------------------------------------------------
--------
Increase (Decrease) In Net Assets
2,516,811          (43,566,898)
NET ASSETS:
   Beginning of period
77,413,173          120,980,071 -----------------------------
-------------------------------------------------------------
------
   End of period*
$79,929,984         $ 77,413,173
=============================================================
== == ==================================
* Includes overdistributed net investment income of:
$(54,359)                  --
=============================================================
== == ==================================

                      See Notes to Financial Statements.
10


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Notes to Financial Statements (unaudited) -------------------
-----------------------------------------------------------

     1. Significant Accounting Policies

      The Utility Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this
Portfolio and five other separate investment portfolios:
Income and Growth, U.S.
Government Securities, Income Return Account, Monthly Payment
Government and
Short-Term U.S. Treasury Securities Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently
followed by the Fund are:
(a) securities transactions are accounted for on trade date;
(b) securities
traded on national securities markets are valued at the
closing prices on such
markets; securities for which no sales price was reported and
U.S. Government
and Government Agency obligations are valued at the mean
between the bid and
asked prices; short-term investments that have a maturity of more than 60 days
are valued at prices based on market quotations for
securities of similar type,
yield and maturity; short-term investments that have a
maturity of 60 days or
less are valued at cost plus accreted discount, or minus
amortized premium, as
applicable; (c) dividend income is recorded on the ex-
dividend date and interest
income is recorded on the accrual basis; (d) gains or losses on the sale of
securities are calculated by using the specific
identification method; (e)
direct expenses are charged to each portfolio and each class;
management fees
and general fund expenses are allocated on the basis of
relative net assets; (f)
dividends and distributions to shareholders are recorded on
the ex-dividend
date; (g) the accounting records are maintained in U.S.
dollars. All assets and
liabilities denominated in foreign currencies are translated into U.S. dollars
based on the rate of exchange of such currencies against U.S.
dollars on the
date of valuation. Purchases and sales of securities, and
income and expenses
are translated at the rate of exchange quoted on the
respective date that such
transactions are recorded. Differences between income and
expense amounts
recorded and collected or paid are adjusted when reported by the custodian bank;
(h) each portfolio intends to comply with the requirements of the Internal
Revenue Code pertaining to regulated investment companies and to make the
required distributions to shareholders; therefore, no
provision for Federal
income taxes has been made; and (i) during 1994, the Fund
adopted Statement of
------------
Position 93-2
-------------


11


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

Determination, Disclosure, and Financial Statement Presentation of Income, -------------------------------------
-----------------------------------
Capital Gain, and Return of Capital Distributions by Investment Companies. ---------------------------------------
---------------------------------
Accordingly, the net investment loss of $48,269 at December 31, 1994 has been reclassified to paid-in capital. Net investment income, net realized gains, and net assets were not affected by this change.

   2. Management Agreement and Transactions with Affiliated
Persons

   Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The
Utility Portfolio pays SBMFM a management fee calculated at an annual rate of
0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares and primary broker for its portfolio agency transactions. For the six months ended June 30, 1995, SB received brokerage commissions of $2,100 and sales charges of approximately $39,000 on sales of Utility
Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares if redemption occurs less than one year from initial purchase and declines by 1.00% per year thereafter until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the six months ended June 30, 1995, there were approximately $3,000 in such charges.

    Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class, respectively. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class, respectively. All officers and three directors of the Fund are employees of SB.

12


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

     3. Investments
  During the six months ended June 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $6,469,320 and $7,506,324, respectively.

    At June 30, 1995, the net unrealized appreciation of investments for
Federal income tax purposes consisted of the following:


=============================================================
== == ==============
Gross unrealized appreciation
$  4,727,200
Gross unrealized depreciation
(2,302,025) -------------------------------------------------
----------------------------
Net unrealized appreciation
$  2,425,175
=============================================================
== == ==============

     4. Repurchase Agreements
      The Portfolio purchases (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. Capital Shares
     At June 30, 1995, there were two billion shares of $0.01 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective November 7,
1994, the Fund adopted a new class structure, renaming existing Class B shares as Class C shares and exchanging former Class C shares into Class A shares. At
June 30, 1995, total paid-in capital amounted to the following for each class:


                                           Class A
Class B
Class C
=============================================================
== == ===============
Total Paid-in Capital                    $66,369,022
$2,307,654    $8,654,339
=============================================================
== == ===============


13


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

    Transactions in shares of each class were as follows:

                                     Six Months Ended
Year Ended
                                      June 30, 1995
December 31, 1994*
                              -------------------------------
-------------------------
                                Shares            Amount
Shares             Amount
=============================================================
== == ================================
Class A++
Shares sold                    129,176         $ 1,516,185
399,731       $  4,862,656
Shares issued on
   reinvestment                112,716           1,329,040
333,095          3,997,753
Shares redeemed               (663,681)         (7,916,671)
(3,185,160)       (39,122,649) ------------------------------
--
-------------------------------------------------------------
--
Net Decrease                  (421,789)        $(5,071,446)
(2,452,334)      $(30,262,240)
=============================================================
== == ================================
Class B
Shares sold                    138,967         $ 1,630,737
65,088       $    738,648
Shares issued on
   reinvestment                  2,662              31,575
279              3,155
Shares redeemed                 (7,837)            (92,795)
(281)            (3,206) ------------------------------------
--
---------------------------------------------------------Net
Increase                       133,792         $ 1,569,517
65,086       $    738,597
=============================================================
== ==
================================
Class C+
Shares sold                     61,089         $   716,910
282,137       $  3,500,615
Shares issued on
   reinvestment                 12,856             151,733
32,304            383,817
Shares redeemed               (141,082)         (1,671,654)
(187,475)        (2,240,435) --------------------------------
--
-------------------------------------------------------------
Net Increase (Decrease)        (67,137)        $  (803,011)
126,966       $  1,643,997
=============================================================
== == ================================

 * For Class B shares, transactions are for the period from November 7, 1994
   (inception date) to December 31, 1994.
++ On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the
  Class C share activity is included with the Class A share activity.

+ On November 7, 1994 the former Class B shares were renamed
Class C shares.

14


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
-----------------------------------
Financial Highlights ----------------------------------------
--------------------------------------

For a share of each class of capital stock outstanding throughout each period:


Class A Shares                                1995(1)
1994 1993         1992        1991
=============================================================
== == =======================================
Net Asset Value, Beginning of Period          $11.31
$13.29       $13.07       $13.07      $11.94 ----------------
-------------------------------------------------------------
------------------------
Income (Loss) From Operations:
   Net investment income                        0.40
0.79         0.82         0.79        0.78
   Net realized and unrealized
      gain (loss) on investments                1.01
(1.91)        0.52         0.17        1.20 -----------------
--
-------------------------------------------------------------
-----------------------
Total Income (Loss) From Operations             1.41
(1.12)        1.34         0.96        1.98 -----------------
--
-------------------------------------------------------------
----------------------
Less Distributions:
   Dividends from net investment income        (0.41)
(0.81)       (0.81)       (0.79)      (0.79)
   Distributions from net realized gains on security
      transactions (2)                         --
(0.05)       (0.31)       (0.17)      (0.06) ----------------
-------------------------------------------------------------
------------------------
Total Distributions                            (0.41)
(0.86)       (1.12)       (0.96)      (0.85) ----------------
-------------------------------------------------------------
------------------------
Net Asset Value, End of Period                $12.31
$11.31       $13.29       $13.07      $13.07 ----------------
-------------------------------------------------------------
------------------------
Total Return                                   12.62%++
(8.56)%      10.37%        7.77%      17.21% ----------------
--
-------------------------------------------------------------
-----------------------
Net Assets, End of Period (000s)             $69,709
$68,788     $113,080     $126,437    $104,905 ---------------
-------------------------------------------------------------
-------------------------
Ratios to Average Net Assets:
   Expenses                                     1.04%+
1.01%        0.98%        1.07%       1.00%
   Net investment income                        6.71+
6.54         5.97         6.13        6.61 ------------------
-------------------------------------------------------------
----------------------
Portfolio Turnover Rate                         8.21%
23.54%       36.68%       27.54%      39.45%
=============================================================
== == =======================================

Class B Shares(3)                             1995(1)
1994(4)
=============================================================
== == =======================================
Net Asset Value, Beginning of Period          $11.32
$11.29 ------------------------------------------------------
------------------------------------------------
Income From Operations:
   Net investment income                        0.36
0.14
   Net realized and unrealized
      gain on investments                       1.01
0.06 --------------------------------------------------------
----------------------------------------------
Total Income From Operations                    1.37
0.20 --------------------------------------------------------
----------------------------------------------
Less Distributions:
   Dividends from net investment income        (0.35)
(0.12)
   Distributions from net realized gains on
      security transactions (2)                   --
(0.05) ------------------------------------------------------
------------------------------------------------
Total Distributions                            (0.35)
(0.17) ------------------------------------------------------
------------------------------------------------
Net Asset Value, End of Period                $12.34
$11.32 ------------------------------------------------------
------------------------------------------------
Total Return                                   12.31%++
1.82%++ -----------------------------------------------------
-------------------------------------------------
Net Assets, End of Period (000s)              $2,453
$737 --------------------------------------------------------
----------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     1.73%+
1.67%+
   Net investment income                        6.03+
4.71+ -------------------------------------------------------
-----------------------------------------------
Portfolio Turnover Rate                         8.21%
23.54%
=============================================================
== == =======================================

(1) For the six months ended June 30, 1995 (unaudited).

(2) Net short-term gains, if any, are included and reported as ordinary income for tax purposes.

(3) On November 7, 1994 the former Class B shares were renamed Class C shares.

(4) For the period from November 7, 1994 (inception date) to
December 31, 1994.

++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.


15


Smith Barney Funds, Inc.
Utility Portfolio -------------------------------------------
--------------------------------
Financial Highlights (continued) ----------------------------
-----------------------------------------------

For a share of each class of capital stock outstanding throughout each period:


Class C Shares(1)                          1995(3)    1994
1993    1992(4)
=============================================================
== == ============
Net Asset Value, Beginning of Period       $11.32   $13.28
$13.07    $12.98 --------------------------------------------
-------------------------------
Income (Loss) From Operations:
   Net investment income                     0.35     0.71
0.73      0.02
   Net realized and unrealized
      gain (loss) on investments             1.01    (1.91)
0.50      0.26 ----------------------------------------------
-----------------------------
Total Income (Loss) From Operations          1.36    (1.20)
1.23      0.28 ----------------------------------------------
-----------------------------
Less Distributions:
  Dividends from net investment income     (0.35)   (0.71)
(0.71)    (0.03)
   Distributions from net realized gains on
      security transactions (2)                --    (0.05)
(0.31)    (0.16) --------------------------------------------
-------------------------------
Total Distributions                         (0.35)   (0.76)
(1.02)    (0.19) --------------------------------------------
-------------------------------
Net Asset Value, End of Period             $12.33   $11.32
$13.28    $13.07 --------------------------------------------
-------------------------------
Total Return                                12.22%++ (9.19)%
9.48%     2.23%++ -------------------------------------------
--------------------------------
Net Assets, End of Period (000s)           $7,768   $7,889
$7,573      $860 --------------------------------------------
-------------------------------
Ratios to Average Net Assets:
   Expenses                                  1.79%+   1.77%
1.72%     1.55%+
   Net investment income                     5.98+    5.87
5.12      2.45+ ---------------------------------------------
------------------------------
Portfolio Turnover Rate                      8.21%   23.54%
36.68%    27.45%
=============================================================
== == ============

(1) On October 10, 1994 the former Class C shares were exchanged into Class A shares; therefore for the period from January 1, 1994 to October 9, 1994 the
 Class C share activity is included with the Class A share activity.

(2) Net short term gains, if any, are included and reported as ordinary income for tax purposes.
(3) For the six months ended June 30, 1995 (unaudited).
(4) For the period from December 2, 1992 (inception date) to December 31, 1992.
  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.

 +  Annualized.

16


Smith Barney
Funds, Inc.

Directors

Jessica M. Bibliowicz
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Heath B. McLendon, Chairman
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------
[LOGO OF TRAVELERS
GROUP APPEARS HERE]

Investment Manager
Smith Barney Mutual Funds
Management Inc.


Distributor

Smith Barney Inc.


Custodian

PNC Bank


Shareholder
Servicing Agent

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc.: Utility Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the
Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD 0629 8/95 ------------------------------------------------
------------------------------
                              SEMI-ANNUAL REPORT ------------
-------------------------------------------------------------
----
                             Smith Barney
                             Funds, Inc.
                             Monthly Payment
                             Government
                          Portfolio
                             U.S. Government
                             Securities Portfolio -----------
                             ------------------------
---------------
                             June 30, 1995

        [RECYCLING LOGO      Smith Barney Mutual Funds
         APPEARS HERE]       Investing for your
future.
                             Every day.

-------------------------------------------------------------
-----------------
Monthly Payment Government and
U.S. Government Securities Portfolios -----------------------
-------------------------------------------------------

Dear Shareholder:

For the six months ended June 30, 1995, the total return for Class A shares of the Smith Barney Funds-Monthly Payment Government Portfolio was 10.39%, and the total return for the U.S. Government Securities Portfolio was 10.62%. This
compares with a total return of 10.84% for the unmanaged
Lehman Brothers GNMA
Mutual Fund Index, a broad measure of performance of Government National
Mortgage Association (GNMA) securities, for the same period. Both Portfolios outperformed the average Ginnie Mae fund, which returned 10.22% for the same period, according to Lipper Analytical Services.

Market Review

Although we had expected that 1995 would be a positive year for the bond market, we did not anticipate the strength of the rally we have witnessed over the course of the last six months. Therefore, we maintained a position that had similar characteristics to the Ginnie Mae index. As economic growth slowed and inflation appeared to be in check, particularly in the second quarter, interest rates began to fall, causing bond prices to rise. In our opinion, there were three major factors, beside the overall picture of a slowing economy, behind the rally.

The first area of support came from foreign central banks which intervened to support the U.S. dollar after it fell precipitously early in the year. As the banks purchased dollars, they invested them in U.S. Treasury securities, particularly in maturities at the front end of the yield curve.

Second, because last year's bond market was so depressed, many investors were under-invested. In 1995, when interest rates began to fall, buyers re-entered the market. The buying had a snowball effect, causing bond prices to rise dramatically and yields to fall.

The third boost to the bond market came from foreign private investors.
Believing that the dollar had reached bottom, these investors bought a record
$29.7 billion of U.S. Treasury securities in the first quarter of 1995.

During the first quarter, mortgage-backed securities outperformed Treasuries because rates were still high enough to mitigate prepayment fears. As the rally progressed into the second quarter, and yields came down, more of the mortgage universe became subject to refinancings causing Treasuries to outperform Ginnie
Maes.


1

Portfolio Strategy

To help insulate the Portfolios against rapid prepayment risk, if it should occur, we have invested a significant amount of the Portfolios' assets in Ginnie
Mae securities which are trading below or near par. In addition, recently, in an effort to maintain the Portfolios' average maturity, we added to our Treasury holdings with some longer-term bonds. If the rally in the bond market continues, we would be likely to add to our Treasury position.

Outlook

On July 6, 1995, the Federal Reserve Board eased monetary policy and lowered the target federal funds rate (the rate banks charge each other for overnight loans) by one-quarter percentage point. Although this did cause a brief but powerful one-day rally in the financial markets, followed by a minor correction, in our view it had little other substantive impact. It did, however, reinforce the belief among investors that inflation is not a threat and rates are probably headed somewhat lower.

Looking forward, there are several areas that are worth reviewing. One of those is prepayments. As we mentioned earlier, the market rally has subjected a large portion of the mortgage-backed security universe to prepayment risks. So far, these risks have been largely unrealized. While there has been an increase in prepayments, it has been no where near the levels we saw in 1992 and 1993.
Although prepayment levels should be higher in the second half, we do not believe that they will be unmanageable, and mortgage-backed securities should do well under the circumstances.

The second area we want to look at is what might happen to interest rates. While there are no guarantees, it would be unprecedented for the Fed to lower interest rates only once. Therefore, we believe that we will see further rate decreases, although perhaps not in the near-term. By the end of the year, however, we think that the federal funds rate, which is now 5.75%, may reach 5.25%. The market has probably already discounted this reduction in rates, but in our view, there may be room for longer-term rates to come down a bit more, which also leaves room for more price appreciation in the bond market.

We thank you for your confidence in our investment management and look forward to serving your investment needs in the future.

Sincerely,

/s/ Heath B. McLendon                          /s/ Patrick
Sheehan

Heath B. McLendon                              Patrick
Sheehan
Chairman and                                   Vice President
Chief Executive Officer

July 31, 1995

2

Smith Barney Funds, Inc.
Monthly Payment Government Portfolio ------------------------
-----------------------------------------------------
Historical Performance -- Class A Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income Capital Gain           Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $11.86        $12.67
$0.41
$0.00          10.39% ---------------------------------------
----------------------------------------------------------
12/31/94                      12.85         11.86
0.81
0.00          (1.36) ----------------------------------------
---------------------------------------------------------
12/31/93                      12.96         12.85
0.88
0.06           6.51 -----------------------------------------
--
-------------------------------------------------------
12/31/92                      13.12         12.96
0.96
0.05           6.83 -----------------------------------------
--
-------------------------------------------------------
12/31/91                      12.41         13.12
1.11
0.03          15.66
-------------------------------------------------------------
-------------------------------------
12/31/90                      12.37         12.41
1.11
0.00           9.89 -----------------------------------------
--
-------------------------------------------------------
12/31/89                      11.74         12.37
1.11
0.00          15.45 -----------------------------------------
--
-------------------------------------------------------
12/31/88                      11.83         11.74
1.09
0.00           8.75 -----------------------------------------
--
--------------------------------------------------------
12/31/87                      12.59         11.83
0.99
0.01           2.09 -----------------------------------------
--------------------------------------------------------
Inception*-12/31/86           12.50         12.59
0.81
0.00           7.44
=============================================================
== == ===================================
Total
$9.28
$0.15
=============================================================
== == ===================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
Six Months Ended 6/30/95+                       10.39%
5.41% -------------------------------------------------------
-----------------------
Year Ended 6/30/95                              12.07
7.01 --------------------------------------------------------
----------------------
Five Years Ended 6/30/95                         8.68
7.67 --------------------------------------------------------
----------------------
Inception* through 6/30/95                       8.85
8.30 --------------------------------------------------------
----------------------

-------------------------------------------------------------
---
---------------
Historical Performance -- Class B Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income
Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                     $11.85         $12.66
$0.38
$0.00            10.22% -------------------------------------
-------------------------------------------------------------
Inception*-12/31/94          11.78          11.85
0.12
0.00             1.64
=============================================================
== == ===================================
Total
$0.50
$0.00
=============================================================
== == ===================================



3

Smith Barney Funds, Inc.
Monthly Payment Government Portfolio ------------------------
------------------------------------------------------
Average Annual Total Return -- Class B Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
Six Months Ended 6/30/95+                       10.22%
5.72% -------------------------------------------------------
-----------------------
Inception* through 12/31/94                     11.93
7.43 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class C Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income
Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $11.86        $12.67
$0.38
$0.00           10.15% --------------------------------------
-----------------------------------------------------------
12/31/94                      12.85         11.86
0.73
0.00           (2.07) ---------------------------------------
----------------------------------------------------------
12/31/93                      12.96         12.85
0.79
0.06            5.77 ----------------------------------------
---------------------------------------------------------
Inception*-12/31/92           12.89         12.96
0.08
0.00            1.15
=============================================================
==
== ===================================
Total
$1.98
$0.06
=============================================================
== == ===================================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class C Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
Six Months Ended 6/30/95+                        10.15%
9.15% -------------------------------------------------------
-----------------------
Year Ended 6/30/95                               11.54
10.54 -------------------------------------------------------
-----------------------
Inception* through 6/30/95                        5.72
5.72 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge/(1)/
=============================================================
== == ===============
Class A (Inception* through 6/30/95)
118.35% -----------------------------------------------------
-------------------------
Class B (Inception* through 6/30/95)
11.93 -------------------------------------------------------
-----------------------
Class C (Inception* through 6/30/95)
15.40 -------------------------------------------------------
-----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. Class C shares reflect the deduction of a
 1.00% CDSC if shares are redeemed within the first year of purchase.

 * Inception dates for Class A, B and C shares are April 16,
1986, November 10,
    1994 and December 2, 1992, respectively.

+ Represents total return for the period from January 1, 1995 through June 30,
    1995, not annualized.

4

Smith Barney Funds, Inc.
Monthly Payment Government Portfolio ------------------------
-----------------------------------------------------
Historical Performance --------------------------------------
----------------------------------------

         Growth of $10,000 Invested in Class A Shares of the
Monthly
            Payment Government Portfolio vs. Lehman Brothers
                              GNMA Mutual Fund Index+
                                  (unaudited) ---------------
                                  --
-------------------------------------------------------------
                            April 1986 - June 1995

                             [GRAPH APPEARS HERE]

Date       Monthly Payment Portfolio     Lehman Brothers GNMA
Mutual Fund Index
----       -------------------------     --------------------
--
---------------
4/86                 9,601
10,000
12/86               10,289
10,754
12/87               10,603
11,220
12/88               11,485
12,207
12/89               13,210
14,120
12/90               14,464
15,612
12/91               16,669
18,117
12/92               17,752
19,461
12/93               18,854
20,740
12/94               18,560
20,997
6/95                20,372
23,272


+ Hypothetical illustration of $10,000 invested in Class A
shares
at inception
on April 16, 1986 assuming deduction of the maximum 4.00%
sales charge in
effect at the time of investment and reinvestment of
dividends (after
deduction of applicable sales charge through November 7,
1994, afterwards at
net asset value) and capital gains at net asset value through
June 30, 1995.
The Lehman Brothers GNMA Mutual Fund Index is composed of 15-
year and 30-year
  fixed-rate securities backed by mortgage pools of the
Government National
Mortgage Association. The Index is unmanaged and is not
subject to the
  management and trading expenses of a mutual fund. The
performance of the
Portfolio's other classes may be greater or less than the
Class A                    shares'
  performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


5

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Historical Performance -- Class A Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $12.50        $13.33
$0.49
$0.00         10.62% ----------------------------------------
---------------------------------------------------------
12/31/94                      13.66         12.50
0.96
0.00         (1.48) -----------------------------------------
---------------------------------------------------------
12/31/93                      13.87         13.66
0.98
0.11          6.40
-------------------------------------------------------------
-------------------------------------
12/31/92                      14.10         13.87
1.08
0.08          6.85
-------------------------------------------------------------
-------------------------------------
12/31/91                      13.22         14.10
1.13
0.05         16.29
-------------------------------------------------------------
-------------------------------------
12/31/90                      13.17         13.22
1.18
0.00          9.95
-------------------------------------------------------------
-------------------------------------
12/31/89                      12.56         13.17
1.21
0.00         15.11
-------------------------------------------------------------
-------------------------------------
12/31/88                      12.68         12.56
1.20
0.00          8.72
-------------------------------------------------------------
-------------------------------------
12/31/87                      13.89         12.68
1.31
0.24          2.67
-------------------------------------------------------------
-------------------------------------
12/31/86                      13.95         13.89
1.44
0.04         10.76 ------------------------------------------
--
------------------------------------------------------
12/31/85                      12.76         13.95
1.22
0.00         19.59 ------------------------------------------
--
------------------------------------------------------
Inception*-12/31/84           12.50         12.76
0.20
0.00          3.32
=============================================================
== == ===================================
Total
$12.40
$0.52
=============================================================
== == ===================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
For the Six Months Ended 6/30/95+                10.62%
5.64% -------------------------------------------------------
-----------------------
For the Year Ended 6/30/95                       12.28
7.24 --------------------------------------------------------
----------------------
Five Years Ended 6/30/95                          8.99
7.99 --------------------------------------------------------
----------------------
Ten Years Ended 6/30/95                          10.32
9.80 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class B Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income
Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $12.51         $13.34
$0.45
$0.00           10.35% --------------------------------------
-----------------------------------------------------------
Inception*-12/31/94           12.47          12.51
0.12
0.00            2.04
=============================================================
== == ===================================
Total
$0.57
$0.00
=============================================================
== == ===================================

6

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
------------------------------------------------------
Average Annual Total Return -- Class B Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
For the Six Months Ended 6/30/95+                10.35%
5.85% -------------------------------------------------------
-----------------------
Inception* through 6/30/95                       12.60
8.10 --------------------------------------------------------
----------------------

-------------------------------------------------------------
--
----------------
Historical Performance -- Class C Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income
Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $12.50        $13.32
$0.46
$0.00          10.30% ---------------------------------------
----------------------------------------------------------
12/31/94                      13.66         12.50
0.87
0.00          (2.11) ----------------------------------------
---------------------------------------------------------
12/31/93                      13.86         13.66
0.88
0.11           5.74 -----------------------------------------
--------------------------------------------------------
Inception*-12/31/92           14.01         13.86
0.30
0.00           1.07
=============================================================
== == ===================================
Total
$2.51
$0.11
=============================================================
== == ===================================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class C Shares ---------------
-------------------------------------------------------------
-
                                               Without
With
                                           Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
For the Six Months Ended 6/30/95+               10.30%
9.30% -------------------------------------------------------
-----------------------
Year Ended 6/30/95                              11.72
10.72 -------------------------------------------------------
-----------------------
Inception* through 6/30/95                       5.72
5.72 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class Y Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income Capital Gain       Total
Period Ended               of Period      of Period
Dividends
Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $12.51        $13.33
$0.50
$0.00          10.67% ---------------------------------------
----------------------------------------------------------
12/31/94                      13.67         12.51
0.95
0.00          (1.53) ----------------------------------------
---------------------------------------------------------
Inception*-12/31/93           13.97         13.67
0.95
0.11           5.55
=============================================================
== == ===================================
Total
$2.40
$0.11
=============================================================
== == ===================================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class Y Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge/(1)/
=============================================================
== == ===============
For the Six Months Ended 6/30/95+
10.67% ------------------------------------------------------
------------------------
Year Ended 6/30/95
12.35 -------------------------------------------------------
-----------------------
Inception* through 6/30/95
5.80 --------------------------------------------------------
----------------------


7

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Historical Performance -- Class Z Shares --------------------
---------------------------------------------------------

                               Net Asset Value --------------
                           ---------
                           Beginning         End
Income Capital Gain       Total
Period Ended               of Period      of Period
Dividends Distributions    Returns/(1)/
=============================================================
== == ===================================
6/30/95                      $12.50        $13.33
$0.50 $0.00           10.76% --------------------------------
-------------------------------------------------------------
----
Inception*-12/31/94           12.47         12.50
0.24 0.00           (2.15)
=============================================================
== == ===================================
Total
$0.74 $0.00
=============================================================
== == ===================================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class Z Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge/(1)/
=============================================================
== == ===============
For the Six Months Ended 6/30/95+
10.76% ------------------------------------------------------
------------------------
Inception* through 6/30/95
13.14 -------------------------------------------------------
-----------------------

-------------------------------------------------------------
-----------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge/(2)/
=============================================================
== == ===============
Class A (6/30/85 through 6/30/95)
166.95% -----------------------------------------------------
-------------------------
Class B (Inception* through 6/30/95)
12.60 -------------------------------------------------------
-----------------------
Class C (Inception* through 6/30/95)
15.39 -------------------------------------------------------
-----------------------
Class Y (Inception* through 6/30/95)
15.03 -------------------------------------------------------
-----------------------
Class Z (Inception* through 6/30/95)
13.14 -------------------------------------------------------
-----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the contingent deferred sales charges
    ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50% and Class B shares reflect the deduction of a 4.50%, which applies CDSC if shares are redeemed less than one year from initial purchase. Class C shares reflect the deduction of a
 1.00% CDSC if shares are redeemed within the first year of purchase.

* Inception dates for Class B, C, Y and Z shares are November
7, 1994,
  December 2, 1992, January 12, 1993, and November 7, 1994, respectively.

+ Represents total return for the period from January 1, 1995 through June 30,
    1995, not annualized.

8

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Historical Performance --------------------------------------
----------------------------------------

             Growth of $10,000 Invested in Class A Shares of the U.S. Government Securities Portfolio vs. Lehman
Brothers
                            GNMA Mutual Fund Index+
                                  (unaudited) ---------------
                                  --
-------------------------------------------------------------
                             June 1985 - June 1995

                             [GRAPH APPEARS HERE]

Date      U.S. Government Securities Portfolio      Lehman
Brothers GNMA Mutual Fund Index
----      ------------------------------------      ---------
---------------------------
6/85                    9,600.60
10,000.00
6/86                   11,709.80
11,681.58
6/87                   12,408.00
12,666.16
6/88                   13,529.20
13,891.68
6/89                   15,124.50
15,590.64
6/90                   16,325.40
17,098.93
6/91                   18,120.20
19,149.85
6/92                   20,671.30
21,811.33
6/93                   22,512.60
23,795.51
6/94                   22,069.10
23,490.75
6/95                   24,762.00
26,425.10

+ Hypothetical illustration of $10,000 invested in Class A shares on June 30,
1985, assuming deduction of the maximum 4.00% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, afterwards at net asset value) and capital gains at net asset value through June 30, 1995. The Lehman
Brothers GNMA Mutual Fund Index is composed of 15-year and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage
Association. The Index is unmanaged and is not subject to the management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated
 on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


9

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Schedules of Investments (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------

                MONTHLY PAYMENT GOVERNMENT SECURITIES
PORTFOLIO
       FACE
COUPON
      AMOUNT            SECURITY
RATE         MATURITY*         VALUE
=============================================================
== == ===========================================
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS -- 91.1%
     $4,300,972     GNMA Certificates
6.50%       12/01/23      $ 4,141,018
      5,435,949     GNMA Certificates
7.00        03/15/23        5,357,780
      7,292,108     GNMA Certificates
7.50        11/15/22        7,344,465
      4,928,494     GNMA Certificates
8.00        09/15/21        5,053,234
      5,453,366     GNMA Certificates
8.50        11/15/19        5,669,755
      2,313,496     GNMA Certificates
9.00        10/15/17        2,432,779
      2,262,885     GNMA Certificates
9.50        11/15/17        2,402,189
      1,254,160     GNMA Certificates
10.00        07/15/20        1,367,812
      4,209,174     GNMA Certificates
II
8.50        04/20/22        4,339,363
      2,500,000     U.S. Treasury Note
6.25        08/15/23        2,364,200
-------------------------------------------------------------
---------------------------------------------
                    TOTAL U.S. GOVERNMENT AND GOVERNMENT
                    AGENCY OBLIGATIONS (Cost -- $39,443,376)
40,472,595
=============================================================
== == ===========================================
REPURCHASE AGREEMENT -- 8.9%
      3,935,000     Goldman Sachs, 5.947% due 7/03/95;
                    Proceeds at maturity -- $3,936,950;
                    (Fully collateralized by U.S. Treasury
                    Notes, 6.625% due 3/31/97; Market value -
                    -
$4,017,480)
                    (Cost -- $3,935,000)
3,935,000
=============================================================
== == ===========================================
                    TOTAL INVESTMENTS -- 100%
                   (Cost -- $43,378,376+)
$44,407,595
=============================================================
== ==
===========================================

                      See Notes to Financial Statements.
10
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------

                     U.S. GOVERNMENT SECURITIES PORTFOLIO

       FACE
COUPON
      AMOUNT            SECURITY
RATE         MATURITY*         VALUE
=============================================================
== == ===========================================
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 94.6%
    $19,801,000     FHLMC Gold Certificates
7.50%        06/01/25      $ 19,893,049
     15,466,000     FHLMC Gold
Certificates
TBA
8.50         06/01/25         5,473,400
     58,361,000     GNMA Certificates
6.50         12/01/23        56,190,182
     72,629,000     GNMA Certificates
7.00         03/15/23        71,584,900
     60,026,000     GNMA Certificates
7.50         11/15/22        60,457,108
     30,990,000     GNMA Certificates
8.00         09/15/21        33,825,085
     21,797,000     GNMA Certificates
8.50         11/15/19        22,662,143
     59,866,000     GNMA Certificates
9.00         10/15/17        22,710,101
     27,107,000     GNMA Certificates
9.50         11/15/17        28,775,841
      4,726,000     GNMA Certificates
10.00         07/15/20
5,154,565
     18,402,000     GNMA Certificates
II
8.50         04/20/22        18,971,454
      2,812,000     GNMA Certificates
II
10.00         10/20/16
3,028,241
     26,234,000     GNMA Certificates
TBA
9.00         10/15/17        26,250,000
     12,000,000     U.S. Treasury Note
6.25         08/15/23        11,348,159
-------------------------------------------------------------
---------------------------------------------
                    TOTAL U.S. GOVERNMENT AND GOVERNMENT
                    AGENCY OBLIGATIONS (Cost -- $390,782,185)
396,324,228
=============================================================
== == ===========================================
REPURCHASE AGREEMENT -- 5.4%
     22,672,000     Goldman Sachs, 5.947% due 07/03/95;
                    Proceeds at maturity -- $22,683,236;
                    (Fully collateralized by U.S. Treasury
                    Notes, 6.625% due 03/31/97; Market value
                    --
$23,147,218)
                    (Cost -- $22,672,000)
22,672,000
=============================================================
== == ===========================================
                    TOTAL INVESTMENTS -- 100%
                   (Cost -- $413,454,185+)
$418,996,228
=============================================================
== == ===========================================

* Date shown represents the last in the range of maturity dates of mortgage certificates only.

+ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.
11

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Assets and Liabilities (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------


Monthly Payment         U.S. Government

Government              Securities

Portfolio               Portfolio
=============================================================
== == ====================================================
ASSETS:
   Investments, at value (Cost -- $43,378,376
      and $413,454,185, respectively)
$44,407,595            $418,996,228
   Cash
578                   1,161
   Receivable for Fund shares sold
--                 318,134
   Receivable for securities sold
--              40,686,863
   Interest receivable
306,951               2,930,725
   Other assets
87,709                   4,258
-------------------------------------------------------------
------------------------------------------------------
   Total Assets
44,802,833             462,937,369
-------------------------------------------------------------
-----------------------------------------------------
LIABILITIES:
   Management fees payable
16,235                 152,465
   Distribution costs payable
7,733                  65,355
   Dividends payable
245,145               7,135,015
Payable for securities purchased
--              41,876,198
   Accrued expenses and other liabilities
41,887                 256,888
-------------------------------------------------------------
------------------------------------------------------
   Total Liabilities
311,000              49,485,921 -----------------------------
--
-------------------------------------------------------------
-----------------------
   Total Net Assets
$44,491,833            $413,451,448
=============================================================
== == ====================================================
NET ASSETS:
   Par value of capital shares
$    35,124            $    310,229
   Capital paid in excess of par value
45,543,071             433,203,048
    Undistributed (overdistributed) net investment income
150,709                (313,530)
   Accumulated net realized loss on investments
(2,266,290)            (25,290,342)
   Net unrealized appreciation of investments
1,029,219               5,542,043
-------------------------------------------------------------
------------------------------------------------------
Total Net Assets
$44,491,833            $413,451,448
=============================================================
== == ====================================================
Shares Outstanding:
   Class A
3,224,873              26,862,920
-------------------------------------------------------------
------------------------------------------------------
   Class B
46,321                 492,362
-------------------------------------------------------------
------------------------------------------------------
   Class C
241,234               1,571,787 -----------------------------
-------------------------------------------------------------
------------------------
   Class Y
--                 592,315 ----------------------------------
-------------------------------------------------------------
-------------------
   Class Z
--               1,503,563 ----------------------------------
-------------------------------------------------------------
-------------------
Net Asset Value:
   Class A (and redemption price)
$12.67                  $13.33
-------------------------------------------------------------
------------------------------------------------------
   Class B*
$12.66                  $13.34
-------------------------------------------------------------
------------------------------------------------------
   Class C**
$12.67                  $13.32
-------------------------------------------------------------
------------------------------------------------------
   Class Y (and redemption price)
--                  $13.33 ----------------------------------
-------------------------------------------------------------
--------------------
   Class Z (and redemption price)
--                  $13.33 ----------------------------------
-------------------------------------------------------------
--------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.71% of net asset value per share)
$13.27                  $13.96
=============================================================
== == ====================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase.

** Redemption price is NAV of Class C shares reduced by a
1.00% CDSC if shares
    are redeemed within the first year of purchase.
                      See Notes to Financial Statements.
12
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Operations (unaudited) ------------------------
------------------------------------------------------
For the Six Months Ended June 30, 1995


Monthly Payment      U.S. Government
Government           Securities
Portfolio            Portfolio
=============================================================
== == ============================
INVESTMENT INCOME:
   Interest
$1,727,365          $16,167,527 -----------------------------
--
------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)
97,278              914,885
   Distribution fees (Note 2)
62,814              533,464
   Registration fees
15,566               22,811
 Shareholder and system servicing fees
7,140               59,256
   Shareholder communications
4,706               34,714
   Audit and legal
2,172                9,226
   Custody
1,629               25,787
   Directors' fees
724                4,463
   Other
11,908                7,772
-------------------------------------------------------------
------------------------------
   Total Expenses
203,937            1,612,378 --------------------------------
----------------------------------------------------------Net
Investment Income
1,523,428           14,555,149
-------------------------------------------------------------
------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
 Realized Gain (Loss) From Security Transactions
   (excluding short-term securities):
      Proceeds from sales
18,650,128          209,094,919
      Cost of securities sold
18,803,804          202,851,199
-------------------------------------------------------------
------------------------------
   Net Realized Gain (Loss)
(153,676)           6,243,720
-------------------------------------------------------------
------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
      Beginning of period
(1,969,754)         (15,550,013)
      End of period
1,029,219            5,542,043
-------------------------------------------------------------
------------------------------
   Increase in Net Unrealized Appreciation
2,998,973           21,092,056
-------------------------------------------------------------
------------------------------
Net Gain on Investments
2,845,297           27,335,776
-------------------------------------------------------------
------------------------------
Increase in Net Assets From Operations
$4,368,725          $41,890,925
=============================================================
== == ============================

                      See Notes to Financial Statements.
13

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Changes in Net Assets -------------------------
---------------------------------------
---------------
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994

                                                     Monthly
Payment                      U.S.  Government
Government Securities
Portfolio Portfolio
                                            -----------------
------------       ---------------------------------
                                                 1995
1994                1995                1994
=============================================================
== == ==================================================
OPERATIONS:
   Net investment income                    $  1,523,428
$
3,386,342       $  14,555,149        $ 31,215,317
   Net realized gain (loss)
      on security transactions
(153,676)
(317,752)          6,243,720          (1,106,366)
   Increase (decrease) in net
      unrealized appreciation of
      investments                              2,998,973
(4,006,984)         21,092,056         (38,104,827) ---------
--
-------------------------------------------------------------
-----------------------------------------
   Increase (Decrease) in Net
      Assets From Operations                   4,368,725
(938,394)         41,890,925          (7,995,876) -----------
-------------------------------------------------------------
---------------------------------------DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                      (1,440,231)
(3,338,476)        (14,896,283)        (31,643,231)
   Net realized gain on
      security transactions                       (9,714)
(112,248)           (282,903)         (1,490,047) -----------
--
-------------------------------------------------------------
---------------------------------------
   Decrease in Net Assets
      From Distributions
      to Shareholders                         (1,449,945)
(3,450,724)        (15,179,186)        (33,133,278) ---------
--
-------------------------------------------------------------
-----------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 5):
   Net proceeds from sales                     5,130,597
5,006,752          17,367,126          56,175,610
   Net value of shares issued
      to shareholders for
      reinvestment of dividends                  308,605
842,312           4,760,847          18,997,260
   Cost of reacquired shares                  (7,536,351)
(15,897,992)        (48,697,547)       (123,068,611) --------
--
-------------------------------------------------------------
------------------------------------------
   Decrease in Net Assets From
      Fund Share Transactions                 (2,097,149)
(10,048,928)        (26,569,574)        (47,895,741) --------
--
-------------------------------------------------------------
------------------------------------------
Increase (Decrease)
   in Net Assets                                 821,631
(14,438,046)            142,165         (89,024,895)
NET ASSETS:
   Beginning of period                        43,670,202
58,108,248         413,309,283         502,334,178 ----------
--
-------------------------------------------------------------
----------------------------------------
   End of period*                            $44,491,833
$43,670,202        $413,451,448        $413,309,283
=============================================================
== == ==================================================
*  Includes undistributed
   (overdistributed) net
   investment income of:                        $150,709
$67,512        $   (313,530)            $27,604
=============================================================
== == ==================================================

                      See Notes to Financial Statements.
14
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) -------------------
-----------------------------------------------------------

     1. Significant Accounting Policies

     The Monthly Payment Government Portfolio ("Monthly
Payment") and the U.S.
Government Securities Portfolio ("U.S. Government") are separate investment portfolios ("Portfolios") of the Smith Barney Funds, Inc.
("Fund"). The Fund, a
Maryland corporation, is registered under the Investment
Company Act of 1940, as
amended, as a diversified, open-end management investment company. The Fund consists of these Portfolios and four other separate investment portfolios:
Income and Growth, Income Return Account, Short-Term U.S.
Treasury Securities,
and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date;
(b) U.S. Government
and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method and include gains or losses resulting from repayments of principal on mortgage-backed securities; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; and (g) each portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

  2. Management Agreement and Transactions with Affiliated
Persons

   Smith Barney Mutual Funds Management, Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. Monthly
Payment, U.S. Government and Income Return Account Portfolios pay SBMFM a management fee calculated at


15

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

the annual rate of 0.50% on the first $200 million of the aggregate average daily net assets of the three Portfolios and 0.40% on the aggregate average daily net assets in excess of $200 million, allocated to each Portfolio based on their relative average daily net assets. All fees are calculated daily and paid monthly.

    Smith Barney Inc. ("SB"), another subsidiary of Smith
Barney Holdings Inc.,
acts as distributor of Fund shares. For the six months ended
June 30, 1995, SB
received sales charges of approximately $199,000 on sales of the Portfolios'
Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and by 1.00% per year thereafter until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the six months ended June 30, 1995, there were approximately $2,000 in such charges.

    Pursuant to Distribution Plans, the Portfolios pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each class, respectively. Each Portfolio also pays a distribution fee with respect to Class B and Class C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. All officers and three directors of the Fund are employees of SB.

16

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

     3. Investments
  During the six months ended June 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were, as follows:

     Portfolio                                Purchases
Sales
=============================================================
== == ===============
Monthly Payment Government                      $ 10,912,987
$ 14,182,970
U.S. Government Securities                       166,916,267
176,719,002
=============================================================
== == ===============

    At June 30, 1995, the net unrealized appreciation of investments for
Federal income tax purposes by Portfolio consisted of the following:

                                                   Monthly
U.S.
                                                   Payment
Government
                                                  Government
Securities
=============================================================
== == ===============
Gross unrealized appreciation                    $ 1,384,815
$ 9,713,256
Gross unrealized depreciation                       (355,596)
(4,171,213) -------------------------------------------------
-----------------------------
Net unrealized appreciation                      $ 1,029,219
$ 5,542,043
=============================================================
== == ===============

   At December 31, 1994, the Monthly Payment and the U.S.
Government
Portfolios had net capital loss carryovers of $2,102,900 and $31,251,158, respectively, available to offset future capital gains. To the extent that these carryover losses are used to offset capital gains it is probable that any gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on December 31, of the year indicated:

    Portfolio                       1995            1996
1997         2002
=============================================================
== == ======================
Monthly Payment Government        $ 1,672,900              --
-    $  430,000
U.S. Government Securities         27,364,758        $392,439
$897,548    2,596,413
=============================================================
== == ======================

     4. Repurchase Agreements

     The Portfolios purchase (and their custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


17
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

  5. Securities Traded on a When-Issued or To-Be-Announced
Basis

     The Portfolios may trade portfolio securities on a "to-be announced"
("TBA") basis. In a TBA transaction, the Portfolios commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolios, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 1995, U.S.
Government held two TBA securities.

     6. Capital Shares

     At June 30, 1995, the Fund had two billion shares of $0.01 par value capital stock authorized. Each Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Portfolio and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. Effective November 7, 1994, the Fund adopted a new class structure, renaming existing Class B shares as Class C shares and former C shares as Class
Y shares. At June 30, 1995, total paid-in capital amounted to the following for each class and respective Portfolio.

                                                  Monthly
                                                  Payment
U.S. Gov't.
Class                                            Government
Securities
=============================================================
== == ===============
 A                                              $41,851,042
$377,258,140
 B                                                  559,939
6,430,233
 C                                                3,167,214
22,159,803
 Y                                                       --
8,927,883
 Z                                                       --
18,737,218
=============================================================
== == ===============

18

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

  Transactions in shares of each Portfolio were as follows:

                                                    Six
Months Ended                      Year Ended
                                                      June
30, 1995                    December 31, 1994*
Monthly Payment                               ---------------
----------        -----------------------------
Government                                     Shares
Amount           Shares              Amount
=============================================================
== == =============================================
Class A
Shares sold                                    336,902
$
4,137,438          320,608        $  3,949,827
Shares issued on reinvestment                   23,040
282,685           63,319             774,146
Shares redeemed                               (530,372)
(6,509,229)      (1,263,505)        (15,306,810) ------------
-------------------------------------------------------------
----------------------------------
Net Decrease                                  (170,430)
$(2,089,106)        (879,578)       $(10,582,837)
=============================================================
== == =============================================
Class B
Shares sold                                     68,160
$
838,356            5,165        $     61,023
Shares issued on reinvestment                      421
5,215                1                   6
Shares redeemed                                (27,426)
(344,659)              --                  ------------------
--
-------------------------------------------------------------
----------------------------
Net Increase                                    41,155
$
498,912            5,166        $     61,029
=============================================================
== == =============================================
Class C+
Shares sold                                     12,229
$
154,803           79,705        $    995,902
Shares issued on reinvestment                    1,697
20,705            5,578              68,160
Shares redeemed                                (55,347)
(682,463)         (48,174)           (591,182)
-------------------------------------------------------------
-----------------------------------------------
Net Increase (Decrease)                        (41,421)
$
(506,955)          37,109        $    472,880
=============================================================
== == =============================================

* For Class B shares, transactions are for the period from November 7, 1994
  (inception date) to December 31, 1994.

+ On November 7, 1994 the former Class B shares were renamed
Class C shares.


19

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

                                     Six Months Ended
Year Ended
                                       June 30, 1995
December 31, 1994*
U.S. Government                  ------------------------   -
--
-------------------------
Securities                         Shares        Amount
Shares         Amount
=============================================================
== == ========================
Class A
Shares sold                        632,286    $  8,246,198
1,869,276    $  24,593,957
Shares issued on
    reinvestment                    309,777       3,996,122
1,351,832       17,357,603
Shares redeemed                 (2,723,411)    (35,472,395)
(8,851,963)    (114,384,462) --------------------------------
--
------------------------------------------------------
Net Increase (Decrease)         (1,781,348)   $(23,230,075)
(5,630,855)   $ (72,432,902)
=============================================================
== == ========================
Class B
Shares sold                        438,023    $  5,791,118
149,288    $   1,870,235
Shares issued on
   reinvestment                      2,525          32,628
1,488           18,633
Shares redeemed                    (70,381)       (925,724)
(28,581)        (356,657) -----------------------------------
--
---------------------------------------------------
Net Increase                       370,167    $  4,898,022
122,195    $   1,532,211
=============================================================
== == ========================
Class C+
Shares sold                        118,472    $  1,548,506
722,632    $   9,602,624
Shares issued on
    reinvestment                     21,044         271,474
85,790        1,099,736
Shares redeemed                   (268,613)     (3,492,225)
(567,463)      (7,323,683) ----------------------------------
--
----------------------------------------------------
Net Increase                      (129,097)   $ (1,672,245)
240,959    $   3,378,677
=============================================================
== == ========================
Class Y++
Shares sold                          1,670    $     21,837
103,206    $   1,413,134
Shares issued on
    reinvestment                      3,842          49,604
13,895          178,365
Shares redeemed                   (524,648)     (6,830,652)
(38,511)        (508,509) -----------------------------------
--
---------------------------------------------------
Net Increase                      (519,136)   $ (6,759,211)
78,590    $   1,082,990
=============================================================
== == ========================
Class Z
Shares sold                        136,110    $  1,759,467
1,498,512    $  18,695,660
Shares issued on
    reinvestment                     31,862         411,019
27,412          342,923
Shares redeemed                   (150,762)     (1,976,551)
(39,571)        (495,300) -----------------------------------
----------------------------------------------------
Net Increase                        17,210    $    193,935
1,486,353    $  18,543,283
=============================================================
== == ========================

  * For Class B and Z shares, transactions are for the period from
November 7,
   1994 (inception date) to December 31, 1994.
+ On November 7, 1994 the former Class B shares were renamed
Class C shares.

++ On November 7, 1994 the former Class C shares were renamed
Class Y shares.

20

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

     7. Mortgage Dollar Rolls
   The Portfolios may enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on a fixed date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The counterparty receives all principal and interest payments, including prepayments, made with regard to this security while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. At June 30,
1995, there were no open mortgage dollar roll contracts.


21

Smith Barney Funds, Inc.
Monthly Payment Government Portfolio ------------------------
-----------------------------------------------------
Financial Highlights ----------------------------------------
--------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                          1995(2)     1994
1993      1992      1991
=============================================================
==
== ======================
Net Asset Value, Beginning of Period     $11.86    $12.85
$12.96    $13.12    $12.41 ----------------------------------
--
--------------------------------------------------
Income (Loss) From Operations:
    Net investment income                   0.43      0.79
0.87      0.92      1.02
   Net realized and unrealized
     gain (loss) on investments           0.79     (0.97)
(0.04)    (0.07)     0.83 -----------------------------------
--
-------------------------------------------------
Total Income (Loss) From Operations        1.22     (0.18)
0.83      0.85      1.85 ------------------------------------
--
------------------------------------------------
Less Distributions:
   Dividends from net investment income   (0.41)    (0.78)
(0.88)    (0.96)    (1.11)
   Distribution from net realized gains
     on security transactions (1)           --     (0.03)
(0.06)    (0.05)    (0.03) ----------------------------------
--
-----------------------------
----------------------
Total Distributions                       (0.41)    (0.81)
(0.94)    (1.01)    (1.14) ----------------------------------
--
--------------------------------------------------
Net Asset Value, End of Period           $12.67    $11.86
$12.85    $12.96    $13.12 ----------------------------------
--
--------------------------------------------------
Total Return                              10.39%++  (1.36)%
6.51%     6.83%    15.66% -----------------------------------
--
-------------------------------------------------
Net Assets, End of Period (000s)        $40,850   $40,258
$54,953   $49,755   $33,327 ---------------------------------
--
---------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                0.89%+    0.67%
0.56%     0.51%     0.51%
   Net investment income                   7.02+     6.54
6.66      7.39      8.18 ------------------------------------
--
------------------------------------------------
Portfolio Turnover Rate                   25.52%    58.00%
97.66%    36.11%    10.62%
=============================================================
== == ======================
Class B Shares                            1995(2)   1994(3)
=============================================================
== == ======================
Net Asset Value, Beginning of Period     $11.85    $11.78 ---
-------------------------------------------------------------
--------------------
Income From Operations:
   Net investment income                   0.39      0.18
   Net realized and unrealized
      gain on investments                  0.80      0.01
-------------------------------------------------------------
------------------------
Total Income From Operations               1.19      0.19
-------------------------------------------------------------
------------------------
Less Distributions:
   Dividends from net investment income   (0.38)    (0.12)
   Distribution from net realized gains
      on security transactions (1)           --        --
-------------------------------------------------------------
------------------------
Total Distributions                       (0.38)    (0.12) --
-------------------------------------------------------------
---------------------
Net Asset Value, End of Period           $12.66    $11.85 ---
-------------------------------------------------------------
--------------------
Total Return                              10.22%++   1.64%++
-------------------------------------------------------------
------------------------
Net Assets, End of Period (000s)           $587       $61
-------------------------------------------------------------
------------------------
Ratios to Average Net Assets:
   Expenses                                1.36%+    0.67%+
   Net investment income                   6.53+     7.18+
-------------------------------------------------------------
------------------------
Portfolio Turnover Rate                   25.52%    58.00%
=============================================================
== == ======================

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(2) For the six months ended June 30, 1995 (unaudited).
(3) For the period from November 10, 1994 (inception date) to
December 31, 1994.
++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.

22

Smith Barney Funds, Inc.
Monthly Payment Government Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class C Shares (1)                            1995(2)    1994
1993    1992(3)
=============================================================
== == ================
Net Asset Value, Beginning of Period          $11.86
$12.85 $12.96   $12.89 --------------------------------------
-----------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.41      0.72
0.78     0.05
   Net realized and unrealized
      gain (loss) on investments                0.78
(0.98) (0.04)    0.10 ---------------------------------------
---------
--------------------------------
Total Income (Loss) From Operations             1.19
(0.26) 0.74     0.15 ----------------------------------------
---------------------------------------
Less Distributions:
Dividends from net investment income        (0.38)    (0.70)
(0.79)   (0.08)
   Distribution from net realized gains
      on security transactions (4)                --
(0.03) (0.06)      ------------------------------------------
-----------------------
----------------
Total Distributions                            (0.38)
(0.73) (0.85)   (0.08) --------------------------------------
-----------------------------------------
Net Asset Value, End of Period                $12.67
$11.86 $12.85   $12.96 --------------------------------------
-----------------------------------------
Total Return                                   10.15%++
(2.07)% 5.77%    1.15%++ ------------------------------------
-------------------------------------------
Net Assets, End of Period (000s)              $3,055
$3,351 $3,155      $72 --------------------------------------
-----------------------------------------
Ratios to Average Net Assets:
Expenses                                    1.34%+     1.32%
1.27%    1.21%+
  Net investment income                       6.57+      5.92
5.88     6.21+ ----------------------------------------------
---------------------------------
Portfolio Turnover Rate                       25.52%
58.00% 97.66%   36.11%
=============================================================
== == ================

(1) On November 7, 1994 the former Class B shares were renamed Class C shares.

(2) For the six months ended June 30, 1995 (unaudited).

(3) For the period from December 2, 1992 (inception date) to
December 31, 1992.

(4) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.


23

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                           1995(2)      1994
1993        1992         1991
=============================================================
== == ===============================
Net Asset Value, Beginning of Period     $12.50      $13.66
$13.87      $14.10       $13.22
-------------------------------------------------------------
---------------------------------
Income (Loss) From Operations:
   Net investment income                   0.47        0.91
0.98        1.06         1.26
   Net realized and unrealized
      gain (loss) on investments           0.84       (1.11)
(0.10)      (0.13)        0.80
-------------------------------------------------------------
---------------------------------
Total Income (Loss) From Operations        1.31       (0.20)
0.88        0.93         2.06
-------------------------------------------------------------
---------------------------------
Less Distributions:
   Dividends from net investment income   (0.48)      (0.91)
(0.98)      (1.08)       (1.13)
   Distribution from net realized gains
   on security transactions (1)              --       (0.05)
(0.11)      (0.08)       (0.05)
-------------------------------------------------------------
---------------------------------
Total Distributions                       (0.48)      (0.96)
(1.09)      (1.16)       (1.18)
-------------------------------------------------------------
---------------------------------
Net Asset Value, End of Period           $13.33      $12.50
$13.66      $13.87       $14.10
-------------------------------------------------------------
---------------------------------
Total Return                              10.62%++    (1.48)%
6.40%       6.85%       16.29%
-------------------------------------------------------------
---------------------------------
Net Assets, End of Period (000s)       $358,005    $358,045
$468,278    $459,380     $394,412
-------------------------------------------------------------
---------------------------------
Ratios to Average Net Assets:
   Expenses                                0.77%+      0.56%
0.49%       0.50%        0.44%
   Net investment income                   7.20+       6.83
7.00        7.65         8.31
-------------------------------------------------------------
---------------------------------
Portfolio Turnover Rate                   42.48%      40.22%
57.34%      26.18%        9.29%
=============================================================
== == ===============================

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

(2) For the six months ended June 30, 1995 (unaudited).

++ Not annualized as it may not be representative of the
total return for the
    year.
 +  Annualized.
24
Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class B Shares
1995(2)         1994(3)
=============================================================
== == =========================
Net Asset Value, Beginning of Period
$12.51          $12.47
-------------------------------------------------------------
---------------------------
Income From Operations:
   Net investment income
0.33            0.08
   Net realized and unrealized
      gain on investments
0.95            0.17
-------------------------------------------------------------
---------------------------
Total Income From Operations
1.28            0.25
-------------------------------------------------------------
---------------------------
Less Distributions:
   Dividends from net investment income
(0.45)          (0.21)
   Distribution from net realized gains
      on security transactions (1)
--              --
-------------------------------------------------------------
---------------------------
Total Distributions
(0.45)          (0.21)
-------------------------------------------------------------
---------------------------
Net Asset Value, End of Period
$13.34          $12.51
-------------------------------------------------------------
---------------------------
Total Return
10.35%++         2.04%++
-------------------------------------------------------------
---------------------------
Net Assets, End of Period (000s)
$6,569          $1,529
-------------------------------------------------------------
---------------------------
Ratios to Average Net Assets:
   Expenses
1.24%+          1.02%+
   Net investment income
6.70+           6.94+ ---------------------------------------
-------------------------------------------------
Portfolio Turnover Rate
42.48%          40.22%
=============================================================
== == =========================

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(2) For the six months ended June 30, 1995 (unaudited).
(3) For the period from November 7, 1994 (inception date) to
December 31, 1994.
++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.


25

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class C Shares (2)                      1995(3)      1994
1993     1992(4)
=============================================================
== == =============
Net Asset Value, Beginning of Period    $12.50      $13.66
$13.86    $14.01 --------------------------------------------
--------------------------------
Income (Loss) From Operations:
   Net investment income                  0.44        0.82
0.89      0.15
   Net realized and unrealized
     gain (loss) on investments          0.84       (1.11)
(0.10)       ------------------------------------------------
-----------------------------
Total Income (Loss) From Operations       1.28       (0.29)
0.79      0.15 ----------------------------------------------
------------------------------
Less Distributions:
  Dividends from net investment income  (0.46)      (0.83)
(0.88)    (0.30)
   Distribution from net realized gains
     on security transactions (1)          --       (0.04)
(0.11)       ------------------------------------------------
-----------------------------
Total Distributions                      (0.46)      (0.87)
(0.99)    (0.30) --------------------------------------------
--------------------------------
Net Asset Value, End of Period          $13.32      $12.50
$13.66    $13.86 --------------------------------------------
--------------------------------
Total Return                             10.30%++    (2.11)%
5.74%     1.07%++ -------------------------------------------
---------------------------------
Net Assets, End of Period (000s)       $20,939     $21,253
$19,938    $1,954 -------------------------------------------
---------------------------------
Ratios to Average Net Assets:
  Expenses                               1.22%+      1.21%
1.21%     1.14%+
   Net investment income                  6.75+       6.27
6.23      6.56+ ---------------------------------------------
-------------------------------
Portfolio Turnover Rate                  42.48%      40.22%
57.34%    26.18%
=============================================================
== == =============

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(2) On November 7, 1994 the former Class B shares were renamed Class C shares.
(3) For the six months ended June 30, 1995 (unaudited).
(4) For the period from December 2, 1992 (inception date) to
December 31, 1992.
++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.

26

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class Y Shares                                   1995(2)
1994      1993(3)
=============================================================
== == ==============
Net Asset Value, Beginning of Period             $12.51
$13.67     $13.97 -------------------------------------------
----------------------------------
Income (Loss) From Operations:
    Net investment income                           0.55
0.89       0.86
   Net realized and unrealized gain
      (loss) on investments                        0.77
(1.10)     (0.10) -------------------------------------------
----------------------------------
Total Income (Loss) From Operations                1.32
(0.21)      0.76
-------------------------------------------------------------
----------------
Less Distributions:
    Dividends from net investment income           (0.50)
(0.91)     (0.95)
   Distribution from net realized gains on
      security transactions (1)                      --
(0.04)     (0.11) -------------------------------------------
----------------------------------
Total Distributions                               (0.50)
(0.95)     (1.06) -------------------------------------------
----------------------------------
Net Asset Value, End of Period                   $13.33
$12.51     $13.67 -------------------------------------------
----------------------------------
Total Return                                      10.67%++
(1.53)%     5.55%++
-------------------------------------------------------------
----------------
Net Assets, End of Period (000s)                 $7,898
$13,903    $14,118 ------------------------------------------
-----------------------------------
Ratios to Average Net Assets:
   Expenses                                        0.54%+
0.61%      0.69%+
   Net investment income                           7.48+
6.82       7.29+ --------------------------------------------
---------------------------------
Portfolio Turnover Rate                           42.48%
40.22%     57.34%
=============================================================
== == ==============

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.

(2) For the six months ended June 30, 1995 (unaudited).

(3) For the period from January 12, 1993 (inception date) to
December 31, 1993.

  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.
 +  Annualized.


27

Smith Barney Funds, Inc.
U.S. Government Securities Portfolio ------------------------
-----------------------------------------------------
Financial Highlights (continued) ----------------------------
--
-------------------------------------------------
For a share of each class of capital stock outstanding throughout each period:

Class Z Shares
1995(1) 1994(2)
=============================================================
== == ==================
Net Asset Value, Beginning of Period
$12.50 $12.47 -----------------------------------------------
----------------------------------
Income From Operations:
   Net investment income
0.48
0.14
   Net realized and unrealized
      gain on investments
0.85
0.13 --------------------------------------------------------
-------------------------
Total Income From Operations
1.33
0.27 --------------------------------------------------------
-------------------------
Less Distributions:
   Dividends from net investment income
(0.50) (0.24) -----------------------------------------------
----------------------------------
Total Distributions
(0.50) (0.24) -----------------------------------------------
----------------------------------
Net Asset Value, End of Period
$13.33 $12.50 -----------------------------------------------
----------------------------------
Total Return
10.76%++           (2.15)%++ --------------------------------
-------------------------------------------------
Net Assets, End of Period (000s)
$20,040
$18,580 -----------------------------------------------------
----------------------------
Ratios to Average Net Assets:
   Expenses
0.52%+             0.34%+
   Net investment income
7.45+ 7.55+ -------------------------------------------------
--------------------------------
Portfolio Turnover Rate
42.48% 40.22%
=============================================================
== == ==================

(1) For the six months ended June 30, 1995 (unaudited).

(2) For the period from November 7, 1994 (inception date) to
December 31, 1994.

++ Not annualized as it may not be representative of the total return for the year.

 +  Annualized.

28

Smith Barney
Funds, Inc.


Directors

Jessica M. Bibliowicz
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Heath B. McLendon, Chairman
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

     SMITH BARNEY
     ------------
[LOGO OF TRAVELERS
GROUP APPEARS HERE]


Investment Manager
Smith Barney Mutual Funds
Management Inc.


Distributor
Smith Barney Inc.


Custodian
PNC Bank


Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc.: U.S. Government Securities and
Monthly Payment
Government Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current
Prospectus for the
Portfolio, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.


Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD 0631 8/95 ------------------------------------------------
------------------------------
                              SEMI-ANNUAL REPORT ------------
-------------------------------------------------------------
----
                             Smith Barney
                             Funds, Inc.

                             Income Return
                             Account Portfolio

                             Short-Term U.S.
                             Treasury Securities
                          Portfolio
                             --------------------------------
---
---------------
                             June 30, 1995
[LOGO APPEARS HERE]          Smith Barney Mutual Funds
                             Investing for your future.
                             Every day.

-------------------------------------------------------------
-----------------
INCOME RETURN ACCOUNT AND SHORT-TERM
U.S. TREASURY SECURITIES PORTFOLIOS -------------------------
-----------------------------------------------------

Dear Shareholder:

Although we had expected that 1995 would be a positive year for the bond market, we did not anticipate the strength of the rally we have witnessed over the course of the last six months. As economic growth slowed and inflation appeared to be in check, particularly in the second quarter, interest rates began to fall, causing bond prices to rise. In our opinion, there were three major factors, beside the overall picture of a slowing economy, behind the rally.

The first area of support came from foreign central banks which intervened to support the U.S. dollar after it fell precipitously early in the year. As the banks purchased dollars, they invested them in U.S. Treasury securities, particularly in maturities at the front end of the yield curve.

Second, because last year's bond market was so depressed, many investors were under-invested. In 1995, when interest rates began to fall, buyers re-entered the market. The buying had a snowball effect, causing bond prices to rise dramatically and yields to fall.

The third boost to the bond market came from foreign private investors.
Believing that the dollar had reached bottom, these investors bought a record
$29.7 billion of U.S. Treasury securities in the first quarter of 1995.

Income Return Account Portfolio
Performance and Strategy

For the six months ended June 30, 1995, the total return for Class A shares of the Income Return Account Portfolio was 5.34%. The Portfolio outperformed the unmanaged Salomon Brothers 1-Year Treasury Index, which measures the performance of the most recently issued twelve-month U.S. Treasury Bill until maturity. The
Index returned 4.72% for the same period.

In January, the Income Return Account Portfolio's duration, a measure of interest-rate sensitivity, was approximately one year. By the beginning of
February, the Portfolio's duration stood at approximately 1.5 years. Recently, due to declining interest rates, it has moved down to 1.1 years. The Portfolio's duration is controlled by a computer-driven model.

Short-Term U.S. Treasury Securities Portfolio
Performance and Strategy

The Short-Term U.S. Treasury Securities Portfolio had a total return of 8.22% for Class A shares for the six months ended June 30, 1995. This compares to a total return of 8.39% for the unmanaged Salomon Brothers 3-Year Treasury Index, which measures the performance of the most recently issued threeyear U.S.
Treasury Note until maturity.


1

For the first six months of 1995, our average maturity was maintained at our maximum allowable three years and our duration was approximately 2.7 years.
Early in July, we reduced our average maturity slightly to
2.7 years and our
duration to 2.4 years in response to market weakness following the Federal
Reserve's easing.

Outlook

On July 6, 1995, the Federal Reserve Board eased monetary policy and lowered the target federal funds rate (the rate banks charge each other for overnight loans) by one-quarter percentage point. Although this did cause a brief but powerful one-day rally in the financial markets, followed by a minor correction, in our view it had little other substantive impact. It did, however, reinforce the belief among investors that inflation is not a threat and rates are probably headed somewhat lower.

We do want to look at what might happen to interest rates going forward. While there are no guarantees, it would be unprecedented for the Fed to lower interest rates only once. Therefore, we believe that we will see further rate decreases, although perhaps not in the near-term. By the end of the year, however, we think that the federal funds rate, which is now 5.75%, may reach 5.25%. The market has probably already discounted this reduction in rates, but in our view, there may be room for longer-term rates to come down a bit more, which also leaves room for more price appreciation in the bond market.
We would like to point out that on August 11, 1995, the Smith
Barney Limited
Maturity Treasury Fund will be merged into the Short-Term
U.S. Treasury
Securities Portfolio, increasing the Portfolio's assets by approximately $54 million.

We thank you for your confidence in our investment management and look forward to serving your investment needs in the future.

Sincerely,

/s/ Heath B. McLendon                        /s/ Patrick
Sheehan

Heath B. McLendon                            Patrick Sheehan
Chairman and                                 Vice President
Chief Executive Officer

July 20, 1995

2

Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Historical Performance -- Class A Shares --------------------
---------------------------------------------------------

                       Net Asset Value
                    --------------------
                     Beginning     End of       Income
Capital Gain       Total
Period Ended         of Period     Period      Dividends
Distributions    Returns/(1)/
=============================================================
== == =======================
6/30/95                $9.34       $9.58        $0.25
$0.00           5.34% ---------------------------------------
--
----------------------------------------------
12/31/94                9.59        9.34         0.45
0.00           2.14 -----------------------------------------
--
--------------------------------------------
12/31/93                9.68        9.59         0.47
0.00           4.00 -----------------------------------------
--
--------------------------------------------
12/31/92                9.65        9.68         0.52
0.00           5.85 -----------------------------------------
--
--------------------------------------------
12/31/91                9.38        9.65         0.73
0.00          11.06 -----------------------------------------
--
--------------------------------------------
12/31/90                9.31        9.38         0.74
0.00           9.10 -----------------------------------------
--
--------------------------------------------
12/31/89                9.12        9.31         0.75
0.00          10.67 -----------------------------------------
--
--------------------------------------------
12/31/88                9.26        9.12         0.72
0.00           6.48 -----------------------------------------
--
--------------------------------------------
12/31/87                9.43        9.26         0.60
0.06           5.36 -----------------------------------------
--
--------------------------------------------
12/31/86                9.51        9.43         0.87
0.01           8.78 -----------------------------------------
--
-------------------------------------------Inception*-
12/31/85               9.17         9.51         0.50
0.00           9.34
=============================================================
== == =======================
Total                                           $6.60
$0.07
=============================================================
== == =======================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
Six Months Ended 6/30/95+                        5.34%
3.24% -------------------------------------------------------
-----------------------
Year Ended 6/30/95                               6.94
4.84 --------------------------------------------------------
----------------------
Five Years Ended 6/30/95                         6.80
6.37 --------------------------------------------------------
----------------------
Ten Years Ended 6/30/95                          7.53
7.31 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class C Shares --------------------
---------------------------------------------------------

                       Net Asset Value
                    --------------------
                     Beginning     End of       Income
Capital Gain       Total
Period Ended         of Period     Period      Dividends
Distributions    Returns/(1)/
=============================================================
== == =======================
6/30/95                $9.34       $9.58         $0.24
$0.00            5.16% --------------------------------------
------------------------------------------------
12/31/94                9.58        9.34          0.42
0.00            1.86 ----------------------------------------
----------------------------------------------
12/31/93                9.68        9.58          0.43
0.00            3.53 ----------------------------------------
---------------------------------------------Inception*-
12/31/92                9.69        9.68          0.04
0.00            0.31
=============================================================
== == =======================
Total                                            $1.13
$0.00
=============================================================
== == =======================


3

Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Average Annual Total Return -- Class C Shares ---------------
-------------------------------------------------------------
-
                                                Without
With
                                            Sales Charge/(1)/
Sales Charge/(2)/
=============================================================
== == ===============
Six Months Ended 6/30/95+                         5.16%
4.16% -------------------------------------------------------
-----------------------
Year Ended 6/30/95                                6.54
5.54 --------------------------------------------------------
--------
---------------
Inception* through 6/30/95                        4.29
4.29 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class Y Shares --------------------
---------------------------------------------------------

                       Net Asset Value
                    --------------------
                     Beginning     End of       Income
Capital Gain       Total
Period Ended         of Period     Period      Dividends
Distributions    Returns/(1)/
=============================================================
== == =======================
6/30/95               $9.34        $9.58         $0.25
$0.00           5.34% ---------------------------------------
-----------------------------------------------
12/31/94               9.59         9.34          0.44
0.00           2.01 -----------------------------------------
--------------------------------------------Inception*-
12/31/93               9.72         9.59          0.42
0.00           3.01
=============================================================
== == =======================
Total                                            $1.11
$0.00
=============================================================
== == =======================

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class Y Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge/(1)/
=============================================================
== == ===============
Six Months Ended 6/30/95+
5.34% -------------------------------------------------------
-----------------------
Year Ended 6/30/95
6.89 --------------------------------------------------------
----------------------
Inception* through 6/30/95
4.31 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Historical Performance -- Class Z Shares --------------------
---------------------------------------------------------

                       Net Asset Value
                    --------------------
                     Beginning     End of       Income
Capital Gain       Total
Period Ended         of Period     Period      Dividends
Distributions    Returns/(1)/
=============================================================
== == =======================
6/30/95                $9.35       $9.58         $0.25
$0.00          5.22% ----------------------------------------
---------------------------------------------Inception*-
12/31/94                9.42        9.35          0.12
0.00          0.38
=============================================================
== == =======================
Total                                            $0.37
$0.00
=============================================================
== == =======================

4

Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Average Annual Total Return -- Class Z Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge/(1)/
=============================================================
== == ===============
Six Months Ended 6/30/95+
5.22% -------------------------------------------------------
-----------------------
Inception* through 6/30/95
5.73 --------------------------------------------------------
----------------------

-------------------------------------------------------------
---
---------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge/(1)/
=============================================================
== == ===============
Class A (Inception* through 6/30/95)
111.94% -----------------------------------------------------
-------------------------
Class C (Inception* through 6/30/95)
11.23 -------------------------------------------------------
-----------------------
Class Y (Inception* through 6/30/95)
10.69 -------------------------------------------------------
-----------------------
Class Z (Inception* through 6/30/95)
5.73 --------------------------------------------------------
----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC if shares are redeemed within the first year of purchase.

* Inception dates for Class A, C, Y, and Z shares are March
4,
1985, December
    16, 1992, February 1, 1993 and November 7, 1994,
respectively.

+ Represents total return for the period from January 1, 1995 through June 30,
    1995, not annualized.


5

Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Historical Performance --------------------------------------
----------------------------------------
               Growth of $10,000 Invested in Class A Shares
                        of Income Return Account Portfolio
                  vs. Salomon Brothers 1-Year Treasury Index+
                                  (unaudited)
-------------------------------------------------------------
-----------------
                            March 1985 - June 1995
                             [GRAPH APPEARS HERE]

                                               Salomon
                            Brothers Income Return   1-Year
                          Account Portfolio     Treasury
Index+
               ----------------------------------------------
                3/85            9,745               10,000
               12/85           10,532               10,912
               12/86           11,386               11,790
               12/87           11,927               12,469
               12/88           12,699               13,230
               12/89           14,054               14,562
               12/90           15,431               15,862
               12/91           17,138               17,246
               12/92           18,140               18,079
               12/93           18,865               18,771
               12/94           19,260               19,265
                6/95           20,288               20,176

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on March 4, 1985, assuming deduction of the maximum 2.50% sales charge in effect at the time of investment and the reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, afterwards at net asset value) and capital gains at net asset value through June 30, 1995.
The Salomon Brothers 1-Year Treasury Index is composed of the most recently issued twelve month United States Treasury Bill ("Bill") which is used to track the Bill's return until its maturity. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio ---------------
-------------------------------------------------------------
-Historical Performance -- Class A Shares -------------------
---
--------------------------------------------------------

                       Net Asset Value --------------------
                     Beginning     End of       Income
Capital Gain        Total
Period Ended         of Period     Period      Dividends
Distributions      Returns
=============================================================
== == =======================
6/30/95                $3.91       $4.11         $0.10
$0.00            8.22% --------------------------------------
------------------------------------------------
12/31/94                4.16        3.91          0.18
0.00           (2.15) ---------------------------------------
-----------------------------------------------
12/31/93                4.12        4.16          0.18
0.02            6.01 ----------------------------------------
----------------------------------------------
12/31/92                4.09        4.12          0.19
0.01            5.92 ----------------------------------------
---------------------------------------------Inception*-
12/31/91                4.01        4.09          0.03
0.01            2.85
=============================================================
== == =======================
Total                                            $0.68
$0.04
=============================================================
== == =======================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

-------------------------------------------------------------
-----------------
Average Annual Total Return -- Class A Shares ---------------
-------------------------------------------------------------
-

Without

Sales Charge
=============================================================
== == ===============
Six Months Ended 6/30/95+
8.22% -------------------------------------------------------
-----------------------
Year Ended 6/30/95
7.90 --------------------------------------------------------
----------------------
Inception* through 6/30/95
5.69 --------------------------------------------------------
----------------------

-------------------------------------------------------------
-----------------
Cumulative Total Return -------------------------------------
-----------------------------------------

Without

Sales Charge
=============================================================
== == ===============
Class A shares (Inception* through 6/30/95)
22.27% ------------------------------------------------------
------------------------

* The inception date for Class A shares is November 11, 1991.
+ Represents total return for the period from January 1, 1995 through June 30,
  1995, not annualized.


7

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio ---------------
-------------------------------------------------------------
-Historical Performance -------------------------------------
-----------------------------------------

               Growth of $10,000 Invested in Class A Shares
              of Short-Term U.S. Treasury Securities
              Portfolio vs.
                                  Salomon Brothers 3-Year
                                  Treasury Index+ (unaudited)
-------------------------------------------------------------
-----------------
                           November 1991 - June 1995
                             [GRAPH APPEARS HERE]

                            Short-Term         Salomon
                           Brothers U.S. Treasury   3-Year
                       Securities Portfolio     Treasury
            Index+ -----------------------------------------
            --------
            11/91             10,000                10,000
            12/91             10,285                10,230
            12/92             10,894                10,902
            12/93             11,549                11,653
            12/94             11,301                11,471
             6/95             12,227                12,433

+ Hypothetical illustration of $10,000 invested in shares at inception on
  November 11, 1991, assuming reinvestment of dividends and capital gains at net asset value through June 30, 1995. The Salomon Brothers 3-Year Treasury Index is composed of the most recently issued 3-year United States Treasury Note
 ("Note") which is used to track the Note's return until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

8

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Schedules of Investments (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------

                        INCOME RETURN ACCOUNT PORTFOLIO

     FACE
COUPON
    AMOUNT         SECURITY
RATE
MATURITY           VALUE
=============================================================
== == ==================================
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 66.6%
  $3,000,000  U.S. Treasury Note
  5.500%
4/30/96       $ 2,993,970
   2,000,000  U.S. Treasury Note
4.250
5/15/96         1,975,160
   4,000,000  U.S. Treasury Note
6.250
8/31/96         4,019,480
2,000,000  U.S. Treasury Note                           6.250
1/31/97         2,012,660
5,000,000  U.S. Treasury Note                           6.750
2/28/97         5,070,900
2,000,000  U.S. Treasury Note                           7.125
9/30/99         2,082,880
-------------------------------------------------------------
------------------------------------
              TOTAL U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS (Cost -- $17,984,844)
18,155,050
=============================================================
== == ==================================
REPURCHASE AGREEMENTS -- 33.4%
   6,346,000  Goldman Sachs, 5.947% due 7/3/95;
              Proceeds at maturity -- $6,349,145; (Fully
collateralized
              by U.S. Treasury Notes, 6.625% due 3/31/97;
              Market value -- $6,479,016)
6,346,000
    2,755,000  Chemical Securities Inc., 5.977% due 7/3/95;
              Proceeds at maturity -- $2,756,372; (Fully
collateralized
              by U.S. Treasury Notes, 6.125% due 5/15/98;
              Market value -- $2,811,714)
2,755,000 ---------------------------------------------------
----------------------------------------------
              TOTAL REPURCHASE AGREEMENTS (Cost --
$9,101,000) 9,101,000
=============================================================
== == ==================================
              TOTAL INVESTMENTS -- 100% (Cost --
$27,085,844*) $27,256,050
=============================================================
== == ==================================

                      See Notes to Financial Statements.
9

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 -----------------------------------------------
-------------------------------

                 SHORT-TERM U.S. TREASURY SECURITIES
PORTFOLIO

     FACE
COUPON
    AMOUNT         SECURITY
RATE
MATURITY           VALUE
=============================================================
== == ==================================
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 98.1%
$ 5,000,000  U.S. Treasury Note
6.875%
10/31/96       $ 5,067,750
   9,000,000  U.S. Treasury Note
6.500
11/30/96         9,084,510
   4,000,000  U.S. Treasury Note
5.500
07/31/97         3,974,240
   5,000,000  U.S. Treasury Note
6.500
08/15/97         5,063,350
   9,000,000  U.S. Treasury Note
6.000
11/30/97         9,027,180
   2,750,000  U.S. Treasury Note
6.000
12/31/97         2,758,773
  11,500,000  U.S. Treasury Note
6.500
04/30/99        11,704,240
  20,000,000  U.S. Treasury Note
6.750
05/31/99        20,535,400
-------------------------------------------------------------
------------------------------------
              TOTAL U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS (Cost -- $65,844,960)
67,215,443
=============================================================
== == ==================================
REPURCHASE AGREEMENT -- 1.9%
   1,295,000  Goldman Sachs, 5.947% due 07/03/95;
              Proceeds at Maturity -- $1,295,642; (Fully
collateralized by
              U.S. Treasury Notes, 6.625% due 3/31/97;
              Market value -- $1,322,144) (Cost --
$1,295,000) 1,295,000
=============================================================
== == ==================================
              TOTAL INVESTMENTS -- 100% (Cost --
$67,139,960*) $68,510,443
=============================================================
== == ==================================

*Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.
10
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Assets and Liabilities (unaudited)
June 30, 1995 -----------------------------------------------
-------------------------------


INCOME            SHORT-TERM

RETURN           U.S. TREASURY

ACCOUNT            SECURITIES

PORTFOLIO           PORTFOLIO
=============================================================
== == ==================================
ASSETS:
  Investments, at value (Cost--
    $27,085,844 and $67,139,960,
    respectively)
$27,256,050          $68,510,443
  Cash
1,092                  984
  Receivable for Fund shares sold
161,622                   --
  Interest receivable
324,504              768,561
  Other assets
106,585              151,848
-------------------------------------------------------------
------------------------------------
  Total Assets
27,849,853           69,431,836
-------------------------------------------------------------
------------------------------------
LIABILITIES:
  Management fees payable
9,987               31,517
  Distribution costs payable
924              150,089
  Dividends payable
123,964              212,342
  Accrued expenses and other liabilities
22,847               34,980
-------------------------------------------------------------
------------------------------------
  Total Liabilities
157,722              428,928
-------------------------------------------------------------
------------------------------------
Total Net Assets
$27,692,131          $69,002,908
=============================================================
== == ==================================
NET ASSETS:
  Par value of capital shares
$    28,913          $   167,836
  Capital paid in excess of par value
29,172,461           72,757,195
  Undistributed net investment income
38,622                   --
  Accumulated net realized loss on
    security transactions
(1,718,071)          (5,292,606)
  Net unrealized appreciation of investments
170,206            1,370,483 --------------------------------
-------------------------------------------------------------
---
Total Net Assets
$27,692,131          $69,002,908
=============================================================
== == ==================================
Shares Outstanding:
  Class A
1,786,881           16,783,614 ------------------------------
  --------------------------------
----------------------------------
  Class C
288,817                   --
-------------------------------------------------------------
-----------------------------------
  Class Y
122,509                   --
-------------------------------------------------------------
-----------------------------------
  Class Z
693,087                   --
-------------------------------------------------------------
-----------------------------------
Net Asset Value: --------------------------------------------
  ------------------
----------------------------------
  Class A (and redemption price)
$9.58                $4.11 ----------------------------------
--
  -----------------------------------------------------------
-
  Class C*
$9.58                   --
-------------------------------------------------------------
-----------------------------------
  Class Y (and redemption price)
$9.58                   --
-------------------------------------------------------------
-----------------------------------
  Class Z (and redemption price)
$9.58                   --
-------------------------------------------------------------
-----------------------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 2.04% of net asset value per share)
$9.78                $4.11
=============================================================
== == ==================================

* Redemption price is NAV of Class C shares reduced by a
1.00%
CDSC if shares
  are redeemed within the first year of purchase.
                      See Notes to Financial Statements.
11

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Operations (unaudited) ------------------------
------------------------------------------------------

For the Six Months Ended June 30, 1995


INCOME             SHORT-TERM

RETURN            U.S. TREASURY

ACCOUNT            SECURITIES

PORTFOLIO           PORTFOLIO
=============================================================
== == ==========================================
INVESTMENT INCOME:
    Interest
$   918,783           $ 2,457,763
-------------------------------------------------------------
--------------------------------------------
EXPENSES:
    Management fees (Note 2)
65,472               174,634
    Distribution fees (Note 2)
4,943               135,827
    Registration fees
12,894                32,590
    Shareholder and system servicing
fees 6,726             20,055
    Custody
2,976                 9,026
    Audit and legal
2,779                 4,313
    Shareholder communications
2,232                 7,018
    Directors' fees
496                 1,555
    Other
5,205                 4,331
-------------------------------------------------------------
--------------------------------------------
    Total Expenses
103,723               389,349
-------------------------------------------------------------
--------------------------------------------
Net Investment Income
815,060             2,068,414 -------------------------------
-------------------------------------------------------------
-------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
    Realized Gain (Loss) From Security Transactions
    (excluding short-term securities):
       Proceeds from sales
27,769,998            48,474,570
       Cost of securities sold
27,671,848            49,837,579
-------------------------------------------------------------
--------------------------------------------
    Net Realized Gain (Loss)
98,150            (1,363,009) -------------------------------
-------------------------------------------------------------
------------
    Change in Net Unrealized Appreciation of Investments:
       Beginning of period
(463,291)           (3,910,726)
       End of period
170,206             1,370,483
-------------------------------------------------------------
--------------------------------------------
    Increase in Unrealized Appreciation
633,497             5,281,209
-------------------------------------------------------------
--------------------------------------------
Net Gain On Investments
731,647             3,918,200
-------------------------------------------------------------
--------------------------------------------
Increase in Net Assets From Operations
$ 1,546,707            $5,986,614
=============================================================
== == ==========================================

                      See Notes to Financial Statements.
12
Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Statements of Changes in Net Assets -------------------------
-----------------------------------------------------

For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


SHORT-TERM

INCOME RETURN
U.S. TREASURY

ACCOUNT PORTFOLIO            SECURITIES PORTFOLIO
                                                -------------
----------------      --------------------------------
                                                    1995
1994                1995               1994
=============================================================
== == =====================================================
OPERATIONS:
  Net investment income                         $   815,060
$  2,203,747        $  2,068,414      $   7,334,575
  Net realized gain (loss) on
    security transaction                             98,150
(547,137)         (1,363,009)        (3,948,419)
  Increase (decrease) in net
    unrealized appreciation
    (depreciation) of
    investments                                     633,497
(689,785)          5,281,209         (6,533,895) ------------
--
-------------------------------------------------------------
-----------------------------------------
  Increase (Decrease) in Net
    Assets From Operations                        1,546,707
966,825           5,986,614         (3,147,739) -------------
-------------------------------------------------------------
----------------------------------------DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income                            (791,677)
(2,191,210)         (2,068,414)        (7,334,575)
  Net realized gain on security
    transactions                                         --
--                  --                 ----------------------
--
-------------------------------------------------------------
--------------------------------
  Decrease in Net Assets
    From Distributions to
    Shareholders                                   (791,677)
(2,191,210)         (2,068,414)        (7,334,575) ----------
--
-------------------------------------------------------------
-------------------------------------------
FUND SHARE TRANSACTIONS
(NOTE 5):
  Net proceeds
    from sale of shares
1,563,428 13,380,684           3,786,057
89,709,541
  Net value of shares issued
    for reinvestment of
    dividends                                       559,223
1,738,307           1,524,330          6,166,194
  Cost of shares reacquired                      (7,476,845)
(41,882,513)        (28,932,272)      (202,445,248) ---------
--
-------------------------------------------------------------
--------------------------------------------
  Decrease in Net Assets
    From Fund Share
    Transactions                                 (5,354,194)
(26,763,522)        (23,621,885)      (106,569,513) ---------
--
-------------------------------------------------------------
--------------------------------------------
Decrease in Net Assets                           (4,599,164)
(27,987,907)        (19,703,685)      (117,051,827)

NET ASSETS:
   Beginning of period                            32,291,295
60,279,202          88,706,593        205,758,420 -----------
--
-------------------------------------------------------------
------------------------------------------
  End of period                                 $27,692,131
$ 32,291,295        $ 69,002,908      $  88,706,593
=============================================================
== == =====================================================
* Includes undistributed
  net investment income of:                         $38,622
$15,239                  --                 --
=============================================================
== == =====================================================

                      See Notes to Financial Statements.
13

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) -------------------
--
----------------------------------------------------------
     1. SIGNIFICANT ACCOUNTING POLICIES
     The Income Return Account Portfolio ("Income Return
Account") and the
Short-Term U.S. Treasury Securities Portfolio ("Short-Term U.S. Treasury") are separate investment portfolios ("Portfolios") of the Smith Barney Funds, Inc.
("Fund"). The Fund, a Maryland corporation, is registered under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of these Portfolios and four other separate investment portfolios: Income and Growth, U.S. Government Securities,
Monthly Payment Government and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on the trade date; (b) U.S.
Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than
60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of
60 days or less are valued at cost plus accreted discount, or minus amortized premiums, as applicable; (c) interest income is recorded on the accrual basis;
(d) gains or losses on the sale of securities are calculated by using the specific identification method and include gains or losses resulting from repayments of principal on mortgage-backed securities; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets;
(f) dividends and
distributions to shareholders are recorded on the ex-dividend date; and (g) each portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

   2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED
PERSONS

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc., acts as investment manager to the Fund.
The Monthly
Payment Government, U.S. Government Securities and Income
Return Account
Portfolios pay SBMFM a management fee calculated at the annual rate of 0.50% on the first $200 million of the aggregate average daily net assets of the three portfolios

14

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

and 0.40% on the aggregate average daily net assets in excess of
$200 million,
allocated to each Portfolio based on their relative average daily net assets.
Short-Term U.S. Treasury pays SBMFM a management fee calculated at the annual rate of 0.45% of the Portfolio's average daily net assets.
All fees are
calculated daily and paid monthly.

    Smith Barney Inc. ("SB"), another subsidiary of Smith
Barney Holdings Inc.,
acts as distributor of Fund shares. For the six months ended
June 30, 1995, SB
received sales charges of approximately $16,000 on sales of Income Return
Account Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the six months ended June 30, 1995, there were approximately $1,000 in such charges.

     Pursuant to a Distribution Plan Income Return Account pays a distribution fee and service fee with respect to its Class C shares calculated at an annual rate of 0.20% and 0.15% of average daily net assets, respectively. Short-Term
U.S. Treasury pays a service fee with respect to Class A shares calculated at the annual rate of 0.25% of its average daily net assets and a distribution fee calculated at the annual rate of 0.10% of average daily net assets. All officers and three directors of the Fund are employees of SB.

     3. INVESTMENTS

  During the six months ended June 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were, as follows:

Portfolio                                           Purchases
Sales
=============================================================
== == ===============
Income Return Account
$18,901,250 $15,333,438
Short-Term U.S. Treasury Securities
25,328,281 48,474,570
=============================================================
== == ===============


15

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

At June 30, 1995, the net unrealized appreciation of investments for Federal
Income tax purposes by Portfolio consisted of the following:


Short-

Income Term U.S.

Return Treasury

Account Securities
=============================================================
== == ===============
Gross unrealized appreciation
$206,646 $1,466,590
Gross unrealized depreciation
(36,440)
(96,107) ----------------------------------------------------
--------------------------
Net unrealized appreciation
$170,206 $1,370,483
=============================================================
== == ===============

     At December 31, 1994, Income Return Account and Short-Term U.S. Treasury had net capital loss carryovers of $1,816,221 and $3,929,597, respectively, available to offset future capital gains. To the extent that these carryover losses are used to offset capital gains, it is probable that any gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on December 31, of the year indicated:

Portfolio                                          2002
1997          1996
=============================================================
== == =====================
Income Return Account                           $  547,137
$236,762     $1,032,322
Short-Term U.S. Treasury Securities              3,929,597
--             --
=============================================================
== == =====================

     4. REPURCHASE AGREEMENTS

      The Portfolios purchase (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. CAPITAL SHARES

     At June 30, 1995, the Fund had two billion shares of $0.01 par value capital stock authorized. The Income Return Account has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.
Effective November 7, 1994, the Fund adopted a new class structure, renaming existing Class B shares as Class C shares for the


16

Smith Barney Funds, Inc. ------------------------------------
------------------------------------------
Notes to Financial Statements (unaudited) (continued) -------
-------------------------------------------------------------
---------

Income Return Account. At June 30, 1995 total paid-in-capital amounted to the following for each class and respective Portfolio:

Portfolio                                         Class A
Class C        Class Y       Class Z
=============================================================
== == ======================================
Income Return Account                           $18,541,613
$2,824,676     $1,312,587    $6,522,498
Short-Term U.S. Treasury Securities              72,925,031
--             --            -
=============================================================
== == ======================================

  Transactions in shares of each Portfolio were as follows:

                                                    SIX
MONTHS ENDED                  YEAR ENDED
                                                     JUNE 30,
1995                        DECEMBER 31, 1994
                                            -----------------
------------       ----------------------------------
INCOME RETURN ACCOUNT                         SHARES
AMOUNT             SHARES                AMOUNT
=============================================================
== == ===================================================
Class A
Shares sold                                    140,093
$
1,340,153            276,529         $   2,616,488
Shares issued on reinvestment
33,922
320,395            150,791             1,427,935
Shares redeemed                               (413,257)
(3,921,860)        (3,708,422)          (35,070,581)
=============================================================
== == ===================================================
Net Decrease                                  (239,242)
$
(2,261,312)        (3,281,102)        $ (31,026,158)
=============================================================
== == ===================================================
Class C+
Shares sold                                     21,297
$
202,324            256,941         $   2,437,665
Shares issued on reinvestment
4,802
45,367             10,968               110,488
Shares redeemed
(64,464)
(607,682)          (357,469)           (3,389,893)
=============================================================
== == ===================================================
Net Decrease                                   (38,365)
$
(359,991)           (89,560)        $    (841,740)
=============================================================
== == ===================================================
Class Y++
Shares sold                                         --
--            121,282         $   1,152,444
Shares issued on reinvestment                    3,979
$
37,516             11,913               112,510
Shares redeemed                               (227,850)
(2,153,345)          (351,172)           (3,300,139)
=============================================================
== == ===================================================
Net Decrease                                  (223,871)
$ (2,115,829)          (217,977)        $  (2,035,185)
=============================================================
== == ===================================================
Class Z*
Shares sold                                      2,222
$ 20,951            761,580         $   7,174,087
Shares issued on reinvestment                   16,490
155,945              9,325                87,374
Shares redeemed
(83,530)
(793,958)           (13,001)             (121,900)
=============================================================
== == ===================================================
Net Increase (Decrease)                        (64,818)
$ (617,062)           757,904         $   7,139,561
=============================================================
== == ===================================================

Short-Term U.S. Treasury Securities
=============================================================
== == ===================================================
Class A
Shares sold                                    936,142
$ 3,786,057         21,923,554         $  89,709,541
Shares issued on reinvestment                  379,554
1,524,330          1,530,315             6,166,194 Shares
redeemed                             (7,216,348) (28,932,272)
(50,274,705)         (202,445,248)
=============================================================
== == ===================================================
Net Decrease                                (5,900,652)
$(23,621,885)       (26,820,836)        $(106,569,513)
=============================================================
== == ===================================================

+ On November 7, 1994 the former Class B shares were renamed
Class C shares.

++ On November 7, 1994 the former Class C shares were renamed
Class Y shares.

  * Sales of Class Z shares commenced on November 7, 1994.


17

Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Financial Highlights ----------------------------------------
--------------------------------------

For a share of each class of capital stock outstanding throughout each period:

CLASS A SHARES
1995(1) 1994           1993           1992          1991
=============================================================
== ==
==========================================================
Net Asset Value, Beginning of Period                    $9.34
$9.59          $9.68          $9.65         $9.38 -----------
--
-------------------------------------------------------------
----------------------------------------------Income From
Operations:
  Net investment income                                  0.26
0.46           0.45           0.52          0.67
  Net realized and unrealized
   gain (loss) on investments                          0.23
(0.26)         (0.07)          0.03          0.33 -----------
--
-------------------------------------------------------------
----------------------------------------------Total Income
From Operations
0.49 0.20       0.38
0.55          1.00 ------------------------------------------
--
-------------------------------------------------------------
----------------
Less Distributions:
 Dividends from net investment income                  (0.25)
(0.45)         (0.47)         (0.52)        (0.73) ----------
--
-------------------------------------------------------------
-----------------------------------------------Total
Distributions                                     (0.25)
(0.45)         (0.47)         (0.52)        (0.73)
-------------------------------------------------------------
-----------------------------------------------------------
Net Asset Value, End of Period                          $9.58
$9.34          $9.59          $9.68         $9.65
-------------------------------------------------------------
-----------------------------------------------------------
Total Return
5.34%++
2.14%          4.00%          5.85%        11.06%
-------------------------------------------------------------
-----------------------------------------------------------
Net Assets, End of Period (000s)                      $17,111
$18,918        $50,874        $48,538       $33,682
-------------------------------------------------------------
----------------------------------------------------------
Ratios to Average Net Assets:
  Expenses
0.67%+
0.56%          0.53%          0.50%         0.49%
  Net investment income
5.60+
4.60           4.67           5.33          6.98
-------------------------------------------------------------
----------------------------------------------------------
Portfolio Turnover Rate
83.87%
126.64%        152.04%         84.15%        30.44%
=============================================================
== ==
==========================================================

CLASS C SHARES (2)
1995(1)
1994           1993         1992(3)
=============================================================
== ==
==========================================================
Net Asset Value, Beginning of Period                    $9.34
$9.58          $9.68          $9.69
-------------------------------------------------------------
----------------------------------------------------------
Income From Operations:
  Net investment income                                  0.24
0.42           0.45           0.03
  Net realized and unrealized
     gain (loss) on investments                          0.24
(0.24)         (0.12)            ----------------------------
-------------------------------------------------------------
--------------------------------Total Income From Operations
0.48 0.18           0.33           0.03 ---------------------
-------------------------------------------------------------
--------------------------------------Less Distributions:
Dividends from net investment income                  (0.24)
(0.42)         (0.43)         (0.04) ------------------------
-------------------------------------------------------------
-----------------------------------Total Distributions
(0.24)
(0.42)         (0.43)         (0.04) ------------------------
-------------------------------------------------------------
-----------------------------------Net Asset Value, End of
Period                          $9.58 $9.34          $9.58
$9.68 -------------------------------------------------------
-------------------------------------------------------------
----Total Return
5.16%++
1.86%          3.53%          0.31%++ -----------------------
-----------------------------------------
---------------------------------------------------------Net
Assets, End of Period (000s)                       $2,765
$3,055         $3,993            $10 ------------------------
-------------------------------------------------------------
----------------------------------Ratios to Average Net
Assets:
Expenses                                               0.97%+
0.94%          0.90%          0.86%+
 Net investment income                                  4.96+
4.40           4.25           5.71+ -------------------------
-------------------------------------------------------------
---------------------------------Portfolio Turnover Rate
83.87% 126.64%        152.04%         84.15%
=============================================================
== ==
==========================================================

(1) For the six months ended June 30, 1995 (unaudited).

(2) On November 7, 1994 the former Class B shares were renamed Class C shares.

(3) For the period from December 16, 1992 (inception date) to
December 31, 1992.

++ Not annualized as it may not be representative of the
total return for the
    year.
  + Annualized.
18
Smith Barney Funds, Inc.
Income Return Account Portfolio -----------------------------
-------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

CLASS Y SHARES (1)
1995(2)            1994            1993(3)
=============================================================
== == ===============================================
Net Asset Value, Beginning of Period
$9.34            $9.59             $9.72 --------------------
--
-------------------------------------------------------------
---------------------------
Income From Operations:
  Net investment income
0.26             0.44              0.42
   Net realized and unrealized gain (loss) on investments
0.23            (0.25)            (0.13) --------------------
-------------------------------------------------------------
----------------------------
Total Income From Operations
0.49             0.19              0.29
-------------------------------------------------------------
-------------------------------------------------
Less Distributions:
  Dividends from net investment income
(0.25)           (0.44)            (0.42)
-------------------------------------------------------------
-------------------------------------------------
Total Distributions
(0.25)           (0.44)            (0.42)
-------------------------------------------------------------
-------------------------------------------------
Net Asset Value, End of Period
$9.58            $9.34             $9.59
-------------------------------------------------------------
-------------------------------------------------
Total Return
5.34%++          2.01%             3.01%++
-------------------------------------------------------------
-------------------------------------------------
Net Assets, End of Period (000s)
$1,173           $3,235           $ 5,412
-------------------------------------------------------------
-------------------------------------------------
Ratios to Average Net Assets:
  Expenses
0.70%+           0.69%             0.75%+
  Net investment income
5.63+            4.65              4.78+
-------------------------------------------------------------
-------------------------------------------------
Portfolio Turnover Rate
83.87%          126.64%           152.04%
=============================================================
== == ===============================================

CLASS Z SHARES
1995(2)          1994(4)
=============================================================
== == ===============================================
Net Asset Value, Beginning of Period
$9.35            $9.42
-------------------------------------------------------------
-------------------------------------------------
Income From Operations:
  Net investment income
0.25             0.07
   Net realized and unrealized gain (loss) on investments
0.23            (0.02) --------------------------------------
-------------------------------------------------------------
----------
Total Income From Operations
0.48             0.05 ---------------------------------------
-------------------------------------------------------------
----------
Less Distributions:
  Dividends from net investment income
(0.25)           (0.12) -------------------------------------
-------------------------------------------------------------
------------
Total Distributions
(0.25)           (0.12) -------------------------------------
-------------------------------------------------------------
------------
Net Asset Value, End of Period
$9.58            $9.35 --------------------------------------
-------------------------------------------------------------
----------
Total Return
5.22%++          0.38%++ ------------------------------------
-------------------------------------------------------------
------------
Net Assets, End of Period (000s)
$6,643           $7,083 -------------------------------------
-------------------------------------------------------------
-----------
Ratios to Average Net Assets:
  Expenses
0.68%+           0.46%+
  Net investment income
5.59+            5.29+ --------------------------------------
-------------------------------------------------------------
----------
Portfolio Turnover Rate
83.87%          126.64%
=============================================================
== == ===============================================

(1) On November 7, 1994 the former Class C shares were renamed Class Y shares.

(2) For the six months ended June 30, 1995 (unaudited).

(3) For the period from February 1, 1993 (inception date) to
December 31, 1993.

(4) For the period from November 7, 1994 (inception date) to
December 31, 1994.

++ Not annualized as it may not be representative of the total return for the year.
  + Annualized.


19

Smith Barney Funds, Inc.
Short-Term U.S. Treasury Securities Portfolio ---------------
--
-------------------------------------------------------------
Financial Highlights (continued) ----------------------------
--------------------------------------------------
For a share of capital stock outstanding throughout each period:

CLASS A SHARES                                      1995(1)
1994           1993           1992         1991(2)
=============================================================
== ==
========================================================
Net Asset Value, Beginning of Period                 $3.91
$4.16          $4.12          $4.09          $4.01 ----------
-------------------------------------------------------------
-----------------------------------------------Income (Loss)
From Operations:
  Net investment income                               0.10
0.18           0.18           0.19           0.03
  Net realized and unrealized
    gain (loss) on investments                        0.20
(0.25)          0.06           0.04           0.09
-------------------------------------------------------------
---------------------------------------------------------
Total Income (Loss) From Operations                   0.30
(0.07)          0.24           0.23           0.12
-------------------------------------------------------------
---------------------------------------------------------Less
Distributions:
  Dividends from net investment income               (0.10)
(0.18)         (0.18)         (0.19)         (0.03)
  Distribution from net realized gains
    on security transactions                            --
--          (0.02)         (0.01)         (0.01) ------------
-------------------------------------------------------------
---------------------------------------------
Total Distributions                                  (0.10)
(0.18)         (0.20)         (0.20)         (0.04) ---------
-------------------------------------------------------------
------------------------------------------------
Net Asset Value, End of Period                       $4.11
$3.91          $4.16          $4.12          $4.09 ----------
-------------------------------------------------------------
-----------------------------------------------
Total Return                                          8.22%++
(2.15)%         6.01%          5.92%          2.85%++
-------------------------------------------------------------
----------------------------------------------------------
Net Assets, End of Period (000s)                   $69,003
$88,707       $205,758       $130,280        $93,946 --------
-------------------------------------------------------------
-------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.03%+
0.91%          0.88%          0.91%          0.80%+
  Net investment income                               5.45+
4.54           4.40           4.76           4.89+ ----------
-------------------------------------------------------------
----------------------------------------------Portfolio
Turnover Rate                                  33.43%
24.51%         41.12%         44.99%          4.61%
=============================================================
== ==
========================================================

(1) For the six months ended June 30, 1995 (unaudited).
(2) For the period from November 11, 1991 (inception date)
to December 31, 1991.
++ Not annualized as it may not be representative of the
total return for the
    year.
  + Annualized.
20
Smith Barney
Funds, Inc.


DIRECTORS

Jessica M. Bibliowicz
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Heath B. McLendon, Chairman
C. Richard Youngdahl


OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


                                  SMITH BARNEY ---------
                                  --

                                  A Member of
TravelersGroup [LOGO APPEARS HERE]
INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR
Smith Barney Inc.


CUSTODIAN
PNC Bank


SHAREHOLDER
SERVICING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc.: Income Return Account and Short-
Term U.S. Treasury
Securities Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the
Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013

FD 0632 8/95

Annual Report

1994
1994
1994
1994
1994

Smith Barney
Funds, Inc.
Income & Growth
Portfolio
---------------------------
December 31, 1994


[LOGO]
Smith Barney Mutual Funds
Investing for your future.
Every day.

Income and Growth Portfolio


Dear Shareholder:

The Smith Barney Funds, Inc.: Income and Growth Portfolio faced a challenging environment for equity investing in 1994. The Fund produced a total return of a negative 4.31% for Class A shares for the year ended December 31, 1994 compared to 1.31% total return for the Standard & Poor's 500 Index during the same period. At December 31, 1994, the Portfolio was paying a quarterly dividend of
$0.1118 per share for Class A shareholders, which represents a slight increase from June 30, 1994.

Market Review

Beginning in February of 1994, the Federal Reserve Board
("Fed")
began a shift
away from a monetary policy intended to stimulate economic growth, to a more neutral stance. The Fed implemented its new policy direction by raising the federal funds rate -- the rate banks charge each other for overnight loans
-- six times throughout the year. The rate began the year at 3.0%, and by the end of December, it stood at 5.5%.

The Fed's objective in raising short-term interest rates was to moderate the rate of economic growth in order to preempt future inflation. The rate hikes had another effect, however, and that was to cause heavy selling in both the bond and stock markets. The sell-off in stocks occurred in spite of extremely strong corporate earnings, creating a stalemate in the equity markets. While earnings helped push stock prices higher at times during the past year, interest-rate worries largely overwhelmed corporate-profit growth.

Portfolio Strategy

Our strategy for coping with last year's difficult market environment was careful stock selection. We continued to rely on fundamental research and typically employed a bottom-up approach to identify attractive stocks where valuations had come down, but intrinsic worth remained strong. We also kept our focus on larger-capitalization companies whose dividend yields are higher than the average.

The Portfolio holds a number of retail stocks in the consumer cyclical sector which we believe have depressed valuations due to the market's perception that consumer spending will slow down next year. In our view, some individual retail stocks will buck that trend. Sears, Roebuck & Co., for instance, has refocused itself, improved its merchandising and lowered its costs. By doing so it also increased its prospects for earnings growth as it faces competition from discount retailers and traditional department stores.

Eastman Kodak also fits the description of a high-quality company that suffers from overly pessimistic investor views. We think Kodak is attractive because management is committed to reorganizing and streamlining the company's massive bureaucracy to combat foreign competition.

We also like insurance companies such as Lincoln National and Marsh & McLennon.
They are currently undervalued because it does not appear that current prices reflect any improvement in earnings. We see this as an excellent buying opportunity because, as the bond market stabilizes, the negative balance-sheet impact of lower bond prices will subside.

We also maintained our positions in multinational companies which stand to benefit from an improving economic outlook overseas. Avon
Products Inc. is an
example of a true global company which is benefitting from highly diversified exposure worldwide and is well-positioned to profit from heavy consumer demand in developing countries.

Outlook

In the U.S., we believe that this year's string of interest rate hikes should create a slowdown, but not halt, to economic growth. Meanwhile, corporate earnings should continue to rise, but at a slower pace. The environment for investing in equities, however, will remain challenging until the Fed is convinced that inflation is under control and begins to lower rates. In selecting investments for the Portfolio, we will continue to focus on large, mature, financially stable companies offering higher-than average dividend yields. This is consistent with our conservative, income oriented management style which emphasizes a low-risk approach.

Respectfully yours,



/s/ Stephen Treadway
Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

Smith Barney Funds, Inc.
Income and Growth Portfolio

Historical Performance - Class A Shares

                   Net Asset Value ---------------------
Beginning         End of      Income    Capital
Gain Total
Year Ended      of Year         Year      Dividends
Distributions   Return (1)
=============================================================
== ==
==============
12/31/94       $13.31         $12.18       $0.42
$0.14
(4.31)% -----------------------------------------------------
------------------------
12/31/93        12.48          13.31        0.46
0.73
16.38 -------------------------------------------------------
----------------------
12/31/92        12.51          12.48        0.51
0.40
7.23 --------------------------------------------------------
---------------------
12/31/91        10.54          12.51        0.73
0.05
26.57 -------------------------------------------------------
----------------------
12/31/90        12.69          10.54        0.70
0.25
(9.46) ------------------------------------------------------
-----------------------
12/31/89        11.00          12.69        0.70
0.31
25.11 -------------------------------------------------------
----------------------
12/31/88        10.05          11.00        0.63
0.17
17.67 -------------------------------------------------------
----------------------
12/31/87        11.40          10.05        0.50
0.63
(2.83) ------------------------------------------------------
-----------------------
12/31/86        10.10          11.40        0.67
0.13
21.04 -------------------------------------------------------
----------------------
12/31/85         8.69          10.10        0.66
0.22
27.30 -------------------------------------------------------
----------------------
12/31/84         9.84           8.69        0.65
1.35
9.92
=============================================================
== == ==============
Total                                      $6.63
$4.38
=============================================================
== == ==============

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


Average Annual Total Return - Class A Shares

                                Without                 With
                            Sales Charge (1)      Sales
Charge (2)
=============================================================
== == =========
Year Ended 12/31/94              (4.31)%
(9.10)%
-------------------------------------------------------------
-----------
Five Years Ended 12/31/94         6.47                  5.38
-------------------------------------------------------------
-----------
Ten Years Ended 12/31/94         11.67                 11.10
-------------------------------------------------------------
-----------

Smith Barney Funds, Inc.
Income and Growth Portfolio

Historical Performance - Class B
Shares

                      Net Asset Value
                      ----------------
                      --
                     Beginning    End     Income     Capital
Gain Total
Year Ended            of Year   of Year  Dividends
Distributions   Returns (1)
=============================================================
== == ===============
11/7/94*-12/31/94     $12.54    $12.15     $0.09
$0.14
(1.28)%
=============================================================
== == ===============

Average Annual Total Return -- Class B Shares

                                           Without
With
                                      Sales Charges (1)
Sales Charges (2)
=============================================================
== == ===============
11/7/94* through 12/31/94                  (1.28)%
(6.22)% -----------------------------------------------------
-------------------------

Historical Performance - Class C Shares

                       Net Asset Value
                     ------------------
                     Beginning    End     Income     Capital
Gain Total
Year Ended            of Year   of Year  Dividends
Distributions   Returns (1)
=============================================================
== == ===============
12/31/94              $13.30    $12.18     $0.34
$0.14
(4.91)% -----------------------------------------------------
-------------------------
12/31/93               12.48     13.30      0.36
0.73
15.46 -------------------------------------------------------
-----------------------
12/2/92*-12/31/92      12.87     12.48      0.06
0.40
(0.57)
=============================================================
== == ===============
Total                                      $0.76
$1.27
=============================================================
== == ===============

Average Annual Total Return -- Class C Shares

                                           Without
With
                                      Sales Charges (1)
Sales Charges (2)
=============================================================
== == ===============
Year Ended 12/31/94                        (4.91)%
(5.86)% -----------------------------------------------------
-------------------------
12/2/92* through 12/31/94                   4.88
4.88 --------------------------------------------------------
----------------------
* Inception.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Historical Performance - Class Z Shares


                      Net Asset Value
                    --------------------
                    Beginning    End      Income     Capital
Gain
Total
Year Ended           of Year   of Year   Dividends
Distributions   Returns (1)
=============================================================
== == ===============
11/7/94*-12/31/94    $12.54    $12.19      $0.12
$0.14
(0.73)%
=============================================================
== == ===============

Average Annual Total Return - Class Z Shares

                                              Without
With
                                         Sales Charges (1)
Sales Charges (2)
=============================================================
== == ===============
11/7/94* through 12/31/94                     (0.73)%
(0.73)% -----------------------------------------------------
-------------------------

Cumulative Total Return


Without

Sales Charges (1)
=============================================================
== == ===============
Class A (12/31/84 through 12/31/94)
201.60% -----------------------------------------------------
--
------------------------
Class B (11/7/94* through 12/31/94)
(1.28) ------------------------------------------------------
------------------------
Class C (12/2/92* through 12/31/94)
10.43 -------------------------------------------------------
-----------------------
Class Z (11/7/94* through 12/31/94)
(0.73) ------------------------------------------------------
------------------------
(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares. (2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%, Class B shares reflect the deduction of 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred and Class C shares reflect the deduction of a 1.00% CDSC if shares are redeemed within the first year of purchase.

  * Inception.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Historical Performance

               Growth of $10,000 Invested in Class A Shares
                  of the Income and Growth Portfolio vs S&P
                  500+
                                  (unaudited)
-------------------------------------------------------------
--------------
                         December 1984 - December 1994

Measurement Period
(Fiscal Year Covered)       Income & Growth    S&P 500
-------------------         ---------------   ---------
Measurement Pt-
12/31/94                        $ 9,430
$10,610
FYE    12/85                    $11,950
$13,960
FYE    12/86                    $14,420
$16,550
FYE    12/87                    $13,980
$17,395
FYE    12/88                    $16,390
$20,284
FYE    12/89                    $20,440
$26,712
FYE    12/90                    $18,440
$25,884
FYE    12/91                    $23,340
$33,770
FYE    12/92                    $25,030
$36,344
FYE    12/93                    $29,130
$40,007
FYE    12/94                    $27,870        $40,532

+ Hypothetical illustration of $10,000 invested in Class A shares on
 December 31, 1983, assuming deduction of the maximum 5.75% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through 1990, afterwards at net asset value) and capital gains (at net asset value) through December 31,
                            1994.
The S&P 500 is
an index of widely held common stocks listed on the New York and American
  Stock Exchanges and the over-the-counter markets. Figures
                             for
the S&P 500
  include reinvestment of dividends. The index is unmanaged
                             and
is not subject
   to the same management and trading expenses of a mutual
                            fund.
The performance
of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Schedule of Investments                             December
31, 1994

    SHARES                     SECURITY
VALUE
=============================================================
== == ====
COMMON STOCKS -- 79.9%
Capital Goods -- 3.5%
    150,000 AMP Inc.
$10,912,500
     40,000 Emerson Electric Co.
2,500,000
    200,000 General Electric Co.
10,200,000 --------------------------------------------------
-----------------

23,612,500 --------------------------------------------------
-----------------
Conglomerates -- 4.8%
    350,000 Minnesota Mining & Manufacturing Co.
18,681,250
    300,000 Tenneco Inc.
12,750,000 --------------------------------------------------
-----------------

31,431,250 --------------------------------------------------
-----------------
Consumer Cyclicals -- 11.4%
    198,800 American Brands Inc.
7,455,000
     60,000 Carnival Cruise Class "A"
1,275,000
     55,000 Daimler-Benz Aktieng ADR
2,708,750
    300,000 Deluxe Corp.
7,950,000
    100,000 Dun & Bradstreet Corp.
5,500,000
     30,000 Great Atlantic & Pacific Tea Co.
543,750
     60,000 Hayes Wheels International Inc.
1,290,000
     50,000 Marriot International Inc.
1,406,250
     50,000 May Department Stores Co.
1,687,500
     80,000 McDonald's Corp.
2,340,000
    100,000 McGraw Hill Inc.
6,687,500
     40,000 Omnicom Group Inc.
2,070,000
    208,000 Readers Digest Association
10,218,000
    450,000 Sears Roebuck & Co.
20,700,000
     60,000 Tribune Co.
3,285,000 ---------------------------------------------------
----------------

75,116,750 --------------------------------------------------
-----------------
Consumer Staples -- 6.4%
    200,000 Avon Products Inc.
11,950,000
    170,000 Anheuser Busch Cos. Inc.
8,648,750
    177,500 Clorox Co.
10,450,313
     29,100 Pfizer Inc.
2,247,975
    150,000 Philip Morris Cos. Inc.
8,625,000 ---------------------------------------------------
----------------

41,922,038 --------------------------------------------------
-----------------

                      See Notes to
Financial Statements.
7

Smith Barney Funds, Inc.
Income and Growth Portfolio

Schedule of Investments (continued)
December 31, 1994

    SHARES                     SECURITY
VALUE
=============================================================
== == ======
Energy -- 14.2%
    440,000 Chevron Corp.
$19,635,000
    200,000 Dresser Industries Inc.
3,775,000
     80,000 Enron Oil & Gas
1,500,000
    300,000 Exxon Corp.
18,225,000
    255,000 Royal Dutch Petroleum Co.
27,412,500
    390,000 Texaco Inc.
23,351,250 --------------------------------------------------
-------------------

93,898,750 --------------------------------------------------
-------------------
Financial Services -- 6.6%
     30,000 American International Group Inc.
2,940,000
    200,000 Barnett Banks Inc.
7,675,000
     50,000 Equifax Inc.
1,318,750
    100,000 First Interstate Bancorp
6,762,500
    200,000 Great Western Financial Corp.
3,200,000
    170,000 Lincoln National Corp.
5,950,000
    165,000 Marsh & McLennon Co.
13,076,250
     50,500 Transamerica Corp.
2,512,375 ---------------------------------------------------
------------------

43,434,875 --------------------------------------------------
-------------------
Raw and Intermediate Materials -- 11.2%
    125,000 Carpenter Technology Corp.
7,000,000
    150,000 Dow Chemical Co.
10,087,500
    150,000 Eastman Chemical Co.
7,575,000
    200,000 du Pont De Nemours
11,250,000
     80,000 International Paper Co.
6,030,000
    250,000 Imperial Chemical Industries ADR
11,625,000
    141,000 Kimberly-Clark Corp.
7,120,500
     80,000 Monsanto Corp.
5,640,000
    200,000 Westvaco Corp.
7,850,000 ---------------------------------------------------
------------------

74,178,000 --------------------------------------------------
-------------------
Technology -- 11.4%
    350,000 Eastman Kodak Co.
16,712,500
    120,000 International Business Machines Corp.
8,820,000
    130,000 Lockheed Corp.
9,441,250
    100,000 Rockwell International Corp.
3,575,000
    300,000 United Technologies Corp.
18,862,500
    180,000 Xerox Corp.
17,820,000 --------------------------------------------------
-------------------

75,231,250 --------------------------------------------------
-------------------



                      See Notes to Financial Statements.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Schedule of Investments (continued)
December 31, 1994

    SHARES                      SECURITY
VALUE
=============================================================
== == =========
Transportation -- 2.7%
     80,000 Alexander Baldwin Inc.
$ 1,780,000
    100,000 Illinois Central Corp.
3,075,000
    200,000 Norfolk Southern Corp.
12,125,000
     20,000 Wisconsin Central Transportation Corp.*
825,000 -----------------------------------------------------
-----------
---------
17,805,000 --------------------------------------------------
----------------------
Utilities -- 7.7%
    146,000 Bell Atlantic Corp.
7,263,500
    300,000 Cinergy Corp.
7,012,500
    250,000 Consolidated Natural Gas Co.
8,875,000
     40,000 El Paso Natural Gas Co.
1,220,000
    400,000 GTE Corp.
12,150,000
    100,000 Merck & Co.
3,812,500
    150,000 Sprint Corp.
4,143,750
    200,000 Texas Utilities Co.
6,400,000 ---------------------------------------------------
---------------------

50,877,250 --------------------------------------------------
----------------------
          TOTAL COMMON STOCKS (Cost--$468,890,439)
527,507,663
=============================================================
== == =========
PREFERRED STOCKS -- 3.2%
Energy -- 0.5%
    110,300 Maxus Energy $4.00 CV. Pfd.
3,391,725 ---------------------------------------------------
---------------------
Financial Services -- 1.4%
    185,000 Banc One Corp. $3.50 Series C CV. Pfd.
9,180,625 ---------------------------------------------------
---------------------
Raw Materials -- 1.3%
    100,000 Federal Paperboard $2.875 CV. Pfd.
5,350,000
     50,000 Magma Copper $2.81 Series D Pfd.
3,087,500 ---------------------------------------------------
---------------------

8,437,500 ---------------------------------------------------
---------------------
         TOTAL PREFERRED STOCKS (Cost--$24,482,581)
21,009,850
=============================================================
== == =========




                      See Notes to Financial Statements.
9

Smith Barney Funds, Inc.
Income and Growth Portfolio

Schedule of Investments (continued)
December 31, 1994

     FACE
    AMOUNT                           SECURITY
VALUE
=============================================================
== == ==================
CONVERTIBLE DEBENTURES -- 4.1%
Cash and Carry -- 0.6%
 $ 4,000,000 Waban Inc., 6.50% due 07/01/02
$  3,580,000
-------------------------------------------------------------
--------------------
Consumer Products and Services -- 0.7%
   5,000,000 Price Company, 6.75% due 3/01/01
4,500,000 ---------------------------------------------------
------------------------------
Energy -- 0.3%
   3,300,000 Oryx Energy, 7.50% due 5/15/14
2,272,875 ---------------------------------------------------
------------------------------
Retail Trade -- 0.9%
  10,000,000 Hechinger, 5.50% due 4/01/12
6,225,000 ---------------------------------------------------
------------------------------
Transportation -- 0.1%
   1,000,000 Delta Airlines, 3.23% due 6/15/03
706,250 -----------------------------------------------------
----------------------------
Waste Management -- 1.5%
   3,300,000 Browning Ferris, 6.75% due 7/01/02
3,003,000
   6,000,000 Titan Wheel International, 4.75% 12/01/00
6,840,000 ---------------------------------------------------
------------------------------

9,843,000 ---------------------------------------------------
------------------------------
             TOTAL CONVERTIBLE DEBENTURES
             (Cost--$31,167,129)
27,127,125
=============================================================
== == ==================
REPURCHASE AGREEMENT -- 12.8%
   84,393,000 Chemical Securities Inc., 5.75% due 1/03/95;
             proceeds at maturity -- $84,446,882 (Fully
             collateralized by U.S. Treasury Notes 6.50% due
9/30/96;
             Market value -- $86,086,279) (Cost--$84,393,000)
84,393,000
=============================================================
== == ==================
             TOTAL INVESTMENTS -- 100%
             (Cost--$608,933,149**)
$660,037,638
=============================================================
== == ==================

  * Non-income producing security.
 ** Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.
10

Smith Barney Funds, Inc.
Income and Growth Portfolio

Statement of Assets and Liabilities
December 31, 1994

ASSETS:
  Investments, at value (Cost - $608,933,149)
$660,037,638
  Cash
320
  Receivable for Fund shares sold
262,545
  Dividends and interest receivable
2,296,960
  Other assets
150,156 -----------------------------------------------------
-----------------------
  Total Assets
662,747,619
=============================================================
== == =============
LIABILITIES:
  Payable for securities purchased
3,020,160
  Payable for Fund shares reacquired
5,945,627
  Management fees payable
658,547
  Distribution costs payable
537,347
  Accrued expenses and other liabilities
143,038 -----------------------------------------------------
-----------------------
  Total Liabilities
10,304,719
=============================================================
== == =============
Total Net Assets
$652,442,900
=============================================================
== == =============
NET ASSETS:
  Par value of capital shares
$    535,414
  Capital paid in excess of par value
600,736,959
  Undistributed net investment income
10,506
  Undistributed net realized gain on security transactions
55,532
  Net unrealized appreciation of investments
51,104,489 --------------------------------------------------
--------------------------
Total Net Assets
$652,442,900
=============================================================
== == =============
Shares Outstanding:
  Class A
44,691,863 --------------------------------------------------
  ------------
-------------
  Class B
29,136 ------------------------------------------------------
  --------
-------------
  Class C
2,258,101 ---------------------------------------------------
--
  ----------
-------------
  Class Z
6,562,345 ---------------------------------------------------
  -----------
-------------
Net Asset Value:
  Class A (and redemption price)
$12.18 ------------------------------------------------------
  --------
-------------
  Class B*
$12.15 ------------------------------------------------------
  --------
-------------
  Class C**
$12.18 ------------------------------------------------------
  --------
-------------
  Class Z (and redemption price)
$12.19 ------------------------------------------------------
  --------
-------------
Class A Maximum Offering Price Per Share
  (net asset value plus 5.25% of net asset value)
$12.82
=============================================================
== == =============

*Redemption price is NAV of Class B shares reduced by 5.00% if shares are redeemed less than one year from initial purchase and declines by 1% per year until no CDSC is incurred.

**Redemption price is NAV of Class C shares reduced by 1.00%
if shares are
  redeemed within the first year of purchase.
                      SEE NOTES TO FINANCIAL STATEMENTS.
11

Smith Barney Funds, Inc.
Income and Growth Portfolio


Statement of Operations                     For the year
ended December 31, 1994
INVESTMENT INCOME:
  Dividends
$ 23,944,973
  Interest
5,245,189 ---------------------------------------------------
---------------------------
  Total Income
29,190,162 --------------------------------------------------
----------------------------
EXPENSES:
  Management fees (Note 2)
4,079,437
  Distribution costs (Note 2)
2,062,633
  Shareholder servicing fees
250,559
  Shareholder communications fees
180,000
  Custodian fees
58,002
  Registration fees
53,002
  Audit and legal fees
26,802
  Directors' fees
9,001
  Other
9,000 -------------------------------------------------------
-----------------------
  Total Expenses
6,728,436 ---------------------------------------------------
---------------------------
Net Investment Income
22,461,726
=============================================================
== == ===============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized Gain From Security Transactions
   (excluding short-term securities):
   Proceeds from sales
252,895,090
   Cost of securities sold
245,662,404 -------------------------------------------------
-----------------------------
  Net Realized Gain
7,232,686 ---------------------------------------------------
---------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year
94,524,525
    End of year
51,104,489 --------------------------------------------------
----------------------------
  Decrease in Net Unrealized Appreciation
(43,420,036) ------------------------------------------------
------------------------------
Net Loss On Investments
(36,187,350)
=============================================================
== == ===============
Decrease in Net Assets Resulting From Operations
$(13,725,624)
=============================================================
== == ===============



                      SEE NOTES TO FINANCIAL STATEMENTS.
12

Smith Barney Funds, Inc.
Income and Growth Portfolio

Statements of Changes in Net Assets             For the
years ended December 31,

                                                       1994
1993
=============================================================
== == ===============
OPERATIONS:
Net investment income                             $
22,461,726
$ 21,163,014
Net realized gain on security transactions
7,232,686 33,196,859
 Increase (decrease) in net unrealized
   appreciation of investments
(43,420,036) 38,084,313 -------------------------------------
-----------------------------------------
 Increase (Decrease) In Net Assets
   Resulting From Operations
(13,725,624) 92,444,186
=============================================================
== == ===============
DISTRIBUTIONS TO SHAREHOLDERS FROM:
                     Net investment income
                         (22,551,312)
(21,134,705)
                      Net realized
                          gains
                          (7,455,252)
(33,215,996) ------------------------------------------------
------------------------------
 Decrease In Net Assets From
   Distributions To Shareholders
(30,006,564) (54,350,701)
=============================================================
== == ===============
FUND SHARE TRANSACTIONS:
Net proceeds from sales
135,017,510
68,002,376
 Net asset value of shares issued in
   connection with the transfer of the
   Smith Barney Equity Fund's net
                       assets (Note 6)
                         88,308,192
--
 Net asset value of shares issued for
                  reinvestment of dividends
                         27,216,070
50,727,177
                   Cost of shares reacquired
                        (199,254,008)
(86,503,551) ------------------------------------------------
------------------------------
 Increase In Net Assets From
Fund Share Transactions                            51,287,764
32,226,002
=============================================================
== == ===============
Increase In Net Assets
7,555,576 70,319,487

NET ASSETS
Beginning of year
644,887,324
574,567,837 -------------------------------------------------
-----------------------------
End of year*
$652,442,900
$644,887,324
=============================================================
== == ===============
* Includes undistributed net investment income of:
$10,506
$100,092
=============================================================
== == ===============

See Notes to Financial Statements.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Notes to Financial Statements

    1. Significant Accounting Policies
 The Income and Growth Portfolio ("Portfolio") is a separate investment
portfolio of the Smith Barney Funds, Inc. ("Fund").  The
Fund, a   Maryland
corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this
Portfolio and six other separate investment portfolios: U.S.
Government
Securities, Income Return Account, Monthly Payment
Government, Short-Term U.S.
Treasury Securities, Capital Appreciation and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

  The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and
U.S. Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded by the Portfolio on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets liabilities denominated in foreign currencies are translated into U.S.
based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; and (h) the Portfolio intends to comply with the requirements of the
Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Notes to Financial Statements (continued)

    2. Management Agreement and Transactions with
       Affiliated Persons
    Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Income and Growth Portfolio pays SBMFM a management fee calculated at an annual rate of 0.60% on the first $500 million,
0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

  Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1994, SB received brokerage commissions of $136,581 and was paid sales charges on Class A share purchases of approximately $1 million.

  Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares and exchanging the old Class C shares into Class A shares. A contingent deferred sales charge ("CDSC") was imposed on new Class B shares which begins at 5.00% if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no
CDSC is incurred. A CDSC of 1.00% was imposed on Class C shares if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the year ended December 31, 1994, there were approximately $23,000 in such charges.

    Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for that class. All officers and two directors of the Fund are employees of SB.

Smith Barney Funds, Inc.
Income and Growth Portfolio
Notes to Financial Statements (continued)
    3. Investments
 During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $169,653,232 and $252,895,090, respectively. At December
31, 1994, net unrealized appreciation of investments for Federal income tax purposes consisted of the following:

=============================================================
== == ===============
Gross unrealized appreciation
$ 77,897,919
Gross unrealized depreciation
(26,793,430) ------------------------------------------------
------------------------------
Net unrealized appreciation
$ 51,104,489
=============================================================
== == ===============

    4. Repurchase Agreements

 The Portfolio purchases (and its custodian takes possession of) U.S.
Government Securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

    5. Capital Shares

   At December 31, 1994, there were two billion shares of $0.01 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At December 31,
1994, paid-in capital amounted to the following for each class:

                               Class A      Class B
Class
C Class Z
=============================================================
== == ===============
Total Paid-in Capital        $488,618,593   $358,644
$30,122,210   $82,172,926
=============================================================
== == ===============

Smith Barney Funds, Inc.
Income and Growth Portfolio

Notes to Financial Statements (continued)
        Transactions in shares of each class were as follows:

                                         Year Ended
Year Ended
                                      December 31, 1994
December 31, 1993
                                   --------------------------
------------
                                   Shares         Amount
Shares       Amount
=============================================================
== == =======================

Class A++
Shares sold                       3,925,141   $  33,508,255
3,942,695   $ 52,823,562
Net asset value of shares
   issued in connection with
   the transfer of the Smith
   Barney Equity Fund's net
   assets (Note 6)                6,640,327      87,697,961
--             --
Shares issued on reinvestment     1,963,191      24,707,770
3,722,184     49,726,153
Shares redeemed                 (15,128,995)   (191,764,655)
(6,384,958)   (85,777,643) ----------------------------------
----------------------------------------------------
Net Increase (Decrease)          (2,600,336)  $ (45,850,669)
1,279,921   $ 16,772,072
=============================================================
== == =======================
Class B*
Shares sold                          31,333   $     385,206
122,766   $  1,645,647
Shares issued on reinvestment           406           4,935
6,074         88,224
Shares redeemed                      (2,603)        (31,497)
(7,910)      (110,972) --------------------------------------
------------------------------------------------
Net Increase                         29,136   $     358,644
120,930   $  1,622,899
=============================================================
== == =======================
Class C+
Shares sold                       1,382,439   $  18,194,922
1,002,794   $ 13,533,168
Net asset value of shares
   issued in connection with
   the transfer of the Smith
   Barney Equity Fund's net
  assets (Note 6)                   46,193         610,231
--             --
Shares issued on reinvestment        74,754         936,415
68,341        912,800
Shares redeemed                    (403,684)     (5,134,706)
(44,596)      (614,936) -------------------------------------
-------------------------------------------------
Net Increase                      1,099,702   $  14,606,862
1,026,539   $ 13,831,032
=============================================================
== == =======================
Class Z*
Shares sold                       6,623,375   $  82,929,127 -
-             --
Shares issued on reinvestment       128,353       1,566,950 -
-             --
Shares redeemed                    (189,383)     (2,323,150)
--             ----------------------------------------------
-----------------------------------------
Net Increase                      6,562,345   $  82,172,927 -
-
=============================================================
== == =======================

++ On October 10, 1994 the old Class C shares were exchanged into Class A shares and therefore Class C share activity is included with the Class A share activity prior to this date.
*  Sales of Class B and Z shares commenced on November 7,
1994.
+  On November 7, 1994 the old Class B shares were renamed
Class
C shares.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Notes to Financial Statements (continued)

    6. Transfer of Net Assets
    On March 4, 1994 (the "Closing") the Income & Growth
Portfolio of Smith
Barney Funds, Inc. received the net assets of the Smith
Barney Equity Fund,
Inc. ("Equity") pursuant to an Agreement and Plan of Reorganization dated
December 31, 1993. In accordance with the agreement, the Portfolio, at the closing, issued 6,686,520 shares of the Portfolio having an aggregate value of
$88,308,192. As a result, the Portfolio issued 1.11355 shares and 1.111279 shares, respectively, for each Equity class A share and each Equity class B share.

    The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The Smith Barney Equity Fund,
Inc. net assets at that date were $88,308,192, including
$17,574,361 of
unrealized appreciation. Directly after the merger the combined net assets in the Income and Growth Portfolio were $735,636,465 with a net asset value for each of the classes of $13.21.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Financial Highlights

For a share of each capital stock outstanding throughout each year:


Class A Shares                              1994         1993
1992         1991         1990
=============================================================
== == =======================================
Net Asset Value, Beginning of Year         $13.31
$12.48 $12.51       $10.54       $12.69 ---------------------
-------------------------------------------------------------
--------------------
Income (Loss) From Investment Operations:
Net investment income                      0.43         0.46
0.50         0.56         0.67
  Net realized and unrealized
    gain (loss) on investments              (1.00)
1.56 0.38         2.19        (1.87) ------------------------
-------------------------------------------------------------
----------------
Total Income (Loss) from Investment
  Operations                                (0.57)
2.02 0.88         2.75        (1.20) ------------------------
-------------------------------------------------------------
--------
---------
Less Distributions:
      Dividends from net investment income      (0.42)
                           (0.46)
(0.51)       (0.73)       (0.70)
  Distribution from net realized gains
  on security transactions (1)            (0.14)       (0.73)
(0.40)       (0.05)       (0.25) ----------------------------
-------------------------------------------------------------
-------------
Total Distributions                         (0.56)
(1.19)
(0.91)       (0.78)       (0.95) ----------------------------
-------------------------------------------------------------
-------------
Net Asset Value, End of Year               $12.18
$13.31 $12.48       $12.51       $10.54 ---------------------
-------------------------------------------------------------
-------------------
Total Return                                (4.31)%
16.38%
7.23%       26.57%       (9.46)% ----------------------------
-------------------------------------------------------------
------------
Net Assets, End of Year (000s)           $544,572
$627,870 $573,085     $583,686     $513,586 -----------------
-------------------------------------------------------------
-----------------------
Ratios to Average Net Assets:
  Expenses                                   0.96%
0.91%
0.92%        0.84%        0.45%
  Net investment income                      3.31
3.42
3.97         4.80         5.69 ------------------------------
-------------------------------------------------------------
----------
Portfolio Turnover Rate                     26.77%
46.10%
39.16%       44.50%       47.99%
=============================================================
== == =======================================
Class B Shares (2)                           1994(3))
=============================================================
== == =======================================
Net Asset Value, Beginning of Period       $12.54 -----------
-------------------------------------------------------------
-----------------------------
Income From Investment Operations:
  Net investment income                      0.03
  Net realized and unrealized
    loss on investment                      (0.19)
-------------------------------------------------------------
-----------------------------------------
Total Loss from Investment Operations       (0.16)
-------------------------------------------------------------
-----------------------------------------
Less Distributions:
  Dividends from net investment income      (0.09)
  Distribution from net realized gains
   on security transactions (1)             (0.14)
-------------------------------------------------------------
-----------------------------------------
Total Distributions                         (0.23)
-------------------------------------------------------------
-----------------------------------------
Net Asset Value, End of Year               $12.15 -----------
-------------------------------------------------------------
-----------------------------
                                                   +
Total Return                                (1.28)%+
-------------------------------------------------------------
--
----------------------------------------
Net Assets, End of Year (000s)               $354 -----------
-------------------------------------------------------------
------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.15%+
  Net investment income                      2.11+ ----------
-------------------------------------------------------------
-------------------------------
Portfolio Turnover Rate                     26.77%
=============================================================
== == =======================================

(1)  Net short term gains, if any, are included and reported as ordinary income
     for income tax purposes.
(2)  On November 7, 1994 old Class B shares were renamed
Class C   shares.
(3)  For the period from November 7, 1994 (inception date) to
December 31,
     1994.
+
+    Not annualized as it may not be representative of the
total
return for
     the year.
+    Annualized.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Financial Highlights (continued)

For a share of each capital stock outstanding throughout each year:

Class C Shares (1)                               1994
1993
1992(2)
=============================================================
== == ===========
Net Asset Value, Beginning of Year             $ 13.30    $
12.48 $12.87 ------------------------------------------------
--------------------------
Income (Loss) From Investment Operations:
  Net investment income                           0.31
0.38
0.17
  Net realized and unrealized
     gain (loss) on investment                    (0.95)
1.53
(0.10) ------------------------------------------------------
--------------------
Total Income (Loss) from Investment Operations   (0.64)
1.91
0.07 --------------------------------------------------------
------------------
Less Distributions:
  Dividends from net investment income           (0.34)
(0.36)    (0.06)
  Distribution from net realized gains (3)       (0.14)
(0.73)    (0.40) --------------------------------------------
--
-----------------------------
Total Distributions                              (0.48)
(1.09)    (0.46) --------------------------------------------
------------------------------
Net Asset Value, End of Year                   $ 12.18    $
13.30 $12.48 ------------------------------------------------
--------------------------

+
Total Return                                     (4.91)%
15.46%    (0.57)%+ ------------------------------------------
--------------------------------
Net Assets, End of Year (000s)                 $27,507
$15,408 $1,504 ----------------------------------------------
----------------------------
Ratios to Average Net Assets:
Expenses                                        1.75%
1.65% 1.58%+
Net investment income                           2.49
2.59 1.80+ --------------------------------------------------
------------------------
Portfolio Turnover Rate                          26.77%
46.10% 39.16%
=============================================================
== == ===========
(1) On October 10, 1994 old Class C shares were exchanged
into Class A shares
  and therefore Class C share activity is included with the
Class A share
    activity prior to this date.
(2) For the period from December 2, 1992 (inception date) to
December 31,
    1992.
(3) Net short term gains, if any, are included and reported
as ordinary income
    for income tax purposes.
 +
+ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Financial Highlights (continued)

For a share of each capital stock outstanding throughout each year:

Class Z Shares
1994(1)
=============================================================
== == ========
Net Asset Value, Beginning of Year
$ 12.54 -----------------------------------------------------
--
-----------------
Income (Loss) From Investment Operations:
  Net investment income
0.07
  Net realized and unrealized
    loss on investment
(0.16) ------------------------------------------------------
-----------------
Total Loss from Investment Operations
(0.09) ------------------------------------------------------
-----------------
Less Distributions:
  Dividends from net investment income
(0.12)
  Distribution from net realized gains (2)
(0.14) ------------------------------------------------------
-----------------
Total Distributions
(0.26) ------------------------------------------------------
-----------------
Net Asset Value, End of Year
$ 12.19 -----------------------------------------------------
--
-----------------
Total Return
(0.73)%++ ---------------------------------------------------
--------------------
Net Assets, End of Year (000s)
$80,010 -----------------------------------------------------
------------------
Ratios to Average Net Assets:
  Expenses
0.42%+
  Net investment income
3.88+ -------------------------------------------------------
----------------
Portfolio Turnover Rate
26.77%
=============================================================
== == ========
(1) For the period from November 7, 1994 (inception date) to
December 31, 1994.
(2) Net short term gains, if any, are included and reported as ordinary income for income tax purposes.
++ Not annualized as it may not be representative of the total return for the year.
  + Annualized.

Smith Barney Funds, Inc.
Income and Growth Portfolio

Independent Auditors' Report

To the Board of Directors and Shareholders of Smith Barney Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Income and Growth Portfolio of
Smith Barney Funds, Inc., as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income and Growth Portfolio of Smith Barney Funds, Inc. as of December 31,
1994, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick
LLP New York, New York
February 17, 1995

Smith Barney
Funds, Inc.

Directors
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers
Stephen Treadway
Chief Executive Officer

Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------

A Member of TravelersGroup[UMBRELLA LOGO]


Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc. Income & Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0853 B5

Annual Report

1994
1994
1994
1994
1994

Smith Barney
Funds, Inc.
Utility Portfolio

December 31,1994

[LOGO] Smith Barney Mutual Fund
       Investing for your future.
       Everyday.

Utility Portfolio

Dear Shareholder:

The Smith Barney Funds, Inc.: Utility Portfolio's total return for the year ended December 31, 1994 was a negative 8.56% for Class A shares, compared to a negative 8.99% for the average utility stock fund during the same period, according to Lipper Analytical Services. The Standard & Poor's Utilities Index returned a negative 7.95% and the Lehman Government/Corporate Index returned a negative 3.51%, both for the same period.

Market Review

Although 1993 was a solid year for utilities, most utility stocks experienced a steep correction in 1994. Throughout the year, the electric utility industry was buffeted by both internal and external forces. External pressures occurred as the Federal Reserve Board attempted to slow economic growth and prevent inflation by increasing interest rates six times throughout the year. In response, the bond market plunged, suffering one of its worst declines in 40 years. Not only did higher interest rates push bond prices down, but they also caused utility prices to fall.

Internal forces, however, are producing a fundamental change in the electric utilities industry in the form of deregulation. This deregulation is creating competitive challenges which will ultimately affect all U.S. utilities. Concerns about deregulation added to last year's correction in the utilities market.The earnings of several electric utility companies have already been affected by deregulation as more retail customers are able to choose from a selection of electric power providers, and industrial heavy users negotiate lower rates. FPL
Group, (formerly Florida Power & Light), SCE, a Rosemead, California company, and New York State Gas and Electric are notable cases where dividends have been cut. The Federal Energy Regulatory Commission is currently considering other significant deregulation issues, such as separating the cost of producing electricity from transmitting it across the wires.

Several other influences on 1994 utility results are also worth mentioning.
First, weather conditions became less severe as the year progressed which hurt natural gas and electric utility earnings. Second, the typically high payout ratios (about 85%) of the electric utilities industry left little room for negative earnings surprises. At worst this contributed to dividend cuts in a period when the industry, as a whole, had slowed its dividend growth to less than 1%.

Portfolio Strategy

In the face of industry and market uncertainties, our strategy has been to keep the Utility Portfolio well diversified. In the second half of the year, we gradually increased the Portfolio's equity postion. At year end, the Portfolio's allocation was approximately 60% stocks, 39% bonds and 1% cash. Within the equity sector, 67% was allocated to electric, 11% to natural gas and 13% to telephone. Late in the year, we increased both our stock and bond electric position. With prices depressed, electric utilities offer good value and attractive yields. We decreased our natural gas holdings because prices had collapsed, and we thought they might suffer further losses. Also, we sold
Sprint, taking a profit on the strength of their long distance business, which decreased our telephone position.

To benefit from the effects of rising interest rates, we modestly increased the average duration in the bond portion of the Portfolio late in 1994. Duration is a measure of a fund's volatility when interest rates move up or down. The longer the duration, the more sensitive the fund is to interest rate changes.

Companies that we favor are low-cost producers with no expensive nuclear power generating equipment. One such company is American Electric Power. Located in
Columbus, Ohio, it benefits from the Midwest's industrial strength and has excellent transmission capabilities. Another is Dayton Power & Light. It received a favorable rate decision from Ohio state regulators which should be good for earnings and above-average dividend growth. In the telephone sector, we have positive expectations for GTE. Although the benefits of restructuring have appeared more slowly than expected, we believe they will be seen in the next few years. There are also excellent opportunities in their cellular phone business.

Outlook

Looking ahead, we believe that interest rates will stabilize, creating more favorable circumstances for both the bond and stock markets. Deregulation should proceed more slowly than expected by many investors, but it will still be a factor in the industry. Some utilities with low costs already in place are in a position to benefit from deregulation, and we will continue to seek those companies for the Portfolio. In this environment, we expect that the performance of the Utility Portfolio should improve as we continue to emphasize a diversified portfolio and individual stock selection in the coming year.

Sincerely,

/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

Smith Barney Funds, Inc.
Utility Portfolio

Historical Performance - Class A Shares

Net Asset Value
                                                           --
---
---------
Beginning      End of        Income   Capital Gain    Total
Year Ended
of
Year        Year        Dividend  Distributions  Returns(1) -
---------                                                  --
--
--
---    ---------      --------  -------------  --------
12/31/94                                                   $
13.29       $  11.31        $0.81      $0.05       (8.56)%
12/31/93
13.07          13.29         0.81       0.31        10.37
12/31/92
13.07          13.07         0.79       0.17         7.77
12/31/91
11.94          13.07         0.79       0.06        17.21
12/28/90*- 12/31/90
11.94          11.94         0.01         --         0.08

Total
$  3.21   $   0.59

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Return - Class A Shares

Without          With
                                                        Sales
Charge(1)  Sales Charge(2)
                                                        -----
-------   ---------------
Year Ended 12/31/94
(8.56)%        (13.14)%
12/28/90* through 12/31/94
6.26
4.90

Historical Performance -- Class B Shares


Net Asset Value

Beginning       End of
Income    Capital Gain         Total
Year Ended                                                 of
Year         Year        Dividend   Distributions
Returns(1) ----------
-----
--
--      --------      --------   -------------   --------
11/7/94*-12/31/94                                          $
11.29       $  11.32        $0.12       $0.05          1.82%
Average Annual Total Return - Class B Shares


Without             With
                                                        Sales
Charge(1)    Sales Charge(2)
                                                        -----
--------    ---------------
11/7/94* through 12/31/94
1.82%            (3.18)%

* Inception.

3

Smith Barney Funds, Inc.
Utility Portfolio

Historical Performance -- Class C Shares
                                                       Net
Asset Value
                                                       ------
-------
                                                    Beginning
End of        Income   Capital Gain   Total
  Year Ended                                          of Year
Year        Dividend  Distributions  Returns(1)
----------                                         ---------
--------      --------  -------------  ----------
12/31/94                                             $ 13.28
$  11.32        $0.71       $0.05      (9.19)%
12/31/93                                               13.07
13.28         0.71        0.31        9.48
12/2/92*-12/31/92                                      12.98
13.07         0.03        0.16        2.23

Total
$1.45       $0.52

Average Annual Total Return - Class C Shares

                                                     Without
With
                                                  Sales
Charge(1) Sales Charge(2)
                                                  -----------
-----------------
Year Ended 12/31/94                                   (9.19)%
(10.10)%
12/2/90* through 12/31/94                               0.77
0.77

Cumulative Total Return


Without

Sales Charge(1)

---------------
Class A (12/28/90* through 12/31/94)
27.56%
Class B (11/7/94* through 12/31/94)
1.82
Class C (12/2/92* through 12/31/94)
1.62

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares. (2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%, Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
CDSC if shares
    are redeemed within the first year of purchase.
*   Inception.

Smith Barney Funds, Inc.
Utility Portfolio

Historical Performance

                         Growth of $10,000 Invested in
         Class A Shares of The Utility Portfolio vs Standard
& Poor's
                   Utility, Lehman Bros. Intermediate Corp.
              Bond and Lehman Bros. Government Corp. Bond
              Indices
                                  (unaudited)
                         December 1990 - December 1994
                                    [GRAPH]

                                                       LEHMAN
BROTHERS   LEHMAN BROTHERS
                                PORTFOLIO
INTERMEDIATE       GOV'T CORP.
Measurement period               CLASS A       S&P
CORP.
BOND           BOND
(Fiscal year Covered)            SHARES      UTILITY
INDEX
INDEX
---------------------           --------     --------   -----
--
--
-----   ---------------
Measurement PT -
12/28/90                        $ 9,550      $10,000
$10,000         $10,000
FYE 12/90                       $ 9,559      $10,012
$10,017         $10,010
FYE 12/91                       $11,205      $11,479
$11,742         $11,544
FYE 12/92                       $12,076      $12,636
$12,675         $12,378
FYE 12/93                       $13,326      $14,453
$14,054         $13,698
FYE 12/94                       $12,185      $12,946
$13,738         $13,235


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 28, 1990, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains at net asset value through December 31, 1994. The Standard & Poor's Utility Index is composed of Telephone, Natural Gas and Electric Companies. The Lehman Brothers
Intermediate (1-10) Corporate Bond Index includes all publicly issued fixed rate, nonconvertible investment grade SEC-registered corporate debt. The
  Lehman Brothers Government Corp. Bond Index includes the
Government and
Corporate Bond Indices, including U.S. government treasury and agency securities, corporate and yankee bonds.The corporate index sectors are industrial finance, utility and Yankee. The indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Funds, Inc.
Utility Portfolio

Schedule of Investments                   December 31, 1994

Shares                   Security
Value
------                   --------
-----
COMMON STOCKS -- 59.0%
Electric -- 40.6%
 70,000  American Electrical Power Co.
   $2,301,250 20,000  BCE Inc.
   642,500
  100,000  DPL Inc Holding Co.
2,050,000 130,000  Eastern Utility Association
  2,860,000
   30,000  Florida Progress Corp.
   900,000 50,000  Illinova Corp.
   1,087,500 10,000  McDermott International Inc.
   247,500
100,000  Montana Power Co.                         2,300,000
   93,700  New York State Electric & Gas Corp.
   1,780,300
  128,100  Northeast Utilities
2,770,163
  170,000  Pacificorp
3,081,250
   80,000  Peco Energy Co.
1,960,000
   60,000  Portland General Corp.
1,155,000
  110,000  Public Service Enterprise Group
2,915,000
   59,000  Texas Utilities Co.
1,888,000
   15,000  TNP Enterprises Inc.
223,125
   60,000  United Illuminating Co.
177,721


29,931,588 Natural Gas -- 9.0%
   40,000  Questar Corp.
1,100,000
   10,000  Sonat Inc.
280,000
   25,000  Tenneco Inc.
1,062,500
   50,000  UGI Corp.
1,018,750
  135,000  Washington Energy Co.
1,822,500
   50,000  Williams Coal Steam Gas Trust
875,000
   20,000  Williams Co.
502,500


6,661,250

Telecommunications -- 1.0%
   40,000  Comsat Corp.
745,000

Telephone -- 6.0%
   15,000  Bell Atlantic Corp.
746,250
  120,000  GTE Corp.
3,645,000


4,391,250
                      See Notes to Financial Statements.
6

Smith Barney Funds, Inc.
Utility Portfolio

Schedule of Investments (continued)
December 31, 1994

Shares                     Security
Value
------                     --------
--
---
Real Estate Investment -- 2.4%
    25,000     McArthur Glen Realty
$
412,500
    50,000     Storage USA Inc.
1,375,000


1,787,500
            TOTAL COMMON STOCKS (Cost--
$45,244,400) 43,516,588
 Face
Amount                 Security
Value
------                 --------
--
---
CORPORATE BONDS -- 36.8%
Electric -- 28.1%
$1,000,000    Cleveland Electric
Illumination,
               9.375% due 3/01/17
867,500
 2,000,000    Coastal Corp., 10.75% due 10/10/10
2,200,000
 2,000,000    Coastal Corp., 9.625% due 5/15/12
2,015,000
  3,000,000    First Private Funding, 10.30% due 1/15/14
2,827,500
   824,800    National Coop Services, 9.48% due 1/01/12
3,949,106
  2,000,000    Natural Rural Utilities, 9.00% due 9/1/21
2,005,000
 1,980,000    Public Service Electric, 8.75% due 11/01/21
1,940,400
  2,900,000    Texas New Mexico Power, 10.75% due 9/15/03
2,856,500
 2,000,000    Texas Utilities Electric, 9.75% due 5/01/21
2,072,500


20,733,506

Airline -- 2.9%
 2,150,000    Delta Airlines, 9.90% due 6/15/02
2,155,374

Natural Gas -- 3.8%
  2,000,000    Transcontinental Pipeline, 9.125% due
2/01/17
1,860,000
  1,000,000    Westinghouse Electric Co., 8.625% due
08/10/12
922,500


2,782,500

Transportation -- 2.0%
 2,O00,000    Greyhound, 10.00% due 7/31/01
1,505,000

              TOTAL CORPORATE BONDS (Cost--$29,500,361)
27,176,380

EURO BONDS -- 2.8%
 2,000,000    Fisher Brothers Financial Realty,
               10.75% due 12/17/00 (Cost--$2,250,000)
2,075,000

GOVERNMENT BONDS -- 1.4%
 1,000,000    U.S. Treasury Bond, 7.875% due 11/15/04
               (Cost--$1,004,375)
1,003,570
              TOTAL INVESTMENTS -- 100% (Cost--
$77,999,136*) $73,771,538
* Aggregate cost for Federal income tax purposes is
substantially the same.

                      See Notes to Financial Statements.
7

Smith Barney Funds, Inc.
Utility Portfolio

Statement of Assets and Liabilities
December 31, 1994

ASSETS:
 Investments, at value (Cost -- $77,999,136)
$73,771,538
 Cash
1,379,432
 Receivable for securities sold
1,349,021
 Receivable for Fund shares sold
123,105
 Dividends and interest receivable
1,214,038

  Total Assets
77,837,134

LIABILITIES:
 Payable for securities purchased
155,450
 Payable for Fund shares purchased
13,045
 Management fees payable
77,745
 Distribution costs payable
55,407
 Accrued expenses and other liabilities
122,254

  Total Liabilities
423,961

Total Net Assets
$77,413,173

NET ASSETS:
                 Par value of capital
                              shares $
68,449
 Capital paid in excess of par value
81,567,506
      Accumulated net realized gain on security
                    transactions
4,816
 Net unrealized depreciation of investments
(4,227,598)
Total Net Assets
$77,413,173

Shares Outstanding:
 Class A
6,082,790
 Class B
65,086
 Class C
697,074
Net Asset Value:
 Class A (and redemption price)
$11.31
 Class B*
$11.32
 Class C**
$11.32

Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of net asset value per share)
$11.91

* Redemption price is NAV of Class B shares reduced by 5.00% if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred.
** Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.
8

Smith Barney Funds, Inc.
Utility Portfolio

Statement of Operations                     For the year
ended December 31, 1994

INVESTMENT INCOME:
Dividends                                                   $
3,534,460
 Interest
3,549,264

 Total Income
7,083,724

EXPENSES:
 Management fees (Note 2)
557,472
 Distribution costs (Note 2)
294,159
 Shareholder servicing fees
69,847
 Registration fees
34,000
 Shareholder communication fees
18,998
 Custodian fees
16,002
 Audit and legal fees
11,501
 Directors' fees
2,500
 Other
7,904

 Total Expenses
1,012,383

Net Investment Income
6,071,341

REALIZED AND UNREALIZED GAIN (loss) ON INVESTMENTS (NOTE 4):
 Realized Gain From Security Transactions (excluding short-
term securities):
  Proceeds from sales
50,826,269
  Cost of securities sold
50,489,933

 Net Realized Gain
336,336

 Change in Net Unrealized Appreciation of Investments:
  Beginning of year
11,324,024
  End of year
(4,227,598)

 Decrease in Net Unrealized Appreciation
(15,551,622)

 Net Loss on Investments
(15,215,286)

Decrease in Net Assets Resulting From Operations           $
(9,143,945)

                      See Notes to Financial Statements.
9

Smith Barney Funds, Inc.
Utility Portfolio

Statements of Changes in Net Assets


                                                For the years
ended December 31,
                                                   1994
1993
OPERATIONS:
Net investment income                              $
6,071,341
$  7,915,352
Net realized gain
336,336
2,781,304
 Increase (decrease) in net unrealized
  appreciation of investments
(15,551,622)
2,206,756

     Increase (Decrease) In Net Assets
                 Resulting
  From Operations
(9,143,945)
12,903,412

DISTRIBUTION TO SHAREHOLDERS FROM:
                     Net investment income
                          (6,203,791)
(7,840,186)
                       Net realized gain
                           (339,516)
(2,776,876)
 Decrease In Net Assets From Distributions
  To Shareholders
(6,543,307)
(10,617,062)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares
9,101,919 26,947,083
 Net asset value of shares issued for
reinvestment of dividends
4,384,725
7,661,653
                   Cost of shares reacquired
                        (41,366,290)
(43,211,654)
 Decrease In Net Assets From
Fund Share Transactions
(27,879,646)
(8,602,918)

Decrease In Net Assets
(43,566,898) (6,316,568)
NET ASSETS:
Beginning of year
120,980,071
127,296,639
End of year*                                       $
77,413,173
$120,980,071

*Includes undistributed net investment income of:
$     84,181

                      See Notes to Financial Statements.

Smith Barney Funds, Inc.
Utility Portfolio

Notes to Financial Statements

     1.  Significant Accounting Policies

The Utility Portfolio ("Portfolio") is a separate investment portfolio of the
Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this
Portfolio and six other separate investment portfolios:
Income
and Growth, U.S.
Government Securities, Income Return Account, Monthly
Payment Government, Short-
Term U.S. Treasury Securities and Capital Appreciation Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) securities transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and
U.S. Government and Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of
60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) dividend income is recorded on the exdividend date and interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded by the
Portfolio on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.
Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income

Smith Barney Funds, Inc.
Utility Portfolio

Notes to Financial Statements  (continued)

taxes has been made; and (i) during 1994, the Fund adopted
Statement of
Position 93-2 Determination, Disclosure, and Financial
Statement Presentation of
Income, Capital Gain, and Return of Capital Distributions by
Investment
Companies. Accordingly, the net investment loss of $48,269 at December 31, 1994 has been reclassified to paid-in capital. Net investment income, net realized gains, and net assets were not affected by this change.
     2.  Management Agreement and Transactions
         with Affiliated Persons
    Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as
Smith Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Utility Portfolio pays SBMFM a management fee calculated at an annual rate of 0.60% on the first $500 million of average daily net assets, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. All fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1994, SB received brokerage commissions of $22,907 and was paid sales charges on Class A share purchases of approximately $162,000.

  Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares and exchanging the old
Class C shares into Class A shares. A contingent deferred sales charge ("CDSC") was imposed on new Class B shares which begins at 5.00% if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no
CDSC is incurred. A CDSC of 1.00% was imposed on Class C shares if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the year ended
December 31, 1994,
there were approximately $8,000 in such charges.

    Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The

Smith Barney Funds, Inc.
Utility Portfolio

Notes to Financial Statements  (continued)

Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for that class. All officers and two directors of the Fund are employees of SB.
     3.  Investments
   During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $21,757,160 and $50,826,269, respectively.

  At December 31, 1994, the net unrealized depreciation of investments for
Federal income tax purposes consisted of the following:

Gross unrealized appreciation           $  2,210,202
Gross unrealized depreciation             (6,437,800)

Net unrealized depreciation             $ (4,227,598)

     4.  Repurchase Agreements

      The Portfolio purchases (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.  Capital Shares

   At December 31, 1994, there were two billion shares of $0.01 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At December 31,
1994, paid-in capital amounted to the following for each class:


                             Class A     Class B     Class C
                             ------     -------     -------
Total Paid-in Capital      $71,423,954   $739,046  $9,472,955

13

Smith Barney Funds, Inc.
Utility Portfolio
Notes to Financial Statements (continued)
    Transactions in shares of each class were as follows:

                                                         Year
Ended                         Year Ended
                                                     December
31, 1994                    December 31, 1993
                                             ----------------
     --
-----------         ---------------------------------
                                                Shares
Amount               Shares              Amount
                                             ----------------
-----         -----------        --------------
Class A++
Shares sold
399,731
$
4,862,656          1,403,632          $ 19,296,800
Shares issued on reinvestment
333,095
3,997,75             540,025             7,351,402
Shares redeemed
(3,185,160)
(39,122,649)         (3,104,284)          (42,558,472)
Net Decrease
(2,452,334)
$(30,262,240)         (1,160,627)
$(15,910,270)

Class B*
Shares sold
65,088
$
738,648             529,526          $  7,318,245
Shares issued on reinvestment
279
3,155              21,923               296,738
Shares redeemed
(281)
(3,206)            (47,143)             (653,182)
Net Increase
65,086
$
738,597             504,306          $  6,961,801
Class C+
Shares sold
282,137
$
3,500,615              23,589          $    332,038
Shares issued on reinvestment
32,304
383,817                 999                13,513
Shares redeemed
(187,475)
(2,240,435)                 --                    --
Net Increase
126,966
$
1,643,997              24,588          $    345,551

++ On October 10, 1994 the old Class C shares were exchanged into Class A shares and therefore
 Class C share activity is included with the Class A share activity prior to this date.
*  Sales of Class B shares commenced on November 7, 1994.
+  On November 7, 1994 the old Class B shares were renamed
Class
C shares.

Smith Barney Funds, Inc.
Utility Portfolio

Financial Highlights

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                          1994
1993       1992        1991        1990(1)
--------------                                        -------
--
-
--------   --------   --------     ---------
Net Asset Value, Beginning of Year                      $
13.29
$  13.07   $  13.07   $  11.94     $  11.94
Income (Loss) from Investment Operations:
     Net investment income
0.79
0.82       0.79       0.78         0.01
     Net realized and unrealized gain (loss)
     on investments
(1.91)
0.52       0.17       1.20           --

Total Income (Loss) from Investment Operations
(1.12)
1.34       0.96       1.98         0.01
Less Distributions:
     Dividends from net investment income
(0.81)
(0.81)     (0.79)     (0.79)       (0.01)
     Distributions from net realized gains on
     security transactions (2)
(0.05)
(0.31)     (0.17)     (0.06)          --

Total Distributions
(0.86)
(1.12)     (0.96)     (0.85)       (0.01)
Net Asset Value, End of Year
$
11.31
$  13.29   $  13.07   $  13.07     $  11.94
Total Return
(8.56)%      10.37%      7.77%     17.21%
0.08%++
Net Assets, End of Year (000s)
$
68,788
$113,080   $126,437   $104,905     $ 71,237
Ratios to Average Net Assets:
     Expenses
1.01%
0.98%      1.07%      1.00%        1.00%+
     Net investment income
6.54
5.97       6.13       6.61         7.58+
Portfolio Turnover Rate
23.54%
36.68%     27.54%     39.45%          --

                                                     Class B
Shares (3)                  Class C Shares (5)
                                                     --------
--------        --------------------------------

1994(4)                 1994       1993       1992(6)   -----
      -----
-------        --------   --------     --------
Net Asset Value, Beginning of Year                      $
11.29
$  13.28   $  13.07     $  12.98
Income (Loss) from Investment Operations:
     Net investment income
0.14
0.71       0.73         0.02
     Net realized and unrealized gain
      on investments
0.06
(1.91)      0.50         0.26
Total Income (Loss) from Investment Operations
0.20
(1.20)      1.23         0.28
Less Distributions:
     Dividends from net investment income
(0.12)
(0.71)     (0.71)       (0.03)
     Distributions from net realized gains on
     security transactions (2)
(0.05) (0.05)     (0.31)       (0.16)

Total Distributions
(0.17) (0.76)     (1.02)       (0.19)
Net Asset Value, End of Year
$
11.32 $    11.32   $  13.28     $  13.07
Total Return
1.82%++                (9.19)%     9.48%        2.23%++
Net Assets, End of Year (000s)
$
737 $  7,889   $  7,573     $    860
Ratios to Average Net Assets:
     Expenses
1.67%+                  1.77%      1.72%        1.55%+
     Net investment income
4.71+ 5.87       5.12         2.45+
Portfolio Turnover Rate
23.54% 23.54%     36.68%       27.45%

(1)  For the period from December 28, 1990 (inception date)
to December 31,
     1990.
(2)  Net short term gains, if any, are included and reported as ordinary income
     for tax purposes.
(3)  On November 7, 1994 the old Class B shares were renamed
Class C shares.
(4)  For the period from November 7, 1994 (inception date) to
December 31, 1994.
(5)  On October 10, 1994 old Class C shares were exchanged
into
Class A shares
 and therefore Class C share activity is included with the
Class A share
     activity prior to this date.
(6)  For the period from December 2, 1992 (inception date)
to
December 31, 1992.
++   Not annualized as it may not be representative of the
total
return for the
     year.
+    Annualized.

Smith Barney Funds, Inc.
Utility Portfolio

Independent Auditors' Report

To the Shareholders and Board of Directors of Smith Barney Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Utility Portfolio of Smith Barney
Funds, Inc. as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period from December 28,
1990 (commencement of operations) to December 31, 1990. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Utility Portfolio of Smith Barney Funds, Inc. as of December
31, 1994 and the
results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period from
December 28, 1990 (commencement of operations) to December
31, 1990, in
conformity with generally accepted accounting principles.


                                                  /s/ KPMG
Peak Marwick LLP
New York, New York
February 17, 1995

Smith Barney
Funds, Inc.

Directors
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers
Stephen Treadway
Chief Executive Officer

Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

[LOGO OF SMITH BARNEY APPEARS HERE]

Investment Manager
Smith Barney Mutual Funds
Management Inc.
Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc. Utility Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the
Portfolio's investment policies and expenses as well as other pertinent information.

Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD 0852 B5

A N N U A L  R E P O R T

1994
1994
1994
1994
1994

Smith Barney
Funds, Inc.
Monthly Payment
Government
Portfolio
U.S. Government
Securities Portfolio -----------------
---

December 31,1994

[LOGO] Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERYDAY.

Monthly Payment Government and
U.S. Government Securities Portfolios

Dear Shareholders:

For the year ended December 31, 1994, the total return for Class A shares of the
Smith Barney Funds, Inc.: Monthly Payment Government
Portfolio
was negative
1.38% and the total return for the U.S. Government Securities Portfolio was negative 1.40%. Both of the Portfolios outperformed the Lehman Brothers GNMA
Mutual Fund Index which produced a total return of negative 1.50% for the same period. According to Lipper Analytical Services, both Portfolios outperformed the average Ginnie Mae fund, which returned a negative 2.49% for the year.

Market Review

Interest rates moved steadily upward during the past year causing a substantial decline in bond prices. In fact, 1994 has been characterized as the worst year for bonds since record keeping began in 1927. By December 31, the yield on the benchmark 30-year Treasury bond had risen to 7.88%, compared with 6.35% at the start of the year. The rise in short-term rates was even more striking. The yield on the two-year Treasury note, for example, rose from 4.23% in January, to
7.69% by December.

Rates were propelled upward by the Federal Reserve Board's ("Fed") six increases in the federal funds rate--the rate banks charge each other for overnight loans.
The Fed, concerned that inflationary pressures were building, moved toward this more restrictive monetary policy in an effort to stem potential future inflation before it became an issue. On February 4, 1994, the Fed raised the federal funds rate to 3.25%, and by the end of December, it had pushed the rate to 5.5%.

In the mortgage-backed market, the current coupon rate for securities issued by the Government National Mortgage Association ("GNMA") began the year yielding
6.68% and climbed to a yield of 8.89% by year end. Also, with interest rates rising, homeowners were less inclined to refinance their existing mortgages, and prepayments declined rapidly. This drop in prepayments had the effect of lengthening the average duration of mortgage-backed securities. Duration is a measure of a bond's volatility when interest rates move up or down. The longer the duration, the more sensitive the bond is to interest rate changes.

Portfolio Strategy

Shortly after the first increase in the federal funds rate in February, we sold longer-term Treasury securities in order to reduce the Portfolios' duration. The
GNMA Index began the year with a duration of 3.2 years, but as prepayments slowed, its duration lengthened. Throughout much of 1994 we kept the Portfolios' duration shorter than the Index's by about one-half year, primarily by holding a reserve of cash equivalents equal to 15% of each Portfolio. By year end, we had reduced our cash position and lengthened our duration to 5.25 years, compared with 5.5 years for the GNMA Index, through the addition of shortterm
Treasuries.

Outlook

Despite the Fed's efforts to cool the economy, strong capital spending and employment growth indicate a fourth-quarter Gross Domestic Product (GDP) rate that could exceed 4.0% when the final data for 1994 is tallied.
It is generally
understood that a rate which surpasses 2.5% may point to future inflation. A healthy GDP number could cause the Fed to increase rates again when its policy-making committee meets at the end of January.

In our view, inflation, as measured by the Consumer Price
Index, will probably
trend towards 3.5% in 1995 which will represent an increase but not pose a problem. We believe that after an erratic first quarter, the environment for fixed-income investments will turn more positive.
Accordingly, we plan to
position the Portfolios more bullishly by lengthening duration as the quarter ends.

Sincerely,

/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

SMITH BARNEY FUNDS, INC.
MONTHLY PAYMENT GOVERNMENT PORTFOLIOS

Historical Performance - Class A Shares

                     Net Asset Value
                    -------------------
                   Beginning    End of    Income
Capital Gain
Total
Year Ended          of Year      Year    Dividend
Distributions
Returns/(1)/
----------         ---------    ------   --------   ---------
---
------------
12/31/94            $12.85      $11.86    $0.81         $0.00
(1.36)%
12/31/93             12.96       12.85     0.88          0.06
6.51
12/31/92             13.12       12.96     0.96          0.05
6.83
12/31/91             12.41       13.12     1.11          0.03
15.66
12/31/90             12.37       12.41     1.11          0.00
9.89
12/31/89             11.74       12.37     1.11          0.00
15.45
12/31/88             11.83       11.74     1.09          0.00
8.75
12/31/87             12.59       11.83     0.99          0.01
2.09
4/16/86*-12/31/86    12.50       12.59     0.81          0.00
7.44
                                          -----         ----
Total                                     $8.87         $0.15
                                          =====         =====

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND
CAPITAL GAINS, IF
ANY, ANNUALLY.


Average Annual Total Return - Class A
Shares

                                  Without
With
                             Sales Charge/(1)/      Sales
Charge/(2)/
                             -----------------      ---------
------
Year Ended 12/31/94                (1.36)%
(5.83)%
Five Years Ended 12/31/94           7.36
6.38
4/16/86* through 12/31/94           8.13
7.57

Historical Performance - Class B Shares

                      Net Asset Value
                     -------------------
                    Beginning    End of     Income   Capital
Gain Total
Year Ended           of Year      Year     Dividend
Distributions  Returns/(1)/
----------          ---------    ------    --------  --------
--
--
-  ------------
11/10/94*-12/31/94    $11.78    $ 11.85    $  0.12      $
0.00
1.64%
Average Annual Total Return - Class B Shares

                                  Without
                             With Sales Charge/(1)/
                             Sales
Charge/(2)/
                             -----------------      ---------
------
11/10/94* through 12/31/94         1.64%
(2.86)%


* Inception.

SMITH BARNEY FUNDS, INC.
MONTHLY PAYMENT GOVERNMENT PORTFOLIO

Historical Performance - Class C Shares

                      Net Asset Value
                     -------------------
                    Beginning    End of   Income   Capital
Gain Total
Year Ended           of Year      Year   Dividend
Distributions
Returns/(1)/
----------          ---------    ------  --------  ----------
-
--
------------
12/31/94             $12.85      $11.86   $0.73        $0.00
(2.07)%
12/31/93              12.96       12.85    0.79         0.06
5.77
12/02/92*-12/31/92    12.89       12.96    0.08         0.00
1.15
                                          -----        ----
Total                                     $1.60        $0.06
                                          =====        =====

Average Annual Total Return - Class C Shares

                                  Without
                             With Sales Charge/(1)/
                             Sales
Charge/(2)/
                             -----------------      ---------
---
----
Year Ended 12/31/94             (2.07)%
(3.05)%
12/2/92* through 12/31/94        2.26                    2.26
Cumulative Total Return

                                                      Without
                                                  Sales
Charge/(1)/
                                                  -----------
----
Class A (4/16/86* through 12/31/94)                   98.98%
Class B (11/10/94* through 12/31/94)                   1.64
Class C (12/2/92* through 12/31/94)                    4.77

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%, Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred and Class C shares reflect the deduction of a 1.00% CDSC if shares are redeemed within the first year of purchase.

*    Inception.

SMITH BARNEY FUNDS, INC.
MONTHLY PAYMENT GOVERNMENT PORTFOLIO

Historical Performance

         GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF THE
MONTHLY
           PAYMENT GOVERNMENT PORTFOLIO VS. LEHMAN
BROTHERS GNMA
                              MUTUAL FUND INDEX+
                                  (UNAUDITED) ---------------
-------------------------------------------------------------
--
                          April 1986 - December 1994
                             [CHART APPEARS HERE]
+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 16, 1986 assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charge) and capital gains (at net asset value) through
December 31, 1994. The Lehman Brothers GNMA Mutual Fund Index is composed of
15-year and 30-year fixed-rate securities backed by mortgage pools of the
   Government National Mortgage Association. The Index is unmanaged and is not subject to the management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY FUNDS, INC.
U.S. GOVERNMENT SECURITIES PORTFOLIO

Historical Performance - Class A Shares

                      Net Asset Value
                     -------------------
                    Beginning    End of   Income   Capital
Gain Total
Year Ended           of Year      Year   Dividend
Distributions
Returns/(1)/
----------          ---------    ------  --------  ---------
--
--
------------
12/31/94             $13.66      $12.50   $0.96        $0.00
(1.48)%
12/31/93              13.87       13.66    0.98         0.11
6.40
12/31/92              14.10       13.87    1.08         0.08
6.85
12/31/91              13.22       14.10    1.13
0.05
16.29
12/31/90              13.17       13.22    1.18
0.00
9.95
12/31/89              12.56       13.17    1.21
0.00
15.11
12/31/88              12.68       12.56    1.20
0.00
8.72
12/31/87              13.89       12.68    1.31
0.24
2.67
12/31/86              13.95       13.89    1.44
0.04
10.76
12/31/85              12.76       13.95    1.22
0.00
19.59
10/9/84*-12/31/84     12.50       12.76    0.20
0.00
3.32
                                         ------        ---
Total                                    $11.91
$0.52
                                         ======
=====


It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.

Average Annual Total Return - Class A Shares

                                  Without
                             With Sales Charge/(1)/
                             Sales
Charge/(2)/
                             -----------------      ---------
------
Year Ended 12/31/94              (1.48)%
(5.89)%
Five Years Ended 12/31/94         7.45                   6.46
10/9/84* through 12/31/94         9.48                   8.99


Historical Performance - Class B Shares

                      Net Asset Value
                     -------------------
                    Beginning    End of   Income   Capital
Gain Total
Year Ended           of Year      Year   Dividend
Distributions
Returns/(1)/
----------          ---------    ------  --------  ----------
--
-
------------
11/7/94*-12/31/94    $12.47      $12.51   $0.12        $0.00
2.04%


*Inception.

SMITH BARNEY FUNDS, INC.
MONTHLY PAYMENT GOVERNMENT PORTFOLIO

Average Annual Total Return - Class B Shares

                                  Without
                             With Sales Charge/(1)/
                             Sales
Charge/(2)/
                             -----------------      ---------
---
----
11/7/94* through 12/31/94          2.04%
(2.46)%
Historical Performance - Class C Shares
                      Net Asset Value
                     -------------------
                    Beginning    End of   Income   Capital
Gain Total
Year Ended           of Year      Year   Dividend
Distributions
Returns/(1)/
----------          ---------    ------  --------  ----------
--
-
------------
12/31/94             $13.66      $12.50   $0.87        $0.00
(2.11)%
12/31/93              13.86       13.66    0.88         0.11
5.74
12/2/92*-12/31/92     14.01       13.86    0.30         0.00
1.07
                                          -----        -----
Total                                     $1.78        $0.11
                                          =====        =====

Average Annual Total Return - Class C Shares

                                  Without
With
                             Sales Charge/(1)/      Sales
Charge/(2)/
                             -----------------      ---------
------
Year Ended 12/31/94               (2.11)%
(3.09)%
12/2/92* through 12/31/94          2.19                  2.19
Historical Performance - Class Y Shares
                      Net Asset Value
                     -------------------
                    Beginning    End of   Income   Capital
Gain
Total
Year Ended           of Year      Year   Dividend
Distributions
Returns/(1)/
----------          ---------    ------  --------  ----------
--
-
------------
12/31/94             $13.67      $12.51   $0.95        $0.00
(1.53)%
1/12/93*-12/31/93     13.97       13.67    0.95         0.11
5.55
                                          -----        -----
Total                                     $1.90        $0.11
                                          =====        =====

Average Annutal Total Return - Class Y Shares

                                  Without
With
                             Sales Charge/(1)/      Sales
Charge/(2)/
                             -----------------      ---------
------
Year Ended 12/31/94              (1.53)%
(1.53)%
1/12/93* through 12/31/94         1.98                   1.98

*Inception.

SMITH BARNEY FUNDS, INC.
U.S. GOVERNMENT SECURITIES PORTFOLIO

Historical Performance - Class Z Shares

                      Net Asset Value -----------------
Beginning    End of    Income  Capital Gain
Total
Year Ended           of Year      Year    Dividend
Distributions
Returns/(1)/
----------          ---------    ------   --------  ---------
---
------------
11/7/94*-12/31/94    $12.47      $12.50    $0.24        $0.00
(2.15)%


Average Annual Total Return - Class Z Shares

                                    Without
With
                               Sales Charge/(1)/      Sales
Charge/(2)/
                               -----------------      -------
--
--
------
11/7/94* through 12/31/94          (2.15)%
(2.15)%


Cumulative Total Return

                                                    Without
                                                Sales
                                                Charge/(2)/ -
                                                -------------
                                                --
Class A (10/9/84* through 12/31/94)               152.62%
Class B (11/7/94* through 12/31/94)                 2.04
Class C (12/2/92* through 12/31/94)                 4.62
Class Y (1/12/93* through 12/31/94)                 3.94
Class Z (11/7/94* through 12/31/94)                (2.15)


(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect a deduction of the applicable sales charge with respect to Class A shares or the contingent deferred sales charges
     ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%, Class B shares reflect the deduction of a 4.50%, which applies CDSC if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred and Class C shares reflect the deduction of a 1.00% CDSC if shares are redeemed within the first year of purchase.

 *   Inception.

SMITH BARNEY FUNDS, INC.
U.S. GOVERNMENT SECURITIES PORTFOLIO

Historical Performance

              GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF THE U.S. GOVERNMENT SECURITIES PORTFOLIO VS. LEHMAN
BROTHERS
                            GNMA MUTUAL FUND INDEX+
                                  (UNAUDITED) ---------------
                                  --
-------------------------------------------------------------
                         October 1984 - December 1994

                             [CHART APPEARS HERE]
+ Hypothetical illustration of $10,000 invested in Class A shares on October 9,
1984 assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charge) and capital gains (at net asset value) through December 31, 1994. The
Lehman Brothers GNMA Mutual Fund Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National
   Mortgage Association. The Index is unmanaged and is not subject to the management and trading expenses of a mutual fund. The performance of the
  Portfolio's other classes may be greater or less than the Class A performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY FUNDS, INC.

Schedules of Investments
December
31, 1994


                MONTHLY PAYMENT GOVERNMENT SECURITIES
PORTFOLIO

 FACE                                COUPON
AMOUNT              SECURITY          RATE    MATURITY**
VALUE
------              --------         ------   ----------    -
--
--
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS-93.8%
$9,303,000   GNMA Certificates        6.50%    12/01/23  $
8,079,250
 5,590,000   GNMA Certificates        7.00      3/15/23
5,027,825
 7,685,000   GNMA Certificates        7.50     11/15/22
7,144,624
 3,101,000   GNMA Certificates        8.00      9/15/21
2,971,405
 5,791,000   GNMA Certificates        8.50     11/15/19
5,702,408
 2,441,000   GNMA Certificates        9.00     10/15/17
2,467,426
 2,410,000   GNMA Certificates        9.50     11/15/17
2,490,932
 1,317,000   GNMA Certificates       10.00      7/15/20
1,387,699
 4,389,000   GNMA II Certificates     8.50      4/20/22
4,283,615
 3,000,000   U.S. Treasury Note       7.25     11/30/96
2,977,170
                                                         ----
-----
             TOTAL U.S. GOVERNMENT AND GOVERNMENT
            AGENCY OBLIGATIONS (Cost-$44,497,486)
42,532,354

===========
SHORT-TERM INVESTMENTS-6.2%
 3,000,000   U.S. Treasury Bill
               (Cost-$2,808,572)      7.06*    12/14/95
2,803,950
                                                         ----
-----
         TOTAL INVESTMENTS--100% (Cost-$47,306,058+)
$45,336,304

===========

                      See Notes to Financial Statements.

SMITH BARNEY FUNDS, INC.

December 31, 1994

                     U.S. GOVERNMENT SECURITIES PORTFOLIO


 FACE                                        COUPON
AMOUNT              SECURITY                  RATE
MATURITY**
VALUE
------              --------                 ------    ------
--
--
-----
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS--94.9%
$74,393,000   GNMA Certificates              6.50%
12/01/23
$64,605,149
74,329,000   GNMA Certificates              7.00
3/15/23
66,849,022
67,478,000   GNMA Certificates              7.50
11/15/22
62,732,554
 24,407,000   GNMA Certificates              8.00
9/15/21
23,384,452
 23,072,000   GNMA Certificates              8.50
11/15/19
22,718,843
 63,286,000   GNMA Certificates              9.00
10/15/17
63,977,965
 29,011,000   GNMA Certificates              9.50
11/15/17
29,990,348
  5,133,000   GNMA Certificates             10.00
7/15/20
5,410,433
 18,871,000   GNMA 11 Certificates           8.50
4/20/22
18,416,529
  3,050,000   GNMA 11 Certificates          10.00
10/20/16
3,161,689
 32,000,000   U.S. Treasury Note             7.25
11/30/96
31,756,480

------------
              TOTAL U.S. GOVERNMENT AND GOVERNMENT
              AGENCY OBLIGATIONS (Cost--$408,524,206)
393,003,464

============
SHORT-TERM INVESTMENTS--5.1%

 19,000,000   U.S. Treasury Bill             7.06*
12/14/95
17,758,350
  3,155,000   Repurchase Agreement --
               Chemical Securities Inc.,
                5.75% due 1/03/95 proceeds at maturity-
                $3,157,014 (Fully collateralized by
                U.S. Treasury Notes 6.50%,
due 9/30/96; Market value--$3,218,303)
3,155,000

------------

              TOTAL SHORT-TERM INVESTMENTS (Cost--
$20,942,621) 20,913,350
------------
              TOTAL INVESTMENTS--100% (Cost--$429,466,827+)
$413,916,814

============


* Annualized yield on date of purchase for short-term securities.

** Date shown represents the last in the range of maturity dates of mortgage certificates owned.
+ Aggregate cost for Federal income tax purposes is substantially the same.

                      SEE NOTES TO FINANCIAL
STATEMENTS. 11

SMITH BARNEY FUNDS, INC.
Statements of Assets and Liabilities
December 31, 1994

                                                  MONTHLY
PAYMENT U.S. GOVERNMENT

GOVERNMENT SECURITIES

PORTFOLIO PORTFOLIO
                                                  -----------
-----------------
ASSETS:
 Investments, at value
  (Cost--$47,306,058
  and $429,466,827, respectively)
$45,336,304
$413,916,814
Cash
-
                              -
435
                Receivable for Fund shares sold
                           36,426
163,028
                     Interest receivable
                           291,295
2,694,995
                        Other assets
                             233
4,258
                                                     --------
-----------------
                        TOTAL ASSETS
                         45,664,258
416,779,530

============ ===============
LIABILITIES:
               Payable for Fund shares purchased
                            153,544
2,789,471
                    Management fees
                            payable 33,157
303,489
                  Distribution costs
                            payable 27,901
233,042
            Accrued expenses and other
                           liabilities 1,779,454
144,245
                                                     --------
-----------------
                      TOTAL LIABILITIES
                          1,994,056
3,470,247

============ ===============
TOTAL NET ASSETS
$43,670,202
$413,309,283

============ ===============
NET ASSETS:
    Par value of capital shares
$
                            36,831
$    330,653
              Capital paid in excess of par value
                          47,638,513
459,752,198
              Undistributed net investment income
                            67,512
27,604
 Accumulated net realized loss on
investments (2,102,900)
(31,251,159)
Net unrealized depreciation of investments
(1,969,754)              (15,550,013)
                                                     --------
-----------------
TOTAL NET ASSETS
$43,670,202
$413,309,283

============ ===============
SHARES OUTSTANDING:
                           Class A
                          3,395,303
28,644,268
                           Class B
                            5,166
122,195
                           Class C
                           282,655
1,700,884
Class Y
-
                              -
1,111,451
Class Z
-
                              -
1,486,353
                                                     --------
-----------------
NET ASSET VALUE:
                Class A (and redemption price)
                           $11.86
$12.50
                          Class B*
                           $11.85
$12.51
                          Class C**
                           $11.86
$12.50
Class Y (and redemption price)
-
                              -
$12.51
Class Z (and redemption price)
-
                              -
$12.50
                                                     --------
-----------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
  (net asset value plus 4.71% of net asset
                    value
                          per share)
                            $12.42
$13.09

============ ===============

* Redemption price is NAV of Class B shares reduced by 5.00% if shares are redeemed less than one year from initial purchase and declines BY 1.00%
   per year until no CDSC is incurred.
** Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.
12


SMITH BARNEY FUNDS, INC.

Statements of Operations                  For the year ended
December 31, 1994

MONTHLY PAYMENT   U.S. GOVERNMENT

GOVERNMENT        SECURITIES

PORTFOLIO         PORTFOLIO
                                                           --
-----------   --------------
INVESTMENT INCOME:
  Interest
$
3,760,106     $ 33,941,357

----------     ------------
EXPENSES:
  Management fees (Note 2)
226,622        1,987,629
  Distribution costs (Note 2)
50,511          410,802
  Registration fees
31,390           46,001
  Shareholder servicing fees
25,820          119,997
  Shareholder communication fees
9,490           70,003
  Audit and legal fees
4,380           18,604
  Custodian fees
3,285           52,002
  Directors' fees
1,460            9,001
  Other
20,806           12,001

----------     ------------
  TOTAL EXPENSES
373,764        2,726,040

----------     ------------
NET INVESTMENT INCOME
3,386,342       31,215,317

===========     ============
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS:
 Realized Loss From Security
  Transactions (excluding short-term
  securities): Proceeds from sales
33,638,072      240,175,422
  Cost of securities sold
33,955,824      241,281,788

 NET REALIZED LOSS
(317,752)      (1,106,366)
      Change in Net Unrealized Depreciation
                    of Investments:
  Beginning of year
2,037,230       22,554,814
  End of year
(1,969,754)     (15,550,013)

INCREASE IN NET UNREALIZED DEPRECIATION
(4,006,984)     (38,104,827)

----------     ------------
NET LOSS ON INVESTMENTS
(4,324,736)     (39,211,193)
----------     ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$
(938,394)    $ (7,995,876)

===========     ============

                      SEE NOTES TO FINANCIAL STATEMENTS.
13

SMITH BARNEY FUNDS, INC.

Statements of Changes in Net Assets


FOR THE YEARS ENDED DECEMBER 31,
                                           MONTHLY PAYMENT
U.S. GOVERNMENT
                                              GOVERNMENT
SECURITIES
                                              PORTFOLIO
PORTFOLIO
                                          ------------------
-------------
                                          1994         1993
1994        1993
                                          ----         -----
-----
OPERATIONS:
     Net investment income                $ 3,386,342    $
                          3,610,754
$ 31,215,317   $ 35,096,724
 Net realized gain (loss)
on security transactions               (317,752)
281,187
(1,106,366)     7,477,067
 Increase in net unrealized
  depreciation of
  investments                          (4,006,984)
(566,091)
(38,104,827)   (11,749,463)
                                      -----------    --------
-------------  ------------
 INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                 (938,394)
3,325,850
(7,995,876)    30,824,328
                                      ===========
=========== ============              ============
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
       Net investment income                 (3,338,476)
                         (3,641,688)
(31,643,231)   (35,085,778)
 Net realized gain on
  security transactions                  (112,248)
(234,030)
(1,490,047)    (3,904,933)
                                      -----------    --------
-------------  ------------
 DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS
  TO SHAREHOLDERS                      (3,450,724)
(3,875,718)
(33,133,278)   (38,990,711)
                                      ===========
=========== ============              ============
FUND SHARE TRANSACTIONS:
Net proceeds from sales                5,006,752
18,564,513
56,175,610    116,428,965
 Net value of shares issued
  to shareholders for
  reinvestment of
  dividends                               842,312
873,297
18,997,260     22,593,548
 Cost of reacquired
  shares                              (15,897,992)
(10,607,078)
(123,068,611)   (89,855,888)
                                      -----------    --------
--
------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM FUND SHARE
TRANSACTIONS                         (10,048,928)
8,830,732
(47,895,741)    49,166,625
                                      ===========
===========
============   ============
INCREASE (DECREASE)
IN NET ASSETS                        (14,438,046)
8,280,864
(89,024,895)    41,000,242

NET ASSETS:
Beginning of year                     58,108,248
49,827,384
502,334,178    461,333,936
                                      -----------    --------
--
------------   ------------
END OF YEAR*                         $ 43,670,202
$58,108,248
$413,309,283   $502,334,178
                                      ===========
===========
============   ============
*Includes undistributed net
investment income of:               $     67,512    $
19,646 $     27,604   $    455,518
                                      ===========
===========
============   ============

                      SEE NOTES TO FINANCIAL STATEMENTS.

SMITH BARNEY FUNDS, INC.

Notes to Financial Statements

  1. Significant Accounting Policies

The Monthly Payment Government Portfolio ("Monthly Payment") and the U.S.
Government Securities Portfolio ("U.S. Government") are separate investment portfolios ("Portfolios") of the Smith Barney Funds, Inc. ("Fund"). The Fund, a
Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of these Portfolios and five other separate investment portfolios:
Income and Growth, Income Return Account, Short-Term U.S.
Treasury Securities,
Capital Appreciation and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Fund are: (a) securities transactions are accounted for on trade date; (b) U.S. Government and
Government Agency obligations are valued at the mean between the bid and asked prices; short-term investments that have a maturity of more than 6o days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (c) interest income is recorded on the accrual basis; (d) gains or losses on the sale of securities are calculated by using the specific identification method and include gains or losses resulting from repayments of principal on mortgage-backed securities; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (f) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (g) each
Portfolio intends to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

  2.   Management Agreement and Transactions with
       Affiliated Persons
Smith Barney Mutual Funds Management, Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. Monthly Payment, U.S. Government and Income
Return Account Portfolios pay SBMFM a management fee calculated at the annual rate of O.5O% on the first $200 million of the aggregate average daily net assets of the three Porfollos and 0.40% on the aggregate average daily net assets in excess of $200 million, allocated to each Portfolio based on their relative average daily net assets. All fees are calculated daily and paid monthly.

SMITH BARNEY FUNDS, INC.

Smith Barney Inc. ("SB"), another subsidiary of Smith Barney Holdings Inc., acts as distributor of Fund shares. For the year ended December
31, 1994, SB
has advised the Portfolio that it was paid sales charges of approximately
$150,000 and $644,000 by purchasers of Monthly Payment and U.S. Government shares, respectively.

  Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares and the old Class C shares were renamed Class Y shares. A contingent deferred sales charge ("CDSC") was imposed on new Class B shares which begins at 4.50% if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred. A CDSC of 1.00% Is imposed on Class C shares if redemption occurs within the first year from the date such investment was made. For the year ended December 31, 1994, there were approximately $34,390 in such charges.

 Pursuant to Distribution Plans, the Monthly Payment and the
U.S. Government
Portfolios pay a service fee with respect to their class A, B
and C                             shares
calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. Each Portfolio also pays a distribution fee with respect to class B and class C shares calculated at the annual rate of 0.50% and
0.45% of their class's average daily net assets, respectively. All officers and two directors of the Fund are employees of SB.

  3. Investments
During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short term securities) of investments were, as follows:


PORTFOLIO                      PURCHASES       SALES --------
-                      ---------       ----Monthly Payment
Government    $ 27,536,952         $ 26,422,900 U.S.
Government Securities     186,320,481   166,355,959

  At December 31, 1994, the net unrealized depreciation of investments for
Federal income tax purposes by Portfolio consisted of the following:

                                    MONTHLY          U.S.
                                    PAYMENT
                                    GOVERNMENT
                                   GOVERNMENT
                                   SECURITIES ---------------
                                   ----
Gross unrealized appreciation     $   526,208    $
7,896,901
Gross unrealized depreciation      (2,495,962)
(23,446,914)
                                  -----------    ----------
Net unrealized depreciation       $(1,969,754)
$(15,550,013)
                                  ===========
============

SMITH BARNEY FUNDS, INC.

   At December 31, 1994, the Monthly Payment and the U.S. Government Portfolios had net capital loss carryovers of $2,102,900 and $31,251,158, respectively,
available to offset future capital gains. To the extent that these carryover losses are used to offset capital gains it is probable that any gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on December 31, of the year indicated:


  PORTFOLIO                       1995       1996      1997
2002
                                  ----       ----      ------
Monthly Payment Government    $ 1,672,900  $     --  $     -$
430,000
U.S. Government Securities     27,364,758   392,439   897,548
2,596,413


  4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  5.  Securities Traded on a When-Issued or
      To-Be-Announced Basis

 The Portfolios may trade portfolio securities on a "to-be-
announced" ("TBA")
basis.  In a TBA transaction, the Portfolios commit to
purchasing or selling
securities for which all specific information is not yet
known at the time of
the trade, particularly the face amount and maturity date IN
GNMA transactions.
Securities purchased on a TBA basis are not settled until
they are delivered
to the fund, normally 15 to 45 days later.  These
transactions are subject to
market fluctuations and their current value is determined in the same manner as
for other portfolio securities.  As of December 31, 1994
there were no TBA
transactions.
17

SMITH BARNEY FUNDS, INC.

  6. Capital Shares

At December 31, 1994, the Fund had two billion shares of $0.01 par value capital stock authorized. Each Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Portfolio and has the same rights, except that each class bears certain expenses including those specifically related to the distribution of its shares. At December 31, 1994, paid-in capital amounted to the following for each class and respective Portfolio.


                                        MONTHLY
                                        PAYMENT       U.S.
GOV'T. CLASS                                  GOVERNMENT
SECURITIES -----                                  ----------
-----------
 A                                   $43,940,148
$400,488,215
 B                                        61,028
1,532,211
 C                                     3,674,168
23,832,048
 Y                                            --
15,687,094
        Z                                            --
                         18,543,283

  Transactions in shares of each Portfolio were as follows:


                                          YEAR ENDED
YEAR ENDED
MONTHLY PAYMENT                        DECEMBER 31, 1994
DECEMBER 31, 1993
GOVERNMENT                            SHARES       AMOUNT
SHARES       AMOUNT
---------------                   -------------------------
-
-----------------------
Class A
Shares sold                          320,608   $  3,949,827
1,165,152    $ 15,217,047
Shares issued on reinvestment         63,319        774,146
63,977         834,690
Shares redeemed                   (1,263,505)   (15,306,810)
(791,989)    (10,350,270)

------------
Net Increase (Decrease)             (879,578)  $(10,582,837)
437,140    $  5,701,467

============
Class B*
Shares sold                            5,165   $     61,023
--              --
Shares issued on reinvestment              1              6
--              --
Shares redeemed                            -              -
--              --

------------
Net Increase                           5,166   $     61,029
--              --

============
Class C+
Shares sold                           79,705   $    995,902
256,792    $  3,347,466
Shares issued on reinvestment          5,578         68,160
2,968          38,607
Shares redeemed                      (48,174)      (591,182)
(19,758)       (256,808)

------------
Net Increase                          37,109   $    472,880
240,002    $  3,129,265

============

* Sales of Class C shares commenced on November 10, 1994.
+ On November 7, 1994 the old Class B shares were renamed
Class C shares.

SMITH BARNEY FUNDS, INC.


                                         YEAR ENDED
YEAR ENDED
                                      DECEMBER 31, 1994
DECEMBER 31, 1993
U.S. GOVERNMENT                      ------------------------
--------------
SECURITIES                           SHARES       AMOUNT
SHARES         AMOUNT
---------------                      ------       -----------
------
Class A
Shares sold                       1,869,276   $  24,593,957
5,479,533    $ 76,895,000
Shares issued on reinvestment     1,351,832      17,357,603
1,556,745      21,652,420
Shares redeemed                  (8,851,963)   (114,384,462)
(5,890,140)    (82,459,319)

------------
Net Increase (Decrease)          (5,630,855)  $ (72,432,902)
1,146,138    $ 16,088,101

============
Class B*
Shares sold                         149,288   $   1,870,235 -
-              --
Shares issued on reinvestment         1,488          18,633
--              --
Shares redeemed                     (28,581)       (356,657)
--              --

------------
Net Increase                        122,195   $   1,532,211
--              --

============
Class C+
Shares sold                         722,632   $   9,602,624
1,386,800    $ 19,424,557
Shares issued on reinvestment        85,790       1,099,736
44,608         617,871
Shares redeemed                    (567,463)     (7,323,683)
(112,421)     (1,568,025)

------------
Net Increase                        240,959   $   3,378,677
1,318,987    $ 18,474,403

============
Class Y++
Shares sold                         103,206   $   1,413,134
1,424,604     $20,109,408
Shares issued on reinvestment        13,895         178,365
23,153         323,257
Shares redeemed                     (38,511)       (508,509)
(414,896)     (5,828,544)

------------
Net Increase                         78,590   $   1,082,990
1,032,861     $14,604,121

============
Class Z*
Shares sold                       1,498,512   $  18,695,660
--              --
Shares issued on reinvestment        27,412         342,923
--              --
Shares redeemed                     (39,571)       (495,300)
--              --

------------
Net Increase                      1,486,353   $  18,543,283
--              --

============

*  Sales of Class B and Z commenced on November 7, 1994.
+  On November 7, 1994 the old Class B shares were renamed
Class C shares.
++ On November 7, 1994 the old Class C shares were renamed
Class Y shares.

SMITH BARNEY FUNDS, INC.

  7. Mortgage Dollar Rolls
The Portfolios may enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on a fixed date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to interest income. The counterparty receives all principal and interest payments, including prepayments, made with regard to this security while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

  At December 31, 1994, there were no open mortgage dollar
                            roll
contracts.

SMITH BARNEY FUNDS, INC.
MONTHLY PAYMENT GOVERNMENT PORTFOLIO

Financial Highlights

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:


CLASS A SHARES                              1994      1993
1992      1991      1990
--------------                              ----      ----
---      ----      ----
NET ASSET VALUE, BEGINNING OF YEAR          $ 12.85   $
12.96
$ 13.12   $ 12.41   $   12.37
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.79
                           0.87
0.92      1.02        1.14
 Net realized and unrealized
     gain (loss) on investments                 (0.97)
                          (0.04)
(0.07)     0.83        0.01
Total Income (Loss) from Investment
Operations                                   (0.18)
0.83
0.85      1.85        1.15
LESS DISTRIBUTIONS:
     Dividends from net investment income         (0.78)
                          (0.88)
(0.96)    (1.11)      (1.11)
 Distribution from net realized gains
 on security transactions(1)                (0.03)    (0.06)
(0.05)    (0.03)         --
Total Distributions                           (0.81)
(0.94)
(1.01)    (1.14)      (1.11)
NET ASSET VALUE, END OF YEAR                $ 11.86   $
12.85
$ 12.96   $ 13.12   $ 12.41
TOTAL RETURN                                  (1.36)%
6.51%
6.83%    15.66%       9.89%
NET ASSETS, END OF YEAR (000s)              $40,258
$54,953
$49,755   $33,327   $  22,527
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      0.67%
0.56%
0.51%     0.51%       0.44%
Net investment income                         6.54
6.66
7.39      8.18        8.91

---------
PORTFOLIO TURNOVER RATE                       58.00%
97.66%
36.11%    10.62%       4.64%

=========
                                                 CLASS B
SHARES CLASS C SHARES(3)
                                                 ----------
---------------------------

1994(2) 1994              1993     1992(4)
                                                     ------
-- ----    ----
NET ASSET VALUE, BEGINNING OF YEAR                   $11.78
$12.85   $12.96     $12.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.18
0.72     0.78       0.05
 Net realized and unrealized
   gain (loss) on investments                          0.01
(0.98)   (0.04)      0.10
Total Income (Loss) from Investment
Operations                                            0.19
(0.26)    0.74       0.15
LESS DISTRIBUTIONS:
           Dividends from net investment
                          income (0.12)
(0.70)   (0.79)     (0.08)
 Distribution from net realized gains
   on security transactions(1)                           -
-
(0.03)   (0.06)        --
Total Distributions
(0.12)
(0.73)   (0.85)     (0.08)
NET ASSET VALUE, END OF YEAR
$11.85
$11.86   $12.85     $12.96
TOTAL RETURN
1.64%++
(2.07)%   5.77%      1.15%+
NET ASSETS, END OF YEAR (000s)                       $
61
$3,351   $3,155     $   72
RATIOS TO AVERAGE NOT ASSETS:
  Expenses
0.67%+
1.32%    1.27%      1.21%+
  Net investment income
7.18+
5.92     5.88       6.21+

------
PORTFOLIO TURNOVER RATE
58.00%
58.00%   97.66%     36.11%
======

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(2) For the period from November 10, 1994 (inception date) to
December 31, 1994.
(3) On November 7, 1994 the old Class B share were renamed
Class C shares.
(4) For the period from December 2, 1992 (inception date) to
December 31, 1992.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.

SMITH BARNEY FUNDS, INC.
U.S. GOVERNMENT SECURITIES PORTFOLIO

Financial Highlights (continued)

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:


CLASS A SHARES                                 1994
1993
1992       1991       1990

NET ASSET VALUE, BEGINNING OF YEAR             $13.66    $
13.87 $14.10          $13.22                      $13.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                           0.91
0.98
1.06       1.26       1.15
 Net realized and unrealized
            gain (loss) on investments
                      (1.11)
(0.10)     (0.13)      0.80       0.08
Total Income (Loss) from Investment
     Operations
(0.20)
                             0.88
0.93       2.06       1.23
LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.91)
(0.98)     (1.08)     (1.13)     (1.18)
 Distribution from net realized gains
 on security transactions (1)                 (0.05)
(0.11)     (0.08)     (0.05)        --
Total Distributions
(0.96)
(1.09)     (1.16)     (1.18)     (1.18)
NET ASSET VALUE, END OF YEAR                  $ 12.50
$13.66
$13.87     $14.10     $13.22
TOTAL RETURN
(1.48)%
6.40%      6.85%     16.29%      9.95%
NET ASSETS, END OF YEAR (000s)               $358,045
$468,278 $459,380     $394,412            $335,447
RATIOS TO AVERAGE NET ASSETS:
 Expenses
0.56%
0.49%      0.50%      0.44%      0.41%
 Net investment income                           6.83
7.00
7.65       8.31       8.87

--------
PORTFOLIO TURNOVER RATE                         40.22%
57.34%
26.18%      9.29%      5.62%
========

CLASS B      SHARES     CLASS C SHARES(3)
                                                          ---
---------   --------------------------

1994(2)      1994      1993     1992(4)

        ----      ----     ----

NET ASSET VALUE, BEGINNING OF YEAR
$
12.47     $ 13.66   $ 13.86   $14.01
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
 Net investment income
0.08        0.82      0.89     0.15
 Net realized and unrealized
   gain (loss) on investments
0.17       (1.11)    (0.10)      -TOTAL
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS
0.25       (0.29)     0.79     0.15
LESS DISTRIBUTIONS:
 Dividends from net investment income
(0.21)      (0.83)    (0.88)   (0.30)
 Distribution from net realized gains
   on security transactions(1)
--       (0.04)    (0.11)      --
Total Distributions
(0.21)      (0.87)    (0.99)   (0.30)
NET ASSET VALUE, END OF YEAR
$
12.51     $ 12.50   $ 13.66   $13.86
TOTAL RETURN
2.04%++    (2.11)%    5.74%    1.07%++
NET ASSETS, END OF YEAR (000s)
$
1,529     $21,253   $19,938   $1,954
RATIOS TO AVERAGE NET ASSETS:
 Expenses
1.02%+      1.21%     1.21%    1.14%+
 Net investment income
6.94+        627      6.23     6.56+
------
PORTFOLIO TURNOVER RATE
40.22%      40.22%    57.34%   26.18%

======

(1) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(2) For the period from November 7, 1994 (inception date) to
December 31, 1994.
(3) On November 7, 1994 the old Class B shares were renamed
Class C shares.
(4) For the period from December 2, 1992 (inception date) to
December 31, 1992.

  ++ Not annualized as it may not be representative of the
                            total return for the
    year.
 +  Annualized.

SMITH BARNEY FUNDS, INC.
U.S. GOVERNMENT SECURITIES PORTFOLIO

Financial Highlights (continued)

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT THE YEAR:


CLASS Y SHARES                                 1994
1993(1)
                                               ----     ----
NOT ASSET VALUE, BEGINNING OF YEAR            $13.67
$13.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment Income                          0.89
0.86
 Net realized and unrealized
  loss on investments                          (1.10)
(0.10)
Total Income (Loss) from Investment
Operations                                    (0.21)     0.76
LESS DISTRIBUTIONS:
Dividends from net investment income          (0.91)
(0.95)
 Distribution from net realized gains on
  security transactions (2)                    (0.04)
(0.11)
Total Distributions                            (0.91)
(1.06)
NET ASSET VALUE, END OF YEAR                 $ 12.51   $
13.67
TOTAL RETURN                                   (1.53)%
5.55%++
NET ASSETS, END OF YEAR (000S)               $13,903
$14,118
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                       0.61%
0.69%+
 Net investment income                          6.82
7.29+
                                                       -----
PORTFOLIO TURNOVER RATE                        40.22%
57.34%

=======

CLASS Z SHARES
1994(3)
                                                         ---
NET ASSET VALUE, BEGINNING OF YEAR                      12.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.14
 Net realized and unrealized
  gain on investments                                    0.13
Total Gain from Investment
Operations                                              0.27
LESS DISTRIBUTIONS:
 Dividends from net investment income
(0.24)
Total Distributions
(0.24)
NET ASSET VALUE, END OF YEAR                          $ 12.50
TOTAL RETURN
(2.15)%++
NET ASSETS, END OF YEAR (000s)                        $18,580
RATIOS TO AVERAGE NET ASSETS:
Expenses
0.34%+
Net investment income                                   7.55+
                                                       -----
PORTFOLIO TURNOVER RATE
40.22%

=======

(1) For the period from January 12, 1993 (inception date) to December 31, 1993.
(2) Represents distributions from paydown gains which are reported as ordinary income for tax purposes.
(3) For the period from November 7, 1994 (inception date) to December 31, 1994.

  ++ Not annualized as it may not be representative of the
                            total
return for the
    year.
 +  Annualized.

SMITH BARNEY FUNDS, INC.

Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SMITH BARNEY FUNDS, INC.:

  We have audited the accompanying statements of assets and liabilities including the schedules of investments of the Monthly Payment Government and
U.S. Government Securities Portfolios of Smith Barney Funds,
Inc. as of December
31, 1994, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Monthly Payment Government and U.S. Government Securities
Portfolios of Smith
Barney Funds, Inc. as of December 31, 1994, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                               /s/ KPMG Peat
Marwick LLP
New York, New York
February 17, 1995

Smith Barney
Funds, Inc.

Directors
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce  D. Sargent
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers
Stephen Treadway
Chief Executive Officer

Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A Member of TravelersGroup[LOGO]

Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc.'s U.S. Government Securities and
Monthly Payment
Government Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the
Portfolio, which contains information concerning the Portfolios' investment policies and expenses as well as other pertinent information.


SMITH BARNEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013


FD 0856 B5


A N N U A L  R E P O R T

1994
1994
1994
1994
1994

Smith Barney
Funds, Inc.

Income Return
Account Portfolio

Short-Term U.S.
Treasury Securities
Portfolio
--------------------

December 31, 1994

[LOGO] Smith Barney Mutual Funds

       Investing for your future.
       Every day.


INCOME RETURN ACCOUNT AND SHORT-TERM
U.S. TREASURY SECURITIES PORTFOLIOS


Dear Shareholder:

Interest rates moved steadily upward during the past year causing a substantial decline in bond prices. In fact, 1994 has been characterized as the worst year for bonds since record keeping began in 1927. By December 31, the yield on the benchmark 30-year Treasury bond had risen to 7.88%, compared with 6.35% at the start of the year. The rise in short-term rates was even more striking. The yield on the two-year Treasury note, for example, rose from 4.23% to 7.69% by
December.

Rates were propelled upward by the Federal Reserve Board's ("Fed") six increases in the federal funds rate -- the rate banks charge each other for overnight loans. The Fed, concerned that inflationary pressures were building, moved toward this more restrictive monetary policy in an effort to stem potential future inflation before it became an issue. On February 4, 1994, the Fed raised the federal funds rate to 3.25%, and by the end of December, it had pushed the rate to 5.5%.

INCOME RETURN ACCOUNT PORTFOLIO
PERFORMANCE AND STRATEGY

For the year ended December 31, 1994, the total return for Class A shares of the
Smith Barney Funds, Inc.: Income Return Account Portfolio was 2.14%. The
Portfolio slightly underperformed its benchmark, the Salomon
Brothers 1--Year
Treasury Index, which produced a total return of 2.63% for the same period.
According to Lipper Analytical Services, the Portfolio outperformed the average short investment-grade bond fund which returned a negative 0.37% for the year.

The Income Return Account Portfolio seeks to achieve positive quarterly total returns, along with the highest current income consistent with those returns, through the use of a computer-generated model. Last year's difficult market environment provided a strong test for our model, and it performed well. We did avoid negative returns for all four quarters, even though we did experience negative returns in the months of February and September.

With interest rates rising early in 1994, the computer model recommended a shortening of the Portfollo's duration. Duration is a measure of a fund's volatility when interest rates move up or down. The longer the duration, the more sensitive the fund is to interest rate changes. The Portfolio's duration was 1.1 years in January and, by March, it was as short as four months. By
December, the duration was back up to 1.01 years.


SHORT-TERM U.S. TREASURY SECURITIES
PORTFOLIO PERFORMANCE AND STRATEGY

The Smith Barney Funds, Inc.: Short-Term U.S. Treasury
Securities Portfolio
produced a total return of a negative 2.15% for Class A shares for the year ended December 31, 1994 compared to a negative 1.56% for the Salomon Brothers
3-Year Treasury Index for the same period.

Because of the Fed's series of interest-rate hikes during the year, we kept the average duration of the Portfolio relatively short at about
2.2 years.  This
enabled us to avoid some of the price volatility associated with longer-duration securities.

OUTLOOK

Despite the Fed's efforts to cool the economy, strong capital spending and employment growth indicate a fourth-quarter gross domestic product (GDP) rate that could exceed 4.0% when the final data for 1994 is tallied. It is generally understood that a rate which surpasses 2.5% may point to future inflation. A healthy GDP number could cause the Fed to increase rates when its policymaking committee meets at the end of January.

In our opinion, inflation, as measured by the Consumer Price Index, will probably trend toward 3.5% in 1995 which will represent an increase but should not pose a problem. We believe that short-term rates will peak around midyear, and after an erratic first quarter, the environment for fixed income investments will turn more positive.

As rates stabilize, we will most likely extend the duration of both the Income
Return Account Portfolio and the Short-Term U.S. Treasury
Securities Portfolio.
We anticipate that these duration extensions will improve our yields and create a more favorable result for the Portfolios in 1995.


Sincerely,

/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

2
SMITH BARNEY FUNDS, INC.
INCOME RETURN ACCOUNT PORTFOLIO

Historical Performance -- Class A Shares

                                Net Asset Value -------
                               --------Beginning  End
                               of Income
Capital Gain   Total
Year Ended                      of Year   Year
Dividends
Distributions  Returns(1)
----------                     ---------  ------  ---------
-
--
----------  ---------
12/31/94                          $9.59    $9.34      $0.45
$0.00       2.14%
12/31/93                           9.68     9.59       0.47
0.00       4.00
12/31/92                           9.65     9.68       0.52
0.00       5.85
12/31/91                           9.38     9.65       0.73
0.00      11.06
12/31/90                           9.31     9.38       0.74
0.00       9.10
12/31/89                           9.12     9.31       0.75
0.00      10.67
12/31/88                           9.26     9.12       0.72
0.00       6.48
12/31/87                           9.43     9.26       0.60
0.06       5.36
12/31/86                           9.51     9.43       0.87
0.01       8.78
3/4/85*-12/31/85                   9.17     9.51       0.50
0.00       9.34
                                                      -------
-Total                                                $6.35
$0.07
                                                      =====
=====

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


Average Annual Total Return -- Class A Shares

                                    Without
With
                                 Sales Charge(1)
Sales Charge(2)
                                 ---------------
--
--
-----------
Year Ended 12/31/94                   2.14%
0.05%
Five Years Ended 12/31/94             6.40
6.16
3/4/85* through 12/31/94              7.05
7.15

Historical Performance -- Class C Shares

                               Net Asset Value --------------
                             ----
                             Beginning   End of     Income
Capital Gain    Total
Year Ended                    of Year     Year     Dividends
Distributions  Returns(1)
----------                   ---------   -------   ---------
-------------  ----------
12/31/94                       $9.58      $9.34      $0.42
$0.00       1.86%
12/31/93                        9.68       9.58       0.43
0.00       3.53
12/2/92*-12/31/92               9.69       9.68       0.04
0.00       0.31
                                                     --------
Total                                                $0.89
$0.00
                                                     =====
=====

* Inception.


3


SMITH BARNEY FUNDS, INC.
INCOME RETURN ACCOUNT PORTFOLIO

Average Annual Total Return -- Class C Shares

                                      Without
With
                                  Sales Charge(1)    Sales
Charge(2)
                                  ---------------    --------
--
--
---
Year Ended 12/31/94                    1.86%
0.86%
12/16/92* through 12/31/94             2.79
2.79



Historical Performance -- Class Y Shares

                          Net Asset Value
                      -----------------
                         Beginning  End of     Income
Capital Gain    Total
Year Ended                of Year    Year     Dividends
Distributions  Returns(1)
-----------              ---------  ------    ---------  ----
--
--
-----  ----------
12/31/94                    $9.59    $9.34       $0.44
$0.00         2.01%
2/1/93* -12/31/93*           9.72     9.59        0.42
0.00         3.01
                                                 -----
---
-
Total                                            $0.86
$0.00
                                                 =====
=====

Average Annual Total Return -- Class Y Shares

                               Without               With
                            Sales Charge(1)     Sales
                            Charge(2) ---------------     ---
                            ------------

Year Ended 12/31/94              2.01%               2.01%
2/1/93* through 12/31/94         2.63                2.63



Historical Performance -- Class Z Shares


                      Net Asset Value
                      -----------------
                     Beginning  End of   Income    Capital
Gain Total
Year Ended            of Year    Year   Dividends
Distributions
Returns(1)
----------           ---------  ------  ---------  ----------
--
-
----------
[S]                  [C]        [C]     [C]        [C]
[C]
11/7/94*-12/31/94      $9.42     $9.35    $0.12        $0.00
0.38%



Average Annual Total Return -- Class Z Shares


                                             Without
With
                                           Sales Charge(1)
Sales Charge(2)
                                           ---------------  -
------------
11/7/94* through 12/31/94                       0.38%
0.38%



Cumulative Total Return


Without

Sales Charge(1)
                                                            -
------------
Class A (3/4/85* through 12/31/94)
95.28%
CLASS C (12/16/92* through 12/31/94)
5.78
CLASS Y (2/1/93* through 12/31/94)
5.09
Class Z (11/7/94* through 12/31/94)
0.38

*  Inception.
4
SMITH BARNEY FUNDS, INC.
INCOME RETURN ACCOUNT PORTFOLIO

Historical Performance

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES
                        OF INCOME RETURN ACCOUNT PORTFOLIO
                 VS. SALOMON BROTHERS 1-YEAR TREASURY INDEX+
                                  (UNAUDITED)
-------------------------------------------------------------
-----------------
                           March 1985 - December 1994

                                    [CHART]

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on March 4, 1985, assuming deduction of the maximum 2.50% sales charge at the time of investment and the reinvestment of dividends (after deduction of applicable sales charges) and capital gains (at net asset value) through
December 31, 1994. The Salomon Brothers 1-Year Treasury Index is composed of one 1-year United States Treasury Bond ("Bond") which is used to track the
Bond's return until its maturity. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a
guarantee of future
results. Investment return and principal value will fluctuate and redemption
  values may be more or less than the original cost. No
adjustment has been made
  for shareholder tax liability on dividends or capital gains, ------------------------------------------------------
------------------------
(1) Assumes reinvestment of all dividends and capital gain
distributions at net
     asset value and does not reflect a deduction of the
applicable sales charge
with respect to Class A shares or the applicable contingent
deferred sales
    charges ("CDSC") with respect to Class C shares.
(2) Assumes reinvestment of all dividends and capital gain
distributions at net
 asset value, except for income dividends on Class A shares
which are
 reinvested at the maximum offering price.  In addition, the deduction of the
    maximum initial sales charge of 2.00% with respect to
Class A                shares and the
 deduction of a CDSO of 1.00% with respect to Class C shares has been factored into these calculations.



SMITH BARNEY FUNDS, INC.
SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO

Historical Performance -- Class A Shares


                          Net Asset Value
                      -----------------
                         Beginning  End of   Income
Capital Gain    Total
Year Ended                 of Year   Year   Dividends
Distributions  Returns
----------               ---------  ------  ---------  ------
--
--
---  -------
[S]                      [C]        [C]     [C]        [C]
[C]
12/31/94                    $4.16    $3.91     $0.18
$0.00
(2.15)%
12/31/93                     4.12     4.16      0.18
0.02
6.01
12/31/92                     4.09     4.12      0.19
0.01
5.92
11/11/91*-12/31/91           4.01     4.09      0.03
0.01
2.85
                                               -----        -
--Total                                        $0.58
$0.04
                                               =====
=====


IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND
CAPITAL GAINS, IF
ANY, ANNUALLY.


Average Annual Total Return -- Class A Shares



                                               Without
                                               Sales
                                               Charge -
                                               --------
                                               --
Year Ended 12/31/94                               (2.15)%
11/11/91* through 12/31/94                         3.98




Cumulative Total Return

                                                 Without
                                               Sales Charge -
                                               ----------
Class A (11/11/91* through 12/31/94)               13.01%
* Inception.
6

SMITH BARNEY FUNDS, INC.
SHORT-TERM U.S. TREASURY SECURITIES PORTFOLIO

Historical Performance


                GROWTH OF $10,000 INVESTED IN CLASS A SHARES
               OF SHORT-TERM U.S. TREASURY SECURITIES
               PORTFOLIO VS.
                                  SALOMON BROTHERS 3-YEAR
                                  TREASURY INDEX+ (UNAUDITED)
-------------------------------------------------------------
-----------------
                         NOVEMBER 1991 - DECEMBER 1994
+ Hypothetical illustration of $10,000 invested in shares at inception on
  November 11, 1991, assuming reinvestment of dividends and capital gains through December 31, 1994. The Salomon Brothers 3-Year Treasury Index is
 composed of one 3-year United States Treasury Bond ("Bond") which is used to track the Bond's return until its maturity. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



7

SMITH BARNEY FUNDS, INC.

Schedules of Investments
December 31, 1994


                        INCOME RETURN ACCOUNT
PORTFOLIO
                         FACE
                        COUPON
AMOUNT                  SECURITY
RATE
MATURITY       VALUE
------                  --------                  ------
--
--
----       -----
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 43.5%
   $ 2,250,000          U.S. Treasury Note          5.88%
5/15/95    $ 2,245,568
     3,000,000          U.S. Treasury Note          5.50
4/30/96      2,925,630
     2,000,000          U.S. Treasury Note          4.25
5/15/96      1,917,100
     2,000,000          U.S. Treasury Note          6.25
1/31/97      1,945,860
     5,000,000          U.S. Treasury Note          6.75
2/28/97      4,903,750

-----------
                        TOTAL U.S. GOVERNMENT
                        AND GOVERNMENT AGENCY
                        OBLIGATIONS
                        (Cost - $14,381,172)
13,937,908

===========
CORPORATE NOTES - 6.2%

     2,000,000         Goldman Sachs
4.84++
2/16/95
                       (Cost - $2,000,000)
2,000,000

===========

SHORT-TERM
INVESTMENTS - 50.3%
13,000,000             U.S. Treasury Bill
7.06++
12/14/95     12,150,450
 3,948,000             Repurchase Agreement -
                       Chemical Securities
                       Inc., 5.75% due 1/3/95,
                       Proceeds at maturity
                       $3,950,521 (Fully
                       collateralized
                       by U.S. Treasury Notes
                       6.50%, due 9/30/96;
                       Market value -
                       $4,027,214)
3,948,000

-----------
                       TOTAL SHORT-TERM
                       (Cost -- $16,118,477)
16,098,450

===========
                       TOTAL INVESTMENTS-1 00%
                       (Cost - $32,499,6491)
$32,036,358

===========

                       SEE NOTES TO FINANCIAL
STATEMENTS. 8
SMITH BARNEY FUNDS, INC.
Schedules of Investments (continued)
December 31, 1994

                 SHORT-TERM U.S. TREASURY SECURITIES
PORTFOLIO
  FACE                                               COUPON
AMOUNT           SECURITY                  RATE    MATURITY
VALUE
-------          --------                  ----    --------
--
---
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 98.9%
$ 5,000,000      U.S. Treasury Note        6.88%   10/31/96
$
4,933,400
  3,000,000      U.S. Treasury Note        4.38    11/15/96
2,830,800
 11,000,000      U.S. Treasury Note        6.50    11/30/96
10,780,000
 30,000,000      U.S. Treasury Note        6.25     1/31/97
29,187,900
  6,000,000      U.S. Treasury Note        5.50     7/31/97
5,684,100
  6,000,000      U.S. Treasury Note        6.50     8/15/97
5,817,780
  9,000,000      U.S. Treasury Note        6.00    11/30/97
8,584,740
  4,750,000      U.S. Treasury Note        6.00    12/31/97
4,526,703
  5,000,000      U.S. Treasury Note        5.13     6/30/98
4,593,550
 10,000,000      U.S. Treasury Note        6.50     4/30/99
9,507,800

---------
                 TOTAL U.S. GOVERNMENT
                 AND GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost - $90,357,499)
86,446,773

===========

REPURCHASE
AGREEMENT - 1.1%
    988,000      Chemical Securities,
                 Inc. 5.75% due 1/03/95
                 Proceeds at maturity
                 - $988,631 (Fully
                 collateralized by
                 U.S. Treasury Notes
                 6.50%, due 9/30/96;
                 Market value
                 $1,007,823)
                 (Cost - $988,000)
988,000

===========
                 TOTAL INVESTMENTS
                 100% (Cost
                 $91,345,499*)
$87,434,773

===========

++ Daily Floating Rate Note -interest rate varies with Federal Funds Rate.
  + Annualized yield on date of purchase for short-
                        term
securities.
 * Aggregate cost for federal income tax purposes is substantially the same.


                       SEE NOTES TO FINANCIAL
STATEMENTS.
9

SMITH BARNEY FUNDS, INC.

Statements of Assets and Liabilities
December 31, 1994

INCOME         SHORT-TERM

RETURN       U.S. TREASURY

ACCOUNT        SECURITIES

PORTFOLIO        PORTFOLIO

ASSETS:
 Investments, at value (Cost - $32,499,649
  and $91,345,499, respectively)
$32,036,358    $87,434,773
 Cash
758             88
 Receivable for Fund shares sold
545          2,683
 Interest receivable
239,509      1,640,060
 Other assets
61,761             --
                                                                 TOTAL
ASSETS 32,338,931
89,077,604

===========    ===========
LIABILITIES:
 Payable for Fund shares reacquired
--        122,086
 Management fees payable
25,721         80,743
 Distribution costs payable
3,338         80,438
 Accrued expenses and other liabilities
18,577         14,463
 Dividends payable
--         73,281
                                                                 TOTAL
LIABILITIES
47,636        371,011
===========
===========
TOTAL NET ASSETS
$32,291,295    $88,706,593
===========    ===========
NET ASSETS:
                  Par value of capital
                               shares $
34,576    $   226,843
 Capital paid in excess of par value
34,520,992     96,320,073
 Undistributed net investment income
15,239             --
 Accumulated net realized loss on
  security transactions
(1,816,221)    (3,929,597)
     Net unrealized depreciation of
               investments
(463,291)    (3,910,726)

-----------
TOTAL NET ASSETS
$32,291,295    $88,706,593

===========    ===========
SHARES OUTSTANDING:
 Class A
2,026,123     22,684,266

-----------
 Class C
327,182             --

-----------
 Class Y
346,380             --

-----------
 Class Z
757,905             --

-----------

NET ASSET VALUE:
 Class A (and redemption price)
$9.34          $3.91

-----------
 Class C*
$9.34             --

-----------
 Class Y (and redemption price)
$9.34             --

-----------
 Class Z (and redemption price)
$9.35             --

-----------

CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 2.04% of net asset value per
                         share)
$9.53          $3.91

===========    ===========

* Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.

                      SEE NOTES TO FINANCIAL STATEMENTS.
10
SMITH BARNEY FUNDS, INC.
Statements of Operations              For the year ended
December 31, 1994


Income Short-Term

Return U.S. Treasury

Account Securities

Portfolio          Portfolio
                                                       ------
----                   --------------
INVESTMENT INCOME:
  Interest                                              $
2,491,543        $  8,796,122
                                                        -----
----                    ------------
EXPENSES:
  Management fees (Note 2)
208,151             735,555
  Distribution costs (Note 2)
20,602             572,083
  Registration fees
26,003              65,003
  Shareholder servicing fees
9,534              40,000
  Custodian fees
6,001             1 8,002
  Audit and legal fees
5,603               8,603
  Shareholder communication fees
4,500              13,998
  Directors' fees
1,000               3,103
  Other
6,402               5,200
                                                        -----
----                    ------------
  Total Expenses
287,796           1,461,547
                                                        -----
----                    ------------
 Net Investment Gain
2,203,747           7,334,575

===========        ============

 REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS: Realized Loss From
   Security Transactions
     (excluding short-term
     securities): Proceeds from sales
58,269,456         127,295,867
     Cost of securities sold
58,816,593         131,244,286
                                                        -----
----                    ------------
   Net Realized Loss
(547,137)         (3,948,419)
                                                        -----
----                        ------------
   Change in Unrealized Depreciation of Investments:
     Beginning of year
226,494           2,623,169
     End of year
(463,291)         (3,910,726)
                                                        -----
----                        ------------
   Increase in Unrealized Depreciation
(689,785)         (6,533,895)
                                                        -----
----                        ------------
 Net Loss On Investments
(1,236,922)        (10,482 314)

===========        ============
Increase (Decrease) in Net Assets Resulting
                    From Operations
                           $
966,825        $ (3,147,739)

===========        ============

                       SEE NOTES TO

FINANCIAL STATEMENTS.

11

SMITH BARNEY FUNDS, INC.

Statements of Changes in Net Assets

For the years ended December 31,


Short-Term
                                               Income
Return U.S. Treasury
                                             Account
Portfolio Securities Portfolio
                                             -------------
----------------------
                                             1994
1993
1994           1993
                                             ----
--
--
----           ----
OPERATIONS:
  Net investment income                    $  2,203,747
$
2,751,158   $   7,334,575   $  7,847,190
 Net realized gain (loss) on
   security transactions
(547,137)
65,282      (3,948,419)     1,132,857
 Increase in net unrealized
  appreciation (depreciation) of
  investments                                 (689,785)
(616,609)     (6,533,895)       554,436
                                          ------------   ----
--
-----   -------------  ------------
Increase (Decrease) in Net
  Assets Resulting From
  Operations
966,825
2,199,831      (3,147,739)     9,534,483
                                          ------------   ----
--
--
----   -------------   ------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                     (2,191,210)
(2,859,347)     (7,334,575)    (7,847,190)

  Net realized gains on security
    transactions                                    --
--              --     (1,113,325)
                                          ------------   ----
--
--
----   -------------   ------------
Decrease in Net Assets
  from Distributions to
  Shareholders                              (2,191,210)
(2,859,347)     (7,334,575)    (8,960,515)
                                          ------------   ----
--
--
----   -------------   ------------
FUND SHARE TRANSACTIONS:
  Net proceeds
    from sale of shares                     13,380,684
35,287,465      89,709,541    236,111,337
  Net value of shares issued
    for reinvestment of
    dividends                                1,738,307
2,314,282       6,166,194      7,302,423
  Cost of shares reacquired                (41,882,513)
(25,210,776)   (202,445,248)  (168,509,798)
                                          ------------   ----
--
--
----   -------------   ------------
  Increase (Decrease) in Net
    Assets From Fund
    Share Transactions                     (26,763,522)
12,390,971    (106,569,513)    74,903,962
                                          ------------   ----
--
--
----   -------------   ------------
Increase (Decrease) in
    Net Assets                             (27,987,907)
11,731,455    (117,051,827)    75,477,930

NET ASSETS:
    Beginning of year                       60,279,202
48,547,747     205,758,420    130,280,490
                                          ------------   ----
--
--
----   -------------   ------------
    End of year*                           $32,291,295   $
60,279,202   $  88,706,593   $205,758,420
                                          ============
============   =============   ============
* Includes undistributed
      net investment income of:            $    15,239
$
2,702             --             --
                                          ============
============   =============   ============

                      See Notes to Financial Statements.

12

SMITH BARNEY FUNDS, INC.

Notes to Financial Statements

   1. SIGNIFICANT ACCOUNTING POLICIES

The Income Return Account Portfolio ("Income Return Account") and the Short-
Term U.S. Treasury Securities Portfolio ("Short-Term") are separate investment portfolios ("Portfolios") of the Smith Barney Funds, Inc. ("Fund"). The Fund, a
Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of these Portfolios and five other separate investment portfolios:
Income and Growth, U.S. Government Securities, Monthly
Payment Government,
Capital Appreciation and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on the trade date; (b) U.S.
Government and Government Agency obligations are valued at the mean between the bid and asked prices: short-term investments that have a maturity of more than
60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; short-term investments that have a maturity of
60 days or less are valued at cost plus accreted discount, or minus amortized premiums, as applicable; (c) interest income is recorded on the accrual basis;
(d) gains or losses on the sale of securities are calculated by using the specific identification method and include gains or losses resulting from repayments of principal on mortgage-backed securities; (e) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets;
(f) dividends and
distributions to shareholders are recorded by the Fund on the exdividend date;
and (g) each Portfolio intends to comply with the requirements of the Internal
Revenue Code pertaining to regulated investment companies and to make the required distributions to shareholders; therefore, no provision for Federal income taxes has been made.

  2. MANAGEMENT ACREEMENT AND TRANSACTIONS WITH AFFILIATED
PERSONS

Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings
Inc., acts as
investment manager to the Fund. The Monthly Payment, U.S.
Government Securities
and Income Return Account


13

SMITH BARNEY FUNDS, INC.
INCOME RETURN ACCOUNT PORTFOLIO

Notes to Financial Statements (continued)

Portfolios pay SBMFM a management fee calculated at the
annual rate of 0.50% on
the first $200 million of the aggregate average daily net
assets of the three
portfolios and 0.40% on the aggregate average daily net
assets in excess of $200
million, allocated to each Portfolio based on their relative average daily net
assets. Short-Term U.S. Treasury Securities Portfolio pays
SBMFM a   management
fee calculated at the annual rate of 0.45% of the Portfolio's average daily net assets. All fees are calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of Smith Barney
Holdings Inc.,
acts as distributor of Fund shares. For the year ended
December 31, 1994, SB has
advised the Fund that it was paid sales charges of approximately $36,000 by purchasers of Income Return Account.

  Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares for the Income Return Account
Portfolio. A contingent deferred sales charge ("CDSC") of 1.0% was imposed on class C shares if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid to SB. For the year ended December 31, 1994, there were approximately $16,000 in such charges.

Pursuant to a Distribution Plan Income Return Account pays a distribution fee and service fee with respect to its class C shares calculated at an annual rate of 0.20% and 0.15% of average daily net assets, respectively. Short-Term U.S.
Treasury Securities pays a service fee with respect to class A shares calculated at the annual rate of 0.25% of its average daily net assets and a distribution fee calculated at the annual rate of 0.10% of average daily net assets. All officers and two directors of the Fund are employees of SB.

  3. INVESTMENTS

During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short term securities) of investments were, as follows:

PORTFOLIO                                 PURCHASES
SALES
---------                                 ---------
-----

Income Return Account                     $37,838,281
$ 63,331,406
Short-Term U.S. Treasury Securities        37,397,031

135,295,866

14

SMITH BARNEY FUNDS, INC.

Notes to Financial Statements (continued)

At December 31, 1994, the net unrealized depreciation of investments for
Federal Income tax purposes by Portfolio consisted of the following:


                                                  Short
                                    Income       Term
                                    U.S. Return
                                    Treasury
                                   Account
                                   Securities ---------------
                                   --

  Gross unrealized appreciation    $      --    $        -
-
 Gross unrealized depreciation     (463,291)
(3,910,726)
                                  ---------    ----------
-
       Net unrealized depreciation      $(463,291)
                      $(3,910,726)
                                  =========
===========


At December 31, 1994, the Income Return Account and Short-
Term U.S. Treasury
Portfolios had net capital loss carryovers of $1,816,221 and
$3,929,597
available to offset future capital gains, respectively. To the extent that these carryover losses are used to offset capital gains, it is probable that any gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on December 31, of the year indicated:

[S]                                    [C]         [C]
[C]
PORTFOLIO                                2002        1997
1996
---------                                ----        ----
-
---
Income Return Account                  $  547,137  $236,762
$1,032,322
Short-Term U.S. Treasury Securities     3,929 597        --
--
                                       ==========  ========
==========

  4. REPURCHASE AGREEMENTS

The Portfolios purchase (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  5. CAPITAL SHARES
At December 31, 1994, the Fund had two billion shares of $0.01 par value capital stock authorized. The Income Return Account has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At
December 31, 1994 paid-in-capital amounted to the following for each class and respective Portfolio.

15

SMITH BARNEY FUNDS, INC.

Notes to Financial Statements (continued)


PORTFOLIO                                   CLASS A
CLASS C         CLASS Y         CLASS Z
                                          -----------      --
------      ----------       ----------
Income Return Account
$20,802,925
$3,184,667      $3,428,415       $7,139,561 Short-
Term U S. Treasury Securities
96,546,916
--              --               --
                                          -----------      --
--
-----      ----------       ----------

           Transactions in shares of each Portfolio were as follows:

                                                 YEAR ENDED
YEAR ENDED
                                              DECEMBER 31,
1994 DECEMBER 31, 1993
                                         --------------------
------     ---------------------------
Income Return Account                       SHARES
AMOUNT
SHARES          AMOUNT
                                         -----------   ------
------     ----------    -------------
Class A
Shares sold                                  276,529   $
2,616,488      2,608,900    $  25,261,540
Shares issued on reinvestment                150,791
1,427,935        230,967        2,231,516
Shares redeemed                           (3,708,422)
(35,070,581)    (2,547,228)     (24,582,050)
                                         -----------   ------
------    ----------    -------------
Net Increase (Decrease)                   (3,281,102)  $
(31,026,158)       292,639    $   2,911,006
                                         -----------   ------
------    ----------    -------------
Class C+
Shares sold                                  256,226    $
2,437,665        474,467    $   4,583,636
Shares issued on reinvestment                 11,683
110,488          5,796           55,873
Shares redeemed                             (357,469)
(3,389,893)       (64,558)        (623,143)
                                         -----------    -----
--
--
----     ----------    -------------
Net Increase (Decrease)                      (89,560)   $
(841,740)       415,705    $   4,016,366
                                         -----------    -----
--
--
----     ----------    -------------
Class Y++
Shares sold                                  121,282    $
1,152,444        562,143    $   5,442,289
Shares issued on reinvestment                 11,913
112,510          2,789           26,893
Shares redeemed                             (351,172)
(3,300,139)          (575)          (5,583)
                                         -----------    -----
--
--
----     ----------    -------------
Net Increase (Decrease)                     (217,977)   $
(2,035,185)       564,357    $   5,463,599
                                         -----------    -----
--
--
----     ----------    -------------
Class Z*
Shares sold                                  761,580    $
7,174,087             --               --
Shares issued on reinvestment                  9,325
87,374             --               --
Shares redeemed                              (13,001)
(121,900)            --               --
                                         -----------    -----
--
--
----     ----------    -------------
Net Increase                                 757,904    $
7,139,561             --               --
                                         -----------    -----
--
--
----     ----------    -------------
Short-Term U.S. Treasury Securities

Class A
Shares sold                               21,923,554    $
89,709,541     56,302,474    $ 236,111,337
Shares issued on reinvestment              1,530,315
6,166,194      1,742,918        7,302,423
Shares redeemed                          (50,274,705)
(202,445,248)   (40,197,809)    (168,509,798)
                                         -----------    -----
--
--
----     ----------    -------------
Net Increase (Decrease)                  (26,820,836)
$(106,569,513)    17,847,583    $  74,903,962
                                         -----------    -----
--
--
----     ----------    -------------

+  On November 7, 1994 the old Class B shares were renamed
Class
C shares.
++ On November 7, 1994 the old Class C shares were renamed
Class Y  shares.
*  Sales of Class Z shares commenced on November 7, 1994.

16

SMITH BARNEY FUNDS, INC.
Income Return Account Portfolio

Financial Highlights

For a share of each class of capital stock outstanding throughout the year:

Class A Shares                                         1994
1993       1992       1991      1990
                                                     =======
=======    =======     =======   =======
Net Asset Value, Beginning of Year                   $  9.59
$
9.68    $  9.65     $  9.38     $9.31
                                                     --------
-----    -------     -------   -------
Income From Investment Operations:
  Net investment income
0.46
0.45       0.52        0.67      0.73
  Net realized and unrealized gain (loss)
  on investments
(0.26)
(0.07)      0.03        0.33      0.08
                                                     ------
--
-----    -------     -------   -------
Total Income from Investment Operations
0.20
0.38       0.55        1.00      0.81
                                                     ------
--
-----    -------     -------   -------
  Less Distributions:
  Dividends from net investment income
(0.45)
(0.47)     (0.52)      (0.73)    (0.74)
                                                     ------
--
-----    -------     -------   -------
Total Distributions
(0.45)
(0.47)     (0.52)      (0.73)    (0.74)
                                                     ------
--
-----    -------     -------   -------
Net Asset Value, End of Year                         $
9.34
$
9.59    $  9.68     $  9.65     $9.38
                                                     ------
--
-----    -------     -------   -------
Total Return
2.14%
4.00%      5.85%      11.06%     9.10%
                                                     ------
--
-----    -------     -------   -------
Net Assets, End of Year (000s)
$18,918
$50,874    $48,538     $33,682   $24,058
                                                     ------
--
-----    -------     -------   -------
Ratios to Average Net Assets:
  Expenses
0.56%
0.53%      0.50%       0.49%     0.43%
  Net investment income
4.60
4.67       5.33        6.98      7.92
                                                     ------
--
-----    -------     -------   -------
Portfolio Turnover Rate
126.64%
152.04%     84.15%      30.44%    27.90%

======= =======    =======       =======   =======


Class C Shares (1)                                     1994
1993      1992(2)

======= =======    =======
Net Asset Value, Beginning of Year                   $
9.58
$
9.68    $  9.69
                                                     ------
--
-----    -------
Income From Investment Operations:
  Net investment income                                 0.42
0.45       0.03
  Net realized and unrealized loss on investments      (0.24)
(0.12)        --
                                                     --------
-----    -------
Total Income from Investment Operations                 0.18
0.33       0.03
                                                     --------
-----    -------
Less Distributions:
  Dividends from net investment income                 (0.42)
(0.43)     (0.04)
                                                      -------
-----    -------
Total Distributions                                    (0.42)
(0.43)     (0.04)
                                                      -------
-----    -------
Net Asset Value, End of Year                         $  9.34
$
9.58    $  9.68
                                                     --------
-----    -------
Total Return                                            1.86%
3.53%      0.31%++
                                                     --------
-----    -------
Net Assets, End of Year (OOOs)                       $ 3,055
$
3,993    $    10
                                                     --------
-----    -------
Ratios to Average Net Assets:
  Expenses                                              0.94%
0.90%      0.86%+
  Net investment income                                 4.40
4.25       5.71+
                                                      -------
-----    -------
Portfolio Turnover Rate                               126.64%
152.04%     84.15%
                                                     =======
=======    =======

(1) On November 7, 1994 old Class B shares were renamed Class
C shares.
(2) For the period from December 16, 1992 (inception date) to
December 31, 1992.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.


17

SMITH BARNEY FUNDS, INC.
Income Return Account Portfolio

Financial Highlights (continued)
For a share of each class of capital stock outstanding
throughout the year:
Class Y Shares (1)                                   1994
1993(2)
                                                   ========
========
Net Asset Value, Beginning of Year                 $   9.59
$   9.72
                                                   ----------
----
  Income From Investment Operations:
  Net investment income                                0.44
0.42
 Net realized and unrealized loss on investments     (0.25)
(0.13)
                                                   ----------
----
Total Income from Investment Operations                0.19
0.29
                                                   ----------
----
Less Distributions:
  Dividends from net investment income                (0.44)
(0.42)
                                                   ----------
----
Total Distributions                                   (0.44)
(0.42)
                                                   ----------
----
Net Asset Value, End of Year                       $   9.34
$   9.59
                                                   ----------
----
Total Return                                           2.01%
3.01%++
                                                   ----------
----
Net Assets, End of Year (000s)                     $  3,235
$  5,412
                                                   ----------
----
Ratios to Average Net Assets:
 Expenses                                              0.69%
0.75%+
 Net investment income                                 4.65
4.78+
                                                   ----------
----

Portfolio Turnover Rate                              126.64%
152.04%
                                                   ========
========
Class Z Shares                                       1994(3)
                                                   ========
Net Asset Value, Beginning of Year                 $   9.42
                                                   ------
Income From Investment Operations:
 Net investment income                                 0.07
 Net realized and unrealized loss on investments      (0.02)
                                                   ------
Total Income from Investment Operations                0.05
                                                   ------Less
Distributions:
 Dividends from net investment income                 (0.12)
                                                   ------
Total Distributions                                   (0.12)
                                                   -------Net
Asset Value, End of Year                              $9.35
                                                   ------
Total Return
0.38%++
                                                   -------Net
Assets, End of Year (000s)                         $  7,083
                                                   ------
Ratios to Average Net Assets:
  Expenses                                             0.46%+
  Net investment income                                5.29+
                                                   ------
Portfolio Turnover Rate                              126.64%
                                                   ========
(1) On November 7, 1994 old Class C shares were renamed Class
Y shares.
(2) For the period from February 1, 1993 (inception date) to
December 31, 1993.
(3) For the period from November 7, 1994 (inception date) to
December 31, 1994.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.

 18

SMITH BARNEY FUNDS, INC.
Short-Term U.S. Treasury Securities Portfolio

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout the year:

Class A Shares                                          1994
1993            1992            1991(1)

======== ========        ========         ========
Net Asset Value, Beginning of Year
$4.16
$ 4.12          $ 4.09           $ 4.01
                                                      -------
-------        --------         --------
Income (Loss) From Investment Operations:
  Net investment income
0.18
0.18            0.19             0.03
  Net realized and unrealized gain (loss)
    on investments
(0.25)
0.06            0.04             0.09
                                                      -----
---------        --------         --------
Total Income (Loss) from Investment Operations
(0.07)
0.24            0.23             0.12
                                                      -----
--
--------        --------         --------
Less Distributions:
  Dividends from investment income
(0.18)
(0.18)          (0.19)           (0.03)
                                                      -----
---------       --------         --------
  Distribution from net realized gains on
     security transactions
--
(0.02)          (0.01)           (0.01)
                                                      ------
--------        --------         --------
Total Distributions
(0.18)
(0.20)          (0.20)           (0.04)
                                                      ------
--------        --------         --------
Net Asset Value, End of Year
$3.91
$ 4.16           $4.12            $4.09
                                                      ------
--------        --------         --------
Total Return
(2.15)%
6.01%           5.92%            2.85%++
                                                      ------
--------        --------         --------
Net Assets, End of Year (000s)
$88,707
$205,758        $130,280          $93,946
                                                      ------
--------        --------         --------
Ratios to Average Net Assets:
 Expenses
0.91%
0.88%           0.91%            0.80%+
                    Net investment income
                            4.54
4.40            4.76             4.89+
                                                      ------
--------        --------         --------
Portfolio Turnover Rate
24.51%
41.12%          44.99%            4.61%

======== ========                ========
========

(1) For the period from November 11, 1991 (inception date) to December 31, 1991.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.

SMITH BARNEY FUNDS, INC.
Independent Auditors' Report

To the Shareholders and Board of Directors of Smith Barney Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities including the schedules of investments of the Income Return Account and the
Short-Term U.S. Treasury Securities Portfolios of Smith
Barney
Funds, Inc. as of
December 31, 1994, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended with respect to the Income Return Account Portfolio and for each of the years in the three-year period then ended and the period from November 11, 1991 (commencement of operations) to December 31, 1991 with respect to the Short-Term U.S. Treasury Securities Portfolio. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

20







SMITH BARNEY FUNDS, INC.
Independent Auditors' Report (continued)

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Income Return Account and the Short-Term U.S. Treasury
Securities Portfolios of
Smith Barney Funds, Inc. as of December 31, 1994, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended with respect to Income
Return Account Portfolio and for each of the years in the three year period then ended and the period from November 11, 1991 (commencement of operations) to
December 31, 1991 with respect to the Short-Term U.S.
Treasury Securities
Portfolio, in conformity with generally accepted accounting principles.

                                          /s/ KPMG Peat
Marwick LLP
New York, New York
February 17, 1995


21

Smith Barney
Funds, Inc.

Directors
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce D. Sargent
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers
Stephen Treadway
Chief Executive Officer

Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
------------
       [logo]
Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the
general information of the shareholders
of Smith Barney Funds, Inc. Income
Return Account and Short-Term U.S.
Treasury
Securities Portfolios. It is not
authorized for distribution to
prospective investors unless
accompanied or preceded by a current
Prospectus for the Portfolio, which
contains information concerning the
Portfolio's investment policies and
expenses as well as other pertinent
information.

Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD084 B5

Annual Report

1994
1994
1994
1994
1994

Smith Barney
Funds, Inc.

Capital Appreciation
Portfolio ----------------------------
-December 31, 1994





Smith Barney Mutual Funds
Investing for your future.
Every day.

Capital Appreciation Portfolio


Dear Shareholder:

The Smith Barney Funds, Inc.: Capital Appreciation Portfolio encountered a difficult market in 1994. Although the Standard & Poor's 500 Index managed a gain of 1.3%, according to Lipper Analytical Services, the average stock mutual fund was down 1.7%, and bonds had one of their worst years on record. For the year ended December 31, 1994, the Portfolio produced a total return of negative
7.79% for Class A shares.

Much of the damage was done during the first six months. In early February, the Federal Reserve Board, fearing that a stronger economy might lead to inflation, raised the federal funds rate--the rate banks charge each other for overnight loans--from 3.00% to 3.25%. That rate hike, and another in March, caused heavy selling in both the stock and bond markets. In total, the Fed raised its rate six times during the year and by December it had reached 5.5%.
By the second half of the year, however, the stock market settled down.

The rise in rates during 1994 seemed to accentuate a continuing paradox of market behavior which has appeared over the last few years.
While the popular
averages have gained moderately, many stocks and industry groups have experienced substantial downward pressure. A recent study cited in Barron's
(January 2, 1995) indicated that roughly two-thirds of the stocks tracked by the Russell 3000, an index of the 3,000 largest U.S.
companies, were down from
their February 1994 price levels, and almost one-half were off by at least 10% to 30%, despite gains in both the S&P 500 and the Dow Jones
Industrial Average.

Portfolio Strategy

This volatility was certainly evident during the first half of 1994 and affected overall portfolio performance. There were also some fundamental disappointments, including Lotus Development, the software designer and manufacturer. Lotus announced weaker-than-expected earnings, and its shares declined sharply. Also, shares of Newbridge Networks dropped due to the perception that its networking products were facing increased competition.

Second-half performance was helped by strong results from Citicorp, credit-card processor First Financial Management, and Pfizer, where earnings and unit volumes are growing, and there are a number of new pharmaceutical products in the pipeline. Compaq Computer also contributed to performance during the last six months of 1994.

Outlook

Going forward, we believe the prospects for equities are mixed. If 1994 was any indication, the market could continue to vacillate between enthusiasm for stocks during reporting periods and fear of inflation and higher rates in between. Higher interest rates do profoundly affect earnings multiples and valuation models. Inflation, however, has proved to be only a perceived threat to date. Furthermore, we see good values in an increasing number of large growth stocks. In some cases, prices are close to where they were two years ago while earnings have grown substantially. Earnings prospects for companies like
Motorola are also excellent. Motorola recently increased the projected growth rate for its semiconductor business from 15% to 20% for the year and expects the personal computer market to grow by 30% in 1995.

The Portfolio is now focused most heavily in the technology and telecommunications sectors, with special emphasis on the client server and personal computer areas, and on cellular telecommunications services and equipment. We also continue to hold a number of financial service companies, such as Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association. These companies are experiencing solid earnings increases and sell at low P/E multiples. In the retail area we like Home Depot, and among the health care group, the emphasis is on pharmaceutical companies and HMOs. We believe these stocks will fare well in a market where careful stock selection and excellent earnings will be rewarded.

Respectfully yours,
/s/Stephen Treadway
Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Historical Performance -- Class A Shares

                          Net Asset Value -------------------
                       -Beginning       End        Income
Capital Gain      Total
Year Ended              of Year      of Year     Dividends
Distributions   Return(1) -----------------------------------
----------------------------------------------------
12/31/94                $14.50        $13.37       $0.00
$0.00          (7.79)% --------------------------------------
-------------------------------------------------
12/31/93                 13.16         14.50        0.00
0.00          10.18 -----------------------------------------
---------------------------------------------11/30/92*-
12/31/92                 12.50         13.16        0.00
0.00           5.28 -----------------------------------------
----------------------------------------------
Total                                              $0.00
$0.00
=============================================================
== == ========================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Return -- Class A
Shares

                                           Without
With
                                       Sales Charge(1)
Sales Charge(2) ---------------------------------------------
----------------------------------
Year Ended 12/31/94                         (7.79)%
(12.39)% ----------------------------------------------------
---------------------------
11/30/92* through 12/31/94                   3.28
0.76 --------------------------------------------------------
-----------------------

Historical Performance -- Class B Shares

                          Net Asset Value -------------------
                     --
                       Beginning        End        Income
Capital Gain      Total
Year Ended              of Year       of Year     Dividends
Distributions   Return(1) -----------------------------------
----------------------------------------------------
11/7/94*-12/31/94       $13.88        $13.36       $0.00
$0.00          (3.75)%
=============================================================
== == ========================

Average Annual Total Return -- Class B Shares

                                           Without
With
                                       Sales Charge(1)
Sales Charge(2) ---------------------------------------------
----------------------------------
11/7/94* through 12/31/94                   (3.75)%
(8.56)% -----------------------------------------------------
--------------------------

* Inception.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Historical Performance -- Class C Shares

                          Net Asset Value -------------------
--
                       Beginning       End        Income
Capital Gain      Total
Year Ended              of Year      of Year     Dividends
Distributions   Return(1) -----------------------------------
----------------------------------------------------
12/31/94                $14.39        $13.17       $0.00
$0.00          (8.48)% --------------------------------------
-------------------------------------------------
12/31/93                 13.16         14.39        0.00
0.00           9.35 -----------------------------------------
---------------------------------------------11/30/92*-
12/31/92                 12.50         13.16        0.00
0.00           5.28 -----------------------------------------
----------------------------------------------
Total                                              $0.00
$0.00
=============================================================
== == ========================

Average Annual Total Return -- Class C Shares

                                           Without
With
                                       Sales Charge(1)
Sales Charge(2) ---------------------------------------------
----------------------------------
Year Ended 12/31/94                         (8.48)%
(9.39)% -----------------------------------------------------
--------------------------
11/30/92* through 12/31/94                   2.54
2.54 --------------------------------------------------------
-----------------------

Cumulative Total Return


Without

Sales Charge(1) ---------------------------------------------
----------------------------------
Class A (11/30/92* through 12/31/94)
6.96% -------------------------------------------------------
------------------------
Class B (11/7/94* through 12/31/94)
(3.75) ------------------------------------------------------
-------------------------
Class C (11/30/93* through 12/31/94)
5.36 --------------------------------------------------------
-----------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares. (2) Assumes reinvestment of all dividends and capital gains distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%, Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred and Class C shares reflect the deduction of a 1.00% CDSC if shares are redeemed within the first year of purchase.
*   Inception.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Historical Performance

             Growth of $10,000 Invested in Class A Shares of
                  the Capital Appreciation Portfolio vs. S&P
                  500+
                                  (unaudited) ---------------
-----------------------------------------------------
                         November 1992 - December 1994
                             [GRAPH APPEARS HERE]

          ---------------------------------------------------
-----------------
                                  Capital Appreciation   S&P
500 ---------------------------------------------------------
-----------
Measurement Period                     $10,000
$10,000
11/30/92                                 9,549
10,000
12/92                                   10,069
10,041
12/93                                   11,077
11,024
12/94                                   10,214
11,168 ------------------------------------------------------
--------------

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on November 30, 1992, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1994. The S&P 500 is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over the counter markets. Figures for the S&P 500 include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Schedule of Investments
December 31, 1994

SHARES           SECURITY
VALUE -------------------------------------------------------
----------------------
COMMON STOCKS -- 64.3%
Automotive -- 3.5%
   88,480  Chrysler Corp.
$ 4,335,520
-------------------------------------------------------------
----------------
Banking -- 3.4%
   86,600  Citicorp
3,583,075
   16,200  First Bank Systems Inc.
538,650 -----------------------------------------------------
------------------------

4,121,725 ---------------------------------------------------
--------------------------
Computer Systems -- 11.7%
    8,900  Ceridian Corp.**
239,188
   29,700  Compaq Computer Corp.**
1,173,150
   59,675  Dell Computer Corp.**
2,446,675
   95,450  Digital Equipment Corp.**
3,173,712
   23,125  General Motors Corp. Class E
890,313
   66,875  Microsoft Corp.**
4,087,734
   52,700  Oracle Systems Corp.**
2,325,388 ---------------------------------------------------
--------------------------

14,336,160 --------------------------------------------------
---------------------------
Consumer Products & Services -- 4.7%
  142,425  Aldila Inc.**
1,637,888
   96,000  Duracell International Inc.
4,164,000 ---------------------------------------------------
--------------------------

5,801,888 ---------------------------------------------------
--------------------------
Diversified Manufacturing -- 4.4%
   53,450  General Instruments Corp.**
1,603,500
  131,100  Philips Electronics N.V. ADR
3,851,063 ---------------------------------------------------
--------------------------

5,454,563 ---------------------------------------------------
--------------------------
Financial Services -- 7.8%
   50,500  Federal National Mortgage Corp.
3,680,188
   65,225  Federal Home Loan Mortgage Corp.
3,293,862
   72,200  Merrill Lynch & Company Inc.
2,581,150 ---------------------------------------------------
--------------------------

9,555,200 ---------------------------------------------------
--------------------------
Food & Beverage -- 4.8%
  115,350  Coca Cola Co.
5,940,525 ---------------------------------------------------
---------------------------

See Notes to Financial Statements.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio


Schedule of Investments (continued)
December 31, 1994

SHARES                       SECURITY
VALUE
=============================================================
== == =============

HEALTHCARE--9.3%
    112,125  Columbia/HCA Healthcare Corp.
$  4,092,563
     31,675  Pfizer Inc.
2,446,894
     72,750  United Healthcare Corp.
3,282,843
     37,510  US Healthcare Inc.
1,547,288 ---------------------------------------------------
-------------------------

11,369,588 --------------------------------------------------
--------------------------
PHARMACEUTICALS--2.1%
     43,450  Amgen Inc.**
2,563,550 ---------------------------------------------------
-------------------------
RAILROAD--1.5%
     36,225  Conrail Inc.
1,829,363 ---------------------------------------------------
-------------------------
RETAIL PRODUCTS--2.7%
     73,333  Home Depot Inc.
3,373,318 ---------------------------------------------------
-------------------------
TECHNOLOGY--1.3%
     21,175  Texas Instruments Inc.
1,585,478 ---------------------------------------------------
-------------------------
TELECOMMUNICATIONS--7.1%
    103,575  AirTouch Communications Inc.**
3,016,621
      1,050  LIN Broadcasting Corp.**
140,175
     89,275  Motorola Inc.
5,166,791
    132,450  Vodafone Group PLC
439,358 -----------------------------------------------------
-----------------------

8,762,945 ---------------------------------------------------
-------------------------
TELEVISION--0.0%
        525  LIN Television Corp.**
11,944 ------------------------------------------------------
----------------------
           TOTAL COMMON STOCKS (Cost--$74,921,760)
79,041,767
=============================================================
== ==
=============
PREFERRED STOCKS--8.0%
TELECOMMUNICATIONS--8.0%
     47,500  Nokia Corp. AB Preferred
6,995,610
     37,200  Nokia Corp. ADR Preferred
2,790,000 ---------------------------------------------------
-------------------------
          TOTAL PREFERRED STOCKS (Cost--$7,617,438)
9,785,610
=============================================================
== == =============


 FACE
AMOUNT                       SECURITY
VALUE
=============================================================
== == =============
REPURCHASE AGREEMENT--27.7%
$33,961,000  Chemical Securities Inc., 5.75% due 1/3/95;
             proceeds at maturity -- $33,982,683 (Fully
             collateralized by U.S. Treasury Notes 6.50% due
             9/30/96; Market value--$34,642,401) (Cost-
             $33,961,000)
33,961,000
=============================================================
== == =============
             TOTAL INVESTMENTS--100% (Cost--$116,500,198*)
$122,788,377
=============================================================
== == =============

**  Non-income producing security.
 * Aggregate cost for Federal income tax purposes is substantially the same.


See Notes to Financial Statements.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio


Statement of Assets and Liabilities                  December
31, 1994
ASSETS:
    Investments, at value (Cost -- $116,500,198)
$122,788,377
    Cash
39
    Receivable for Fund shares sold
128,133
    Dividends and interest receivable
56,672 ------------------------------------------------------
--------------
    TOTAL ASSETS
122,973,221
=============================================================
== == =====
LIABILITIES:
    Payable for Fund shares purchased
48,380
    Management fees payable
291,099
    Distribution costs payable
182,266
    Accrued expenses and other liabilities
19,688 ------------------------------------------------------
--------------
    TOTAL LIABILITIES
541,433
=============================================================
==
== =====
TOTAL NET ASSETS
$122,431,788
=============================================================
== == =====

NET ASSETS:
   Par value of capital shares                           $
92,345
    Capital paid in excess of par value
116,706,654
    Accumulated net realized captial loss
(655,390)
    Net unrealized appreciation of investments
6,288,179 ---------------------------------------------------
-----------------
TOTAL NET ASSETS
$122,431,788
=============================================================
== == =====

SHARES OUTSTANDING:
    Class A
4,039,452 ---------------------------------------------------
-----------------
    Class B
15,223 ------------------------------------------------------
--------------
    Class C
5,179,866 ---------------------------------------------------
-----------------

NET ASSET VALUE:
    Class A (and redemption price)
$13.37 ------------------------------------------------------
--------------
    Class B*
$13.36 ------------------------------------------------------
----------
-----
    Class C**
$13.17 ------------------------------------------------------
--------------

CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
    (net asset value plus 5.26% of net asset value)
$14.07
=============================================================
== == =====

 *  Redemption price is NAV of Class B shares reduced by
                              5.00% if
shares are
    redeemed less than one year from initial purchase and declines by 1.00% per year until no CDSC is incurred.

** Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.



                       SEE NOTES TO FINANCIAL STATEMENTS
8

Smith Barney Funds, Inc.
Capital Appreciation Portfolio


Statement of Operations                    For the year ended
December 31, 1994
INVESTMENT INCOME:
  Dividends
$  1,361,902
  Interest
330,335 -----------------------------------------------------
-------------------------
  Total Income
1,692,237
=============================================================
== == ===============
EXPENSES:
  Management fees (Note 2)
1,479,311
  Distribution costs (Note 2)
1,004,767
  Shareholder servicing fees
79,119
  Registration fees
60,002
  Shareholder communication fees
52,002
  Custodian fees
23,999
  Audit and legal fees
20,002
  Directors' fees
3,927
  Other
13,100 ------------------------------------------------------
------------------------
  Total Expenses
2,736,229 ---------------------------------------------------
---------------------------
Net Investment Loss
(1,043,992)
=============================================================
== == ===============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
           Realized Gain From Security Transactions
  (excluding short-term securities): Proceeds from sales
235,779,211
    Cost of securities sold
233,938,041 -------------------------------------------------
-----------------------------
  Net Realized Gain
1,841,170 ---------------------------------------------------
---------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year
20,592,683
    End of year
6,288,179 ---------------------------------------------------
---------------------------
  Decrease in Net Unrealized Appreciation
(14,304,504) ------------------------------------------------
------------------------------
Net Loss on Investments
(12,463,334)
=============================================================
== == ===============
Decrease in Net Assets Resulting From Operations
$(13,507,326)
=============================================================
== == ===============

                      See Notes to Financial Statements.
9

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Statements of Changes in Net Assets

                                               For the years
ended December 31,
                                                     1994
1993
=============================================================
== == ==============
OPERATIONS:
Net investment loss                            $ (1,043,992)
$   (535,126)
  Net realized gain (loss)                          1,841,170
(2,392,884)
 Increase (decrease) in net
  unrealized appreciation                        (14,304,504)
17,132,058 --------------------------------------------------
---------------------------
 INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      (13,507,326)
14,204,048
=============================================================
== == ==============
FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                 32,832,929
120,015,859
 Net asset value of shares issued for
  reinvestment of dividends                               --
--
 Cost of shares reacquired                       (72,710,859)
(25,533,429) ------------------------------------------------
-----------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                             (39,877,930)
94,482,430
=============================================================
== == ==============
INCREASE (DECREASE) IN NET ASSETS                (53,385,256)
108,686,478
NET ASSETS:
  Beginning of year                               175,817,044
67,130,566 --------------------------------------------------
---------------------------
  END OF YEAR                                    $122,431,788
$175,817,044
=============================================================
== == ==============
Accumulated net investment loss:                          -$
(535,126)
=============================================================
== == ==============


                      See Notes to Financial Statements.
10

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Notes to Financial Statements

     1. Significant Accounting Policies

    The Capital Appreciation Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund is a Maryland corporation, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this
Portfolio and six other separate investment portfolios:
Income and Growth, U.S.
Government Securities, Income Return Account, Monthly Payment
Government, Short-
Term U.S. Treasury Securities and Utility Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently
followed by the Portfolio
are: (a) securities transactions are accounted for on trade
date; (b) securities
traded on national securities markets are valued at the
closing prices on such
markets; securities for which no sales price was reported and
U.S. Government
and Government Agency obligations are valued at the mean
between the bid and
asked prices; short-term investments that have a maturity of more than 60 days
are valued at prices based on market quotations for
securities of similar type,
yield and maturity; short-term investments that have a
maturity of 60 days or
less are valued at cost plus accreted discount, or minus
amortized premium, as
applicable; (c) dividend income is recorded on the ex-
dividend date and interest
income is recorded on the accrual basis; (d) gains or losses on the sale of
securities are calculated by using the specific
identification method; (e)
direct expenses are charged to each portfolio and each class;
management fees
and general fund expenses are allocated on the basis of
relative net assets; (f)
dividends and distributions to shareholders are recorded by
the Portfolio on the
ex-dividend date; (g) the accounting records of the Portfolio are maintained in
U.S. dollars. All assets and liabilities denominated in
foreign currencies are
translated into U.S. dollars based on the rate of exchange of such currencies
against U.S. dollars on the date of valuation. Purchases and sales of
securities, and income and expenses are translated at the
rate of exchange
quoted on the respective date that such transactions are
recorded. Differences
between income and expense amounts recorded and collected or paid are adjusted
when reported by the custodian bank; (h) the Portfolio
intends to comply with
the requirements of the Internal Revenue Code pertaining to
regulated investment
companies and to make the required distributions to
shareholders; therefore, no
provision for Federal income taxes has been made; and (i)
during 1993, the Fund
adopted
11

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Notes to Financial Statements (continued)

Statement of Position 93-2 Determination, Disclosure, and
Financial Statement
Presentation of Income, Capital Gain, and Return of Capital
Distributions by
Investment Companies. Accordingly, the net investment loss of $1,043,992 and
$535,126 at December 31, 1994 and December 31, 1993,
respectively, have been
reclassified to paid-in capital. Net investment income, net realized gains, and net assets were not affected by this change.

     In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss.
Realized gains or
losses are recognized when contracts are settled.

     2. Management Agreement and Transactions with Affiliated Persons
    Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as
Smith Barney Advisers, Inc., a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Capital Appreciation Portfolio pays
SBMFM a management fee calculated at the annual rate of 0.90% on the average daily net assets. The Portfolio also has a subadvisory agreement with Janus
Capital Corporation. For its services, Janus receives a fee from SBMFM calculated at the annual rate of 0.50% of the average daily net assets. All fees are calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1994, SB received brokerage commissions of $18,203 and was paid sales charges on Class A share purchases of approximately $517,000.

  Effective November 7, 1994, the Fund adopted a new class structure, renaming the existing Class B shares as Class C shares and exchanging the old
Class C shares into Class A shares. A contingent deferred sales charge ("CDSC") was imposed on new Class B shares which begins at 5.00% if redemption occurs less than one year from initial purchase and declines by 1.00% per year until no
CDSC is incurred. A CDSC of 1.00% was imposed on Class C shares if redemption occurs within the first year from the date such investment was made. Any CDSC imposed on redemptions is paid SB.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Notes to Financial Statements (continued)

For the year ended December 31, 1994, there were approximately $105,000 in such charges.

        Pursuant to a Distribution Plan the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for that class. All officers and two directors of the Fund are employees of SB.

        3. INVESTMENTS

        During the year ended December 31, 1994, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) was $171,984,312 and $235,779,211, respectively.
        At December 31, 1994, the net unrealized appreciation of investments for
Federal income tax purposes consisted of the following:

=============================================================
== == ==============
Gross unrealized appreciation
$ 8,726,613
Gross unrealized depreciation
(2,438,434) -------------------------------------------------
----------------------------
Net unrealized appreciation
$ 6,288,179
=============================================================
== == ==============


       Also, at December 31, 1994, the Portfolio had a capital loss carryover of $655,390 which expires on December 31, 2001.

        4. REPURCHASE AGREEMENTS

      The Portfolio purchases (and its custodian takes possession of) U.S.
Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Notes to Financial Statements (continued)

        5. Capital Shares

        At December 31, 1994, the Fund had two billion shares of $0.01 par value capital stock authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares. At December 31,
1994, paid-in capital amounted to the following for each class:


                          Class A       Class B        Class
C
=============================================================
== =
Total Paid-in Capital   $50,990,657     $209,561
$65,598,781
=============================================================
== =

        Transactions in shares of each class were as follows:

                                 Year Ended
Year Ended
                               December 31, 1994
December 31, 1993
                          --------------------------   ------
-----------------
                            Shares          Amount
Shares
Amount
=============================================================
== ==
===============
Class A++
Shares sold                1,359,477    $ 18,681,280
3,646,449
$ 49,126,349
Shares redeemed           (3,024,012)    (41,590,563)
(888,213)
(12,374,257) ------------------------------------------------
------------------------------
Net Increase (Decrease)   (1,664,535)   $(22,909,283)
2,758,236
$ 36,752,092
=============================================================
== == ===============
Class B*
Shares sold                   15,223    $    209,718
4,600,378
$ 61,879,515
Shares redeemed                   --              --
(793,804)
(10,997,868) ------------------------------------------------
------------------------------
Net Increase                  15,223    $    209,718
3,806,574
$ 50,881,647
=============================================================
== == ===============
Class C+
Shares sold                  997,520    $ 13,941,931
666,956
$  9,009,995
Shares redeemed           (2,286,927)    (31,120,296)
(157,481)
(2,161,304) -------------------------------------------------
-----------------------------
Net Increase (Decrease)   (1,289,407)   $(17,178,365)
509,475
$  6,848,691
=============================================================
==
== ===============

++On October 10, 1994 the old Class C shares were exchanged
into Class A shares
and therefore Class C share activity is included with the
Class A                                            share
  activity prior to this date.
* Sales of Class B shares commenced November 7, 1994.
+ November 7, 1994 the old Class B shares were renamed Class
C
shares.

Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Financial Highlights

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                  1994
1993            1992(1)
=============================================================
== == =======================
Net Asset Value, Beginning of Year              $14.50
$13.16          $12.50 --------------------------------------
------------------------------------------------
Income (Loss) from Investment Operations:
    Net investment income (loss)                  (0.04)
--            0.01
   Net realized and unrealized gain (loss)
     on investments                              (1.09)
1.34            0.65 ----------------------------------------
----------------------------------------------
Total Income (Loss) from Investment Operations   (1.13)
1.34            0.66 ----------------------------------------
----------------------------------------------
Less Distributions                                  --
--              --
-------------------------------------------------------------
-------------------------
Net Asset Value, End of Year                    $13.37
$14.50          $13.16 --------------------------------------
------------------------------------------------
Total Return                                     (7.79)%
10.18%           5.28%++ ------------------------------------
--------------------------------------------------
Net Assets, End of Year (000s)                 $54,027
$68,541         $25,885 -------------------------------------
-------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.62%
1.35%           1.20%+
  Net investment income (loss)                   (0.32)
0.03            0.37+ ---------------------------------------
-----------------------------------------------
Portfolio Turnover Rate                         119.26%
136.98%           8.63%
=============================================================
== == =======================

                                               Class B Shares
(2) Class C Shares (4)(5)
                                               --------------
--------------------------------
                                                     1994(3)
1994      1993      1992(6)
=============================================================
== == =================================
Net Asset Value, Beginning of Year                  $13.88
$14.39    $13.16     $12.50 ---------------------------------
--
-------------------------------------------------------------
Income (Loss) from Investment Operations:
   Net investment loss                               (0.02)
(0.15)    (0.08)        --
   Net realized and unrealized loss
     on investments                                  (0.50)
(1.07)     1.31       0.66 ----------------------------------
--
------------------------------------------------------------
Total Income (Loss) from Investment Operations       (0.52)
(1.22)     1.23       0.66 ----------------------------------
--
------------------------------------------------------------
Less Distributions                                      --
--        --         ----------------------------------------
--
--------------------------------------------------------
Net Asset Value, End of Year                        $13.36
$13.17    $14.39     $13.16 ---------------------------------
--
-------------------------------------------------------------
Total Return
(3.75)%++
(8.48)%    9.35%      5.28%++ -------------------------------
--
-------------------------------------------------------------
--
Net Assets, End of Year (000s)                      $  203
$68,201   $93,079    $35,063 --------------------------------
--
-------------------------------------------------------------
-Ratios to Average Net Assets:
  Expenses                                            2.19%+
2.13%     2.11%      1.91%+
  Net investment loss                                (0.77)+
(1.02)    (0.74)     (0.35)+ --------------------------------
--
-------------------------------------------------------------
-Portfolio Turnover Rate                            119.26%
119.26%   136.98%      8.63%
=============================================================
== == =================================

(1) For the period from November 30, 1992 (inception date) to
December 31, 1992.
(2) On November 7, 1994 the old Class B shares were renamed
Class C                                shares.
(3) For the period from November 7, 1994 (inception date) to
December 31, 1994.
(4) On October 10, 1994 the old Class C shares were exchanged in Class A
 shares and therefore Class C share activity is included in
Class A share
    activity prior to this date.
(5) On November 7, 1994 the old Class B shares were renamed
Class C                                shares.
(6) For the period from November 30, 1992 (inception date) to
December 31, 1992.
++ Not annualized as it may not be representative of the total return for the year.
 +  Annualized.



Smith Barney Funds, Inc.
Capital Appreciation Portfolio

Independent Auditors' Report

To the Shareholders and Board of Directors of Smith Barney Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities including the schedule of investments of the Capital Appreciation Portfolio of
Smith Barney Funds, Inc. as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from
November 30, 1992 (commencement of operations) to December
31, 1992. These
financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Capital Appreciation Portfolio of Smith Barney Funds, Inc. as of December 31,
1994, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from November 30, 1992 (commencement of operations) to December 31,
1992, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick
LLP New York, New York
February 17, 1995

Smith Barney
Funds, Inc.

Directors

Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
Bruce D. Sargent
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers

Stephen Treadway
Chief Executive Officer

Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Bruce D. Sargent
Vice President

Ayako Weissman
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Smith Barney
------------

A Member of TravelersGroup(UMBRELLA
LOGO]

Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor

Smith Barney Inc.

Custodian

PNC Bank

Shareholder
Servicing Agent

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134
This report is submitted for the general information of the shareholders of
Smith Barney Funds, Inc. Capital Appreciation Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the
Portfolio's investment policies and expenses as well as other pertinent information.



Smith Barney Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0851 B5


                   PART C  Other Information Item 24.
Financial Statements and Exhibits (a) Financial Statements
Location In:
Part A               Part B
                                                Annual and

SemiAnnual Report

Statement of Assets and Liabilities  __        *

Statements of Changes in Net Assets  __

* Statement of Operations            __

*

Notes to Financial Statements        __

*

Supplementary Information            __

*

_______________
* See the Annual Reports and Semi-Annual Reports to Shareholders, which are incorporated by reference in the Statement of Additional Information .
All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.
    (b)  Exhibits
              (1) (a) Articles Supplementary dated November 16, 1992 are incorporated by reference to
              Exhibit 1(a) to Post-Effective Amendment No.
              49.
                  (b)  Articles Supplementary dated October
              29,
1992 are incorporated by reference to Exhibit 1(b) to Post
Effective Amendment No.             49.
                  (c)  Articles of Amendment dated October
              29, 1992 are incorporated by reference to
              Exhibit 1(c)
     to Post-Effective Amendment No. 49.
         (d)  Articles Supplementary dated September 6,
     1991 are incorporated by reference  to Exhibit
     1(a) to Post-Effective Amendment No. 46.
         (e)  Articles Supplementary dated October 31,
1990 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 43.

         (f)  Articles Supplementary dated march 27,
     1986, May 15, 1985, December 28, 1984, August 2,
     1984, June 8, 1984, February 26, 1972 and April
     25, 1967 are incorporated by reference to Exhibits 1(a) through (g) to Post-Effective
     Amendment No. 39.

         (g)  Articles of Incorporation dated December
     1, 1966 are incorporated by reference to Exhibit
     1(h) to Post-Effective Amendment No. 39.

         (h)  Articles Supplementary dated December
     14, 1993  are incorporated by reference to
     Exhibit 1(h) to Post-Effective Amendment No. 54.

(2) Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 39.

(3) Not applicable.


     (4) (a)  Specimen Stock Certificates for the
     Income and Growth Portfolio, the U.S. Government
     Securities Portfolio, the Monthly Payment
     Government Portfolio, and the Income Return
     Account Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 39.

         (b)  Specimen Stock Certificate for the
     Utility Portfolio is incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No.
     43.

         (c)  Specimen Stock Certificate for the Short
     Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 4(c) to Post
     Effective Amendment No.53.

         (d)  Specimen Stock Certificate for the
     Capital Appreciation Portfolio is incorporated by reference to Exhibit 4(d) to Post-Effective
     Amendment No.53.

         (e)  Specimen Stock Certificate for the
     Socially Responsible Investment Portfolio is
     incorporated by reference to Exhibit 4(e) to Post
     Effective Amendment No.53.
     (5) (a) Management Agreement between Short-Term U.S. Treasury Securities Portfolio and Smith, Barney Advisers, Inc.1
         (b) Management Agreement between the Income and Growth Portfolio and Smith, Barney Advisers, Inc.**
         (c)  Management Agreement between U.S.
Government Securities Portfolio and Smith, Barney Advisers,
Inc.**
                  (d)  Management Agreement between Monthly
              Payment Government Portfolio and Smith, Barney
              Advisers, Inc.**
                  (e)  Management Agreement between Income
              Return Account Portfolio and Smith, Barney
              Advisers, Inc.**
                  (f) Management Agreement between the Utility Portfolio and Smith, Barney Advisers, Inc.**
                  (g) Management Agreement between the Capital Appreciation Portfolio and Smith, Barney Advisers, Inc. is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 48.
                  (h)  Subadvisory Agreement between Smith,
              Barney Advisers, Inc. and Janus Capital
              Corporation on behalf of Capital Appreciation Portfolio is incorporated herein by reference to
              Exhibit 5(h) to Post-Effective Amendment No. 48.
              (6) (a) Distribution Agreement between Smith Barney Funds and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to
              Exhibit 6(a)  to Post-Effective Amendment No. 39.
         (b)  Distribution Agreement between Smith Barney
Funds, Inc. and Smith Barney              Shearson Inc.
              (7) Not applicable.
              (8) Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39.
              (9) (a)  Transfer Agency Agreement between
              Registrant and Provident Financial Processing Corp. is incorporated herein by reference to
              Exhibit 9 to Post-Effective Amendment No. 39.

              (10)Not applicable.

              (11)(a) Auditors' Report (See the Annual Report

              to Shareholders which is incorporated by

              reference in the Statement of Additional

              Information)

              (b) Auditors' Consent

              (12)Previously filed.

              (13)Not applicable

              (14)Previously filed.

              (15)(a) Plan of Distribution Pursuant to Rule 12b1 on behalf of the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment
              No. 46.
     (b)  Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Utility Portfolio is incorporated by reference to Exhibit 15(b) to Post
Effective Amendment No. 48.

    (c)  Plan of Distribution Pursuant to Rule 12b-
1 on behalf of the Income and Growth Portfolio is incorporated by reference to Exhibit 15(c) to Post
Effective Amendment No.48.
    (d)  Plan of Distribution Pursuant to Rule 12b-
1 on behalf of the U.S. Government Securities
Portfolio is incorporated by reference to Exhibit
15(d) to Post-Effective Amendment No. 48.
    (e)  Plan of Distribution Pursuant to Rule 12b-
1 on behalf of the Monthly Payment Government
Portfolio is incorporated by reference to Exhibit
15(e) to Post-Effective Amendment No. 48.
    (f)  Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Income Return Account
Portfolio is incorporated by reference to Exhibit
15(f) to Post-Effective Amendment No. 48.

    (g)  Plan of Distribution Pursuant to Rule
12b-1 on behalf of the Capital Appreciation
Portfolio is incorporated by reference to Exhibit
15(g) to Post-Effective Amendment No. 48.

    (h)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Short-Term U.S.
Treasury Securities Portfolio is incorporated by reference to Exhibit 15(h) to Post-Effective
Amendment No. 56.

   (i)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Utility Portfolio is incorporated by reference to Exhibit 15(i) to Post
Effective Amendment No. 56.


   (j)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Income and Growth
Portfolio is incorporated by reference to Exhibit
15(j) to Post-Effective Amendment No. 56.


   (k)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the U.S. Government
Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No.
56.


   (l)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Monthly Payment
Government Portfolio is incorporated by reference to Exhibit 15(l) to Post-Effective Amendment No.
56.


   (m)  Amended Plan of Distribution Pursuant to
Rule 12b-1 on behalf of the Income Return Account
Portfolio is incorporated by reference to Exhibit
15(m) to Post-Effective Amendment No. 56.

                  (n) Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Capital Appreciation Portfolio is incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 56.
              (16)Schedule of Computation of Performance
              Quotation for the Income and Growth Portfolio, the U.S. Government Securities Portfolio, the Monthly Payment Government Portfolio, and the Income Return Account Portfolio are incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 37.
    (18)      Plan pursuant to Rule 18f-3
Item 25. Persons Controlled by or under Common Control with
         Registrant
         (None)
Item 26. Number of Holders of Securities
                                      Number of Recordholders
         on Title of Class                  April 11, 1995
         Income and Growth Portfolio            41,775
       U.S. Government Securities Portfolio   14,888
         Income Return Account Portfolio
         795
         Monthly Payment Government Portfolio
         1,322 Short-Term U.S. Treasury Securities
         Portfolio 2,188 Utility Portfolio
         5,806
         Capital Appreciation Portfolio
         13,597 Appreciation Portfolio
         0
         European Portfolio                       0
         Fundamental Value Portfolio              0
         Special Equities Portfolio               0
         Diversified Strategic Income Portfolio   0
         Investment Grade Bond Portfolio          0
         High Income Portfolio                    0
           Socially Responsible Investment
Portfolio0


Item 27. Indemnification

             Reference is made to Article SEVENTH, paragraph
         7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

             Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment
         Company Act of 1940.  Other assureds include Smith
         Barney Mutual Funds Management Inc.and (Registrant's
         Adviser) and affiliated investment companies.


Item 28. Business and other Connections of Investment Adviser

  See  the material under the caption "Management of the
  Fund" included   in   Part  A  (Prospectus)  of  this
  Registration Statement and the material appearing under the caption "Management Agreement" included in Part B (Statement of Additional Information) of this
  Registration Statement.

  Information as to the Directors and Officers of Smith
  Barney Mutual  Funds  Management Inc. is included in  its
  Form  ADV (File  No.  801-8314),  filed with the
  Commission, which is incorporated herein by reference thereto.

Item 29.   Principal Underwriters

           (a)  Smith Barney Inc. ("Smith Barney  ")  also
acts  as principal underwriter for the Smith  Barney Money
Funds,  Inc.;  Smith Barney  Municipal  Money Market
      Fund,  Inc.; Smith Barney Muni Funds;  Smith Barney
      Funds, Inc.; Smith Barney World Funds,  Inc.; Smith
      Barney
      Variable   Account   Funds;                    Smith
      Barney/Travelers  Series  Fund  Inc.;  Smith  Barney
      Intermediate  Municipal  Fund,  Inc.;  Smith  Barney
      Municipal  Fund, Inc.; High Income Opportunity  Fund
      Inc.;  Greenwich  Street California  Municipal  Fund
      Inc.; The Inefficient-Market Fund Inc.; Smith Barney
      Investment Funds, Inc.; Smith Barney Adjustable Rate
      Government  Income Fund; Smith Barney Income  Funds;
      Smith Barney Massachusetts Municipals  Fund;  Smith
      Barney Small Capitalization Fund; Zenix Income Fund
      Inc;  Smith  Barney  Arizona Municipals  Fund  Inc.;
      Smith Barney  Principal Return Fund;  Smith  Barney
      1990s Fund; Municipal High Income Fund Inc.; Pacific
      Corinthian Variable Annuity Fund; The Trust for TRAK
      Investments; Smith Barney Series Fund; Smith  Barney
      Income  Trust; Smith Barney Aggressive  Growth Fund
      Inc.;  Smith  Barney Appreciation Fund  Inc.;  Smith
      Barney California Municipals Fund Inc.; Smith Barney
      Fundamental  Value Fund Inc.; Smith  Barney  Managed
      Governments   Fund   Inc.;  Smith   Barney   Managed
      Municipals  Fund  Inc.;  Smith  Barney  New   Jersey
      Municipals  Fund Inc.; Smith Barney Precious  Metals
      and Minerals  Fund  Inc.; Smith  Barney  Investment
      Funds
Inc.; Smith Barney FMA (R) Trust;  The  Italy Fund  Inc.;
Smith Barney Telecommunications  Trust; Managed Municipals
Portfolio   Inc.;    Managed Municipals Portfolio II Inc.;
Managed  High  Income Portfolio Inc. Smith Barney Managed
Growth Fund.


             (b) The information required by this Item
        29 with respect to each director and officer of Smith Barney is incorporated by reference to

         Schedule A of Form BD filed by Smith Barney

         pursuant to the Securities Exchange Act of 1934

         (SEC File No. 8-8177).

             (c) Not applicable









Item 30. Location of Accounts and Records

             PNC Bank, National Association, 17th and
         Chestnut Streets, Philadelphia, Pennsylvania
19103, and The Shareholder Service Group Inc., Exchange
Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholder servicing agent records, respectively, required by Section 31 (a).
             All other records required by Section 31 (a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York
         10013 (and preserved for the periods specified by Rule

         31a-2).

Item 31. Management Services

         Not applicable

Item 32. Undertakings

         (a) Not applicable
             (b) Registrant undertakes, if requested
         to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the questions of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

             (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

                          SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933  and  has  duly caused     this   Post-
Effective  Amendment  to  its   Registration
Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 22nd day of December 1995.

                                   SMITH BARNEY FUNDS, INC.
                                     BY  /s/  Heath  B.
McLendon (Heath B. McLendon, Chief Executive Officer)
      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures                Title                         Date


   /s/  Heath  B.  McLendon              Director,  Chairman
and
December 22, 1995
(Heath B. McLendon)       Chief Executive Officer


/s/ Jessica M. Bibliowicz           President                        December
22,
1995
(Jessica M. BIbliowicz)


Joseph  H. Fleiss*                 Director
(Joseph H. Fleiss)


Donald R. Foley*                   Director
(Donald R. Foley)

                                Director
(Paul Hardin III)

Francis P. Martin*                 Director
(Francis P. Martin)


Roderick C. Rasmussen *   Director
(Roderick C. Rasmussen)


 /s/ Bruce D. Sargent                Director
(Bruce D. Sargent)


Signatures                Title                         Date
John P. Toolan*
Director
(John P. Toolan)


C. Richard Youngdahl*     Director
(C. Richard Youngdahl)


/s/  Lewis  E.  Daidone               Treasurer  and  Principal
December 22, 1995
(Lewis E. Daidone)        Financial Officer



*By:            /s/          Christina          T.
Sydor
December 22, 1995
      Christina T. Sydor
      Pursuant to Power of Attorney

                         EXHIBIT INDEX

Exhibit No.       Exhibit                                 Page
No.

11(b)             Auditor's Consent

18                Rule 18f-3 Plan

_______________________________
    1     Exhibit  5(a) is incorporated by reference  to
    Exhibit 5(a) to Post-Effective Amendment No. 46.

      ** Exhibits 5(b) through (f) are incorporated by reference to Exhibits 5(a) through (e) to Post-
    Effective  Amendment No.43